UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2007

(Unaudited)

Equity Funds

Allegiant.

AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

ALLEGIANT EQUITY FUNDS SEMI-ANNUAL REPORT

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

OTHER ALLEGIANT FUNDS

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman’s Message	1
Report from Allegiant Asset Management Company	2
Summary of Portfolio Holdings	5
Expense Tables	7
	Financial Highlights	Statements of Net Assets
Balanced Allocation Fund	9	18
International Equity Fund	10	26
Large Cap Core Equity Fund	11	30
Large Cap Growth Fund	11	32
Large Cap Value Fund	12	34
Mid Cap Value Fund	13	36
Multi-Factor Mid Cap Growth Fund	13	38
Multi-Factor Small Cap Core Fund	14	41
Multi-Factor Small Cap Focused Value Fund	14	44
Multi-Factor Small Cap Growth Fund	14	46
Multi-Factor Small Cap Value Fund	15	49
S&P 500® Index Fund	15	52
Small Cap Core Fund	16	58
Small Cap Growth Fund	17	60
Statements of Operations		64
Statements of Changes in Net Assets		68
Notes to Financial Statements		73
Trustees Review and Approval of Advisory and Sub-Advisory Agreements		85
Proxy Voting and Quarterly Schedules of Investments		87

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Equity Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

Allegiant Equity Funds

CHAIRMAN’S MESSAGE

JANUARY 2008

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and events shaping global economies. During the six month period ended November 30, 2007, total assets of the Allegiant Funds declined less than 1% to $11.1 billion.

The financial news has been dominated by events in the credit markets since problems emerged in the subprime mortgage market last year. This has generated increased scrutiny as to the credit quality and liquidity of individual securities held in investment portfolios. Your investment adviser has remained closely apprised of developments in the credit markets and continues to maintain a rigorous and ongoing credit review process across all fixed income and money market funds.

The start of a new year is often a natural time for individuals to evaluate their investment portfolios. As always, we encourage you to review the information included in this semi-annual report as a part of the process. You can also visit our web site at AllegiantFunds.com for additional information on all Allegiant Funds.

Finally, we would like to take this opportunity to thank Jack Breen for his valuable service on our Board of Trustees. Jack, who retired during this semi-annual period, made significant contributions during his tenure on the Board.

If you have any questions regarding Allegiant Funds or the information contained in this report, you may contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and prosperous new year.

Sincerely,

Robert D. Neary
Chairman

Allegiant Equity Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Federal Reserve Board made significant moves to increase liquidity.”

Economic and Market Overview

During the second half of 2007, investors were faced with two significant economic events: the fallout of subprime lending, with its ensuing credit crunch, and slowing economic growth. As a result, both stock and bond investors today are dealing with higher market volatility and increased uncertainty.

During the year, it became apparent that the housing market and its accompanying job creation, construction activity and consumer spending could no longer drive U.S. economic growth as it had for much of the past five years. Rising financing costs resulted in fewer home sales, lower home prices and higher levels of defaults among marginal, or subprime, borrowers. The increase in subprime defaults made an impact on the market’s financial sector – particularly those financial institutions that had extended sub-optimal loans to borrowers – as well as the investors who had purchased securities formed by bundling these loans. The negative effects of these issues quickly rippled throughout the economy, ultimately affecting both stock and bond investors.

By August, tightening credit markets weighed on the economy, despite previously released economic data that had suggested continued strength and benign inflation. In response, the Federal Reserve Board made significant moves to increase liquidity. On August 17, the Fed cited growing risks to the economy when it cut the discount rate (the rate the Fed charges banks to lend directly) by 50 basis points. The Fed surprised the bond and equity markets on September 18, when it again cut both the discount rate and the target fed funds rate by 50 basis points. An additional 25-basis-point cut in October was accompanied by a Fed statement that risks to slowing growth and inflation were balanced.

Equities

The housing market downturn and credit crunch negatively affected the Financial and Consumer Discretionary sectors of the market, contributing to a considerable increase in volatility during the second half of 2007. Quantitative managers, such as multi-strategy hedge funds, were particularly affected by the markets in August. With a portion of their portfolios invested in illiquid mortgage-backed securities, many of these managers were forced to liquidate equity holdings to raise needed capital. Consequently, prices of many valuation-based portfolios were sent downward.

Third-quarter earnings for the S&P 500® were weaker than expected and included the first year-over-year decline in quarterly earnings in more than five years. So far this year, large cap companies, which tend to have higher exposure to the faster-growing international economies and benefit from a greater number of exports due to the weak dollar, performed well. The Materials, Energy and Technology sectors likewise benefited from strong international growth and development during the year.

Commentary provided by Allegiant Asset Management Company

As investors sought the safety of higher-quality, larger companies, large cap stocks significantly outperformed their small cap counterparts year-to-date in 2007 according to Russell growth and value indices across all market capitalizations. And in the growth vs. value face-off, the Russell Growth Index and the Russell Value Index show that growth stocks outperformed value stocks across all market capitalizations during the period. Investors typically seek stronger growth opportunities in a slowing economic climate.

Developing countries, such as Brazil, China, Russia and India, now appear to be the greatest contributors to international growth, adding as much as 30% to world GDP (ISI Group). While Europe and the United Kingdom addressed credit issues similar to those of the United States, international growth remained higher than domestic during the period.

Fixed Income

In the second half of 2007, volatility greatly increased in the fixed-income markets, resulting in substantially expanded risk premiums. This environment was in part the result of the recognition of serious issues with subprime mortgage loans, such as surging delinquencies and foreclosures of residential mortgage loans due to poor underwriting standards and weakening home prices. The subprime mortgage crisis rippled through the financial markets, creating a significant financial crisis that has greatly diminished liquidity and credit availability.

As the financial crisis unfolded in this period, the bond market responded with a classic “flight to quality” movement reflected in the 2-year note’s 191-basis-point decline in yield and the yield spread’s 128-basis-point widening between the 2-year and 10-year notes. Concurrently, credit yield spreads to treasuries, especially in the financial sectors, experienced extremely wide gaps as a prominent group of institutions took over $60 billion in balance sheet write-downs. In acknowledgment of this financial crisis and its potential to slow future economic growth, the Federal Reserve Bank lowered the target on the federal funds rate from 5.25% to 4.5%.

In spite of the crisis on Wall Street, the economy of Main Street, with the exception of housing, remained resilient with a low unemployment rate of 4.7% and a third-quarter Real GDP of 4.9%. This did not alleviate the crisis as liquidation of fixed-income securities into a risk-averse market overwhelmed bond investors’ ability to absorb these bonds without large concessions. The valuations of all non-treasury securities, including municipal bonds and AAA-rated asset-backed securities were severely affected.

Looking Ahead

The current financial crisis continues to develop. Large financial firms are experiencing serious liquidity and balance sheet issues, which are impairing the ability of businesses and consumers to borrow.

“The subprime mortgage crisis rippled through the financial markets...”

Allegiant Equity Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

As a result of earlier excesses, investors are seeing less consumer lending, tighter underwriting standards, more selective credit card issuance and more restrictive corporate lending. Working through this will likely be a long-term process and it will have a significant impact on economic growth. That said, the Federal Reserve has made moves to inject liquidity and lower borrowing costs. Though this may stoke inflation worries, slower economic growth could act to keep inflation contained.

Future economic growth estimates have been lowered to a range of 1.8% to 2.5% in 2008, but the probability of a recession remains unknown. The outcome will depend upon the willingness of financial institutions to lend and the consumer’s willingness and ability to spend.

Corporate America has done relatively well in the recent environment. However, investors question how performance can continue to improve in an environment where growth is slowing and credit is tightening. Earnings growth estimates for 2008, which were at 9% in January 2007, have fallen to only 2% today.

Fears remain that the U.S. growth slowdown will adversely impact international growth. Financial markets are now global, and the domestic demand generated by emerging economies could provide a boost for U.S.-based exporters.

Overall, the markets have begun to assimilate information. Looking forward, we see mounting evidence of an economic slowdown, or even a recession in the near term. We are likely to see additional action by the Federal Reserve to help U.S. growth reaccelerate and there is growing optimism for a better second half of 2008.

Allegiant Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Equity Funds as of November 30, 2007.

Balanced Allocation Fund

U.S. Common Stocks	44.1%
U.S. Government Agency Mortgage-Backed
Obligations	11.3
Exchange Traded Funds	8.8
Foreign Common Stocks	8.4
Affiliated Money Market Fund	5.9
U.S. Treasury Obligations	5.3
U.S. Government Agency Obligations	4.2
Asset Backed Securities	4.0
Corporate Bonds	3.9
Collateralized Mortgage Obligations	2.1
Commercial Mortgage-Backed Securities	1.2
Preferred Stocks	0.6
Foreign Equity Certificates	0.2

100.0%

International Equity Fund

Japan	15.9%
United Kingdom	9.4
Switzerland	6.3
Finland	6.1
France	5.3
Hong Kong	5.1
Norway	4.5
Ireland	4.4
Twenty-four other countries	39.8
Affiliated Money Market Fund	3.2

100.0%

Large Cap Core Equity Fund

Financials	18.3%
Information Technology	16.1
Healthcare	12.3
Energy	11.8
Industrials	11.3
Consumer Staples	10.1
Consumer Discretionary	8.5
Telecommunication Services	3.6
Utilities	3.5
Materials	3.3
Affiliated Money Market Fund	1.2

100.0%

Large Cap Growth Fund

Technology	22.0%
Consumer Discretionary	16.5
Healthcare	14.3
Financial Services	8.7
Other Energy	8.2
Consumer Staples	8.0
Producer Durables	6.9
Materials and Processing	4.4
Autos and Transportation	3.1
Other	2.4
Preferred Stock	2.1
Utilities	2.1
Affiliated Money Market Fund	1.3

100.0%

Large Cap Value Fund

Financials	24.7%
Energy	13.2
Consumer Staples	12.4
Information Technology	11.4
Healthcare	10.1
Industrials	7.5
Telecommunication Services	6.3
Materials	4.8
Consumer Discretionary	3.7
Affiliated Money Market Fund	3.0
Utilities	2.9

100.0%

Mid Cap Value Fund

Financials	27.3%
Utilities	14.6
Information Technology	12.3
Energy	9.5
Consumer Discretionary	9.4
Industrials	7.4
Materials	7.1
Healthcare	4.4
Consumer Staples	4.3
Affiliated Money Market Fund	2.9
Telecommunication Services	0.8

100.0%

Multi-Factor Mid Cap Growth Fund

Information Technology	20.8%
Industrials	16.4
Consumer Discretionary	15.2
Healthcare	11.0
Energy	9.7
Financials	7.9
Telecommunication Services	5.0
Materials	4.4
Consumer Staples	3.8
Utilities	2.9
Affiliated Money Market Fund	2.9

100.0%

Multi-Factor Small Cap Core Fund

Industrials	18.0%
Information Technology	16.6
Consumer Discretionary	14.0
Healthcare	13.7
Financials	12.3
Energy	6.7
Consumer Staples	4.6
Materials	4.6
Telecommunication Services	4.3
Affiliated Money Market Fund	1.9
Exchange Traded Fund	1.8
Utilities	1.5

100.0%

Allegiant Equity Funds

SUMMARY OF PORTFOLIO HOLDINGS

Multi-Factor Small Cap Focused Value Fund

Financials	27.6%
Industrials	14.3
Healthcare	11.7
Information Technology	10.8
Materials	8.5
Consumer Discretionary	8.2
Energy	6.7
Consumer Staples	5.0
Utilities	3.2
Telecommunication Services	2.4
Affiliated Money Market Fund	1.6

100.0%

Multi-Factor Small Cap Growth Fund

Healthcare	21.1%
Industrials	20.7
Information Technology	19.6
Consumer Discretionary	14.2
Energy	7.2
Financials	5.8
Materials	3.8
Affiliated Money Market Fund	3.3
Consumer Staples	2.2
Telecommunication Services	1.2
Utilities	0.6
Exchange Traded Fund	0.3

100.0%

Multi-Factor Small Cap Value Fund

Financials	26.6%
Affiliated Money Market Fund	13.5
Healthcare	10.4
Information Technology	9.0
Materials	8.3
Industrials	8.1
Consumer Discretionary	6.5
Energy	6.2
Consumer Staples	5.9
Utilities	3.0
Telecommunication Services	2.5

100.0%

S&P 500® Index Fund

Financials	17.9%
Information Technology	16.5
Healthcare	12.6
Energy	11.9
Industrials	11.5
Consumer Staples	10.2
Consumer Discretionary	8.9
Utilities	3.5
Telecommunication Services	3.3
Materials	3.1
Exchange Traded Fund	0.6

100.0%

Small Cap Core Fund

Information Technology	26.7%
Financials	17.4
Industrials	15.9
Consumer Discretionary	10.2
Energy	7.7
Materials	7.5
Affiliated Money Market Fund	7.3
Healthcare	7.3

100.0%

Small Cap Growth Fund

Healthcare	22.1%
Industrials	20.5
Information Technology	19.9
Consumer Discretionary	14.9
Energy	7.6
Financials	6.1
Materials	4.0
Consumer Staples	2.2
Telecommunication Services	1.2
Affiliated Money Market Fund	0.8
Utilities	0.7

100.0%

Allegiant Equity Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 to November 30, 2007).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expenses Paid During Period*

Balanced Allocation Fund

Actual
Class I	$1,000.00	$1,023.48	0.97%	$4.91
Class A	1,000.00	1,022.20	1.22	6.17
Class B	1,000.00	1,018.51	1.95	9.84
Class C	1,000.00	1,018.65	1.95	9.84
Hypothetical**
Class I	1,000.00	1,020.15	0.97	4.90
Class A	1,000.00	1,018.90	1.22	6.16
Class B	1,000.00	1,015.25	1.95	9.82
Class C	1,000.00	1,015.25	1.95	9.82

International Equity Fund

Actual
Class I	$1,000.00	$1,045.81	1.21%	$6.19
Class A	1,000.00	1,044.61	1.46	7.46
Class B	1,000.00	1,040.92	2.18	11.12
Class C	1,000.00	1,040.45	2.18	11.12
Hypothetical**
Class I	1,000.00	1,018.95	1.21	6.11
Class A	1,000.00	1,017.70	1.46	7.36
Class B	1,000.00	1,014.10	2.18	10.98
Class C	1,000.00	1,014.10	2.18	10.98

Large Cap Core Equity Fund

Actual
Class I	$1,000.00	$999.84	0.91%	$4.55
Class A	1,000.00	997.89	1.16	5.79
Class B	1,000.00	994.89	1.88	9.38
Class C	1,000.00	994.79	1.88	9.38
Hypothetical**
Class I	1,000.00	1,020.45	0.91	4.60
Class A	1,000.00	1,019.20	1.16	5.86
Class B	1,000.00	1,015.60	1.88	9.47
Class C	1,000.00	1,015.60	1.88	9.47

Large Cap Growth Fund

Actual
Class I	$1,000.00	$1,041.35	0.92%	$4.70
Class A	1,000.00	1,039.57	1.17	5.97
Class B	1,000.00	1,035.64	1.89	9.62
Class C	1,000.00	1,036.13	1.89	9.62
Hypothetical**
Class I	1,000.00	1,020.40	0.92	4.65
Class A	1,000.00	1,019.15	1.17	5.91
Class B	1,000.00	1,015.55	1.89	9.52
Class C	1,000.00	1,015.55	1.89	9.52

Large Cap Value Fund

Actual
Class I	$1,000.00	$940.37	0.91%	$4.41
Class A	1,000.00	939.49	1.16	5.62
Class B	1,000.00	935.76	1.88	9.10
Class C	1,000.00	935.91	1.88	9.10
Hypothetical**
Class I	1,000.00	1,020.45	0.91	4.60
Class A	1,000.00	1,019.20	1.16	5.86
Class B	1,000.00	1,015.60	1.88	9.47
Class C	1,000.00	1,015.60	1.88	9.47

Mid Cap Value Fund

Actual
Class I	$1,000.00	$894.65	0.94%	$4.45
Class A	1,000.00	893.77	1.19	5.63
Class B	1,000.00	890.90	1.91	9.03
Class C	1,000.00	890.26	1.91	9.03
Hypothetical**
Class I	1,000.00	1,020.30	0.94	4.75
Class A	1,000.00	1,019.05	1.19	6.01
Class B	1,000.00	1,015.45	1.91	9.62
Class C	1,000.00	1,015.45	1.91	9.62

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingentdeferredsalescharges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multipliedbythenumberofdays (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds

EXPENSE TABLES

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Factor Mid Cap Growth Fund

Actual
Class I	$1,000.00	$967.06	0.85%	$4.18
Class A	1,000.00	965.48	1.10	5.41
Class B	1,000.00	961.38	1.83	8.97
Class C	1,000.00	961.90	1.83	8.98
Hypothetical**
Class I	1,000.00	1,020.75	0.85	4.29
Class A	1,000.00	1,019.50	1.10	5.55
Class B	1,000.00	1,015.85	1.83	9.22
Class C	1,000.00	1,015.85	1.83	9.22

Multi-Factor Small Cap Core Fund

Actual
Class I	$1,000.00	$934.36	0.95%	$4.59
Class A	1,000.00	932.58	1.20	5.80
Hypothetical**
Class I	1,000.00	1,020.25	0.95	4.80
Class A	1,000.00	1,019.00	1.20	6.06

Multi-Factor Small Cap Focused Value Fund

Actual
Class I	$1,000.00	$791.53	1.17%	$5.24
Class A	1,000.00	790.63	1.42	6.36
Class C	1,000.00	787.21	2.17	9.70
Hypothetical**
Class I	1,000.00	1,019.15	1.17	5.91
Class A	1,000.00	1,017.90	1.42	7.16
Class C	1,000.00	1,014.15	2.17	10.93

Multi-Factor Small Cap Growth Fund

Actual
Class I	$1,000.00	$1,016.13	0.95%	$4.79
Class A	1,000.00	1,015.33	1.20	6.05
Hypothetical**
Class I	1,000.00	1,020.25	0.95	4.80
Class A	1,000.00	1,019.00	1.20	6.06

Multi-Factor Small Cap Value Fund

Actual
Class I	$1,000.00	$821.98	1.19%	$5.42
Class A	1,000.00	820.98	1.44	6.56
Class B	1,000.00	817.81	2.16	9.82
Class C	1,000.00	817.86	2.16	9.82
Hypothetical**
Class I	1,000.00	1,019.05	1.19	6.01
Class A	1,000.00	1,017.80	1.44	7.26
Class B	1,000.00	1,014.20	2.16	10.88
Class C	1,000.00	1,014.20	2.16	10.88

S&P 500® Index Fund

Actual
Class I	$1,000.00	$975.19	0.36%	$1.78
Class A	1,000.00	974.68	0.61	3.01
Class B	1,000.00	970.88	1.35	6.65
Class C	1,000.00	970.32	1.35	6.65
Hypothetical**
Class I	1,000.00	1,023.20	0.36	1.82
Class A	1,000.00	1,021.95	0.61	3.08
Class B	1,000.00	1,018.25	1.35	6.81
Class C	1,000.00	1,018.25	1.35	6.81

Small Cap Core Fund

Actual
Class I	$1,000.00	$925.03	1.15%	$5.53
Class A	1,000.00	923.64	1.40	6.73
Class B	1,000.00	920.48	2.12	10.18
Class C	1,000.00	920.55	2.12	10.18
Hypothetical**
Class I	1,000.00	1,019.25	1.15	5.81
Class A	1,000.00	1,018.00	1.40	7.06
Class B	1,000.00	1,014.40	2.12	10.68
Class C	1,000.00	1,014.40	2.12	10.68

Small Cap Growth Fund

Actual
Class I	$1,000.00	$1,014.82	1.25%	$6.30
Class A	1,000.00	1,015.21	1.50	7.56
Class B	1,000.00	1,011.17	2.22	11.16
Class C	1,000.00	1,011.14	2.22	11.16
Hypothetical**
Class I	1,000.00	1,018.75	1.25	6.31
Class A	1,000.00	1,017.50	1.50	7.57
Class B	1,000.00	1,013.90	2.22	11.18
Class C	1,000.00	1,013.90	2.22	11.18

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multipliedbythenumberofdays (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007 and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
BALANCED ALLOCATION FUND
CLASS I
2007*	$11.86	$0.10	$0.18	$—	**	$(0.12)	$—	$12.02	2.35%	$147,266	0.97%	1.71%	0.97%	1.71%	65%
2007	10.63	0.23	1.51	—		(0.21)	(0.30)	11.86	16.68	149,407	0.97	2.06	0.97	2.06	148
2006	9.95	0.17	0.68	—		(0.17)	—	10.63	8.64	122,916	1.04	1.63	1.04	1.63	223
2005	9.35	0.14	0.61	—		(0.15)	—	9.95	8.01	133,954	1.06	1.49	1.06	1.49	201
2004	8.44	0.11	0.89	—		(0.09)	—	9.35	11.93	136,752	0.98	1.15	0.98	1.15	230
2003	9.01	0.13	(0.55)	—		(0.15)	—	8.44	(4.58)	120,329	1.09	1.63	1.09	1.63	171
CLASS A
2007*	$11.88	$0.09	$0.17	$—	**	$(0.10)	$—	$12.04	2.22%	$17,491	1.22%	1.46%	1.22%	1.46%	65%
2007	10.64	0.20	1.52	—		(0.18)	(0.30)	11.88	16.47	17,125	1.22	1.81	1.22	1.81	148
2006	9.96	0.14	0.69	—		(0.15)	—	10.64	8.35	14,323	1.29	1.38	1.29	1.38	223
2005	9.36	0.12	0.60	—		(0.12)	—	9.96	7.74	17,859	1.31	1.24	1.31	1.24	201
2004	8.45	0.08	0.90	—		(0.07)	—	9.36	11.67	16,900	1.23	0.90	1.23	0.90	230
2003	9.02	0.11	(0.55)	—		(0.13)	—	8.45	(4.80)	16,515	1.34	1.38	1.34	1.38	171
CLASS B
2007*	$11.88	$0.04	$0.18	$—	**	$(0.06)	$—	$12.04	1.85%	$5,967	1.95%	0.73%	1.95%	0.73%	65%
2007	10.64	0.12	1.52	—		(0.10)	(0.30)	11.88	15.64	6,209	1.95	1.08	1.95	1.08	148
2006	9.96	0.07	0.68	—		(0.07)	—	10.64	7.60	5,781	1.99	0.68	1.99	0.68	223
2005	9.36	0.05	0.60	—		(0.05)	—	9.96	6.99	6,458	2.01	0.54	2.01	0.54	201
2004	8.46	0.02	0.89	—		(0.01)	—	9.36	10.80	6,985	1.93	0.20	1.93	0.20	230
2003	9.03	0.05	(0.55)	—		(0.07)	—	8.46	(5.48)	5,879	2.05	0.67	2.05	0.67	171
CLASS C
2007*	$11.81	$0.04	$0.18	$—	**	$(0.06)	$—	$11.97	1.87%	$2,132	1.95%	0.73%	1.95%	0.73%	65%
2007	10.59	0.12	1.51	—		(0.11)	(0.30)	11.81	15.60	2,236	1.95	1.08	1.95	1.08	148
2006	9.91	0.07	0.68	—		(0.07)	—	10.59	7.60	1,246	1.99	0.68	1.99	0.68	223
2005	9.33	0.04	0.60	—		(0.06)	—	9.91	6.85	1,685	2.01	0.54	2.01	0.54	201
2004	8.43	0.03	0.88	—		(0.01)	—	9.33	10.83	1,754	1.93	0.20	1.93	0.20	230
2003	9.00	0.05	(0.55)	—		(0.07)	—	8.43	(5.49)	680	2.05	0.67	2.05	0.67	171

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 12 in Notes to Financial Statements.

(3)

Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007 and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
INTERNATIONAL EQUITY FUND
CLASS I
2007*	$18.12	$0.06	$0.77	$—	**	$—	$—	$18.95	4.58%	$388,424	1.21%	0.62%	1.36%	0.47%	26%
2007(3)	14.23	0.15	3.77	—		(0.03)	—	18.12	27.61	343,857	1.22	0.95	1.37	0.80	37
2006(3)	11.14	0.15	3.22	—		(0.28)	—	14.23	30.57	264,452	1.34	1.13	1.49	0.98	123
2005	10.18	0.13	0.99	—		(0.16)	—	11.14	10.99	209,121	1.36	1.27	1.46	1.17	225
2004	8.05	0.08	2.21	—		(0.16)	—	10.18	28.50	280,040	1.41	0.74	1.41	0.74	117
2003	9.75	0.08	(1.75)	—		(0.03)	—	8.05	(17.13)	322,284	1.38	1.06	1.38	1.06	90
CLASS A
2007*	$17.93	$0.03	$0.77	$—	**	$—	$—	$18.73	4.46%	$21,118	1.46%	0.37%	1.61%	0.22%	26%
2007(3)	14.10	0.11	3.72	—		— **	—	17.93	27.17	19,630	1.47	0.70	1.62	0.55	37
2006(3)	11.03	0.11	3.21	—		(0.25)	—	14.10	30.39	14,083	1.59	0.88	1.74	0.73	123
2005	10.09	0.13	0.95	—		(0.14)	—	11.03	10.62	11,333	1.61	1.02	1.71	0.92	225
2004	7.97	0.07	2.17	—		(0.12)	—	10.09	28.19	11,693	1.66	0.49	1.66	0.49	117
2003	9.68	0.10	(1.79)	—		(0.02)	—	7.97	(17.49)	32,345	1.63	0.81	1.63	0.81	90
CLASS B
2007*	$17.35	$(0.03)	$0.74	$—	**	$—	$—	$18.06	4.09%	$1,640	2.18%	(0.35)%	2.33%	(0.50)%	26%
2007(3)	13.73	— **	3.62	—		—	—	17.35	26.37	1,412	2.19	(0.02)	2.34	(0.17)	37
2006(3)	10.73	0.02	3.12	—		(0.14)	—	13.73	29.43	1,236	2.27	0.20	2.42	0.05	123
2005	9.81	0.04	0.93	—		(0.05)	—	10.73	9.85	1,369	2.30	0.33	2.40	0.23	225
2004	7.77	(0.02)	2.14	—		(0.08)	—	9.81	27.31	1,834	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—		—	—	7.77	(17.87)	1,944	2.34	0.10	2.34	0.10	90
CLASS C
2007*	$17.30	$(0.03)	$0.73	$—	**	$—	$—	$18.00	4.05%	$1,085	2.18%	(0.35)%	2.33%	(0.50)%	26%
2007(3)	13.69	0.02	3.59	—		—	—	17.30	26.37	1,164	2.19	(0.02)	2.34	(0.17)	37
2006(3)	10.68	0.01	3.12	—		(0.12)	—	13.69	29.43	1,001	2.27	0.20	2.42	0.05	123
2005	9.78	0.05	0.93	—		(0.08)	—	10.68	10.01	1,277	2.30	0.33	2.40	0.23	225
2004	7.77	—	2.12	—		(0.11)	—	9.78	27.27	1,209	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—		—	—	7.77	(17.87)	413	2.34	0.10	2.34	0.10	90

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 12 in Notes to Financial Statements.

(3)	Redemption fees received during the year had no effect on the net asset value.

(4)

During the period ended November 30, 2007, 0.05%, 0.05%, 0.05% and 0.05% of the Large Cap Growth Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment from an affiliate as referenced in Note 12. Excluding this item, the total returns would have been 4.09%, 3.91%, 3.51% and 3.56%, respectively, for Class I, Class A, Class B and Class C.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP CORE EQUITY FUND
CLASS I
2007*	$13.48	$(0.02)	$0.02	$—	**	$(0.09)	$—	$13.39	(0.02)%		$222,105	0.91%	(0.27)%	0.91%	(0.27)%	43%
2007	12.39	0.12	1.79	—		(0.06)	(0.76)	13.48	15.91		235,381	0.92	0.97	0.92	0.97	66
2006	11.54	0.05	1.09	—		(0.04)	(0.25)	12.39	9.98		227,171	0.97	0.43	0.97	0.43	65
2005	10.91	0.08	0.79	—		(0.08)	(0.16)	11.54	7.95		211,478	0.98	0.66	0.98	0.66	69
2004	9.58	0.09	1.33	—		(0.09)	—	10.91	14.72		209,690	0.94	0.81	0.94	0.81	124
2003	10.87	0.10	(1.30)	—		(0.09)	—	9.58	(10.90)		152,055	0.96	1.08	0.96	1.08	68
CLASS A
2007*	$13.33	$(0.03)	$— **	$—	**	$(0.07)	$—	$13.23	(0.21)%		$5,725	1.16%	(0.52)%	1.16%	(0.52)%	43%
2007	12.26	0.09	1.77	—		(0.03)	(0.76)	13.33	15.62		5,918	1.17	0.72	1.17	0.72	66
2006	11.41	0.02	1.10	—		(0.02)	(0.25)	12.26	9.81		5,863	1.22	0.18	1.22	0.18	65
2005	10.81	0.05	0.77	—		(0.06)	(0.16)	11.41	7.53		7,881	1.23	0.41	1.23	0.41	69
2004	9.49	0.06	1.33	—		(0.07)	—	10.81	14.62		8,648	1.19	0.56	1.19	0.56	124
2003	10.77	0.08	(1.29)	—		(0.07)	—	9.49	(11.22)		4,703	1.21	0.83	1.21	0.83	68
CLASS B
2007*	$12.70	$(0.08)	$0.02	$—	**	$(0.05)	$—	$12.59	(0.51)%		$2,386	1.88%	(1.24)%	1.88%	(1.24)%	43%
2007	11.77	— **	1.69	—		—	(0.76)	12.70	14.78		2,860	1.89	0.00	1.89	0.00	66
2006	11.03	(0.06)	1.05	—		—	(0.25)	11.77	9.01		3,152	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.76	—		(0.03)	(0.16)	11.03	6.90		3,545	1.92	(0.27)	1.92	(0.27)	69
2004	9.22	(0.02)	1.29	—		—	—	10.49	13.70		3,527	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01	(1.26)	—		(0.01)	—	9.22	(11.79)		1,699	1.92	0.12	1.92	0.12	68
CLASS C
2007*	$12.70	$(0.08)	$0.01	$—	**	$(0.04)	$—	$12.59	(0.52)%		$342	1.88%	(1.24)%	1.88%	(1.24)%	43%
2007	11.77	— **	1.69	—		—	(0.76)	12.70	14.78		431	1.89	0.00	1.89	0.00	66
2006	11.02	(0.06)	1.06	—		—	(0.25)	11.77	9.11		408	1.90	(0.50)	1.90	(0.50)	65
2005	10.49	(0.03)	0.75	—		(0.03)	(0.16)	11.02	6.82		731	1.92	(0.27)	1.92	(0.27)	69
2004	9.23	(0.02)	1.29	—		(0.01)	—	10.49	13.63		676	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01	(1.25)	—		(0.01)	—	9.23	(11.68)		516	1.92	0.12	1.92	0.12	68
LARGE CAP GROWTH FUND
CLASS I
2007*	$20.80	$(0.05)	$0.90	$0.01		$—	$—	$21.66	4.14	%(4)	$450,143	0.92%	(0.45)%	0.92%	(0.45)%	50%
2007	19.77	0.10	3.00	—		(0.16)	(1.91)	20.80	16.51		430,249	0.93	0.44	0.93	0.44	79
2006	19.06	—	1.54	—		(0.19)	(0.64)	19.77	8.02		453,493	0.97	(0.01)	0.97	(0.01)	76
2005	18.71	0.08	0.51	—		—	(0.24)	19.06	3.22		482,538	0.98	0.38	0.98	0.38	78
2004	17.13	0.02	1.63	—		(0.07)	—	18.71	9.64		581,512	0.93	0.09	0.93	0.09	144
2003	19.54	0.06	(2.41)	—		(0.06)	—	17.13	(12.03)		542,371	0.92	0.35	0.92	0.35	65
CLASS A
2007*	$20.47	$(0.07)	$0.87	$0.01		$—	$—	$21.28	3.96	%(4)	$121,371	1.17%	(0.70)%	1.17%	(0.70)%	50%
2007	19.48	0.05	2.96	—		(0.11)	(1.91)	20.47	16.26		121,321	1.18	0.19	1.18	0.19	79
2006	18.78	(0.05)	1.51	—		(0.12)	(0.64)	19.48	7.74		118,848	1.22	(0.26)	1.22	(0.26)	76
2005	18.49	0.03	0.50	—		—	(0.24)	18.78	2.93		129,193	1.23	0.13	1.23	0.13	78
2004	16.95	(0.03)	1.61	—		(0.04)	—	18.49	9.34		142,015	1.18	(0.16)	1.18	(0.16)	144
2003	19.34	0.02	(2.39)	—		(0.02)	—	16.95	(12.26)		136,358	1.17	0.10	1.17	0.10	65
CLASS B
2007*	$19.36	$(0.14)	$0.83	$0.01		$—	$—	$20.06	3.56	%(4)	$6,569	1.89%	(1.41)%	1.89%	(1.41)%	50%
2007	18.55	(0.10)	2.82	—		—	(1.91)	19.36	15.43		6,849	1.90	(0.53)	1.90	(0.53)	79
2006	17.92	(0.18)	1.45	—		—	(0.64)	18.55	7.03		8,399	1.90	(0.94)	1.90	(0.94)	76
2005	17.78	(0.10)	0.48	—		—	(0.24)	17.92	2.20		9,265	1.92	(0.56)	1.92	(0.56)	78
2004	16.38	(0.15)	1.57	—		(0.02)	—	17.78	8.66		9,673	1.88	(0.86)	1.88	(0.86)	144
2003	18.81	(0.09)	(2.34)	—		—	—	16.38	(12.92)		3,363	1.88	(0.61)	1.88	(0.61)	65
CLASS C
2007*	$19.38	$(0.14)	$0.83	$0.01		$—	$—	$20.08	3.61	%(4)	$673	1.89%	(1.42)%	1.89%	(1.42)%	50%
2007	18.58	(0.10)	2.81	—		—	(1.91)	19.38	15.35		707	1.90	(0.53)	1.90	(0.53)	79
2006	17.94	(0.18)	1.46	—		—	(0.64)	18.58	7.08		826	1.90	(0.94)	1.90	(0.94)	76
2005	17.80	(0.10)	0.48	—		—	(0.24)	17.94	2.20		1,239	1.92	(0.56)	1.92	(0.56)	78
2004	16.40	(0.15)	1.57	—		(0.02)	—	17.80	8.70		1,146	1.88	(0.86)	1.88	(0.86)	144
2003	18.82	(0.09)	(2.33)	—		—	—	16.40	(12.91)		576	1.88	(0.61)	1.88	(0.61)	65

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007 and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP VALUE FUND
CLASS I
2007*	$20.99	$0.14	$(1.38)	$—	**	$(0.15)	$—	$19.60	(5.96	)%$	691,522	0.91%	1.39%	0.91%	1.39%	49%
2007	18.87	0.29	4.24	—		(0.27)	(2.14)	20.99	25.29		718,669	0.92	1.42	0.92	1.42	71
2006	17.58	0.25	2.62	—		(0.23)	(1.35)	18.87	16.78		582,162	0.97	1.30	0.97	1.30	46
2005	16.44	0.26	1.81	—		(0.25)	(0.68)	17.58	12.74		548,937	0.98	1.47	0.98	1.47	37
2004	14.07	0.21	2.38	—		(0.22)	—	16.44	18.52		526,031	0.94	1.38	0.94	1.38	47
2003	15.83	0.21	(1.73)	—		(0.21)	(0.03)	14.07	(9.46)		505,108	0.93	1.62	0.93	1.62	34
CLASS A
2007*	$20.91	$0.12	$(1.38)	$—	**	$(0.12)	$—	$19.53	(6.05	)%$	60,559	1.16%	1.14%	1.16%	1.14%	49%
2007	18.81	0.23	4.23	—		(0.22)	(2.14)	20.91	24.95		65,300	1.17	1.17	1.17	1.17	71
2006	17.53	0.20	2.61	—		(0.18)	(1.35)	18.81	16.48		54,448	1.22	1.05	1.22	1.05	46
2005	16.39	0.21	1.82	—		(0.21)	(0.68)	17.53	12.50		48,306	1.23	1.22	1.23	1.22	37
2004	14.03	0.18	2.37	—		(0.19)	—	16.39	18.24		41,023	1.19	1.13	1.19	1.13	47
2003	15.80	0.19	(1.75)	—		(0.18)	(0.03)	14.03	(9.78)		34,207	1.18	1.37	1.18	1.37	34
CLASS B
2007*	$20.77	$0.04	$(1.37)	$—	**	$(0.05)	$—	$19.39	(6.42	)%$	8,351	1.88%	0.42%	1.88%	0.42%	49%
2007	18.70	0.09	4.20	—		(0.08)	(2.14)	20.77	24.05		9,638	1.89	0.45	1.89	0.45	71
2006	17.43	0.07	2.60	—		(0.05)	(1.35)	18.70	15.71		8,782	1.90	0.37	1.90	0.37	46
2005	16.30	0.09	1.81	—		(0.09)	(0.68)	17.43	11.73		9,783	1.92	0.53	1.92	0.53	37
2004	13.97	0.06	2.38	—		(0.11)	—	16.30	17.47		10,499	1.89	0.43	1.89	0.43	47
2003	15.73	0.09	(1.74)	—		(0.08)	(0.03)	13.97	(10.45)		7,022	1.89	0.66	1.89	0.66	34
CLASS C
2007*	$20.66	$0.04	$(1.36)	$—	**	$(0.05)	$—	$19.29	(6.41	)%$	717	1.88%	0.42%	1.88%	0.42%	49%
2007	18.62	0.09	4.18	—		(0.09)	(2.14)	20.66	24.04		808	1.89	0.45	1.89	0.45	71
2006	17.36	0.07	2.59	—		(0.05)	(1.35)	18.62	15.70		588	1.90	0.37	1.90	0.37	46
2005	16.24	0.09	1.80	—		(0.09)	(0.68)	17.36	11.72		776	1.92	0.53	1.92	0.53	37
2004	13.94	0.02	2.40	—		(0.12)	—	16.24	17.36		697	1.89	0.43	1.89	0.43	47
2003	15.70	0.10	(1.74)	—		(0.09)	(0.03)	13.94	(10.42)		305	1.89	0.66	1.89	0.66	34

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 12 in Notes to Financial Statements.

(3)

Mid Cap Value Fund Class I and Class A commenced operations on July 1, 2002 and Class B and Class C commenced operations on June 2, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MID CAP VALUE FUND
CLASS I
2007*	$16.61	$0.07	$(1.82)	$—	**	$—	$—	$14.86	(10.54)%	$219,417	0.94%	0.97%	1.19%	0.72%	31%
2007	13.73	0.28	3.41	—		(0.05)	(0.76)	16.61	27.76	190,806	0.93	1.86	1.18	1.61	45
2006	12.47	0.09	2.55	—		(0.11)	(1.27)	13.73	22.04	93,896	1.01	0.62	1.26	0.37	44
2005	12.54	0.10	2.12	—		(0.04)	(2.25)	12.47	18.13	45,863	1.02	0.75	1.27	0.50	75
2004	10.11	0.04	2.69	—		(0.07)	(0.23)	12.54	27.24	52,453	1.07	0.36	1.20	0.23	87
2003(3)	10.00	0.07	0.07	—		(0.03)	—	10.11	1.38	36,319	0.93	0.89	1.24	0.58	76
CLASS A
2007*	$16.38	$0.05	$(1.79)	$—	**	$—	$—	$14.64	(10.62)%	$121,614	1.19%	0.72%	1.44%	0.47%	31%
2007	13.57	0.31	3.30	—		(0.04)	(0.76)	16.38	27.48	194,866	1.18	1.61	1.43	1.36	45
2006	12.35	0.04	2.53	—		(0.08)	(1.27)	13.57	21.66	10,777	1.26	0.37	1.51	0.12	44
2005	12.44	0.07	2.10	—		(0.01)	(2.25)	12.35	17.86	6,042	1.27	0.50	1.52	0.25	75
2004	10.05	— **	2.68	—		(0.06)	(0.23)	12.44	26.85	5,313	1.32	0.11	1.45	(0.02)	87
2003(3)	10.00	0.06	0.01	—		(0.02)	—	10.05	0.71	1,299	1.18	0.64	1.49	0.33	76
CLASS B
2007*	$16.04	$— **	$(1.75)	$—	**	$—	$—	$14.29	(10.97)%	$4,540	1.91%	0.00%	2.16%	(0.25)%	31%
2007	13.36	0.11	3.33	—		—	(0.76)	16.04	26.57	5,507	1.90	0.89	2.15	0.64	45
2006	12.18	(0.04)	2.49	—		—	(1.27)	13.36	20.87	4,636	1.94	(0.31)	2.19	(0.56)	44
2005	12.37	(0.02)	2.08	—		—	(2.25)	12.18	16.98	4,058	1.96	(0.19)	2.21	(0.44)	75
2004(3)	10.14	(0.08)	2.56	—		(0.02)	(0.23)	12.37	24.64	3,472	2.05	(0.62)	2.18	(0.75)	87
CLASS C
2007*	$16.13	$— **	$(1.77)	$—	**	$—	$—	$14.36	(10.97)%	$7,168	1.91%	0.00%	2.16%	(0.25)%	31%
2007	13.43	0.15	3.31	—		—	(0.76)	16.13	26.58	5,620	1.90	0.89	2.15	0.64	45
2006	12.23	(0.04)	2.51	—		—	(1.27)	13.43	20.95	1,745	1.94	(0.31)	2.19	(0.56)	44
2005	12.42	(0.02)	2.08	—		—	(2.25)	12.23	16.91	951	1.96	(0.19)	2.21	(0.44)	75
2004(3)	10.14	(0.08)	2.60	—		(0.01)	(0.23)	12.42	24.96	858	2.05	(0.62)	2.18	(0.75)	87
MULTI-FACTOR MID CAP GROWTH FUND
CLASS I
2007*	$9.41	$0.01	$(0.32)	$—	**	$—	$—	$9.10	(3.29)%	$24,301	0.85%	0.21%	1.40%	(0.34)%	62%
2007	7.73	0.08	1.65	—		(0.05)	—	9.41	22.45	16,758	0.90	1.06	1.45	0.51	159
2006	6.92	—	0.81	—		—	—	7.73	11.71	15,544	0.90	(0.04)	1.46	(0.60)	102
2005	6.59	(0.04)	0.37	—		—	—	6.92	5.01	13,248	1.07	(0.62)	1.40	(0.95)	219
2004	5.70	(0.04)	0.93	—		—	—	6.59	15.63	67,969	1.13	(0.69)	1.26	(0.82)	228
2003	6.49	(0.05)	(0.74)	—		—	—	5.70	(12.17)	74,852	1.30	(0.92)	1.30	(0.92)	66
CLASS A
2007*	$8.98	$— **	$(0.31)	$—	**	$—	$—	$8.67	(3.45)%	$15,969	1.10%	(0.04)%	1.65%	(0.59)%	62%
2007	7.38	0.06	1.57	—		(0.03)	—	8.98	22.11	17,483	1.15	0.81	1.70	0.26	159
2006	6.63	(0.02)	0.77	—		—	—	7.38	11.31	16,778	1.15	(0.29)	1.71	(0.85)	102
2005	6.32	(0.05)	0.36	—		—	—	6.63	4.91	17,836	1.32	(0.87)	1.65	(1.20)	219
2004	5.48	(0.06)	0.90	—		—	—	6.32	15.33	19,092	1.38	(0.94)	1.51	(1.07)	228
2003	6.26	(0.06)	(0.72)	—		—	—	5.48	(12.46)	16,476	1.55	(1.17)	1.55	(1.17)	66
CLASS B
2007*	$7.25	$(0.03)	$(0.25)	$—	**	$—	$—	$6.97	(3.86)%	$975	1.83%	(0.77)%	2.38%	(1.32)%	62%
2007	5.98	0.01	1.26	—		—	—	7.25	21.24	1,065	1.88	0.08	2.43	(0.47)	159
2006	5.41	(0.06)	0.63	—		—	—	5.98	10.54	1,231	1.83	(0.97)	2.39	(1.53)	102
2005	5.19	(0.08)	0.30	—		—	—	5.41	4.24	2,011	2.01	(1.56)	2.32	(1.89)	219
2004	4.53	(0.08)	0.74	—		—	—	5.19	14.57	3,429	2.08	(1.64)	2.21	(1.77)	228
2003	5.21	(0.08)	(0.60)	—		—	—	4.53	(13.05)	4,157	2.26	(1.88)	2.26	(1.88)	66
CLASS C
2007*	$7.35	$(0.03)	$(0.25)	$—	**	$—	$—	$7.07	(3.81)%	$108	1.83%	(0.77)%	2.38%	(1.32)%	62%
2007	6.06	0.01	1.28	—		—	—	7.35	21.29	107	1.88	0.08	2.43	(0.47)	159
2006	5.48	(0.06)	0.64	—		—	—	6.06	10.58	137	1.83	(0.97)	2.39	(1.53)	102
2005	5.27	(0.08)	0.29	—		—	—	5.48	3.99	307	2.01	(1.56)	2.32	(1.89)	219
2004	4.59	(0.08)	0.76	—		—	—	5.27	14.82	366	2.08	(1.64)	2.21	(1.77)	228
2003	5.29	(0.08)	(0.62)	—		—	—	4.59	(13.23)	220	2.26	(1.88)	2.26	(1.88)	66

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007 and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP CORE FUND
CLASS I
2007*	$12.34	$0.03	$(0.84)	$—	$—	$11.53	(6.56)%	$49,002	0.95%	0.51%	1.22%	0.24%	51%
2007	11.16	0.11	1.18	(0.05)	(0.06)	12.34	11.62	47,649	0.95	0.73	1.21	0.47	189
2006(3)	10.00	0.03	1.13	—	—	11.16	11.60	6,599	0.99	0.43	1.55	(0.13)	64
CLASS A
2007*	$12.31	$0.02	$(0.85)	$—	$—	$11.48	(6.74)%	$592	1.20%	0.26%	1.47%	(0.01)%	51%
2007	11.15	0.05	1.21	(0.04)	(0.06)	12.31	11.35	648	1.20	0.48	1.46	0.22	189
2006(3)	10.00	—	1.15	—	—	11.15	11.50	116	1.24	0.18	1.80	(0.38)	64
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND
CLASS I
2007*	$11.80	$(0.01)	$(2.45)	$—	$—	$9.34	(20.85)%	$5,605	1.17%	(0.20)%	2.00%	(1.03)%	68%
2007	11.15	0.01	1.39	(0.03)	(0.72)	11.80	13.18	7,064	1.17	0.09	1.36	(0.10)	78
2006(3)	10.00	0.01	1.14	—	—	11.15	11.50	6,095	1.06	0.20	1.63	(0.37)	81
CLASS A
2007*	$11.75	$(0.02)	$(2.44)	$—	$—	$9.29	(20.94)%	$274	1.42%	(0.45)%	2.25%	(1.28)%	68%
2007	11.12	(0.02)	1.39	(0.02)	(0.72)	11.75	12.90	280	1.42	(0.16)	1.61	(0.35)	78
2006(3)	10.00	—	1.12	—	—	11.12	11.20	76	1.31	(0.05)	1.88	(0.62)	81
CLASS C(6)
2007*	$11.89	$(0.06)	$(2.47)	$—	$—	$9.36	(21.28)%	$108	2.17%	(1.19)%	3.00%	(2.02)%	68%
2007	11.21	(0.11)	1.55	(0.04)	(0.72)	11.89	13.42	154	2.15	(0.89)	2.34	(1.08)	78
MULTI-FACTOR SMALL CAP GROWTH FUND
CLASS I
2007*	$11.78	$(0.01)	$0.20	$—	$—	$11.97	1.61%	$6,744	0.95%	(0.25)%	1.57%	(0.87)%	63%
2007	10.57	(0.04)	1.25	—	—	11.78	11.45	6,312	0.95	(0.34)	1.58	(0.97)	160
2006(3)	10.00	(0.03)	0.60	—	—	10.57	5.70	5,518	0.97	(0.45)	1.64	(1.12)	77
CLASS A
2007*	$11.74	$(0.03)	$0.21	$—	$—	$11.92	1.53%	$42	1.20%	(0.50)%	1.82%	(1.12)%	63%
2007	10.56	(0.06)	1.24	—	—	11.74	11.17	35	1.20	(0.59)	1.83	(1.22)	160
2006(3)	10.00	(0.05)	0.61	—	—	10.56	5.60	21	1.22	(0.70)	1.89	(1.37)	77

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 12 in Notes to Financial Statements.

(3)

Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund and Multi-Factor Small Cap Growth Fund commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.

(4)	Redemption fees received during the year had no effect on the net asset value.

(5)	Includes a tax return of capital of $(0.01) and $(0.01) for Class I and Class A, respectively, for Multi-Factor Small Cap Value Fund.

(6)	During the period ended May 31, 2006, there was no shareholder activity in the Class; therefore, no information is presented.

(7)

During the period ended November 30, 2007, 0.05%, 0.05%, 0.06% and 0.06% of the Multi-Factor Small Cap Value Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment from an affiliate as referenced in Note 12. Excluding this item, the total returns would have been (17.85)%, (17.95)%, (18.28)% and (18.27)%, respectively, for Class I, Class A, Class B and Class C.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)(2)		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio f Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP VALUE FUND
CLASS I
2007*	$19.66	$— **	$(3.50)	$0.01		$—		$—	$16.17	(17.80	)%(7)	$211,437	1.19%	(0.04)%	1.19%	(0.04)%	53%
2007(4)	20.94	0.01	1.75	—		(0.01)		(3.03)	19.66	9.33		414,786	1.17	0.05	1.17	0.05	74
2006(4)	20.74	0.01	2.86	—		(0.04)		(2.63)	20.94	14.88		631,241	1.20	0.01	1.20	0.01	94
2005	22.18	(0.02)	2.83	—		—		(4.25)	20.74	11.61		767,302	1.22	(0.08)	1.22	(0.08)	103
2004	17.61	0.02	5.13	—		(0.06)		(0.52)	22.18	29.35		831,470	1.18	0.07	1.18	0.07	116
2003	20.64	0.08	(2.18)	—		(0.09	)(5)	(0.84)	17.61	(9.69)		773,213	1.20	0.48	1.20	0.48	127
CLASS A
2007*	$18.49	$(0.02)	$(3.30)	$0.01		$—		$—	$15.18	(17.90	)%(7)	$118,155	1.44%	(0.29)%	1.44%	(0.29)%	53%
2007(4)	19.90	(0.04)	1.66	—		—		(3.03)	18.49	9.08		172,928	1.42	(0.20)	1.42	(0.20)	74
2006(4)	19.84	(0.05)	2.74	—		—		(2.63)	19.90	14.62		198,542	1.45	(0.24)	1.45	(0.24)	94
2005	21.42	(0.07)	2.74	—		—		(4.25)	19.84	11.34		233,391	1.47	(0.33)	1.47	(0.33)	103
2004	17.04	(0.04)	4.96	—		(0.02)		(0.52)	21.42	28.96		202,755	1.43	(0.19)	1.43	(0.19)	116
2003	20.03	0.03	(2.11)	—		(0.07	)(5)	(0.84)	17.04	(9.88)		147,501	1.45	0.23	1.45	0.23	127
CLASS B
2007*	$17.18	$(0.08)	$(3.06)	$0.01		$—		$—	$14.05	(18.22	)%(7)	$9,336	2.16%	(1.01)%	2.16%	(1.01)%	53%
2007(4)	18.82	(0.16)	1.55	—		—		(3.03)	17.18	8.33		13,282	2.14	(0.92)	2.14	(0.92)	74
2006(4)	19.02	(0.18)	2.61	—		—		(2.63)	18.82	13.84		16,417	2.13	(0.92)	2.13	(0.92)	94
2005	20.82	(0.21)	2.66	—		—		(4.25)	19.02	10.56		17,972	2.16	(1.02)	2.16	(1.02)	103
2004	16.67	(0.18)	4.85	—		—		(0.52)	20.82	28.10		15,844	2.13	(0.90)	2.13	(0.90)	116
2003	19.68	(0.08)	(2.09)	—		—		(0.84)	16.67	(10.56)		10,944	2.16	(0.48)	2.16	(0.48)	127
CLASS C
2007*	$17.13	$(0.08)	$(3.04)	$0.01		$—		$—	$14.02	(18.21	)%(7)	$6,680	2.16%	(1.01)%	2.16%	(1.01)%	53%
2007(4)	18.78	(0.16)	1.54	—		—		(3.03)	17.13	8.29		12,547	2.14	(0.92)	2.14	(0.92)	74
2006(4)	18.99	(0.18)	2.60	—		—		(2.63)	18.78	13.81		19,237	2.13	(0.92)	2.13	(0.92)	94
2005	20.79	(0.21)	2.66	—		—		(4.25)	18.99	10.58		26,923	2.16	(1.02)	2.16	(1.02)	103
2004	16.65	(0.18)	4.84	—		—		(0.52)	20.79	28.15		20,622	2.13	(0.90)	2.13	(0.90)	116
2003	19.65	(0.08)	(2.08)	—		—		(0.84)	16.65	(10.52)		11,799	2.16	(0.48)	2.16	(0.48)	127
S&P 500 ® INDEX FUND
CLASS I
2007*	$13.10	$0.10	$(0.42)	$—	**	$(0.10)		$—	$12.68	(2.48)%		$161,678	0.36%	1.56%	0.51%	1.41%	17%
2007	10.90	0.20	2.23	—		(0.20)		(0.03)	13.10	22.53		160,014	0.35	1.66	0.50	1.51	26
2006	10.26	0.17	0.66	—		(0.19)		—	10.90	8.16		171,999	0.35	1.56	0.50	1.41	30
2005	9.67	0.17	0.59	—		(0.17)		—	10.26	7.95		339,817	0.36	1.73	0.51	1.58	30
2004	8.30	0.12	1.36	—		(0.11)		—	9.67	17.98		387,699	0.34	1.32	0.49	1.17	1
2003	9.21	0.11	(0.91)	—		(0.11)		—	8.30	(8.55)		281,426	0.35	1.43	0.50	1.28	7
CLASS A
2007*	$13.06	$0.08	$(0.41)	$—	**	$(0.08)		$—	$12.65	(2.53)%		$29,838	0.61%	1.31%	0.76%	1.16%	17%
2007	10.88	0.17	2.21	—		(0.17)		(0.03)	13.06	22.09		32,716	0.60	1.41	0.75	1.26	26
2006	10.23	0.14	0.68	—		(0.17)		—	10.88	8.03		25,281	0.60	1.31	0.75	1.16	30
2005	9.64	0.14	0.60	—		(0.15)		—	10.23	7.72		22,176	0.61	1.48	0.76	1.33	30
2004	8.29	0.10	1.34	—		(0.09)		—	9.64	17.47		16,111	0.59	1.07	0.74	0.92	1
2003	9.18	0.09	(0.89)	—		(0.09)		—	8.29	(8.57)		12,571	0.60	1.18	0.75	1.03	7
CLASS B
2007*	$12.96	$0.04	$(0.42)	$—	**	$(0.03)		$—	$12.55	(2.91)%		$3,635	1.35%	0.57%	1.50%	0.42%	17%
2007	10.79	0.08	2.20	—		(0.08)		(0.03)	12.96	21.26		4,057	1.35	0.66	1.50	0.51	26
2006	10.16	0.06	0.66	—		(0.09)		—	10.79	7.08		4,260	1.35	0.56	1.50	0.41	30
2005	9.57	0.07	0.60	—		(0.08)		—	10.16	7.00		4,182	1.36	0.73	1.51	0.58	30
2004	8.24	0.03	1.33	—		(0.03)		—	9.57	16.57		3,120	1.34	0.32	1.49	0.17	1
2003	9.14	0.04	(0.90)	—		(0.04)		—	8.24	(9.40)		1,914	1.35	0.43	1.50	0.28	7
CLASS C
2007*	$12.99	$0.04	$(0.42)	$—	**	$(0.04)		$—	$12.57	(2.97)%		$1,675	1.35%	0.57%	1.50%	0.42%	17%
2007	10.82	0.08	2.21	—		(0.09)		(0.03)	12.99	21.22		1,895	1.35	0.66	1.50	0.51	26
2006	10.17	0.06	0.68	—		(0.09)		—	10.82	7.23		1,595	1.35	0.56	1.50	0.41	30
2005	9.59	0.07	0.59	—		(0.08)		—	10.17	6.87		2,195	1.36	0.73	1.51	0.58	30
2004	8.25	0.03	1.35	—		(0.04)		—	9.59	16.70		1,698	1.34	0.32	1.49	0.17	1
2003	9.15	0.03	(0.89)	—		(0.04)		—	8.25	(9.41)		881	1.35	0.43	1.50	0.28	7

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007 and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP CORE FUND
CLASS I
2007*	$13.74	$— **	$(1.03)	$—	**	$—	$—	$12.71	(7.50	)%$	223,161	1.15%	0.02%	1.15%	0.02%	28%
2007(3)	12.43	— **	1.87	—		—	(0.56)	13.74	15.65		225,592	1.16	0.04	1.16	0.04	45
2006	11.03	(0.05)	1.45	—		—	—	12.43	12.69		220,144	1.21	(0.46)	1.21	(0.46)	78
2005	9.50	(0.06)	1.59	—		—	—	11.03	16.11		151,633	1.23	(0.61)	1.23	(0.61)	54
2004(4)	10.00	(0.01)	(0.49)	—		—	—	9.50	(5.00)		28,986	1.31	(0.67)	1.31	(0.67)	4
CLASS A
2007*	$13.62	$(0.02)	$(1.02)	$—	**	$—	$—	$12.58	(7.64	)%$	2,768	1.40%	(0.23)%	1.40%	(0.23)%	28%
2007(3)	12.35	(0.03)	1.86	—		—	(0.56)	13.62	15.42		3,139	1.41	(0.21)	1.41	(0.21)	45
2006	10.99	(0.08)	1.44	—		—	—	12.35	12.38		3,514	1.46	(0.71)	1.46	(0.71)	78
2005	9.50	(0.09)	1.58	—		—	—	10.99	15.68		2,533	1.48	(0.86)	1.48	(0.86)	54
2004(4)	10.00	(0.01)	(0.49)	—		—	—	9.50	(5.00)		241	1.56	(0.92)	1.56	(0.92)	4
CLASS B
2007*	$13.33	$(0.06)	$(1.00)	$—	**	$—	$—	$12.27	(7.95	)%$	453	2.12%	(0.95)%	2.12%	(0.95)%	28%
2007(3)	12.18	(0.11)	1.82	—		—	(0.56)	13.33	14.63		538	2.13	(0.93)	2.13	(0.93)	45
2006	10.91	(0.16)	1.43	—		—	—	12.18	11.64		454	2.14	(1.39)	2.14	(1.39)	78
2005	9.49	(0.16)	1.58	—		—	—	10.91	14.96		257	2.17	(1.55)	2.17	(1.55)	54
2004(4)	10.00	(0.02)	(0.49)	—		—	—	9.49	(5.10)		24	2.26	(1.62)	2.26	(1.62)	4
CLASS C
2007*	$13.34	$(0.06)	$(1.00)	$—	**	$—	$—	$12.28	(7.95	)%$	952	2.12%	(0.95)%	2.12%	(0.95)%	28%
2007(3)	12.20	(0.11)	1.81	—		—	(0.56)	13.34	14.52		1,013	2.13	(0.93)	2.13	(0.93)	45
2006	10.92	(0.16)	1.44	—		—	—	12.20	11.72		948	2.14	(1.39)	2.14	(1.39)	78
2005	9.50	(0.16)	1.58	—		—	—	10.92	14.95		700	2.17	(1.55)	2.17	(1.55)	54
2004(4)	10.00	(0.02)	(0.48)	—		—	—	9.50	(5.00)		300	2.26	(1.62)	2.26	(1.62)	4

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 12 in Notes to Financial Statements.

(3)	Redemption fees received during the year had no effect on the net asset value.

(4)	Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.

(5)

During the period ended November 30, 2007, 0.09%, 0.10%, 0.10% and 0.10% of the Small Cap Growth Fund’s Class I, Class A, Class B and Class C total returns, respectively, was attributable to a payment from an affiliate as referenced in Note 12. Excluding this item, the total returns would have been 1.39%, 1.42%, 1.02% and 1.01%, respectively, for Class I, Class A, Class B and Class C.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate(1)(2)	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP GROWTH FUND
CLASS I
2007*	$10.79	$(0.03)	$0.19	$0.01	$—	$—	$10.96	1.48	%(5)	$16,337	1.25%	(0.60)%	1.70%	(1.05)%	65%
2007	9.68	(0.06)	1.17	—	—	—	10.79	11.47		17,427	1.19	(0.63)	1.64	(1.08)	155
2006(3)	8.63	(0.05)	1.10	—	—	—	9.68	12.17		20,682	1.23	(0.55)	1.68	(1.00)	111
2005	9.09	(0.07)	(0.39)	—	—	—	8.63	(5.06)		28,035	1.32	(0.82)	1.43	(0.93)	280
2004	7.70	(0.09)	1.48	—	—	—	9.09	18.05		134,244	1.23	(1.02)	1.23	(1.02)	340
2003	9.18	(0.06)	(1.42)	—	—	—	7.70	(16.12)		156,646	1.29	(0.92)	1.29	(0.92)	119
CLASS A
2007*	$10.52	$(0.04)	$0.19	$0.01	$—	$—	$10.68	1.52	%(5)	$15,051	1.50%	(0.85)%	1.95%	(1.30)%	65%
2007	9.47	(0.08)	1.13	—	—	—	10.52	11.09		15,918	1.44	(0.88)	1.89	(1.33)	155
2006(3)	8.47	(0.09)	1.09	—	—	—	9.47	11.81		17,306	1.48	(0.80)	1.93	(1.25)	111
2005	8.94	(0.07)	(0.40)	—	—	—	8.47	(5.26)		18,412	1.57	(1.07)	1.68	(1.18)	280
2004	7.59	(0.11)	1.46	—	—	—	8.94	17.79		22,493	1.48	(1.27)	1.48	(1.27)	340
2003	9.07	(0.08)	(1.40)	—	—	—	7.59	(16.32)		18,814	1.54	(1.17)	1.54	(1.17)	119
CLASS B
2007*	$9.85	$(0.08)	$0.18	$0.01	$—	$—	$9.96	1.12	%(5)	$1,124	2.22%	(1.57)%	2.67%	(2.02)%	65%
2007	8.93	(0.14)	1.06	—	—	—	9.85	10.30		1,251	2.17	(1.61)	2.62	(2.06)	155
2006(3)	8.04	(0.12)	1.01	—	—	—	8.93	11.07		1,605	2.16	(1.48)	2.61	(1.93)	111
2005	8.54	(0.13)	(0.37)	—	—	—	8.04	(5.86)		2,630	2.26	(1.76)	2.37	(1.87)	280
2004	7.30	(0.17)	1.41	—	—	—	8.54	16.99		5,186	2.18	(1.97)	2.18	(1.97)	340
2003	8.79	(0.12)	(1.37)	—	—	—	7.30	(16.95)		5,141	2.25	(1.88)	2.25	(1.88)	119
CLASS C
2007*	$9.87	$(0.08)	$0.18	$0.01	$—	$—	$9.98	1.11	%(5)	$143	2.22%	(1.57)%	2.67%	(2.02)%	65%
2007	8.95	(0.15)	1.07	—	—	—	9.87	10.28		142	2.17	(1.61)	2.62	(2.06)	155
2006(3)	8.06	(0.09)	0.98	—	—	—	8.95	11.04		135	2.16	(1.48)	2.61	(1.93)	111
2005	8.56	(0.13)	(0.37)	—	—	—	8.06	(5.84)		653	2.26	(1.76)	2.37	(1.87)	280
2004	7.32	(0.17)	1.41	—	—	—	8.56	16.94		719	2.18	(1.97)	2.18	(1.97)	340
2003	8.81	(0.12)	(1.37)	—	—	—	7.32	(16.91)		390	2.25	(1.88)	2.25	(1.88)	119

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 44.8%
Consumer Discretionary — 4.3%
Aeropostale*	1,050	$27
Aftermarket Technology*	1,900	53
Capella Education*	1,100	78
Coach*	15,200	565
Deckers Outdoor*	800	115
DeVry	600	33
Dick’s Sporting Goods*	19,900	622
Gap	9,090	186
GSI Commerce*#	1,000	26
Iconix Brand Group*	1,200	27
International Game Technology	20,300	886
Las Vegas Sands*	7,400	839
MGM Mirage*	12,467	1,078
Morningstar*	800	65
Movado Group	700	19
Nike, Cl B	11,220	737
Starwood Hotels & Resorts Worldwide	15,830	850
Strayer Education	500	90
Tempur-Pedic International#	900	27
Tenneco*	1,100	33
Time Warner	52,637	909
Tupperware Brands	700	24
Universal Electronics*	1,000	37
WMS Industries*	1,300	43

		7,369

Consumer Staples — 4.8%
Boston Beer, Cl A*#	700	23
Bunge#	7,660	860
Central European Distribution*	800	40
Coca-Cola	9,367	582
Colgate-Palmolive	11,060	886
ConAgra Foods	21,452	537
Dean Foods*	27,626	689
Flowers Foods	2,600	60
Hain Celestial Group*#	2,700	89
Kraft Foods	36,243	1,252
PepsiCo	11,200	864
Procter & Gamble	11,117	823
UST	9,183	532
Wal-Mart Stores	21,790	1,044
WD-40	500	20

		8,301

Energy — 5.0%
Apache	7,421	718
Atlas America	850	48
ATP Oil & Gas*#	1,000	44
Bois d’Arc Energy*	2,000	39
Chevron	15,634	1,372
ConocoPhillips	11,007	881
Core Laboratories NV*	200	23
Diamond Offshore Drilling	7,600	885
Exterran Holdings*	1,167	93
ExxonMobil	15,900	1,418
Schlumberger#	7,200	673
Sunoco Logistics Partners#	400	20
Targa Resources Partners LP	2,700	77
Tidewater	11,900	582
TransOcean*	7,645	1,050
Weatherford International*	12,850	805

		8,728

Financials — 7.7%
American Express	11,300	667
American International Group	25,988	1,511
AON	12,033	601
Assured Guaranty	3,100	70
Asta Funding#	1,900	69
Capital Southwest	200	24
Chubb	7,259	396
Citigroup	36,644	1,220
DiamondRock Hospitality REIT	3,700	64
Discover Financial Services	33,909	589
Fannie Mae	31,311	1,203
FirstService*	800	26
Genworth Financial, Cl A	23,026	604
Goldman Sachs	5,039	1,142
Hercules Technology Growth Capital#	2,000	24
JPMorgan Chase	21,216	968
Kite Realty Group Trust REIT	2,000	31
Loews	23,500	1,123
Marsh & McLennan	22,307	560
Merrill Lynch	4,940	296
Navigators Group*	500	29
Prudential Financial	13,350	1,257
SVB Financial Group*	1,800	93
Travelers	7,895	419
UMB Financial	1,600	60
Wells Fargo	5,785	188
WP Carey & Co. LLC	700	25

		13,259

Healthcare — 5.3%
Abbott Laboratories	15,110	869
Amedisys*	700	30
Bristol-Myers Squibb	19,761	585
Dentsply International	18,800	804
Genzyme*	11,660	874
HealthExtras*	1,200	32
Hologic*#	300	20
Integra LifeSciences Holdings*#	1,000	41
Johnson & Johnson	12,473	845
KV Pharmaceutical*#	1,300	37
Lifecell*#	2,000	81
Medtronic	8,920	454
Merck	11,899	706
Meridian Bioscience	900	28
MWI Veterinary Supply*	500	21
Omnicell*	1,800	47
Parexel International*	1,300	58
Pfizer	62,998	1,497
Schering-Plough	42,379	1,326
STERIS	1,600	45
Techne*	1,000	65
Thermo Fisher Scientific*	13,000	749
Varian*	300	21

		9,235

Industrials — 4.3%
Actuant	1,300	41
Aircastle	1,200	32
Baldor Electric	600	20

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Barnes Group	2,900	$90
China Security & Surveillance Technology*#	1,000	21
Cornell*#	1,100	26
Crane	500	23
Danaher	12,050	1,046
Dynamic Materials#	1,200	76
FedEx	7,270	716
General Electric	67,387	2,580
GrafTech International*	3,800	61
Huron Consulting Group*	1,100	81
Kaydon	600	30
Kirby*	900	43
Layne Christensen*	1,600	91
Macquarie Infrastructure	500	20
Orbital Sciences*	2,200	53
Perini*	1,100	59
Stanley*#	700	24
Triumph Group	600	49
United Parcel Service, Cl B	7,236	533
United Technologies	21,100	1,578
Watson Wyatt Worldwide, Cl A	1,200	55

		7,348

Information Technology — 8.1%
Adobe Systems*	19,400	818
Akamai Technologies*#	26,400	1,005
ANSYS*	1,600	62
Apple*	5,980	1,090
Atheros Communications*#	2,600	77
Cisco Systems*	39,190	1,098
Comtech Telecommunications*	1,500	74
DealerTrack Holdings*	1,100	47
Dell*	19,890	488
EMC*	29,400	567
Emulex*	1,400	23
FalconStor Software*#	3,900	47
Flir Systems*	1,100	76
Google, Cl A*	1,800	1,247
Hughes Communications*	500	27
Intel	34,730	906
j2 Global Communications*	1,400	34
Lexmark International, Cl A*	13,872	484
LoopNet*#	1,500	23
McAfee*	17,450	680
Microchip Technology	18,950	546
Micron Technology*#	57,148	475
Microsoft	50,520	1,697
Motorola	26,590	425
NVIDIA*	13,550	427
Oracle*	25,000	504
Synaptics*	1,600	89
Synchronoss Technologies*#	700	23
Syntel	500	18
Texas Instruments	15,050	475
TheStreet.com	1,700	21
ValueClick*#	1,900	45
Vasco Data Security International*	1,700	38
Yahoo!*	14,856	398

		14,054

Materials — 2.3%
Allegheny Technologies	10,100	987
Aptargroup	2,200	93
Balchem	1,500	32
CF Industries Holdings	300	27
LSB Industries*#	1,500	34
Minerals Technologies	300	20
Owens-Illinois*	14,137	635
Praxair	16,292	1,391
Rock-Tenn, Cl A	1,300	35
Weyerhaeuser	9,443	691

		3,945

Telecommunication Services — 2.0%
Alaska Communications Systems Group	1,700	25
American Tower, Cl A*#	14,250	649
AT&T	37,632	1,438
Atlantic Tele-Network	500	19
Centennial Communications*	2,000	18
NII Holdings*	8,750	483
NTELOS Holdings	1,200	32
Premiere Global Services*	3,900	54
Sprint Nextel	27,714	430
Syniverse Holdings*	1,300	20
Verizon Communications	7,485	323

		3,491

Utilities — 1.0%
AES*	18,300	400
Exelon	10,177	825
South Jersey Industries	800	30
Southern	9,950	374
Suburban Propane Partners#	1,100	47

		1,676

Total Common Stocks (Cost $61,830)		77,406

PREFERRED STOCKS — 0.5%
Financial Conduits — 0.0%
Freddie Mac	4,000	102

Healthcare — 0.5%
Gen-Probe*	12,800	857

Total Preferred Stocks (Cost $976)		959

FOREIGN COMMON STOCKS — 8.5%
Australia — 0.3%
BHP Billiton, ADR (Materials)#	2,000	152
Cochlear (Healthcare)	1,347	90
CSL (Healthcare)	3,715	114
Woolworths (Consumer Staples)	3,669	110
WorleyParsons (Energy)	2,382	105

		571

Bermuda — 0.3%
Everest Re Group (Financials)	3,901	409
Global Sources (Consumer Discretionary)*#	1,000	31
Tyco International (Industrials)	1	–	(F)

		440

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Brazil — 0.1%
Companhia Vale do Rio Doce, ADR (Materials)	3,020	$104

Canada — 0.2%
Axcan Pharma (Healthcare)*#	2,600	59
Canadian Natural Resources (Energy)	4,537	297
Suncor Energy (Energy)	630	60

		416

China — 0.2%
Ctrip.com International, ADR (Consumer Discretionary)	1,600	96
Focus Media Holding, ADR (Consumer Discretionary)*#	1,790	101
Tencent Holdings (Information Technology)	17,500	131

		328

Colombia — 0.0%
BanColombia SA, ADR (Financials)	2,200	81

Denmark — 0.1%
Vestas Wind Systems A/S (Industrials)*	1,170	111

Finland — 0.1%
Nokia Oyj, ADR (Information Technology)	4,023	158
Nokian Renkaat Oyj (Consumer Discretionary)	2,200	84

		242

France — 0.6%
Alcatel-Lucent, ADR (Information Technology)	83,003	672
L’Oreal SA (Consumer Staples)	844	117
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	804	98
Schneider Electric SA (Industrials)	846	118

		1,005

Germany — 0.2%
Fielmann AG (Consumer Discretionary)	1,253	84
Rational AG (Consumer Discretionary)	472	103
SAP AG, ADR (Information Technology)#	1,571	81
Wirecard AG (Industrials)*	5,580	94
Zhongde Waste Technology AG (Industrials)*	912	47

		409

Greece — 0.2%
IRF European Finance Investments (Financials) (A)	31,579	148
National Bank of Greece SA (Financials)	1,800	121

		269

Guernsey — 0.4%
Amdocs (Information Technology)*	23,270	770

Hong Kong — 0.6%
China Mobile, ADR (Telecommunication Services)#	1,201	110
Espirit Holdings (Consumer Discretionary)	8,516	128
Guangzhou R&F Properties, Cl H (Financials)	22,228	94
Hengan International Group (Consumer Staples)#	21,076	91
Kerry Properties (Financials)	15,200	137
Li & Fung (Consumer Discretionary)	31,948	127
Li Ning (Consumer Discretionary)	41,252	140
Zijin Mining Group, Cl H (Materials)#	125,999	183

		1,010

India — 0.1%
HDFC Bank, ADR (Financials)	881	118

Ireland — 0.0%
Icon PLC, ADR (Healthcare)*	1,200	71

Israel — 0.2%
Aladdin Knowledge Systems (Information Technology)*	1,200	31
Nice Systems, ADR (Information Technology)*	2,817	92
Partner Communications, ADR (Telecommunication Services)#	2,300	47
Teva Pharmaceutical Industries, ADR (Healthcare)	4,160	186

		356

Italy — 0.0%
Geox (Consumer Discretionary)	3,800	85

Japan — 0.9%
Dena (Consumer Discretionary)	15	105
Ibiden (Information Technology)	1,770	139
Kuraray (Materials)	8,444	104
Kurita Water Industries (Industrials)	2,450	72
Nintendo (Information Technology)	356	216
Nitori (Consumer Discretionary)	1,542	75
Shin-Etsu Chemical (Materials)	1,500	89
Shiseido (Consumer Staples)	2,106	50
Sony, ADR (Consumer Discretionary)	4,120	223
Sumitomo Realty & Development (Financials)	3,816	115
Terumo (Healthcare)	1,700	86
Toyo Tanso (Industrials)#	913	87
Yamada Denki (Consumer Discretionary)	1,060	122

		1,483

Luxembourg — 0.1%
Millicom International Cellular SA (Telecommunication Services)*#	1,015	121

Mexico — 0.1%
America Movil SA de CV, ADR (Telecommunication Services)	1,288	80
Grupo Aeroportuario del Pacifico SA de CV, ADR (Industrials)	400	18

		98

Netherlands — 0.1%
CNH Global NV (Industrials)	1,600	98
Fugro NV (Energy)	1,296	107

		205

Netherlands Antilles — 0.0%
Orthofix International NV (Healthcare)*	600	35

Norway — 0.1%
Orkla ASA (Industrials)	5,630	102
Tandberg ASA (Information Technology)	5,250	118

		220

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Papua New Guinea — 0.0%
Lihir Gold, ADR (Materials)*	1,960	$66

Panama — 0.0%
Banco Latinoamericano de Exportaciones SA, Cl E (Financials)	1,300	23

Russia — 0.0%
Vimpel-Communications, ADR (Telecommunication Services)*	2,100	70

Singapore — 0.5%
Ezra Holdings (Energy)#	35,360	82
GigaMedia (Information Technology)*	1,800	34
Keppel (Industrials)	11,862	110
Raffles Education (Consumer Discretionary)	97,830	216
SembCorp Marine (Industrials)	23,500	71
Singapore Exchange (Financials)	18,064	176
Verigy (Information Technology)*	1,800	46
Wilmar International (Consumer Staples)	58,862	177

		912

South Africa — 0.1%
MTN Group (Telecommunication Services)	5,000	101

Spain — 0.3%
Banco Santander SA (Financials)	6,380	137
Grifols SA (Healthcare)*	3,350	77
Inditex SA (Consumer Discretionary)	1,547	108
Red Electrica de Espana (Utilities)	2,057	127

		449

Sweden — 0.1%
Modern Times Group AB, Cl B (Consumer Discretionary)	1,378	90

Switzerland — 1.5%
ABB, ADR (Industrials)	16,885	496
Actelion (Healthcare)*	1,710	76
Julius Baer Holding AG (Financials)	2,050	173
Nestle SA (Consumer Staples)	487	233
Novartis AG, ADR (Healthcare)	19,140	1,082
Roche Holdings AG (Healthcare)	1,640	312
Syngenta AG, ADR (Materials)	2,100	104
Temenos Group AG (Information Technology)*	8,160	197

		2,673

United Kingdom — 1.1%
Autonomy PLC (Information Technology)*	5,860	96
BG Group PLC (Energy)	7,451	156
BP PLC, ADR (Energy)	5,350	389
Capita Group PLC (Industrials)	6,169	94
Imperial Tobacco Group PLC (Consumer Staples)	2,729	141
Man Group PLC (Financials)	9,348	107
Michael Page International PLC (Industrials)	12,905	87
Reckitt Benckiser Group PLC (Consumer Staples)	2,383	142
Scottish & Southern Energy PLC (Utilities)	3,132	102
Tesco PLC (Consumer Staples)	12,082	119
Vodafone Group PLC, ADR (Telecommunication Services)	10,757	401

		1,834

Total Foreign Common Stocks (Cost $11,178)		14,766

EXCHANGE TRADED FUNDS — 9.0%
iShares MSCI EAFE Value Index Fund#	126,784	9,846
iShares MSCI Emerging Markets Index Fund#	18,400	2,841
iShares Russell 2000® Index Fund#	100	8
Vanguard Emerging Markets#	26,400	2,832

Total Exchange Traded Funds (Cost $11,216)		15,527

FOREIGN EQUITY CERTIFICATES — 0.2%
India — 0.2%
Bharti Airtel,
Expires 06/30/09 (B)	5,425	127
Educomp Solutions,
Expires 12/16/10 (B)	1,600	144
Everest Kanto Cylinder,
Expires 12/16/10 (B)	6,400	53

Total Foreign Equity Certificates (Cost $141)		324

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 11.5%
Federal National Mortgage Association — 11.2%
Federal National Mortgage Association
7.000%, 06/01/31	$12	13
7.000%, 01/01/33	65	68
7.000%, 10/01/33	11	12
6.500%, 01/01/37 (TBA)	1,400	1,440
6.000%, 09/01/32	44	45
6.000%, 09/01/36	1,520	1,546
6.000%, 01/01/37 (TBA)	1,330	1,352
6.000%, 09/01/37	1,046	1,063
5.500%, 02/01/32	196	197
5.500%, 07/01/33	20	20
5.500%, 12/01/33	307	308
5.500%, 05/01/35	200	201
5.500%, 12/01/35	66	66
5.500%, 12/01/36	4,694	4,705
5.500%, 03/01/37	1,081	1,083
5.500%, 07/01/37	124	125
5.455%, 01/01/36(C)	861	865
5.000%, 06/01/20	565	565
5.000%, 07/01/20	142	142
5.000%, 09/01/33	49	48
5.000%, 10/01/33	101	99
5.000%, 11/01/33	563	554
5.000%, 08/01/35	47	46
5.000%, 10/01/35	539	529
5.000%, 11/01/35	497	487
5.000%, 12/01/35	437	428

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 08/01/20	$1,267	$1,249
4.500%, 10/01/20	570	561
4.500%, 03/01/21	1,079	1,064
4.500%, 09/01/35	559	532

		19,413

Government National Mortgage Association — 0.3%
Government National Mortgage Association
7.500%, 11/15/29	1	1
6.500%, 09/15/28	16	17
6.500%, 07/15/32	32	33
6.500%, 10/15/33	15	16
6.000%, 08/15/32	21	22
6.000%, 02/15/33	92	95
6.000%, 11/15/33	37	38
6.000%, 06/15/35	226	231

		453

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $19,652)		19,866

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds — 3.1%
6.250%, 08/15/23#	2,710	3,274
5.375%, 02/15/31#	745	847
4.500%, 02/15/36#	1,260	1,278

		5,399

U.S. Treasury Notes — 2.3%
4.875%, 08/15/09#	40	41
4.875%, 07/31/11#	765	809
4.875%, 08/15/16#	1,225	1,309
4.750%, 05/15/14#	1,630	1,734

		3,893

Total U.S. Treasury Obligations (Cost $8,744)		9,292

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
4.576%, 03/02/09## (C)	200	200

Federal Home Loan Mortgage Corporation — 0.0%
Federal Home Loan Mortgage Corporation (DN)
4.260%, 12/10/07## (D)	5	5

Federal National Mortgage Association — 4.2%
Federal National Mortgage Association (DN)
4.430%, 08/29/08# (D)	1,170	1,136
4.420%, 08/29/08# (D)	810	787
4.115%, 08/29/08# (D)	970	942
4.040%, 08/29/08# (D)	3,580	3,477
3.980%, 08/29/08# (D)	470	456
3.910%, 08/29/08# (D)	400	388

		7,186

Total U.S. Government Agency Obligations (Cost $7,373)		7,391

ASSET BACKED SECURITIES — 4.0%
Automotive — 0.9%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	530	534
Honda Auto Receivables Owner Trust,
Series 2005-4, Cl A3
4.460%, 05/21/09	179	179
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A3
5.030%, 05/16/11	500	504
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	340	343

		1,560

Credit Cards — 2.4%
American Express Credit Account Master Trust,
Series 2003-2, Cl A
4.762%, 10/15/10## (C)	800	800
Chase Issuance Trust,
Series 2005-A3, Cl A
4.672%, 10/17/11## (C)	970	968
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	385	385
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	870	883
MBNA Credit Card Master Note Trust,
Series 2005-A3, Cl A3
4.100%, 10/15/12	385	384
MBNA Credit Card Master Note Trust,
Series 2006-A4, Cl A4
4.642%, 09/15/11## (C)	800	797

		4,217

Mortgage Related — 0.3%
Chase Funding Mortgage Loan,
Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	555

Utilities — 0.4%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	565	631

Total Asset Backed Securities (Cost $6,880)		6,963

CORPORATE BONDS — 4.0%
Cable — 0.2%
Comcast
5.300%, 01/15/14	115	114
Time Warner Cable
5.850%, 05/01/17	175	173

		287

Energy — 0.3%
Energy Transfer Partners
5.950%, 02/01/15	120	118
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	125	132

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Nexen
5.875%, 03/10/35	$150	$140
XTO Energy
6.250%, 08/01/17	95	100

		490

Financials — 1.7%
Bank of America
7.800%, 09/15/16	200	223
Capmark Financial Group
5.875%, 05/10/12(B)	120	93
CIT Group
6.100%, 03/15/49(C)	100	73
Citigroup
7.250%, 10/01/10	215	229
6.125%, 11/21/17	125	129
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	105	94
General Electric Capital, Cl A (MTN)
5.450%, 01/15/13	145	150
Goldman Sachs Capital II
5.793%, 06/01/49(C)	140	125
HSBC Finance
6.750%, 05/15/11	320	335
6.375%, 10/15/11	120	123
ING USA Global Funding
4.500%, 10/01/10	150	153
International Lease Finance (MTN)
5.625%, 09/15/10	245	249
JPMorgan Chase
5.125%, 09/15/14	125	123
KeyBank
5.800%, 07/01/14	100	102
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (C)	175	157
Merrill Lynch
6.400%, 08/28/17	90	91
MUFG Capital Finance 1
6.346%, 07/25/16(C)	100	96
Regions Financing Trust II
6.625%, 05/01/47(C)	120	103
Residential Capital
6.375%, 06/30/10	95	64
6.500%, 04/17/13	90	59
SLM (MTN)
5.375%, 05/15/14	120	106
Wachovia Capital Trust III
5.800%, 08/29/49(C)	125	120

		2,997

Healthcare — 0.1%
WellPoint
5.000%, 12/15/14	150	144

Industrials — 0.1%
Centex
6.500%, 05/01/16	130	112
D.R. Horton
6.875%, 05/01/13	115	107

		219

Insurance — 0.2%
American General Finance (MTN)
3.875%, 10/01/09	275	272
AXA SA
6.379%, 12/14/49 (B) (C)	100	85

		357

Real Estate Investment Trusts — 0.2%
iStar Financial
5.950%, 10/15/13	225	193
Realty Income
6.750%, 08/15/19	115	119

		312

Retail — 0.3%
CVS Caremark
5.750%, 06/01/17	100	101
Home Depot
5.875%, 12/16/36	145	123
Tesco PLC
5.500%, 11/15/17 (B)	110	109
Wal-Mart Stores
5.250%, 09/01/35	150	131

		464

Telecommunications — 0.2%
AT&T
5.625%, 06/15/16	75	76
GTE
6.940%, 04/15/28	110	117
Nextel Communications
7.375%, 08/01/15	120	118
Telefonica Emisiones SAU
6.221%, 07/03/17	125	130

		441

Transportation — 0.2%
Burlington Northern Santa Fe
6.750%, 07/15/11	165	178
ERAC USA Finance
6.375%, 10/15/17 (B)	130	129

		307

Utilities — 0.5%
Appalachian Power
4.950%, 02/01/15	125	121
Bruce Mansfield Unit
6.850%, 06/01/34	100	102
Midamerican Energy
6.750%, 12/30/31	140	153
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	125	125
Nisource Finance
6.400%, 03/15/08	100	104
Southwestern Public Service
6.000%, 10/01/36	120	114
Virginia Electric and Power
6.350%, 11/30/37	105	106

		825

Total Corporate Bonds (Cost $7,084)		6,843

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	$1,284	$1,269
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	805	807
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	982
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	673

Total Collateralized Mortgage Obligations (Cost $3,645)		3,731

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	582
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (C)	875	872
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	724

Total Commercial Mortgage-Backed Securities (Cost $2,180)		2,178

	Number of Shares
AFFILIATED MONEY MARKET FUND — 6.0%
Allegiant Advantage Institutional Money Market
Fund, Class I†	10,421,110	10,421
(Cost $10,421)

Total Investments Before Collateral for Loaned Securities – 101.6% (Cost $151,320)		175,667

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.8%
Certificates of Deposit — 0.7%
Bank Nova Scotia NY
5.060%, 01/16/08	$312	313
Barclays Bank NY
5.160%, 01/22/08	437	437
Royal Bank of Scotland NY
5.050%, 01/22/08	269	269
5.150%, 01/30/08	219	221

		1,240

Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	94	94
Orange and Rockland Utilities
4.800%, 12/03/07	469	468

		562

Master Notes — 2.0%
Bear Stearns
4.888%, 12/05/07	1,875	1,875
JPMorgan Securities
4.788%, 12/17/07	1,562	1,562

		3,437

Medium Term Notes — 2.7%
General Electric Capital
4.848%, 05/19/08 (C)	1,047	1,047
Liquid Funding LLC
4.589%, 06/11/08 (C)	781	781
Merrill Lynch
4.753%, 07/07/08 (C)	2,187	2,191
Morgan Stanley Dean Witter
4.700%, 08/01/08 (C)	312	312
4.750%, 08/14/08 (C)	312	313

		4,644

Non-Registered Investment Company — 0.2%
BlackRock Institutional Money
Market Trust (E)	222	222

Repurchase Agreements — 9.9%
Bear Stearns
4.788%, 12/03/07	2,344	2,344
4.763%, 12/03/07	4,687	4,687
Greenwich Capital
4.888%, 12/03/07	3,125	3,125
Lehman Brothers
4.768%, 12/03/07	6,949	6,949

		17,105

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $27,210)‡		27,210

TOTAL INVESTMENTS — 117.4% (Cost $178,530)**		202,877

Other Assets & Liabilities — (17.4)%
Investment Advisory Fees Payable		(106)
12b-1 Fees Payable
Class I		(12)
Class A		(2)
Class B		(2)
Class C		(1)
Administration Fees Payable		(9)
Custody Fees Payable		(7)
Trustees’ Fees Payable		(8)
Payable for Collateral for Loaned Securities		(27,210)
Payable for Investments Purchased		(6,750)
Payable for Shares of Beneficial Interest Redeemed		(760)
Other		4,846

Total Other Assets & Liabilities		(30,021)

TOTAL NET ASSETS — 100.0%		$172,856

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$139,412
Undistributed Net Investment Income	497
Undistributed Net Realized Gain on Investments and Futures	8,613
Net Unrealized Appreciation on Investments and Futures	24,334

Total Net Assets	$172,856

Net Asset Value, Offering and Redemption Price Per Share — Class I($147,266,197 ÷ 12,250,209 outstanding shares of beneficial interest)	$12.02

Net Asset Value and Redemption Price Per Share — Class A($17,490,650 ÷ 1,452,941 outstanding shares of beneficial interest)	$12.04

Maximum Offering Price Per Share- Class A ($12.04 ÷ 95.25%)	$12.64

Net Asset Value and Offering Price Per Share — Class B($5,966,715 ÷ 495,600 outstanding shares of beneficial interest)	$12.04

Net Asset Value and Offering Price Per Share — Class C($2,132,401 ÷ 178,131 outstanding shares of beneficial interest)	$11.97

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000)$179,088

Gross unrealized appreciation (000)	$25,949
Gross unrealized depreciation (000)	(2,160)

Net unrealized appreciation (000)	$23,789

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $26,849.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $148 and represents 0.1% of net assets as of November 30, 2007.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $897 and represents 0.5% of net assets as of November 30, 2007.

(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(E)	Represents security purchased with cash collateral for securities on loan.

(F)	Value is less than $500.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

REIT — Real Estate Investment Trust

TBA — To Be Announced

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
DJ Euro Stoxx 50®	4	$258	12/22/07	$(5)
Nikkei 225®	1	146	12/14/07	(8)

		$404		$(13)

Cash in the amount of $13,080 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.8%
Australia — 4.2%
BHP Billiton, ADR (Materials)#	114,792	$8,705
Cochlear (Healthcare)	25,760	1,716
CSL (Healthcare)	75,450	2,323
Woolworths (Consumer Staples)	78,760	2,354
WorleyParsons (Energy)	49,401	2,185

		17,283

Austria — 1.1%
Andritz AG (Industrials)	73,600	4,544

Belgium — 1.9%
KBC Groep NV (Financials)	26,600	3,697
Solvay SA (Materials)	27,899	4,134

		7,831

Brazil — 0.5%
Companhia Vale do Rio Doce, ADR (Materials)#	62,100	2,147

Canada — 1.4%
Methanex (Materials)#	153,600	4,562
Suncor Energy (Energy)	11,470	1,099

		5,661

China — 1.6%
Ctrip.com International, ADR (Consumer Discretionary)	32,400	1,948
Focus Media Holding, ADR (Consumer Discretionary)*#	36,330	2,050
Tencent Holdings (Information Technology)	350,800	2,622

		6,620

Croatia (Hrvatska) — 0.0%
T-Hrvatski Telekom dd, GDR (Telecommunication Services)*	238	16

Denmark — 0.5%
Vestas Wind Systems A/S (Industrials)*	23,980	2,277

Finland — 6.1%
Cargotec, Cl B (Industrials)	67,900	3,569
Kone Oyj, Cl B (Industrials)	61,600	4,634
Konecranes Oyj (Industrials)	128,200	4,904
Nokia Oyj, ADR (Information Technology)	82,500	3,245
Nokian Renkaat Oyj (Consumer Discretionary)	44,600	1,698
UPM-Kymmene Oyj (Materials)	187,500	3,958
YIT Oyj (Industrials)	135,199	3,165

		25,173

France — 5.3%
Christian Dior (Consumer Discretionary)#	31,800	4,158
Compagnie de Saint-Gobain (Industrials)	38,700	3,807
Imerys SA (Materials)	43,472	3,682
L’Oreal SA (Consumer Staples)	16,970	2,357
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)#	15,740	1,910
Schneider Electric SA (Industrials)	16,480	2,299
Technip SA (Energy)	45,700	3,726

		21,939

Germany — 3.4%
Continental AG (Consumer Discretionary)	29,007	3,773
Fielmann AG (Consumer Discretionary)	25,774	1,719
Hannover Rueckversicherung AG (Financials)	39,000	1,851
Rational AG (Consumer Discretionary)#	9,250	2,026
SAP AG, ADR (Information Technology)#	33,280	1,705
Wirecard AG (Industrials)*	106,780	1,795
Zhongde Waste Technology AG (Industrials)*	18,330	951

		13,820

Greece — 0.9%
IRF European Finance Investments (Financials) (A)	284,500	1,331
National Bank of Greece SA (Financials)	34,800	2,337

		3,668

Hong Kong — 5.1%
China Mobile, ADR (Telecommunication Services)#	25,565	2,343
Espirit Holdings (Consumer Discretionary)	168,500	2,528
Guangzhou R&F Properties, Cl H (Financials)#	443,980	1,879
Hengan International Group (Consumer Staples)#	381,460	1,656
Kerry Properties (Financials)#	329,320	2,959
Li & Fung (Consumer Discretionary)	694,600	2,765
Li Ning (Consumer Discretionary)#	775,560	2,625
Zijin Mining Group, Cl H (Materials)#	2,891,905	4,197

		20,952

India — 0.5%
HDFC Bank, ADR (Financials)	16,552	2,226

Ireland — 4.4%
Anglo Irish Bank PLC (Financials)	217,600	3,788
Bank of Ireland (Financials)	223,736	3,568
CRH PLC (Materials)	96,372	3,635
Greencore Group PLC (Consumer Staples)	622,186	3,941
Smurfit Kappa Group PLC (Materials)*	184,100	3,205

		18,137

Israel — 1.4%
Nice Systems, ADR (Information Technology)*	56,360	1,836
Teva Pharmaceutical Industries, ADR (Healthcare)#	86,260	3,850

		5,686

Italy — 0.4%
Geox (Consumer Discretionary)	74,199	1,657

Japan — 15.9%
Asahi Breweries (Consumer Staples)	247,600	4,294
Central Japan Railway (Industrials)	375	3,949
Dena (Consumer Discretionary)	286	2,000
Ibiden (Information Technology)	36,670	2,881
Iino Kaiun Kaisha (Industrials)	280,000	3,231
Kansai Electric Power (Utilities)	163,200	4,186
KDDI (Telecommunication Services)	607	4,294
Kuraray (Materials)	174,900	2,147
Kurita Water Industries (Industrials)	50,050	1,468
Maruichi Steel Tube (Materials)#	149,800	4,543
Meiji Dairies (Consumer Staples)	739,000	3,724
Nintendo (Information Technology)	7,975	4,845
Nippon Yusen Kabushiki (Industrials)	453,000	3,898
Nitori (Consumer Discretionary)	29,630	1,448
Shin-Etsu Chemical (Materials)	30,450	1,800
Shiseido (Consumer Staples)	41,140	983

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Showa Denko KK (Materials)	1,079,000	$3,710
Sumitomo Realty & Development (Financials)	74,460	2,245
Terumo (Healthcare)	31,500	1,593
Tokyo Electric Power (Utilities)	148,600	4,052
Toyo Tanso (Industrials)#	17,385	1,655
Yamada Denki (Consumer Discretionary)	20,880	2,407

		65,353

Luxembourg — 0.6%
Millicom International Cellular SA	20,520	2,448

(Telecommunication Services)*
Mexico — 1.3%
America Movil SA de CV, ADR
(Telecommunication Services)	25,888	1,596
Cemex SA de CV, ADR (Materials)	127,684	3,653

		5,249

Netherlands — 0.9%
CNH Global NV (Industrials)	31,400	1,926
Fugro NV (Energy)	24,920	2,048

		3,974

Norway — 4.5%
Austevoll Seafood ASA (Consumer Staples)*	116,945	780
Camillo Eitzen (Industrials)	333,250	4,356
DNB ASA (Financials)	287,200	4,499
Eitzen Maritime Services ASA (Industrials)*	59,141	29
Orkla ASA (Industrials)	108,300	1,957
Tandberg ASA (Information Technology)	104,750	2,351
Yara International ASA (Materials)	120,690	4,591

		18,563

Papua New Guinea — 0.3%
Lihir Gold, ADR (Materials)*	40,300	1,352

Russia — 0.3%
Vimpel-Communications, ADR
(Telecommunication Services)*	42,275	1,420

Singapore — 4.1%
Ezra Holdings (Industrials)#	707,800	1,633
Keppel (Industrials)	256,920	2,377
Raffles Education (Consumer Discretionary)	1,996,730	4,413
SembCorp Marine (Industrials)	460,000	1,398
Singapore Exchange (Financials)	373,420	3,636
Wilmar International (Consumer Staples)#	1,202,180	3,620

		17,077

South Africa — 4.1%
Impala Platinum Holdings (Materials)	102,400	3,564
Metorex (Materials)*	1,170,651	3,871
MTN Group (Telecommunication Services)	100,000	2,022
Sappi (Materials)	195,000	2,662
Sasol (Energy)	92,150	4,658

		16,777

South Korea — 1.9%
Samsung Electronics (Information Technology)	6,700	4,110
SK Telecom (Telecommunication Services)	13,600	3,654

		7,764

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA (Financials)	137,300	3,417
Banco Santander SA (Financials)	125,400	2,686
Grifols SA (Healthcare)*	66,650	1,541
Inditex SA (Consumer Discretionary)	32,868	2,290
Red Electrica de Espana (Utilities)	43,700	2,696

		12,630

Sweden — 2.5%
Autoliv (Consumer Discretionary)	68,900	4,024
Duni AB (Consumer Discretionary)	94,000	728
Investor AB, Cl B (Financials)	155,245	3,644
Modern Times Group AB, Cl B (Consumer
Discretionary)	28,140	1,841

		10,237

Switzerland — 6.2%
ABB, ADR (Industrials)	106,875	3,139
Actelion (Healthcare)*	32,800	1,452
Julius Baer Holding AG (Financials)	42,000	3,549
Nestle SA (Consumer Staples)	10,070	4,828
Roche Holdings AG (Healthcare)	34,310	6,529
Syngenta AG, ADR (Materials)	43,100	2,136
Temenos Group AG (Information Technology)*	167,960	4,056

		25,689

Thailand — 1.0%
Thai Oil PCL (Energy)	1,644,800	4,179

United Kingdom — 9.4%
Autonomy PLC (Information Technology)*	117,700	1,932
Barratt Developments PLC (Consumer
Discretionary)	229,700	2,197
Bellway PLC (Consumer Discretionary)	145,621	2,904
BG Group PLC (Energy)	166,020	3,475
Capita Group PLC (Industrials)	123,702	1,887
Imperial Tobacco Group PLC (Consumer Staples)	55,020	2,845
Lloyds TSB Group PLC (Financials)	317,661	3,233
Man Group PLC (Financials)	199,557	2,281
Michael Page International PLC (Industrials)	250,348	1,682
Persimmon PLC (Consumer Discretionary)	173,627	2,852
Reckitt Benckiser Group PLC (Consumer Staples)	52,900	3,143
Scottish & Southern Energy PLC (Utilities)	59,760	1,953
Taylor Wimpey PLC (Consumer Discretionary)	633,083	2,675
Tesco PLC (Consumer Staples)	231,880	2,283
Vodafone Group PLC, ADR (Telecommunication
Services)	88,875	3,311

		38,653

Total Foreign Common Stocks (Cost $289,534)		391,002

FOREIGN EQUITY CERTIFICATES — 1.6%
India — 1.6%
Bharti Airtel (Telecommunication Services),
Expires 06/30/09 (B)	119,420	2,810
Educomp Solutions (Information Technology),
Expires 12/16/10 (B)	31,800	2,860

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN EQUITY CERTIFICATES — continued
India — continued
Everest Kanto Cylinder (Industrials),
Expires 12/16/10 (B)	130,812	$1,079

Total Foreign Equity Certificates (Cost $2,930)		6,749

AFFILIATED MONEY MARKET FUND — 3.2%
Allegiant Advantage Institutional Money Market
Fund, Class I†	13,037,902	13,038
(Cost $13,038)

Total Investments Before Collateral for Loaned Securities – 99.6% (Cost $305,502)		410,789

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 11.4%
Non-Registered Investment Company — 11.4%
BlackRock Institutional Money Market Trust (C)	$46,985	46,985
(Cost $46,985)‡

TOTAL INVESTMENTS — 111.0% (Cost $352,487)**		457,774

Other Assets & Liabilities — (11.0)%
Investment Advisory Fees Payable		(334)
12b-1 Fees Payable
Class I		(22)
Class A		(2)
Administration Fees Payable		(20)
Custody Fees Payable		(18)
Trustees’ Fees Payable		(12)
Payable for Collateral for Loaned Securities		(46,985)
Payable for Shares of Beneficial Interest Redeemed		(56)
Other		1,942

Total Other Assets & Liabilities		(45,507)

TOTAL NET ASSETS — 100.0%		$412,267

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$357,229
Undistributed Net Investment Income	3,492
Accumulated Net Realized Loss on Investments	(53,728)
Net Unrealized Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	(13)
Net Unrealized Appreciation on Investments	105,287

Total Net Assets	$412,267

Net Asset Value, Offering and Redemption Price Per Share — Class I ($388,424,383 ÷ 20,499,729 outstanding shares of beneficial interest)	$18.95

Net Asset Value and Redemption Price Per Share — Class A ($21,117,616 ÷ 1,127,221 outstanding shares of beneficial interest)	$18.73

Maximum Offering Price Per Share — Class A
($18.73 ÷ 94.50%)	$19.82

Net Asset Value and Offering Price Per Share — Class B ($1,639,958 ÷ 90,800 outstanding shares of beneficial interest)	$18.06

Net Asset Value and Offering Price Per Share — Class C ($1,085,460 ÷ 60,287 outstanding shares of beneficial interest)	$18.00

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000)$353,521.

Gross unrealized appreciation (000)	$110,977
Gross unrealized depreciation (000)	(6,724)

Net unrealized appreciation (000)	$104,253

†	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $45,527.

(A)	Illiquid Security. Total market value of illiquid securities is (000) $1,331 and represents 0.3% of net assets as of November 30, 2007.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $6,749 and represents 1.6% of net assets as of November 30, 2007.

(C)	Represents security purchased with cash collateral for securities on loan.

ADR	— American Depository Receipt
Cl	— Class
PLC	— Public Liability Company

At November 30, 2007, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity
Certificates
Consumer Discretionary	14.2%	$58,636
Consumer Staples	8.9	36,808
Energy	5.2	21,370
Financials	12.8	52,826
Healthcare	4.6	19,004
Industrials	16.4	67,609
Information Technology	7.9	32,443
Materials	17.5	72,254
Telecommunication Services	5.8	23,914
Utilities	3.1	12,887

Total Foreign Common Stocks and
Equity Certificates	96.4	397,751
Affiliated Money Market Fund	3.2	13,038

Total Investments Before Collateralfor Loaned Securities	99.6	410,789
Short Term Investments Held as Col-lateral for Loaned Securities	11.4	46,985

Total Investments	111.0	457,774
Other Assets and Liabilities	(11.0)	(45,507)

Net Assets	100.0%	$412,267

See Notes to Financial Statements.

Allegiant Large Cap Core Equity Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 8.5%
Dick’s Sporting Goods*#	145,600	$4,551
MGM Mirage*	63,490	5,492
Nordstrom	124,000	4,159
Starwood Hotels & Resorts Worldwide	102,100	5,481

		19,683

Consumer Staples — 10.2%
Bunge#	52,500	5,898
Colgate-Palmolive	72,500	5,806
Dean Foods*	185,139	4,617
PepsiCo	92,210	7,117

		23,438

Energy — 11.9%
Diamond Offshore Drilling	27,000	3,144
EOG Resources	45,800	3,791
Schlumberger#	49,000	4,579
Tidewater#	90,500	4,424
TransOcean*	44,811	6,152
Weatherford International*	85,260	5,339

		27,429

Financials — 18.4%
American International Group	75,910	4,413
Bank of America	103,260	4,763
Bank of New York Mellon	97,000	4,652
Citigroup	86,200	2,870
Goldman Sachs	22,630	5,129
JPMorgan Chase	132,980	6,067
Loews	116,000	5,544
MetLife	72,000	4,722
Wells Fargo	132,000	4,281

		42,441

Healthcare — 12.4%
Abbott Laboratories	80,500	4,629
Cardinal Health	54,000	3,270
Genzyme*	60,000	4,496
Novartis AG, ADR	120,200	6,794
Schering-Plough	159,000	4,977
Thermo Fisher Scientific*	77,000	4,438

		28,604

Industrials — 11.4%
3M	40,850	3,401
Boeing	37,000	3,424
General Electric	162,430	6,220
Illinois Tool Works	69,720	3,870
Stericycle*#	44,000	2,589
United Technologies	90,120	6,738

		26,242

Information Technology — 16.2%
Akamai Technologies*#	90,000	3,425
Amdocs*	118,000	3,905
Apple*	23,000	4,191
Cisco Systems*	182,640	5,118
Google, Cl A*	7,600	5,267
Intel	128,000	3,338
Microchip Technology	121,200	3,489
Microsoft	180,620	6,069
Oracle*	130,000	$2,623

		37,425

Materials — 3.3%
Allegheny Technologies	39,500	3,861
Ecolab	80,560	3,859

		7,720

Telecommunication Services — 3.7%
American Tower, Cl A*#	67,000	3,051
NII Holdings*	95,440	5,265

		8,316

Utilities — 3.5%
AES*	259,550	5,671
Equitable Resources#	46,920	2,480

		8,151

Total Common Stocks (Cost $187,348)		229,449

AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Money Market Fund, Class I†	2,843,934	2,844
(Cost $2,844)

Total Investments Before Collateral for Loaned Securities – 100.8% (Cost $190,192)		232,293

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 9.3%
Certificates of Deposit — 0.4%
Bank Nova Scotia NY
5.060%, 01/16/08	$249	249
Barclays Bank NY
5.160%, 01/22/08	348	348
Royal Bank of Scotland NY
5.050%, 01/22/08	214	214
5.150%, 01/30/08	174	176

		987

Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	75	74
Orange and Rockland Utilities
4.800%, 12/03/07	373	373

		447

Master Notes — 1.2%
Bear Stearns
4.888%, 12/05/07	1,492	1,492
JPMorgan Securities
4.788%, 12/17/07	1,243	1,243

		2,735

Medium Term Notes — 1.6%
General Electric Capital
4.848%, 05/19/08 (A)	833	833

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Medium Term Notes — continued
Liquid Funding LLC
4.589%, 06/11/08 (A)	$622	$621
Merrill Lynch
4.753%, 07/07/08 (A)	1,741	1,743
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	249	249
4.750%, 08/14/08 (A)	249	249

		3,695

Repurchase Agreements — 5.9%
Bear Stearns
4.763%, 12/03/07	3,730	3,730
4.788%, 12/03/07	1,865	1,865
Greenwich Capital
4.888%, 12/03/07	2,486	2,486
Lehman Brothers
4.768%, 12/03/07	5,529	5,529

		13,610

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $21,474)‡		21,474

TOTAL INVESTMENTS — 110.1% (Cost $211,666)**		253,767

Other Assets & Liabilities — (10.1)%
Investment Advisory Fees Payable		(140)
12b-1 Fees Payable
Class I		(46)
Class A		(2)
Class B		(1)
Administration Fees Payable		(11)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(11)
Payable for Collateral for Loaned Securities		(21,474)
Payable for Investments Purchased		(1,812)
Payable for Shares of Beneficial Interest Redeemed		(14)
Other		305

Total Other Assets & Liabilities		(23,209)

TOTAL NET ASSETS — 100.0%		$230,558

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)		$167,682
Distributions in Excess of Net Investment Income		(437)
Undistributed Net Realized Gain on Investments
and Futures		21,218
Net Unrealized Appreciation on Investments and Futures		42,095

Total Net Assets		$230,558

Net Asset Value, Offering and Redemption Price Per Share — Class I ($222,104,992 ÷ 16,587,003 outstanding shares of beneficial interest)		$13.39

Net Asset Value and Redemption Price Per Share — Class A ($5,724,503 ÷ 432,590 outstanding shares of beneficial interest)		$13.23

Maximum Offering Price Per Share — Class A
($13.23 ÷ 94.50%)		$14.00

Net Asset Value and Offering Price Per Share — Class B ($2,385,848 ÷ 189,488 outstanding shares of beneficial interest)		$12.59

Net Asset Value and Offering Price Per Share — Class C ($342,405 ÷ 27,202 outstanding shares of beneficial interest)		$12.59

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000)$213,438.

Gross unrealized appreciation (000)	$44,546
Gross unrealized depreciation (000)	(4,217)

Net unrealized appreciation (000)	$40,329

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $20,972.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	3	$1,119	12/21/07	$(6)

Cash in the amount of $54,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Autos and Transportation — 3.2%
FedEx	102,324	$10,076
Tidewater	167,000	8,164

		18,240

Consumer Discretionary — 16.6%
Coach*	213,056	7,913
Dick’s Sporting Goods*#	279,000	8,722
Google, Cl A*	25,442	17,631
International Game Technology	285,000	12,443
Las Vegas Sands*#	103,700	11,760
MGM Mirage*#	171,878	14,867
Nike, Cl B	161,812	10,623
Starwood Hotels & Resorts Worldwide	221,963	11,915

		95,874

Consumer Staples — 8.0%
Bunge#	107,310	12,055
Colgate-Palmolive	155,649	12,464
Dean Foods*	392,055	9,778
PepsiCo	160,000	12,349

		46,646

Financial Services — 8.8%
American Express	158,000	9,319
Goldman Sachs	47,938	10,864
Loews	329,000	15,723
Prudential Financial	159,132	14,981

		50,887

Healthcare — 14.4%
Abbott Laboratories	216,416	12,446
Dentsply International	264,000	11,294
Genzyme*	163,505	12,251
Medtronic#	124,689	6,340
Novartis AG, ADR	275,066	15,547
Schering-Plough	473,000	14,805
Thermo Fisher Scientific*	184,000	10,606

		83,289

Materials and Processing — 4.5%
Allegheny Technologies	143,000	13,979
Praxair	138,897	11,859

		25,838

Other — 2.3%
General Electric	360,750	13,813

Other Energy — 8.3%
Diamond Offshore Drilling	103,500	12,051
Schlumberger#	103,000	9,625
TransOcean*	110,132	15,120
Weatherford International*	179,110	11,216

		48,012

Producer Durables — 6.9%
American Tower, Cl A*#	194,587	8,861
Danaher	170,673	14,818
United Technologies	220,488	16,486

		40,165

Technology — 22.2%
Adobe Systems*	271,000	$11,420
Akamai Technologies*#	369,000	14,044
Amdocs*	329,443	10,901
Apple*	83,229	15,166
Cisco Systems*	550,696	15,431
EMC*#	414,000	7,978
Intel	322,000	8,398
Microchip Technology#	275,858	7,942
Microsoft	518,223	17,412
NVIDIA*	191,000	6,024
Oracle*	340,000	6,861
Texas Instruments	211,000	6,661

		128,238

Utilities — 2.1%
AES*	254,409	5,559
NII Holdings*	123,051	6,788

		12,347

Total Common Stocks
(Cost $450,138)		563,349

PREFERRED STOCKS — 2.1%
Healthcare — 2.1%
Gen-Probe*	180,000	12,040

Total Preferred Stocks (Cost $12,307)		12,040

AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Money Market Fund, Class I† (Cost $7,354)	7,354,471	7,354

Total Investments Before Collateral for Loaned Securities – 100.7% (Cost $469,799)		582,743

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.1%
Certificates of Deposit — 0.5%
Bank Nova Scotia NY
5.060%, 01/16/08	$679	679
Barclays Bank NY
5.160%, 01/22/08	950	950
Royal Bank of Scotland NY
5.050%, 01/22/08	584	584
5.150%, 01/30/08	475	480

		2,693

Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	204	203
Orange and Rockland Utilities
4.800%, 12/03/07	1,018	1,018

		1,221

Master Notes — 1.3%
Bear Stearns
4.888%, 12/05/07	4,072	4,072

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Master Notes — continued
JPMorgan Securities
4.788%, 12/17/07	$3,394	$3,394

		7,466

Medium Term Notes — 1.7%
General Electric Capital
4.848%, 05/19/08 (A)	2,274	2,274
Liquid Funding LLC
4.589%, 06/11/08 (A)	1,697	1,696
Merrill Lynch
4.753%, 07/07/08 (A)	4,751	4,758
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	679	679
4.750%, 08/14/08 (A)	679	679

		10,086

Repurchase Agreements — 6.4%
Bear Stearns
4.763%, 12/03/07	10,181	10,181
4.788%, 12/03/07	5,091	5,091
Greenwich Capital
4.888%, 12/03/07	6,787	6,787
Lehman Brothers
4.768%, 12/03/07	15,094	15,094

		37,153

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $58,619)‡		58,619

TOTAL INVESTMENTS — 110.8%
(Cost $528,418)**		641,362

12b-1 Fees Payable
Other Assets & Liabilities — (10.8)%
Investment Advisory Fees Payable		(349)
12b-1 Fees Payable
Class I		(58)
Class A		(23)
Class B		(2)
Administration Fees Payable		(28)
Custody Fees Payable		(6)
Trustees’ Fees Payable		(32)
Payable for Collateral for Loaned Securities		(58,619)
Payable for Investments Purchased		(7,229)
Payable for Shares of Beneficial Interest Redeemed		(234)
Other		3,974

Total Other Assets & Liabilities		(62,606)

TOTAL NET ASSETS — 100.0%		$578,756

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$424,175
Net Investment Loss		(1,298)
Undistributed Net Realized Gain on Investments and Futures		42,945
Net Unrealized Appreciation on Investments and Futures		112,934

Total Net Assets		$578,756

Net Asset Value, Offering and Redemption Price Per Share — Class I ($450,143,416 ÷ 20,781,764 outstanding shares of beneficial interest)		$21.66

Net Asset Value and Redemption Price Per Share — Class A ($121,370,860 ÷ 5,702,826 outstanding shares of beneficial interest)		$21.28

Maximum Offering Price Per Share — Class A ($21.28 ÷ 94.50%)		$22.52

Net Asset Value and Offering Price Per Share — Class B ($6,568,524 ÷ 327,502 outstanding shares of beneficial interest)		$20.06

Net Asset Value and Offering Price Per Share — Class C ($672,781 ÷ 33,500 outstanding shares of beneficial interest)		$20.08

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $531,333.

Gross unrealized appreciation (000)	$114,888
Gross unrealized depreciation (000)	(4,859)

Net unrealized appreciation (000)	$110,029

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $57,108.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	5	$1,865	12/21/07	$(10)

Cash in the amount of $90,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 3.7%
Gap	177,490	$3,621
Sony, ADR	119,040	6,424
Time Warner	1,027,635	17,737

		27,782

Consumer Staples — 12.2%
Coca-Cola	182,801	11,352
ConAgra Foods	418,746	10,477
Kraft Foods	706,122	24,397
Procter & Gamble	216,959	16,055
UST#	179,277	10,380
Wal-Mart Stores	425,531	20,383

		93,044

Energy — 13.0%
Apache	144,840	14,019
BP PLC, ADR	104,410	7,595
Canadian Natural Resources	88,565	5,798
Chevron	305,114	26,780
ConocoPhillips	214,841	17,196
ExxonMobil	310,436	27,678

		99,066

Financials — 24.4%
American International Group	507,331	29,491
AON	234,848	11,735
Chubb	141,719	7,731
Citigroup	715,468	23,825
Discover Financial Services	662,105	11,501
Everest Re Group	76,176	7,993
Fannie Mae	611,234	23,484
Genworth Financial, Cl A	449,493	11,795
Goldman Sachs	31,728	7,191
JPMorgan Chase	414,281	18,899
Marsh & McLennan	435,660	10,944
Merrill Lynch	96,490	5,784
Prudential Financial	38,414	3,616
Travelers	154,349	8,197
Wells Fargo	112,910	3,662

		185,848

Healthcare — 10.0%
Bristol-Myers Squibb	384,982	11,407
Johnson & Johnson	243,592	16,501
Merck	232,298	13,789
Pfizer	1,229,996	29,225
Schering-Plough	165,538	5,181

		76,103

Industrials — 7.4%
ABB, ADR	228,730	6,720
General Electric	816,076	31,248
United Parcel Service, Cl B	141,399	10,418
United Technologies	109,310	8,173

		56,559

Information Technology — 11.3%
Alcatel-Lucent, ADR	1,620,521	13,126
Dell*	388,340	9,530
Intel	228,988	5,972
Lexmark International, Cl A*	270,810	9,446
McAfee*	340,729	13,271
Micron Technology*#	1,115,642	9,282
Microsoft	264,660	8,893
Motorola	519,240	8,292
Yahoo!*	290,131	7,779

		85,591

Materials — 4.8%
Owens-Illinois*	275,986	12,389
Praxair	121,486	10,372
Weyerhaeuser	184,265	13,485

		36,246

Telecommunication Services — 6.2%
AT&T	734,709	28,073
Sprint Nextel	540,539	8,389
Verizon Communications	146,190	6,317
Vodafone Group PLC, ADR	127,007	4,731

		47,510

Utilities — 2.9%
Exelon	198,651	16,105
Southern	155,740	5,859

		21,964

Total Common Stocks (Cost $643,020)		729,713

AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Advantage Institutional Money Market
Fund, Class I†	22,624,147	22,624
(Cost $22,624)

Total Investments Before Collateral for Loaned Securities – 98.8% (Cost $665,644)		752,337

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.8%
Certificates of Deposit — 0.1%
Bank Nova Scotia NY
5.060%, 01/16/08	$64	65
Barclays Bank NY
5.160%, 01/22/08	90	90
Royal Bank of Scotland NY
5.050%, 01/22/08	55	55
5.150%, 01/30/08	45	46

		256

Commercial Paper†† — 0.0%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	19	19
Orange and Rockland Utilities
4.800%, 12/03/07	97	97

		116

Master Notes — 0.1%
Bear Stearns
4.888%, 12/05/07	387	387

Allegiant Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Master Notes — continued
JPMorgan Securities
4.788%, 12/17/07	$322	$323

		710

Medium Term Notes — 0.1%
General Electric Capital
4.848%, 05/19/08 (A)	216	216
Liquid Funding LLC
4.589%, 06/11/08 (A)	161	161
Merrill Lynch
4.753%, 07/07/08 (A)	451	452
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	64	65
4.750%, 08/14/08 (A)	64	64

		958

Repurchase Agreements — 0.5%
Bear Stearns
4.763%, 12/03/07	967	967
4.788%, 12/03/07	484	484
Greenwich Capital
4.888%, 12/03/07	645	645
Lehman Brothers
4.768%, 12/03/07	1,434	1,434

		3,530

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $5,570)‡		5,570

TOTAL INVESTMENTS — 99.6% (Cost $671,214)**		757,907

Other Assets & Liabilities – 0.4%		3,241

TOTAL NET ASSETS — 100.0%		$761,148

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $673,645.

Gross unrealized appreciation (000)	$116,947
Gross unrealized depreciation (000)	(32,685)

Net unrealized appreciation (000)	$84,262

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on (000) $5,273.

(A)	Variable Rate Security — the rate shown is the rate in effect on 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $643,020)	$729,713
Investments in affiliates at value, (Cost $22,624)	22,624
Short term investments held as collateral for loaned securities, (Cost $5,570)	5,570
Receivable for investments sold	16,935
Receivable for shares of beneficial interest sold	1,094
Dividends and interest receivable	1,743
Prepaid expenses	28

Total Assets	777,707

LIABILITIES
Payable for collateral for loaned securities	5,570
Payable for shares of beneficial interest redeemed	405
Payable for investment securities purchased	9,884
Investment advisory fees payable	461
12b-1 fees payable
Class I	65
Class A	8
Class B	3
Administration fees payable	37
Custody fees payable	6
Trustees’ fees payable	31
Transfer agent fees payable	31
Other liabilities	58

Total Liabilities	16,559

TOTAL NET ASSETS	$761,148

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$601,365
Undistributed Net Investment Income	2,219
Undistributed Net Realized Gain on Investments	70,871
Net Unrealized Appreciation on Investments	86,693

Total Net Assets	$761,148

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($691,521,965 ÷ 35,283,137 outstanding shares of beneficial interest)	$19.60

Net Asset Value and Redemption Price Per
Share — Class A ($60,559,144 ÷ 3,101,288 outstanding shares of beneficial interest)	$19.53

Maximum Offering Price Per Share — Class A
($19.53 ÷ 97.50%)	$20.03

Net Asset Value and Offering Price Per
Share — Class B ($8,350,824 ÷ 430,620 outstanding shares of beneficial interest)	$19.39

Net Asset Value and Offering Price Per
Share — Class C ($716,537 ÷ 37,136 outstanding shares of beneficial interest)	$19.29

See Notes to Financial Statements.

Allegiant Mid Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.6%
Consumer Discretionary — 9.5%
Autoliv	55,390	$3,235
Carter’s*#	331,580	7,437
Gap	587,820	11,991
Idearc#	113,200	2,142
Liz Claiborne#	162,875	4,087
NVR*#	3,801	1,870
Office Depot*	157,470	2,699

		33,461

Consumer Staples — 4.4%
Hormel Foods	110,640	4,398
J.M. Smucker	47,000	2,309
Smithfield Foods*#	192,050	5,771
Tyson Foods, Cl A	194,960	2,907

		15,385

Energy — 9.6%
Arch Coal#	266,950	10,106
BJ Services	370,940	9,118
Peabody Energy	114,430	6,367
Sunoco#	122,350	8,209

		33,800

Financials — 27.5%
Cincinnati Financial	251,777	10,066
CIT Group	59,310	1,578
Discover Financial Services	272,620	4,735
Everest Re Group	70,010	7,346
Genworth Financial, Cl A	334,090	8,767
Invesco PLC, ADR#	487,910	12,808
Legg Mason	57,510	4,389
Marshall & Ilsley	168,680	5,308
Max Capital Group	64,200	1,817
Nelnet, Cl A#	361,338	4,983
Old Republic International	840,760	12,620
PartnerRe	44,580	3,681
Progressive	327,500	6,026
Reinsurance Group of America	137,149	7,421
White Mountains Insurance Group	10,470	5,392

		96,937

Healthcare — 4.4%
Endo Pharmaceuticals Holdings*	230,495	6,318
LifePoint Hospitals*	131,280	4,153
Omnicare#	200,500	5,109

		15,580

Industrials — 7.4%
General Cable*	44,690	3,324
Southwest Airlines	870,500	12,318
Spirit Aerosystems Holdings, Cl A*	134,755	4,710
Union Pacific	14,540	1,834
Werner Enterprises#	221,270	3,883

		26,069

Information Technology — 12.3%
Broadridge Financial Solutions	512,970	11,680
Check Point Software Technologies*	153,020	3,492
Metavante Technologies*#	56,226	1,281
Network Appliance*	94,530	2,336
Perot Systems, Cl A*#	320,220	4,211
QLogic*	357,450	4,832
Seagate Technology	305,230	7,872
Tellabs*	381,522	2,655
Verigy*	203,190	5,147

		43,506

Materials — 7.1%
International Flavors & Fragrances	36,340	1,822
Louisiana-Pacific	398,450	6,128
MeadWestvaco	135,090	4,441
Pactiv*	163,670	4,157
Rohm & Haas	156,632	8,516

		25,064

Telecommunication Services — 0.8%
Embarq	53,300	2,716

Utilities — 14.6%
Constellation Energy Group	69,408	6,955
Edison International	140,170	7,847
Mirant*	130,180	5,024
NRG Energy*	121,950	5,169
PG&E	160,590	7,431
Sempra Energy	166,250	10,411
Xcel Energy#	380,200	8,786

		51,623

Total Common Stocks (Cost $337,301)		344,141

AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,192,549	10,193
(Cost $10,193)

Total Investments Before Collateral for Loaned Securities – 100.4% (Cost $347,494)		354,334

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.0%
Certificates of Deposit — 0.9%
Bank Nova Scotia NY
5.060%, 01/16/08	$776	776
Barclays Bank NY
5.160%, 01/22/08	1,086	1,086
Royal Bank of Scotland NY
5.050%, 01/22/08	667	667
5.150%, 01/30/08	543	549

		3,078

Commercial Paper†† — 0.4%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	233	233
Orange and Rockland Utilities
4.800%, 12/03/07	1,164	1,163

		1,396

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Master Notes — 2.4%
Bear Stearns
4.888%, 12/05/07	$4,656	$4,656
JPMorgan Securities
4.788%, 12/17/07	3,880	3,880

		8,536

Medium Term Notes — 3.3%
General Electric Capital
4.848%, 05/19/08 (A)	2,599	2,599
Liquid Funding LLC
4.589%, 06/11/08 (A)	1,940	1,940
Merrill Lynch
4.753%, 07/07/08 (A)	5,431	5,439
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	776	776
4.750%, 08/14/08 (A)	776	776

		11,530

Repurchase Agreements — 12.0%
Bear Stearns
4.763%, 12/03/07	11,639	11,639
4.788%, 12/03/07	5,819	5,819
Greenwich Capital
4.888%, 12/03/07	7,759	7,759
Lehman Brothers
4.768%, 12/03/07	17,255	17,255

		42,472

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $67,012)‡		67,012

TOTAL INVESTMENTS — 119.4% (Cost $414,506)**		421,346

Other Assets & Liabilities — (19.4)%
Investment Advisory Fees Payable		(219)
12b-1 Fees Payable
Class I		(5)
Class A		2
Class B		(1)
Class C		(2)
Administration Fees Payable		(18)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(1)
Payable for Collateral for Loaned Securities		(67,012)
Payable for Shares of Beneficial Interest Redeemed		(2,719)
Other		1,372

Total Other Assets & Liabilities		(68,606)

TOTAL NET ASSETS — 100.0%		$352,740

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$333,549
Undistributed Net Investment Income		5,082
Undistributed Net Realized Gain on Investments		7,269
Net Unrealized Appreciation on Investments		6,840

Total Net Assets		$352,740

Net Asset Value, Offering and Redemption Price Per Share — Class I ($219,417,386 ÷ 14,763,697 outstanding shares of beneficial interest)		$14.86

Net Asset Value and Redemption Price Per Share — Class A ($121,614,358 ÷ 8,306,348 outstanding shares of beneficial interest)		$14.64

Maximum Offering Price Per Share — Class A ($14.64 ÷ 94.50%)		$15.49

Net Asset Value and Offering Price Per Share — Class B ($4,540,373 ÷ 317,832 outstanding shares of beneficial interest)		$14.29

Net Asset Value and Offering Price Per Share — Class C ($7,167,983 ÷ 499,088 outstanding shares of beneficial interest)		$14.36

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $414,617.

Gross unrealized appreciation (000)	$36,220
Gross unrealized depreciation (000)	(29,491)

Net unrealized appreciation (000)	$6,729

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $63,795.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

See Notes to Financial Statements.

Allegiant Multi - Factor Mid Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.9%
Consumer Discretionary — 15.5%
Apollo Group, Cl A*	2,300	$176
Coach*	23,800	884
CROCS*#	2,900	113
Dollar Tree Stores*	15,700	450
EchoStar Communications, Cl A*	10,700	461
Focus Media Holding, ADR*#	3,900	220
GameStop*	7,600	437
Garmin#	5,300	569
International Game Technology	6,500	284
ITT Educational Services*	4,000	452
Magna International, Cl A	8,700	733
Reed Elsevier PLC, ADR	7,600	382
TJX	17,000	499
Wynn Resorts#	3,200	406
Yum! Brands	8,900	331

		6,397

Consumer Staples — 3.9%
Avon Products	3,900	160
Hansen Natural*#	4,700	204
Loews Corp - Carolina Group	5,100	454
Pepsi Bottling Group	8,300	354
Wm. Wrigley Jr.#	6,800	435

		1,607

Energy — 9.9%
Cameron International*#	9,400	877
Chesapeake Energy	4,200	159
Consol Energy	2,900	172
Hercules Offshore*#	7,681	192
National Oilwell Varco*	6,400	436
Noble	10,400	542
PetroHawk Energy*	54,800	893
Smith International	2,900	182
TransOcean*	3,663	503
Williams	4,500	156

		4,112

Financials — 8.1%
American Capital Strategies#	6,400	241
Aspen Insurance Holdings	13,700	394
IntercontinentalExchange*#	1,500	250
Northern Trust	8,400	680
Nymex Holdings#	3,200	398
Prologis REIT#	6,600	432
T. Rowe Price Group	10,100	621
TD Ameritrade Holding*	16,900	316

		3,332

Healthcare — 11.2%
BioMarin Pharmaceutical*	13,200	363
Covance*	7,200	629
Coventry Healthcare*	16,400	949
Express Scripts*	2,700	183
Humana*	9,900	763
Intuitive Surgical*	1,500	491
Kinetic Concepts*#	6,100	358
St. Jude Medical*	3,900	155
Thermo Fisher Scientific*#	7,000	403
Waters*	4,300	336

		4,630

Industrials — 16.7%
Ametek	12,500	550
C.H. Robinson Worldwide	11,100	572
Chicago Bridge & Iron	8,500	452
Cummins	1,300	152
Donaldson	8,800	412
DRS Technologies	7,100	420
Dun & Bradstreet	700	62
Expeditors International Washington	3,400	160
Fluor	3,900	574
McDermott International*	3,600	188
Precision Castparts	3,100	457
Republic Services	23,700	786
Rockwell Collins	11,210	808
Roper Industries	6,000	381
Stericycle*	4,200	247
Textron	8,900	615
Yingli Green Energy Holding, ADR*	2,300	61

		6,897

Information Technology — 21.2%
Agilent Technologies*	4,500	170
Alliance Data Systems*#	6,800	528
Autodesk*	11,000	518
Baidu.com, ADR*	500	191
Brocade Communications Systems*	32,500	237
Check Point Software Technologies*	13,400	306
DST Systems*	6,200	526
Fiserv*	5,110	262
Global Payments	7,100	307
Intersil, Cl A	27,900	696
Jack Henry & Associates	33,000	883
Juniper Networks*	14,700	437
Lam Research*	4,000	183
MEMC Electronic Materials*	4,100	318
Micros Systems*	11,400	822
NVIDIA*	34,500	1,088
Paychex	20,100	784
Western Digital*	18,800	520

		8,776

Materials — 4.4%
Air Products & Chemicals	2,200	218
Freeport-McMoRan Copper & Gold, Cl B	1,100	109
Lundin Mining*#	88,900	862
Sigma-Aldrich	12,400	653

		1,842

Telecommunication Services — 5.1%
American Tower, Cl A*#	6,100	278
Brasil Telecom Participacoes SA, ADR*#	2,900	199
Chunghwa Telecom, ADR	16,600	331
Partner Communications, ADR	10,300	212
Vivo Participacoes SA, ADR#	186,300	1,077

		2,097

Utilities — 2.9%
AES*	47,291	1,033
PPL	3,700	189

		1,222

Total Common Stocks (Cost $37,543)		40,912

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.0%
Allegiant Money Market Fund, Class I†	1,239,710	$1,240
(Cost $1,240)

Total Investments Before Collateral for Loaned Securities – 101.9%
(Cost $38,783)		42,152

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.1%
Certificates of Deposit — 0.9%
Bank Nova Scotia NY
5.060%, 01/16/08	$92	92
Barclays Bank NY
5.160%, 01/22/08	128	128
Royal Bank of Scotland NY
5.050%, 01/22/08	79	79
5.150%, 01/30/08	64	65

		364

Commercial Paper†† — 0.4%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	27	27
Orange and Rockland Utilities
4.800%, 12/03/07	137	137

		164

Master Notes — 2.4%
Bear Stearns
4.888%, 12/05/07	549	549
JPMorgan Securities
4.788%, 12/17/07	458	458

		1,007

Medium Term Notes — 3.3%
General Electric Capital
4.848%, 05/19/08 (A)	307	307
Liquid Funding LLC
4.589%, 06/11/08 (A)	229	229
Merrill Lynch
4.753%, 07/07/08 (A)	641	641
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	92	92
4.750%, 08/14/08 (A)	92	92

		1,361

Repurchase Agreements — 12.1%
Bear Stearns
4.788%, 12/03/07	686	686
4.763%, 12/03/07	1,373	1,373
Greenwich Capital
4.888%, 12/03/07	915	915
Lehman Brothers
4.768%, 12/03/07	2,035	2,035

		5,009

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $7,905)‡		7,905

		Value (000)
TOTAL INVESTMENTS — 121.0% (Cost $46,688)**		$50,057

Other Assets & Liabilities – (21.0)%		(8,704)

TOTAL NET ASSETS — 100.0%		$41,353

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $46,689.

Gross unrealized appreciation (000)	$4,714
Gross unrealized depreciation (000)	(1,346)

Net unrealized appreciation (000)	$3,368

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $7,644.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

REIT — Real Estate Investment Trust

Allegiant Multi - Factor Mid Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value,
(Cost $37,543)	$40,912
Investments in affiliates at value, (Cost $1,240)	1,240
Short term investments held as collateral forloaned securities, (Cost $7,905)	7,905
Receivable for investments sold	2,136
Receivable for shares of beneficial interest sold	101
Dividends and interest receivable	39
Prepaid expenses	14

Total Assets	52,347

LIABILITIES
Payable for collateral for loaned securities	7,905
Payable for shares of beneficial interest redeemed	75
Payable for investment securities purchased	2,970
Investment advisory fees payable	15
12b-1 fees payable
Class I	1
Class A	3
Shareholder services fees payable
Class A	2
Administration fees payable	2
Custody fees payable	2
Transfer agent fees payable	15
Trustees’ fees payable	2
Other liabilities	2

Total Liabilities	10,994

TOTAL NET ASSETS	$41,353

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$105,577
Undistributed Net Investment Income	174
Accumulated Net Realized Loss on Investments	(67,767)
Net Unrealized Appreciation on Investments	3,369

Total Net Assets	$41,353

Net Asset Value, Offering and Redemption Price Per Share — Class I ($24,301,023 ÷ 2,671,614 outstanding shares of beneficial interest)	$9.10

Net Asset Value and Redemption Price Per Share — Class A ($15,968,945 ÷ 1,841,096 outstanding shares of beneficial interest)	$8.67

Maximum Offering Price Per Share- Class A
($8.67 ÷ 94.50%)	$9.17

Net Asset Value and Offering Price Per Share — Class B ($974,601 ÷ 139,765 outstanding shares of beneficial interest)	$6.97

Net Asset Value and Offering Price Per Share — Class C ($108,284 ÷ 15,308 outstanding shares of beneficial interest)	$7.07

See Notes to Financial Statements.

Allegiant Multi - Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 14.0%
Aeropostale*	9,600	$245
Aftermarket Technology*	19,500	544
Capella Education*	10,200	718
Deckers Outdoor*#	7,300	1,053
DeVry	5,300	291
Global Sources*#	10,800	329
GSI Commerce*#	9,500	248
Iconix Brand Group*#	11,500	262
Morningstar*	8,900	724
Movado Group	6,800	188
Strayer Education#	4,300	778
Tempur-Pedic International#	8,200	244
Tenneco*	10,300	305
Tupperware Brands	6,300	220
Universal Electronics*	9,200	340
WMS Industries*	13,200	441

		6,930

Consumer Staples — 4.6%
Boston Beer, Cl A*#	6,900	229
Central European Distribution*	7,100	355
Flowers Foods	26,950	626
Hain Celestial Group*#	26,500	876
WD-40#	5,600	222

		2,308

Energy — 6.7%
Atlas America	8,350	474
ATP Oil & Gas*#	9,400	419
Bois d’Arc Energy*#	19,100	374
Core Laboratories NV*	1,800	211
Exterran Holdings*#	11,375	911
Sunoco Logistics Partners#	3,300	165
Targa Resources Partners LP	26,200	747

		3,301

Financials — 12.3%
Assured Guaranty	30,300	684
Asta Funding#	18,500	669
Banco Latinoamericano de Exportaciones SA,
Cl E#	12,100	216
BanColombia SA, ADR	22,100	818
Capital Southwest#	1,700	204
DiamondRock Hospitality REIT#	36,700	636
FirstService*	7,800	258
Hercules Technology Growth Capital#	19,900	235
Kite Realty Group Trust REIT	19,400	304
Navigators Group*	5,100	299
SVB Financial Group*#	17,600	906
UMB Financial	17,000	639
WP Carey & Co. LLC	6,800	238

		6,106

Healthcare — 13.7%
Amedisys*#	7,900	337
Axcan Pharma*#	25,300	571
HealthExtras*#	11,100	295
Hologic*#	3,400	226
Icon PLC, ADR*	12,500	741
Integra LifeSciences Holdings*#	10,000	415
KV Pharmaceutical*#	12,100	341
Lifecell*#	19,500	791
Meridian Bioscience	8,300	256
MWI Veterinary Supply*#	4,800	202
Omnicell*	17,200	454
Orthofix International NV*	5,600	327
Parexel International*	12,100	535
STERIS	15,100	422
Techne*	10,000	652
Varian*	3,300	231

		6,796

Industrials — 18.0%
Actuant	12,200	386
Aircastle#	11,500	304
Baldor Electric#	5,500	186
Barnes Group#	28,500	882
China Security & Surveillance Technology*#	9,700	206
Cornell*#	10,200	240
Crane	4,900	220
Dynamic Materials#	11,500	730
GrafTech International*#	38,100	612
Grupo Aeroportuario del Pacifico SA de CV, ADR	3,900	179
Huron Consulting Group*#	10,800	791
Kaydon#	5,900	299
Kirby*	10,000	481
Layne Christensen*#	15,900	905
Macquarie Infrastructure#	4,400	177
Orbital Sciences*#	21,800	525
Perini*	10,900	580
Stanley*#	7,500	257
Triumph Group#	5,400	439
Watson Wyatt Worldwide, Cl A#	11,600	534

		8,933

Information Technology — 16.6%
Aladdin Knowledge Systems*	12,700	332
ANSYS*	16,000	622
Atheros Communications*#	26,000	767
Comtech Telecommunications*	14,500	720
DealerTrack Holdings*	10,300	438
Emulex*#	13,600	228
FalconStor Software*#	38,800	470
Flir Systems*	11,000	756
GigaMedia*	17,200	324
Hughes Communications*#	5,400	287
j2 Global Communications*#	13,300	323
LoopNet*#	13,600	209
Synaptics*	17,000	944
Synchronoss Technologies*#	6,400	211
Syntel#	4,300	155
TheStreet.com#	16,100	198
ValueClick*#	18,140	429
Vasco Data Security International*	16,900	379
Verigy*	17,600	446

		8,238

Materials — 4.6%
Aptargroup	21,400	903
Balchem	14,000	299
CF Industries Holdings	2,400	219
LSB Industries*#	14,600	331
Minerals Technologies	2,700	181

Allegiant Multi - Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Rock-Tenn, Cl A#	12,700	$335

		2,268

Telecommunication Services — 4.3%
Alaska Communications Systems Group	16,900	253
Atlantic Tele-Network	4,800	183
Centennial Communications*#	19,200	171
NTELOS Holdings	11,900	316
Partner Communications, ADR#	24,000	495
Premiere Global Services*	38,300	528
Syniverse Holdings*	12,400	194

		2,140

Utilities — 1.5%
South Jersey Industries#	7,900	291
Suburban Propane Partners#	10,800	462

		753

Total Common Stocks (Cost $ 44,383)		47,773

EXCHANGE TRADED FUND — 1.8% iShares Russell 2000® Index Fund#	11,500	881
(Cost $ 910)

AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Money Market Fund, Class I†	929,359	929
(Cost $ 929)

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $ 46,222)		49,583

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 38.5%
Certificates of Deposit — 1.8%
Bank Nova Scotia NY
5.060%, 01/16/08	$221	221
Barclays Bank NY
5.160%, 01/22/08	310	310
Royal Bank of Scotland NY
5.050%, 01/22/08	190	190
5.150%, 01/30/08	155	156

		877

Commercial Paper†† — 0.8%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	66	66
Orange and Rockland Utilities
4.800%, 12/03/07	332	332

		398

Master Notes — 4.9%
Bear Stearns
4.888%, 12/05/07	1,327	1,327
JPMorgan Securities
4.788%, 12/17/07	1,106	1,106

		2,433

Medium Term Notes — 6.6%
General Electric Capital
4.848%, 05/19/08 (A)	741	741
Liquid Funding LLC
4.589%, 06/11/08 (A)	553	553
Merrill Lynch
4.753%, 07/07/08 (A)	1,548	1,550
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	221	221

4.750%, 08/14/08 (A)	221	221

		3,286

Repurchase Agreements — 24.4%
Bear Stearns
4.788%, 12/03/07	1,659	1,659
4.763%, 12/03/07	3,317	3,317
Greenwich Capital
4.888%, 12/03/07	2,211	2,211
Lehman Brothers
4.768%, 12/03/07	4,918	4,918

		12,105

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $19,099)‡		19,099

TOTAL INVESTMENTS — 138.5% (Cost $65,321)**		68,682

Other Assets & Liabilities — (38.5)%
Investment Advisory Fees Payable		(28)
12b-1 Fees Payable
Class I		(3)
Administration Fees Payable		(2)
Custody Fees Payable		(2)
Payable for Collateral for Loaned Securities		(19,099)
Payable for Shares of Beneficial Interest Redeemed		(1)
Other		47

Total Other Assets & Liabilities		(19,088)

TOTAL NET ASSETS — 100.0%		$49,594

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$48,879
Undistributed Net Investment Income	258
Accumulated Net Realized Loss on Investments	(2,904)
Net Unrealized Appreciation on Investments	3,361

Total Net Assets	$49,594

Net Asset Value, Offering and Redemption Price
Per Share — Class I ($ 49,001,985 ÷ 4,248,758 outstanding shares of beneficial interest)	$11.53

Net Asset Value and Redemption Price
Per Share — Class A ($592,377 ÷ 51,587 outstanding shares of beneficial interest)	$11.48

Maximum Offering Price Per Share — Class A
($11.48 ÷ 94.50%)	$12.15

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $65,349.

Gross unrealized appreciation (000)	$5,510
Gross unrealized depreciation (000)	(2,177)

Net unrealized appreciation (000)	$3,333

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $18,434.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Liability Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Focused Value Fund

STATEMENT OF NET ASSETS

November 30,2007(Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 8.2%
Aeropostale*	1,700	$44
Aftermarket Technology*	4,800	134
Gymboree*	2,000	67
Polaris Industries#	2,200	100
Wolverine World Wide#	5,950	147

		492

Consumer Staples — 5.1%
Andersons#	3,150	133
Central European Distribution*	600	30
Del Monte Foods	15,800	139

		302

Energy — 6.7%
Berry Petroleum	3,200	132
Bois d’Arc Energy*	3,900	77
Hornbeck Offshore Services*	1,700	70
Oil States International*	3,850	122

		401

Financials — 27.6%
Assured Guaranty	2,900	66
Calamos Asset Management	2,600	77
Delphi Financial Group, Cl A	5,700	219
DiamondRock Hospitality REIT#	7,000	121
Endurance Specialty Holdings	2,150	87
FelCor Lodging Trust REIT#	7,400	130
First Regional Bancorp*	1,900	42
Glacier Bancorp#	7,050	140
Inland Real Estate REIT	5,000	73
Meadowbrook Insurance Group*	11,100	102
Nara Bancorp#	5,200	69
Navigators Group*	1,950	115
NBT Bancorp	2,450	61
Procentury	3,200	45
Southwest Bancorp	1,950	35
SVB Financial Group*	3,000	154
United Bankshares#	3,800	118

		1,654

Healthcare — 11.8%
Amsurg*	7,200	186
Dionex*	1,300	110
Healthspring*	6,700	127
Perrigo#	5,000	154
PSS World Medical*	4,150	79
Quidel*	2,600	49

		705

Industrials — 14.4%
DRS Technologies	2,400	142
Genco Shipping & Trading#	2,100	133
ICF International*	1,800	46
Lennox International	4,248	144
Mueller Industries	5,350	162
Spherion*	11,200	87
URS*	2,550	147

		861

Information Technology — 10.8%
Actuate*	18,800	143
Anixter International*#	1,200	77
Ciber*	22,800	156
Entegris*	9,850	85
ExlService Holdings*#	3,700	89
InterDigital*	3,000	54
Plexus*	1,450	43

		647

Materials — 8.5%
AMCOL International	800	31
Commercial Metals	3,200	99
Methanex	6,150	183
NewMarket	1,250	67
PolyOne*	20,600	129

		509

Telecommunication Services — 2.4%
Premiere Global Services*	1,700	24
Syniverse Holdings*	7,700	120

		144

Utilities — 3.2%
El Paso Electric*	6,237	161
EnergySouth	600	33

		194

Total Common Stocks (Cost $ 6,141)		5,909

AFFILIATED MONEY MARKET FUND — 1.6%
Allegiant Money Market Fund, Class I†	95,452	95

(Cost $ 95)
Total Investments Before Collateral for Loaned Securities – 100.3% (Cost $6,236)		6,004

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.9%
Certificates of Deposit — 0.9%
Bank Nova Scotia NY
5.060%, 01/16/08	$14	14
Barclays Bank NY
5.160%, 01/22/08	19	19
Royal Bank of Scotland NY
5.050%, 01/22/08	12	12
5.150%, 01/30/08	10	10

		55

Commercial Paper†† — 0.4%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	4	4
Orange and Rockland Utilities
4.800%, 12/03/07	21	21

		25

Master Notes — 2.6%
Bear Stearns
4.888%, 12/05/07	83	83

Allegiant Multi - Factor Small Cap Focused Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30,2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Master Notes — continued
JPMorgan Securities
4.788%, 12/17/07	$69	$69

		152

Medium Term Notes — 3.4%
General Electric Capital
4.848%, 05/19/08 (A)	46	46
Liquid Funding LLC
4.589%, 06/11/08 (A)	34	34
Merrill Lynch
4.753%, 07/07/08 (A)	96	96
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	14	14
4.750%, 08/14/08 (A)	14	14

		204

Repurchase Agreements — 12.6%
Bear Stearns
4.788%, 12/03/07	103	103
4.763%, 12/03/07	206	206
Greenwich Capital
4.888%, 12/03/07	138	138
Lehman Brothers
4.768%, 12/03/07	306	306

		753

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,189)‡		1,189

TOTAL INVESTMENTS — 120.2% (Cost $7,425)**		7,193

Other Assets & Liabilities – (20.2)%		(1,207)

TOTAL NET ASSETS — 100.0%		$5,986

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $7,425.

Gross unrealized appreciation (000)	$299
Gross unrealized depreciation (000)	(531)

Net unrealized depreciation (000)	$(232)

†	See Note 3 in Notes to Financial Statements.
††	The rate shown is the effective yield at purchase date.
‡	See Note 8 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is

(000) $1,107.

(A)	Variable Rate Security — the rate shown is the rate in effect on November

30, 2007.

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Value (000)
ASSETS
Investments in non-affiliates at value,
(Cost $6,141)	$5,909
Investments in affiliates at value,
(Cost $95)	95
Short term investments held as collateral for loaned securities, (Cost $ 1,189)	1,189
Receivable for investments sold	573
Dividends and interest receivable	3
Prepaid expenses	29

Total Assets	7,798

LIABILITIES
Payable for collateral for loaned securities	1,189
Payable for investment securities purchased	619
Custody fees payable	1
Other liabilities	3

Total Liabilities	1,812

TOTAL NET ASSETS	$5,986

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$6,506
Net Investment Loss	(8)
Accumulated Net Realized Loss on Investments	(280)
Net Unrealized Depreciation on Investments	(232)

Total Net Assets	$5,986

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,604,611 ÷ 600,076 outstanding shares of beneficial interest)	$9.34

Net Asset Value and Redemption Price Per Share — Class A ($273,743 ÷ 29,470 outstanding shares of beneficial interest)	$9.29

Maximum Offering Price Per Share — Class A
($9.29 ÷ 97.50%)	$9.53

Net Asset Value and Offering Price Per Share — Class C ($107,794 ÷ 11,516 outstanding shares of beneficial interest)	$9.36

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited )

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 14.2%
Aeropostale*	3,150	$81
Bally Technologies*	700	29
Capella Education*	1,000	71
Chipotle Mexican Grill*	200	23
CROCS*#	900	35
Ctrip.com International, ADR	700	42
DeVry	2,400	132
Fossil*	1,000	43
Iconix Brand Group*	1,200	27
NetFlix*#	3,600	83
Priceline.com*#	1,100	125
Shutterfly*#	1,200	34
Strayer Education	500	91
Tempur-Pedic International#	700	21
Tupperware Brands	1,100	38
Universal Electronics*	2,400	89

		964

Consumer Staples — 2.2%
Casey’s General Stores	1,900	55
Flowers Foods	1,500	35
Ruddick	1,600	57

		147

Energy — 7.2%
Atlas America	1,700	96
ATP Oil & Gas*#	1,800	80
Core Laboratories NV*	400	47
Frontier Oil	1,080	48
Hornbeck Offshore Services*	800	33
PetroHawk Energy*	2,000	33
T-3 Energy Services*	1,800	91
W-H Energy Services*	1,200	60

		488

Financials — 5.8%
Amerisafe*	3,300	50
eHealth*#	2,500	78
International Securities Exchange Holdings	1,700	114
optionsXpress Holdings	2,400	73
Potlatch REIT	1,000	46
Waddell & Reed Financial	1,000	34

		395

Healthcare — 21.0%
Air Methods*#	1,500	79
Bio-Reference Labs*	2,000	67
HealthExtras*	2,102	56
Hologic*#	1,000	66
Idexx Laboratories*	1,400	85
Illumina*	400	23
Immucor*#	1,800	60
IRIS International*	1,400	25
Kendle International*#	2,600	112
KV Pharmaceutical*#	1,800	51
Lifecell*#	3,300	134
Meridian Bioscience	3,300	102
Molina Healthcare*#	1,300	49
Myriad Genetics*#	500	24
Obagi Medical Products*	1,800	33
Omnicell*	3,100	82
Orthofix International NV*	500	29
Parexel International*	1,400	62
Phase Forward*	1,700	41
Res-Care*	2,800	64
Respironics*	1,400	69
Techne*	1,000	65
United Therapeutics*#	500	50

		1,428

Industrials — 20.7%
Barnes Group	3,400	105
Bucyrus International	1,300	114
Ceradyne*#	1,600	79
Cornell*#	2,100	49
Cubic#	500	20
Diana Shipping	1,500	53
Dynamic Materials#	1,900	121
GrafTech International*#	2,900	47
Heico#	2,100	104
Hexcel*	1,600	41
IDEX	1,400	50
Kaydon#	1,500	76
Layne Christensen*	2,200	125
Republic Airways Holdings*	3,600	72
Rollins	1,800	53
United Industrial	400	32
URS*	500	29
Wabtec	1,700	58
Waste Connections*	2,590	82
Watson Wyatt Worldwide, Cl A#	2,000	92

		1,402

Information Technology — 19.6%
ANSYS*	1,260	49
Atheros Communications*#	2,500	74
Concur Technologies*	800	30
Diodes*#	2,400	71
FEI*#	1,600	40
Flir Systems*#	2,000	137
Heartland Payment Systems#	1,900	61
Hittite Microwave*	1,100	47
Informatica*	8,950	153
Itron*	200	16
Jack Henry & Associates	2,000	54
Micros Systems*	700	50
Nuance Communications*	1,600	32
OYO Geospace*#	1,100	115
Secure Computing*#	4,100	37
Solera Holdings*	3,200	74
SPSS*	1,800	65
Synaptics*	1,000	56
Tessera Technologies*	2,400	93
Vocus*#	2,500	78

		1,332

Materials — 3.8%
Airgas	1,510	75
AMCOL International#	700	26
Aptargroup	900	38
Minerals Technologies	400	27
Rockwood Holdings*	1,800	61

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Terra Industries*	800	$30

		257

Telecommunication Services — 1.2%
Golden Telecom*	500	51
Time Warner Telecom, Cl A*	1,200	27

		78

Utilities — 0.6%
Suburban Propane Partners	1,000	43

Total Common Stocks (Cost $ 5,536)		6,534

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000® Index Fund#
(Cost $ 24)	300	23

AFFILIATED MONEY MARKET FUND — 3.3%
Allegiant Money Market Fund, Class I† (Cost $ 224)	223,596	224

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $ 5,784)		6,781

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 30.3%
Certificates of Deposit — 1.4%
Bank Nova Scotia NY
5.060%, 01/16/08	$24	24
Barclays Bank NY
5.160%, 01/22/08	33	33
Royal Bank of Scotland NY
5.050%, 01/22/08	20	20
5.150%, 01/30/08	17	17

		94

Commercial Paper†† — 0.6%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	7	7
Orange and Rockland Utilities
4.800%, 12/03/07	36	36

		43

Master Notes — 3.9%
Bear Stearns
4.888%, 12/05/07	143	143
JPMorgan Securities
4.788%, 12/17/07	119	119

		262

Medium Term Notes — 5.2%
General Electric Capital
4.848%, 05/19/08 (A)	80	80
Liquid Funding LLC
4.589%, 06/11/08 (A)	60	59
Merrill Lynch
4.753%, 07/07/08 (A)	167	167
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	24	24
4.750%, 08/14/08 (A)	24	24

		354

Repurchase Agreements — 19.2%
Bear Stearns
4.788%, 12/03/07	179	179
4.763%, 12/03/07	357	357
Greenwich Capital
4.888%, 12/03/07	238	238
Lehman Brothers
4.768%, 12/03/07	529	529

		1,303

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $2,056)‡		2,056

TOTAL INVESTMENTS — 130.2% (Cost $7,840)**		8,837

Other Assets & Liabilities — (30.2)%
Investment Advisory Fees Payable		(2)
Custody Fees Payable		(2)
Payable for Collateral for Loaned Securities		(2,056)
Other		10

Total Other Assets & Liabilities		(2,050)

TOTAL NET ASSETS — 100.0%		$6,787

Allegiant Multi-Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$5,705
Net Investment Loss	(8)
Undistributed Net Realized Gain on Investments	93
Net Unrealized Appreciation on Investments	997

Total Net Assets	$6,787

Net Asset Value, Offering and Redemption Price Per Share — Class I ($6,744,467 ÷ 563,237 outstanding shares of beneficial interest)	$11.97

Net Asset Value and Redemption Price Per Share — Class A ($42,401 ÷ 3,557 outstanding shares of beneficial interest)	$11.92

Maximum Offering Price Per Share — Class A ($11.92 ÷ 94.50%)	$12.61

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $7,841.

Gross unrealized appreciation (000)	$1,143
Gross unrealized depreciation (000)	(147)

Net unrealized appreciation (000)	$996

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,992.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi - Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 82.4%
Consumer Discretionary — 6.2%
Aeropostale*	115,575	$2,953
Aftermarket Technology*	99,100	2,767
Conn’s*#	64,750	1,172
Gymboree*	23,250	776
Interactive Data#	88,100	2,751
Jakks Pacific*#	119,200	3,009
Pre-Paid Legal Services*#	64,750	3,238
Tenneco*	58,700	1,737
Tupperware Brands#	86,800	3,027

		21,430

Consumer Staples — 5.6%
BJ’s Wholesale Club*	81,350	3,047
Cal-Maine Foods#	46,800	1,153
Casey’s General Stores	106,500	3,088
Central European Distribution*	21,000	1,050
Flowers Foods	140,750	3,270
Fresh Del Monte Produce*	31,300	968
Hain Celestial Group*#	57,812	1,912
Herbalife#	64,250	2,690
Ruddick	34,300	1,228
TreeHouse Foods*	42,450	1,000

		19,406

Energy — 5.9%
Bois d’Arc Energy*	69,000	1,352
Delek US Holdings	111,900	2,063
Double Hull Tankers#	167,250	2,218
Exterran Holdings*#	38,600	3,090
Global Industries*#	129,450	2,870
Hornbeck Offshore Services*	68,000	2,800
Oceaneering International*	44,980	2,870
Oil States International*	67,000	2,125
Sabine Royalty Trust#	23,850	1,140

		20,528

Financials — 25.4%
Agree Realty REIT#	18,700	562
American Equity Investment Life Holding#	140,300	1,264
Amerisafe*	184,350	2,813
Ashford Hospitality Trust REIT#	274,331	2,123
Aspen Insurance Holdings	86,250	2,484
Assured Guaranty	109,950	2,482
Bancfirst#	21,550	1,008
Banco Macro SA, ADR	44,000	1,104
BanColombia SA, ADR	94,300	3,489
BioMed Realty Trust REIT#	100,454	2,268
Calamos Asset Management	34,000	1,007
City Holding	28,652	1,031
Corporate Office Properties Trust REIT#	77,998	2,817
Delphi Financial Group, Cl A#	117,450	4,515
Digital Realty Trust REIT#	98,439	3,756
Endurance Specialty Holdings	78,100	3,154
FBL Financial Group, Cl A#	25,750	955
Federal Agricultural Mortgage#	42,000	1,143
First Citizens BancShares, Cl A	6,550	1,026
First Niagara Financial Group#	262,077	3,258
First Potomac Realty Trust REIT	77,655	1,465
First Regional Bancorp*	44,350	977
Intervest Bancshares	57,500	916
Max Capital Group	115,800	3,278
Meadowbrook Insurance Group*	193,184	1,775
Montpelier Re Holdings#	67,300	1,166
Nara Bancorp#	99,500	1,327
National Penn Bancshares#	72,268	1,135
Navigators Group*	49,500	2,906
NBT Bancorp#	47,500	1,184
Odyssey Re Holdings#	85,250	3,286
Procentury	76,450	1,076
SeaBright Insurance Holdings*	105,150	1,631
Selective Insurance Group#	75,200	1,774
Senior Housing Properties Trust REIT#	151,700	3,351
South Financial Group#	118,593	2,125
Southwest Bancorp	57,100	1,025
Sterling Bancshares#	321,755	3,970
Sterling Financial#	108,200	1,940
Sun Bancorp*#	56,650	955
SVB Financial Group*	28,500	1,467
Taylor Capital Group	27,400	607
Texas Capital Bancshares*	49,350	1,040
United America Indemnity*	131,114	2,596
Washington Real Estate Investment Trust REIT	37,450	1,200
Wintrust Financial	36,600	1,293

		87,724

Healthcare — 9.9%
AMERIGROUP*	59,350	2,040
Amsurg*	98,550	2,549
Axcan Pharma*#	148,900	3,362
Dionex*	33,700	2,847
Edwards Lifesciences*#	63,000	3,115
Healthspring*	84,150	1,590
HLTH*#	210,800	2,949
inVentiv Health*#	66,950	1,954
LifePoint Hospitals*	70,050	2,216
Molina Healthcare*#	59,200	2,219
Perrigo#	115,650	3,574
PSS World Medical*	160,400	3,076
Res-Care*	116,100	2,645

		34,136

Industrials — 7.7%
Actuant	91,600	2,901
Aecom Technology*	54,900	1,460
DRS Technologies	58,350	3,455
Dynamex*	38,300	1,052
GeoEye*	85,000	2,696
Hurco*	39,100	1,614
ICF International*	40,250	1,040
Interline Brands*	128,300	3,070
Lennox International	84,550	2,861
Mueller Industries	66,150	2,000
Republic Airways Holdings*#	77,150	1,549
Waste Connections*#	93,770	2,985

		26,683

Information Technology — 8.6%
Actuate*	431,300	3,265
ADC Telecommunications*#	173,500	2,873
Agilysys#	38,000	528
Anixter International*#	32,000	2,064
CACI International, Cl A*	38,300	1,738
Ciber*	219,500	1,497
Entegris*	296,850	2,571

Allegiant Multi - Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
InterDigital*#	137,500	$2,475
Jack Henry & Associates#	64,250	1,719
Lawson Software*#	102,200	993
Mantech International, Cl A*	91,850	3,554
MPS Group*#	185,100	2,055
Patni Computer Systems, ADR#	40,550	656
Sybase*#	84,520	2,167
TIBCO Software*#	203,550	1,594

		29,749

Materials — 7.9%
Braskem SA, ADR#	171,800	3,067
Cleveland-Cliffs#	40,800	3,680
Gerdau Ameristeel#	261,600	3,280
ICO*	166,800	1,810
Methanex	140,550	4,183
Minerals Technologies	19,250	1,288
NewMarket	58,000	3,112
PolyOne*	381,850	2,394
Schnitzer Steel Industries, Cl A#	20,550	1,283
Worthington Industries#	146,050	3,095

		27,192

Telecommunication Services — 2.4%
Atlantic Tele-Network	58,000	2,212
Premiere Global Services*#	229,570	3,164
Syniverse Holdings*	183,000	2,858

		8,234

Utilities — 2.8%
AGL Resources#	36,950	1,370
El Paso Electric*	143,550	3,691
Westar Energy#	63,100	1,635
WGL Holdings#	93,550	3,091

		9,787

Total Common Stocks (Cost $ 279,602)		284,869

AFFILIATED MONEY MARKET FUND — 12.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	44,357,116	44,357
(Cost $44,357)

Total Investments Before Collateral for Loaned Securities – 95.3% (Cost $323,959)		329,226

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.7%
Certificates of Deposit — 1.0%
Bank Nova Scotia NY
5.060%, 01/16/08	$912	912
Barclays Bank NY
5.160%, 01/22/08	1,277	1,277
Royal Bank of Scotland NY
5.050%, 01/22/08	784	784
5.150%, 01/30/08	638	645

		3,618

Commercial Paper†† — 0.4%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	274	273
Orange and Rockland Utilities
4.800%, 12/03/07	1,368	1,367

		1,640

Master Notes — 3.0%
Bear Stearns
4.888%, 12/05/07	5,471	5,471
JPMorgan Securities
4.788%, 12/17/07	4,559	4,559

		10,030

Medium Term Notes — 3.9%
General Electric Capital
4.848%, 05/19/08 (A)	3,055	3,055
Liquid Funding LLC
4.589%, 06/11/08 (A)	2,280	2,279
Merrill Lynch
4.753%, 07/07/08 (A)	6,383	6,392
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	912	912
4.750%, 08/14/08 (A)	912	912

		13,550

Repurchase Agreements — 14.4%
Bear Stearns
4.763%, 12/03/07	13,678	13,678
4.788%, 12/03/07	6,839	6,839
Greenwich Capital
4.888%, 12/03/07	9,118	9,118
Lehman Brothers
4.768%, 12/03/07	20,278	20,278

		49,913

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $78,751)‡		78,751

TOTAL INVESTMENTS — 118.0% (Cost $402,710)**		407,977

Other Assets & Liabilities – (18.0)%		(62,369)

TOTAL NET ASSETS — 100.0%		$345,608

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $404,128.

Gross unrealized appreciation (000)	$23,962
Gross unrealized depreciation (000)	(20,113)

Net unrealized appreciation (000)	$3,849

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $75,654.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Allegiant Multi - Factor Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	603	$46,395	12/21/07	$(497)

Cash in the amount of $2,532,600 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Value (000)
ASSETS
Investments in non-affiliates at value,
(Cost $ 279,602)	$284,869
Investments in affiliates at value,
(Cost $ 44,357)	44,357
Short term investments held as collateral for loaned securities, (Cost $ 78,751)	78,751
Receivable for investments sold	14,498
Receivable for shares of beneficial interest sold	1,033
Futures variation margin receivable	2,768
Dividends and interest receivable	296
Prepaid expenses	27

Total Assets	426,599

LIABILITIES
Payable for collateral for loaned securities	78,751
Payable for shares of beneficial interest redeemed	1,611
Investment advisory fees payable	304
12b-1 fees payable
Class I	84
Class A	38
Class B	3
Class C	2
Administration fees payable	18
Custody fees payable	6
Trustees’ fees payable	60
Transfer agent fees payable	56
Other liabilities	58

Total Liabilities	80,991

TOTAL NET ASSETS	$345,608

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$321,979
Net Investment Loss	(138)
Undistributed Net Realized Gain on Investments and Futures	18,997
Net Unrealized Appreciation on Investments and Futures	4,770

Total Net Assets	$345,608

Net Asset Value, Offering and Redemption Price Per Share — Class I ($211,437,481 ÷ 13,079,582 outstanding shares of beneficial interest)	$16.17

Net Asset Value and Redemption Price Per
Share — Class A ($118,154,569 ÷ 7,782,521 outstanding shares of beneficial interest)	$15.18

Maximum Offering Price Per Share — Class A
($15.18 ÷ 97.50%)	$15.57

Net Asset Value and Offering Price Per Share — Class B ($9,335,515 ÷ 664,260 outstanding shares of beneficial interest)	$14.05

Net Asset Value and Offering Price Per Share — Class C ($6,680,055 ÷ 476,605 outstanding shares of beneficial interest)	$14.02

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 8.9%
Abercrombie & Fitch	1,875	$154
Amazon.com*	5,199	471
Apollo Group, Cl A*	3,090	236
AutoNation*	1,192	20
AutoZone*	1,019	114
Bed Bath & Beyond*#	5,259	165
Best Buy	6,012	307
Big Lots*#	1,541	29
Black & Decker#	1,324	109
Brunswick#	669	14
Carnival	6,502	293
CBS, Cl B	8,546	234
Centex	1,787	37
Circuit City Stores#	1,259	8
Clear Channel Communications	7,419	266
Coach*	5,930	220
Comcast, Cl A*	46,052	946
Darden Restaurants	2,935	117
Dillard’s, Cl A	459	9
DIRECTV Group*	10,792	268
Dow Jones#	495	30
Eastman Kodak#	2,741	64
EW Scripps, Cl A	1,359	59
Expedia*	3,045	99
Family Dollar Stores	2,205	52
Ford Motor*	23,835	179
Fortune Brands	2,282	175
Gannett	3,138	115
Gap	7,374	150
General Motors#	6,842	204
Genuine Parts#	2,002	96
Goodyear Tire & Rubber*	1,930	55
H&R Block	6,742	133
Harley-Davidson#	4,407	212
Harman International Industries	1,321	97
Harrah’s Entertainment	2,789	246
Hasbro	2,399	67
Home Depot	26,009	743
IAC/InterActiveCorp*	2,846	79
International Game Technology	6,054	264
Interpublic Group*#	7,113	68
JC Penney	3,302	146
Johnson Controls	7,618	294
Jones Apparel Group	701	13
KB Home#	1,144	24
Kohl’s*	5,274	260
Leggett & Platt	1,311	27
Lennar, Cl A#	2,077	33
Limited Brands	4,750	95
Liz Claiborne#	2,122	53
Lowe’s	23,303	569
Macy’s	6,043	179
Marriott, Cl A	4,761	179
Mattel	5,921	118
McDonald’s	17,758	1,038
McGraw-Hill	5,380	264
Meredith	573	32
New York Times, Cl A#	1,083	18
Newell Rubbermaid	3,500	94
News	34,496	727
Nike, Cl B	6,329	416
Nordstrom	2,947	99
Office Depot*	4,064	70
OfficeMax	596	15
Omnicom Group	5,465	266
Polo Ralph Lauren	1,141	79
Pulte Homes	3,165	32
RadioShack#	3,075	57
Sears Holdings*#	1,127	119
Sherwin-Williams	1,617	102
Snap-On Tools	862	42
Stanley Works	908	47
Staples	11,505	273
Starbucks*	12,305	288
Starwood Hotels & Resorts Worldwide	3,007	161
Target	12,615	758
Tiffany	2,606	121
Time Warner	54,609	943
TJX	8,085	237
Tribune	600	19
VF	1,324	99
Viacom, Cl B*	10,231	430
Walt Disney#	30,121	999
Wendy’s#	1,301	36
Whirlpool	613	50
Wyndham Worldwide	1,901	55
Yum! Brands	8,701	323

		17,503

Consumer Staples — 10.2%
Altria Group	31,370	2,433
Anheuser-Busch	11,888	627
Archer-Daniels-Midland	9,590	349
Avon Products	7,465	306
Brown-Forman, Cl B	1,618	114
Campbell Soup	4,014	147
Clorox	2,542	165
Coca-Cola	29,648	1,841
Coca-Cola Enterprises	2,255	59
Colgate-Palmolive	8,060	645
ConAgra Foods	6,059	152
Constellation Brands, Cl A*	2,930	69
Costco Wholesale	6,017	405
CVS	22,067	885
Dean Foods*	1,962	49
Estee Lauder, Cl A#	2,313	104
General Mills	4,919	296
H.J. Heinz	4,755	225
Hershey	2,998	120
Kellogg	4,525	244
Kimberly-Clark	6,342	443
Kraft Foods	22,768	787
Kroger	8,760	252
McCormick & Company#	2,511	96
Molson Coors Brewing	1,517	82
Pepsi Bottling Group	3,120	133
PepsiCo	24,477	1,889
Procter & Gamble	46,940	3,473
Reynolds American#	2,224	156
Safeway	5,533	192
Sara Lee	8,126	137
Supervalu	1,571	66
SYSCO	10,052	327
Tyson Foods, Cl A	2,062	31
UST	2,374	137

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	15,496	$567
Wal-Mart Stores	36,414	1,744
Whole Foods Market#	2,070	89
Wm. Wrigley Jr.#	3,751	240

		20,076

Energy — 11.9%
Anadarko Petroleum	7,661	434
Apache	5,613	543
Baker Hughes	4,761	382
BJ Services	5,339	131
Chesapeake Energy#	7,766	294
Chevron	31,764	2,788
ConocoPhillips	23,680	1,895
Consol Energy	2,716	161
Devon Energy	7,314	606
El Paso#	10,438	168
ENSCO International	2,205	119
EOG Resources	4,279	354
ExxonMobil	82,983	7,399
Halliburton	13,263	486
Hess	3,447	245
Marathon Oil	10,736	600
Murphy Oil	3,550	254
Nabors Industries*	5,115	138
National Oilwell Varco*	5,917	403
Noble	4,347	227
Noble Energy	2,549	184
Occidental Petroleum	12,378	864
Peabody Energy	3,956	220
Rowan	1,646	58
Schlumberger#	17,762	1,660
Smith International	3,623	227
Spectra Energy	9,419	232
Sunoco#	1,793	120
Tesoro Petroleum#	2,038	100
TransOcean*	4,703	646
Valero Energy	8,244	536
Weatherford International*	5,021	314
Williams	8,943	310
XTO Enegy	6,722	416

		23,514

Financials — 18.0%
ACE	4,164	249
AFLAC	7,278	456
Allstate	8,056	412
Ambac Financial Group#	1,930	53
American Capital Strategies#	2,800	105
American Express	17,976	1,060
American International Group	38,575	2,242
Ameriprise Financial	3,506	206
AON	4,362	218
Apartment Investment & Management, Cl A REIT#	912	36
Assurant	1,437	94
AvalonBay Communities REIT#	1,188	118
Bank of America	65,509	3,022
Bank of New York Mellon	16,955	813
BB&T	7,555	273
Bear Stearns	1,629	162
Boston Properties REIT	1,574	155
Capital One Financial	6,705	357
CB Richard Ellis Group, Cl A*#	2,937	70
Charles Schwab	14,123	343
Chubb	5,396	294
Cincinnati Financial	1,519	61
CIT Group	2,243	60
Citigroup	73,464	2,446
CME Group#	873	575
Comerica	1,636	75
Commerce Bancorp#	3,744	149
Countrywide Financial#	9,869	107
Developers Diversified Realty REIT	1,851	82
Discover Financial Services	7,111	123
E*Trade Financial*#	6,337	29
Equity Residential REIT	4,129	154
Fannie Mae	13,661	525
Federated Investors, Cl B	1,950	80
Fifth Third Bancorp	7,292	218
First Horizon National#	947	21
Franklin Resources	2,418	298
Freddie Mac	9,687	340
General Growth Properties REIT	3,659	170
Genworth Financial, Cl A	5,720	150
Goldman Sachs	6,045	1,370
Hartford Financial Services	4,352	415
Host Hotels & Resorts REIT	7,782	149
Hudson City Bancorp	7,924	121
Huntington Bancshares	3,999	63
IntercontinentalExchange*	1,032	172
Janus Capital Group	2,351	79
JPMorgan Chase	49,577	2,262
KeyCorp	4,855	128
Kimco Realty REIT	3,758	148
Legg Mason	1,978	151
Lehman Brothers Holdings	7,909	495
Leucadia National#	3,202	150
Lincoln National	3,531	217
Loews	6,624	317
M&T Bank	1,118	102
Marsh & McLennan	8,076	203
Marshall & Ilsley	3,971	125
MBIA	1,885	69
Merrill Lynch	12,843	770
MetLife	11,069	726
MGIC Investment#	1,242	29
Moody’s	3,971	150
Morgan Stanley	15,683	827
National City	8,061	159
Northern Trust	2,853	231
NYSE Euronext	3,961	343
Plum Creek Timber REIT	1,921	89
PNC Financial Services Group	4,714	345
Principal Financial Group	3,958	259
Progressive	12,987	239
Prologis REIT	3,828	250
Prudential Financial	6,839	644
Public Storage REIT#	1,855	143
Regions Financial	9,368	248
Safeco	1,108	64
Simon Property Group REIT	3,329	328
SLM	6,890	262
Sovereign Bancorp#	5,354	63
State Street	5,803	464

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,907	$344
Synovus Financial	4,878	121
T. Rowe Price Group	3,951	243
Torchmark	1,425	88
Travelers	8,926	474
U.S. Bancorp	25,045	829
Unum Group	3,002	75
Vornado Realty Trust REIT#	1,993	179
Wachovia	27,643	1,189
Washington Mutual#	11,784	230
Wells Fargo	49,281	1,598
XL Capital, Cl A	1,963	115
Zions Bancorp#	1,602	87

		35,342

Healthcare — 12.6%
Abbott Laboratories	23,028	1,324
Aetna	7,620	426
Allergan	4,873	327
AmerisourceBergen	1,390	63
Amgen*	16,713	923
Applied Biosystems Group - Applera	3,133	107
Barr Pharmaceuticals*	2,304	124
Baxter International	10,002	599
Becton Dickinson	3,942	326
Biogen Idec*	4,290	318
Boston Scientific*	21,676	274
Bristol-Myers Squibb	28,688	850
C.R. Bard	1,843	156
Cardinal Health	5,979	362
Celgene*	6,122	377
CIGNA	4,215	226
Coventry Healthcare*	3,352	194
Covidien	7,408	297
Eli Lilly	14,704	779
Express Scripts*	4,884	331
Forest Laboratories*	5,873	226
Genzyme*	4,261	319
Gilead Sciences*	15,263	710
Hospira*	3,483	151
Humana*	2,901	223
IMS Health	4,075	95
Johnson & Johnson	43,563	2,951
King Pharmaceuticals*	3,638	38
Laboratory Corp. of America Holdings*#	2,004	146
Manor Care	1,101	71
McKesson	3,518	235
Medco Health Solutions*	3,671	367
Medtronic#	17,521	891
Merck	32,429	1,925
Millipore*#	1,040	85
Mylan Laboratories#	5,603	81
Patterson*	3,123	100
PerkinElmer	1,830	50
Pfizer	103,221	2,453
Quest Diagnostics	3,110	171
Schering-Plough	24,130	755
St. Jude Medical*	6,037	240
Stryker	4,280	311
Tenet Healthcare*	3,544	20
Thermo Fisher Scientific*	6,356	366
UnitedHealth Group	20,693	1,138
Varian Medical Systems*	2,738	137
Waters*	2,209	172
Watson Pharmaceuticals*	1,527	45
WellPoint*	8,585	723
Wyeth Pharmaceuticals	20,486	1,006
Zimmer Holdings*	4,246	275

		24,859

Industrials — 11.5%
3M	10,666	888
Allied Waste Industries*	2,156	25
Avery Dennison	1,586	83
Boeing	11,678	1,081
Burlington Northern Santa Fe	4,476	374
C.H. Robinson Worldwide	3,185	164
Caterpillar	9,523	685
Cintas	2,504	80
Cooper Industries, Cl A	2,737	137
CSX	6,541	275
Cummins	1,113	130
D. R. Horton	6,026	72
Danaher	4,088	355
Deere	3,306	568
Dover	3,048	141
Eaton	2,171	194
Emerson Electric	11,801	673
Equifax	2,126	79
Expeditors International Washington	4,010	188
FedEx	4,600	453
Fluor	1,315	194
General Dynamics	6,470	574
General Electric	152,677	5,846
Goodrich	1,504	107
Honeywell International	11,152	631
Illinois Tool Works	6,251	347
Ingersoll-Rand, Cl A	4,270	220
ITT Industries	3,157	203
Jacobs Engineering Group*	1,917	161
L-3 Communications Holdings	2,327	257
Lockheed Martin	5,173	572
Manitowoc	2,120	93
Masco	4,401	99
Monster Worldwide*	1,981	67
Norfolk Southern	5,865	300
Northrop Grumman	4,550	358
PACCAR	5,029	255
Pall	1,827	70
Parker Hannifin	2,596	206
Pitney Bowes	3,795	146
Precision Castparts	2,053	302
Raytheon	6,135	379
Robert Half	2,443	66
Rockwell Automation	2,273	154
Rockwell Collins	3,033	219
RR Donnelley & Sons	2,010	74
Ryder System	454	20
Southwest Airlines	11,136	158
Terex*	1,518	98
Textron	3,720	257
Trane	3,638	134
Tyco International	7,408	297
Union Pacific	3,758	474
United Parcel Service, Cl B	15,643	1,153

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
United Technologies	15,142	$1,132
W.W. Grainger	1,078	95
Waste Management	7,257	249

		22,612

Information Technology — 16.5%
Adobe Systems*	9,532	402
Advanced Micro Devices*#	8,195	80
Affiliated Computer Services, Cl A*	2,137	90
Agilent Technologies*	5,760	218
Akamai Technologies*#	3,694	141
Altera	5,345	100
Analog Devices	4,636	143
Apple*	12,958	2,361
Applied Materials	20,535	387
Autodesk*	4,055	191
Automatic Data Processing	8,339	376
BMC Software*	2,998	99
Broadcom, Cl A*	6,989	187
CA	5,790	142
Ciena*#	1,280	56
Cisco Systems*	91,735	2,570
Citrix Systems*	3,675	136
Cognizant Technology Solutions, Cl A*	5,758	179
Computer Sciences*	1,962	104
Compuware*	4,626	38
Convergys*	2,020	33
Corning	23,438	569
Dell*	35,364	868
eBay*	18,560	622
Electronic Arts*#	5,444	306
Electronic Data Systems	6,999	142
EMC*	31,251	602
Fidelity National Information Services	2,875	124
Fiserv*	3,247	167
Google, Cl A*	3,536	2,450
Hewlett-Packard	38,415	1,965
Intel	87,021	2,270
International Business Machines	20,541	2,160
Intuit*	6,803	199
Jabil Circuit	3,782	64
JDS Uniphase*#	3,205	43
Juniper Networks*	7,660	228
KLA-Tencor#	3,125	150
Lexmark International, Cl A*	1,889	66
Linear Technology#	3,308	101
LSI*	10,670	59
MEMC Electronic Materials*	3,354	260
Metavante Technologies*	1	—
Microchip Technology	3,239	93
Micron Technology*#	10,038	84
Microsoft	120,145	4,037
Molex	2,155	59
Motorola	34,490	551
National Semiconductor	4,664	107
Network Appliance*	5,908	146
Novell*	5,212	37
Novellus Systems*	1,875	49
NVIDIA*	9,769	308
Oracle*	60,337	1,218
Paychex	5,741	224
QLogic*	3,277	44
Qualcomm	25,586	1,043
SanDisk*	4,007	150
Sun Microsystems*	12,456	259
Symantec*	14,997	267
Tellabs*	6,530	45
Teradata*	2,699	70
Teradyne*	2,826	31
Texas Instruments	21,294	672
Tyco Electronics	7,409	277
Unisys*	2,624	13
VeriSign*	3,321	136
Western Union	11,513	260
Xerox	13,945	235
Xilinx	4,409	97
Yahoo!*	21,469	576

		32,536

Materials — 3.1%
Air Products & Chemicals	2,923	289
Alcoa	12,100	440
Allegheny Technologies	1,523	149
Ashland#	427	21
Ball	2,236	103
Bemis	958	26
Dow Chemical	13,023	546
E.I. duPont de Nemours	13,716	633
Eastman Chemical	631	41
Ecolab	3,299	158
Freeport-McMoRan Copper & Gold	5,295	524
Hercules	1,728	34
International Flavors & Fragrances	1,664	83
International Paper	5,411	183
MeadWestvaco	1,372	45
Monsanto	8,128	808
Newmont Mining	7,250	360
Nucor	4,812	285
Pactiv*	2,596	66
PPG Industries	2,021	139
Praxair	5,067	433
Rohm & Haas	1,591	87
Sealed Air#	2,406	56
Sigma-Aldrich	2,683	141
Temple-Inland	794	36
Titanium Metals#	1,321	39
United States Steel	1,457	142
Vulcan Materials#	1,423	126
Weyerhaeuser	2,570	188

		6,181

Telecommunication Services — 3.3%
American Tower, Cl A*#	6,107	278
AT&T	89,957	3,437
CenturyTel	1,128	48
Citizens Communications	2,546	33
Embarq	1,200	61
Qwest Communications*#	23,806	158
Sprint Nextel	40,178	624
Verizon Communications	42,154	1,822
Windstream	3,567	46

		6,507

Utilities — 3.5%
AES*	9,962	218

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Allegheny Energy*	2,474	$150
Ameren#	3,093	166
American Electric Power	5,948	283
CenterPoint Energy	4,785	85
CMS Energy	3,402	59
Consolidated Edison	4,037	196
Constellation Energy Group	2,689	269
Dominion Resources	8,672	410
DTE Energy#	2,542	125
Duke Energy	18,779	372
Dynegy, Cl A*	7,384	56
Edison International	4,855	272
Entergy	2,916	349
Exelon	10,045	814
FirstEnergy	4,542	311
FPL Group	6,062	423
Integrys Energy Group	1,131	58
Nicor#	682	29
NiSource	4,085	76
Pepco Holdings	2,907	82
PG&E	5,265	244
Pinnacle West Capital	1,494	64
PPL	5,708	291
Progress Energy	3,857	188
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	3,789	363
Questar	2,572	137
Sempra Energy	3,934	246
Southern	11,271	424
TECO Energy	3,178	55
Xcel Energy#	6,256	145

		6,960

Total Common Stocks (Cost $ 143,528)		196,090

EXCHANGE TRADED FUNDS — 0.6%
iShares S&P 500® Index Fund#	4,400	655
S&P Depository Receipt, Trust Series 1#	3,100	461

Total Exchange Traded Funds (Cost $ 1,142)		1,116

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B)	5,934	—

(Cost $ – )
AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Advantage Institutional Money Market Fund, Class I†
(Cost $ 5)	5,174	5

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $ 144,675)		197,211

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — 5.1%
Certificates of Deposit — 0.2%
Bank Nova Scotia NY
5.060%, 01/16/08	$115	115
Barclays Bank NY
5.160%, 01/22/08	161	161
Royal Bank of Scotland NY
5.050%, 01/22/08	99	99
5.150%, 01/30/08	81	81

		456

Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	35	35
Orange and Rockland Utilities
4.800%, 12/03/07	173	173

		208

Master Notes — 0.6%
Bear Stearns
4.888%, 12/05/07	691	691
JPMorgan Securities
4.788%, 12/17/07	576	576

		1,267

Medium Term Notes — 0.9%
General Electric Capital
4.848%, 05/19/08 (C)	386	386
Liquid Funding LLC
4.589%, 06/11/08 (C)	288	288
Merrill Lynch
4.753%, 07/07/08 (C)	806	807
Morgan Stanley Dean Witter
4.700%, 08/01/08 (C)	115	115
4.750%, 08/14/08 (C)	115	115

		1,711

Repurchase Agreements — 3.2%
Bear Stearns
4.788%, 12/03/07	864	864
4.763%, 12/03/07	1,728	1,728
Greenwich Capital
4.888%, 12/03/07	1,152	1,152
Lehman Brothers
4.768%, 12/03/07	2,561	2,561

		6,305

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $9,947)‡		9,947

TOTAL INVESTMENTS — 105.2% (Cost $154,622)**		207,158

Value (000)
Other Assets & Liabilities — (5.2)%
Investment Advisory Fees Payable	$(32)
12b-1 Fees Payable
Class I	(3)
Class B	(1)
Class C	(1)
Administration Fees Payable	(10)
Custody Fees Payable	(7)
Trustees’ Fees Payable	(22)
Payable for Collateral for Loaned Securities	(9,947)
Payable for Investments Purchased	(17)
Payable for Shares of Beneficial Interest Redeemed	(1,408)
Other	1,116

Total Other Assets & Liabilities	(10,332)

TOTAL NET ASSETS — 100.0%	$196,826

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$135,366
Undistributed Net Investment Income	593
Undistributed Net Realized Gain on Investments and Futures	8,357
Net Unrealized Appreciation on Investments and Futures	52,510

Total Net Assets	$196,826

Net Asset Value, Offering and Redemption Price
Per Share — Class I ($161,677,724 ÷ 12,748,224 outstanding shares of beneficial interest)	$12.68

Net Asset Value and Redemption Price
Per Share — Class A ($29,837,908 ÷ 2,359,273 outstanding shares of beneficial interest)	$12.65

Maximum Offering Price Per Share — Class A
($12.65 ÷ 97.50%)	$12.97

Net Asset Value and Offering Price
Per Share — Class B ($3,634,538 ÷ 289,577 outstanding shares of beneficial interest)	$12.55

Net Asset Value and Offering Price
Per Share — Class C ($1,675,359 ÷ 133,238 outstanding shares of beneficial interest)	$12.57

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $157,934.

Gross unrealized appreciation (000)	$54,871
Gross unrealized depreciation (000)	(5,647)

Net unrealized appreciation (000)	$49,224

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,636.

(A)	Illiquid Security

(B)	Security fair valued using methods determined in good faith by the Board of Trustees.

(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

Cl — Class

CVO — Contingent Value Obligation

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	2	768	12/21/07	(26)

Cash in the amount of $36,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.7%
Consumer Discretionary — 10.5%
Ambassadors Group#	209,800	$3,848
Bluegreen*#	263,320	1,891
Carter’s*	213,950	4,799
Pool#	104,400	2,226
Select Comfort*#	144,200	1,534
Steiner Leisure*	72,400	3,091
Strayer Education#	16,920	3,060
Thor Industries#	97,400	3,433

		23,882

Energy — 8.0%
Alon USA Energy	170,250	4,736
Atwood Oceanics*	34,940	3,049
Encore Acquisition*	167,850	5,464
Oil States International*	152,300	4,829

		18,078

Financials — 18.0%
Affiliated Managers Group*#	40,900	5,082
Corus Bankshares#	181,060	1,718
First Marblehead#	144,655	4,341
FirstService*	196,340	6,489
Lazard, Cl A#	141,500	6,885
Montpelier Re Holdings#	172,000	2,979
Philadelphia Consolidated Holding*	51,070	2,175
Portfolio Recovery Associates*#	184,930	7,449
Safety Insurance Group	62,830	2,294
Southwest Bancorp	80,600	1,447

		40,859

Healthcare — 7.5%
Bio-Reference Labs*#	212,508	7,113
Pharmaceutical Product Development	163,700	6,931
Syneron Medical*#	205,970	3,021

		17,065

Industrials — 16.5%
Esterline Technologies*	150,500	7,859
Franklin Electric#	79,990	3,117
Graco	89,980	3,351
Greenbrier#	136,220	3,021
Heidrick & Struggles International	67,640	2,453
IDEX	134,845	4,814
Labor Ready*	157,630	2,372
Marten Transport*	177,970	1,951
Oshkosh Truck, Cl B	83,300	4,006
Simpson Manufacturing#	74,600	1,985
Universal Forest Products#	87,210	2,495

		37,424

Information Technology — 27.5%
ANSYS*	117,400	4,562
Broadridge Financial Solutions	215,690	4,911
Comtech Telecommunications*#	120,700	5,994
CryptoLogic#	246,300	4,704
Digital River*	159,100	6,152
Flir Systems*#	75,550	5,193
j2 Global Communications*#	258,315	6,282
Netgear*	175,880	5,961
Perot Systems, Cl A*#	184,900	2,432
Rofin-Sinar Technologies*#	92,550	8,426
Trimble Navigation*	217,300	8,055

		62,672

Materials — 7.7%
A.M. Castle & Co.#	109,340	2,744
Methanex	160,570	4,779
Northgate Minerals*	1,643,430	5,013
Scotts Miracle-Gro, Cl A#	78,300	2,890
Universal Stainless & Alloy*#	68,500	2,113

		17,539

Total Common Stocks (Cost $196,466)		217,519

AFFILIATED MONEY MARKET FUND — 7.5%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $17,091)	17,091,280	17,091

Total Investments Before Collateral for Loaned Securities – 103.2% (Cost $213,557)		234,610

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 32.0%
Certificates of Deposit — 1.5%
Bank Nova Scotia NY
5.060%, 01/16/08	$841	841
Barclays Bank NY
5.160%, 01/22/08	1,178	1,178
Royal Bank of Scotland NY
5.050%, 01/22/08	724	724
5.150%, 01/30/08	589	595

		3,338

Commercial Paper†† — 0.7%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	252	252
Orange and Rockland Utilities
4.800%, 12/03/07	1,262	1,262

		1,514

Master Notes — 4.1%
Bear Stearns
4.888%, 12/05/07	5,049	5,049
JPMorgan Securities
4.788%, 12/17/07	4,207	4,207

		9,256

Medium Term Notes — 5.5%
General Electric Capital
4.848%, 05/19/08 (A)	2,819	2,819
Liquid Funding LLC
4.589%, 06/11/08 (A)	2,104	2,103
Merrill Lynch
4.753%, 07/07/08 (A)	5,890	5,899
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	841	841
4.750%, 08/14/08 (A)	841	841

		12,503

Allegiant Small Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 20.2%
Bear Stearns
4.763%, 12/03/07	$12,622	$12,622
4.788%, 12/03/07	6,311	6,311
Greenwich Capital
4.888%, 12/03/07	8,415	8,415
Lehman Brothers
4.768%, 12/03/07	18,713	18,713

		46,061

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $72,672)‡		72,672

TOTAL INVESTMENTS — 135.2% (Cost $286,229)**		307,282

Other Assets & Liabilities – (35.2)%		(79,948)

TOTAL NET ASSETS — 100.0%		$227,334

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $286,288.

Gross unrealized appreciation (000)	$40,832
Gross unrealized depreciation (000)	(19,838)

Net unrealized appreciation (000)	$20,994

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $70,137.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	94	$7,150	12/21/07	$82

Cash in the amount of $394,800 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $196,466)	$217,519
Investments in affiliates at value, (Cost $17,091)	17,091
Short term investments held as collateral for loaned securities, (Cost $72,672)	72,672
Receivable for shares of beneficial interest sold	100
Futures variation margin receivable	431
Dividends and interest receivable	176
Prepaid expenses	18

Total Assets	308,007

LIABILITIES
Payable for collateral for loaned securities	72,672
Payable for shares of beneficial interest redeemed	107
Payable for investment securities purchased	7,652
Investment advisory fees payable	180
12b-1 fees payable
Class I	23
Administration fees payable	11
Custody fees payable	3
Trustees’ fees payable	6
Transfer agent fees payable	4
Other liabilities	15

Total Liabilities	80,673

TOTAL NET ASSETS	$227,334

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$185,269
Undistributed Net Investment Income	116
Undistributed Net Realized Gain on Investments and Futures	20,814
Net Unrealized Appreciation on Investments and Futures	21,135

Total Net Assets	$227,334

Net Asset Value, Offering and Redemption Price Per Share — Class I ($223,160,811 ÷ 17,562,007 outstanding shares of beneficial interest)	$12.71

Net Asset Value and Redemption Price Per Share — Class A ($2,768,241 ÷ 220,017 outstanding shares of beneficial interest)	$12.58

Maximum Offering Price Per Share — Class A ($12.58 ÷ 97.50%)	$12.90

Net Asset Value and Offering Price Per Share — Class B ($453,179 ÷ 36,944 outstanding shares of beneficial interest)	$12.27

Net Asset Value and Offering Price Per Share — Class C ($951,921 ÷ 77,523 outstanding shares of beneficial interest)	$12.28

See Notes to Financial Statements.

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 14.9%
Aeropostale*	15,800	$404
Bally Technologies*	3,500	146
Capella Education*	4,700	331
Chipotle Mexican Grill*	1,200	139
CROCS*#	4,300	168
Ctrip.com International, ADR	3,700	222
DeVry	11,600	638
Fossil*	5,400	234
Iconix Brand Group*	6,500	148
NetFlix*#	18,000	416
Priceline.com*#	5,200	592
Shutterfly*#	6,000	171
Strayer Education#	2,900	524
Tempur-Pedic International#	3,800	113
Tupperware Brands	5,400	188
Universal Electronics*	11,700	432

		4,866

Consumer Staples — 2.2%
Casey’s General Stores	8,900	258
Flowers Foods	7,900	184
Ruddick	8,000	286

		728

Energy — 7.6%
Atlas America	8,600	488
ATP Oil & Gas*#	9,200	410
Core Laboratories NV*	2,100	246
Frontier Oil	5,280	234
Hornbeck Offshore Services*	4,400	181
PetroHawk Energy*	9,800	160
T-3 Energy Services*	8,800	444
W-H Energy Services*	6,300	318

		2,481

Financials — 6.1%
Amerisafe*	17,300	264
eHealth*#	12,900	399
International Securities Exchange Holdings	8,200	551
optionsXpress Holdings	11,900	362
Potlatch REIT	5,100	234
Waddell & Reed Financial	5,000	171

		1,981

Healthcare — 22.1%
Air Methods*#	7,800	411
Bio-Reference Labs*	10,100	338
HealthExtras*#	11,000	292
Hologic*#	5,100	339
Idexx Laboratories*	6,800	411
Illumina*	2,500	144
Immucor*#	9,100	302
IRIS International*	7,000	127
Kendle International*#	12,900	557
KV Pharmaceutical*#	9,000	254
Lifecell*#	16,100	653
Meridian Bioscience	16,100	497
Molina Healthcare*#	6,500	244
Myriad Genetics*#	2,800	135
Obagi Medical Products*	8,800	162
Omnicell*	15,300	403
Orthofix International NV*	2,900	169
Parexel International*	7,100	314
Phase Forward*	8,600	210
Res-Care*	14,200	323
Respironics*	7,100	350
Techne*	4,800	313
United Therapeutics*#	2,700	270

		7,218

Industrials — 20.4%
Barnes Group#	16,800	520
Bucyrus International	6,700	588
Cornell*#	10,800	254
Cubic#	3,100	122
Diana Shipping	8,000	283
Dynamic Materials#	9,100	578
GrafTech International*#	13,900	223
Heico#	10,800	532
Hexcel*	8,300	212
IDEX	6,800	243
Kaydon#	7,600	385
Layne Christensen*	10,700	609
Republic Airways Holdings*	17,500	351
Rollins	8,500	250
United Industrial	2,300	186
URS*	2,900	167
Wabtec	8,600	292
Waste Connections*#	12,920	411
Watson Wyatt Worldwide, Cl A#	10,000	461

		6,667

Information Technology — 19.9%
ANSYS*#	6,160	239
Atheros Communications*#	12,400	366
Concur Technologies*	4,100	154
Diodes*#	11,700	344
Flir Systems*#	9,700	667
Heartland Payment Systems#	9,800	316
Hittite Microwave*	5,800	250
Informatica*	44,440	762
Itron*#	1,300	101
Jack Henry & Associates	10,000	268
Micros Systems*	3,700	267
Nuance Communications*	7,900	159
OYO Geospace*#	5,400	565
Secure Computing*#	20,600	187
Solera Holdings*	16,100	370
SPSS*	9,400	340
Synaptics*	5,000	278
Tessera Technologies*	11,900	460
Vocus*	12,700	399

		6,492

Materials — 4.0%
Airgas	7,300	361
AMCOL International#	4,100	156
Aptargroup	4,800	203
Minerals Technologies	2,100	141
Rockwood Holdings*	9,100	306
Terra Industries*	4,000	151

		1,318

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 1.2%
Golden Telecom*	2,500	$254
Time Warner Telecom, Cl A*	6,000	134

		388

Utilities — 0.7%
Suburban Propane Partners	5,000	214

Total Common Stocks (Cost $27,288)		32,353

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Money Market Fund, Class I† (Cost $260)	260,076	260

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $27,548)		32,613

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 33.9%
Certificates of Deposit — 1.6%
Bank Nova Scotia NY
5.060%, 01/16/08	$128	128
Barclays Bank NY
5.160%, 01/22/08	179	179
Royal Bank of Scotland NY
5.050%, 01/22/08	110	110
5.150%, 01/30/08	90	91

		508

Commercial Paper†† — 0.7%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	38	38
Orange and Rockland Utilities
4.800%, 12/03/07	192	192

		230

Master Notes — 4.3%
Bear Stearns
4.888%, 12/05/07	768	769
JPMorgan Securities
4.788%, 12/17/07	640	640

		1,409

Medium Term Notes — 5.8%
General Electric Capital
4.848%, 05/19/08 (A)	429	429
Liquid Funding LLC
4.589%, 06/11/08 (A)	320	321
Merrill Lynch
4.753%, 07/07/08 (A)	896	898
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	128	128
4.750%, 08/14/08 (A)	128	128

		1,904

Repurchase Agreements — 21.5%
Bear Stearns
4.763%, 12/03/07	1,921	1,921
4.788%, 12/03/07	960	960
Greenwich Capital
4.888%, 12/03/07	1,280	1,280
Lehman Brothers
4.768%, 12/03/07	2,847	2,847

		7,008

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $11,059)‡		11,059

TOTAL INVESTMENTS — 133.7% (Cost $38,607)**		43,672

Other Assets & Liabilities — (33.7)%
Investment Advisory Fees Payable		(15)
12b-1 Fees Payable
Class I		(2)
Class A		(4)
Administration Fees Payable		(2)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(4)
Payable for Collateral for Loaned Securities		(11,059)
Payable for Shares of Beneficial Interest Redeemed		(8)
Other		79

Total Other Assets & Liabilities		(11,017)

TOTAL NET ASSETS — 100.0%		$32,655

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$105,465
Net Investment Loss	(104)
Accumulated Net Realized Loss on Investments	(77,771)
Net Unrealized Appreciation on Investments	5,065

Total Net Assets	$32,655

Net Asset Value, Offering and Redemption Price Per Share — Class I ($16,337,387 ÷ 1,491,235 outstanding shares of beneficial interest)	$10.96

Net Asset Value and Redemption Price Per Share — Class A ($15,050,738 ÷ 1,409,491 outstanding shares of beneficial interest)	$10.68

Maximum Offering Price Per Share — Class A ($10.68 ÷ 94.50%)	$11.30

Net Asset Value and Offering Price Per Share — Class B ($1,124,093 ÷ 112,871 outstanding shares of beneficial interest)	$9.96

Net Asset Value and Offering Price Per Share — Class C ($142,745 ÷ 14,304 outstanding shares of beneficial interest)	$9.98

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $38,614.

Gross unrealized appreciation (000)	$5,677
Gross unrealized depreciation (000)	(619)

Net unrealized appreciation (000)	$5,058

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $10,725.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2007 (Unaudited)

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund
Investment Income:
Dividends	$664	$3,171	$713
Interest	1,359	—	—
Income from affiliated funds(1)	226	287	30
Security lending income	68	162	12
Less: foreign taxes withheld	(2)	(102)	—

Total Investment Income	2,315	3,518	755

Expenses:
Investment advisory fees	646	2,213	878
Administration fees	52	124	70
12b-1 fees:
Class I	15	54	34
Class A	2	3	1
Class B	23	5	10
Class C	8	4	1
Shareholder services fees:
Class A	22	25	7
Class B	8	2	3
Class C	3	1	—
Transfer agent fees	39	56	29
Custodian fees	23	87	10
Professional fees	10	19	11
Pricing service fees	21	17	1
Printing and shareholder reports	5	10	6
Registration and filing fees	12	16	11
Trustees’ fees	6	12	8
Miscellaneous	5	12	8

Total Expenses	900	2,660	1,088

Less:
Waiver of investment advisory fees(1)	—	(289)	—

Net Expenses	900	2,371	1,088

Net Investment Income (Loss)	1,415	1,147	(333)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	4,885	15,841	16,932
Net realized gain (loss) on futures	(44)	(170)	28
Net realized loss on foreign currency transactions	(2)	(56)	—
Net change in unrealized appreciation/depreciation on investments	(2,581)	959	(16,963)
Net change in unrealized appreciation/depreciation on futures	(22)	(102)	(101)
Net change in unrealized appreciation/depreciation on foreign currency translation	1	(11)	—

Net Gain (Loss) on Investments	2,237	16,461	(104)

Payment from Affiliate(2)	39	71	55

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,691	$17,679	$(382)

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 12 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Mid Cap Growth Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Focused Value Fund	Multi-Factor Small Cap Growth Fund

$1,196	$8,581	$3,343	$161	$289	$29	$14
—	—	—	—	—	—	—
73	371	372	23	29	2	5
36	21	39	15	22	1	4
—	(20)	—	(1)	—	—	—

1,305	8,953	3,754	198	340	32	23

2,106	2,924	1,990	188	233	34	33
168	234	119	11	14	2	2

65	106	32	2	6	—	—
18	10	26	2	—	—	—
25	34	19	4	—	—	—
3	3	25	—	—	—	—

150	80	220	21	1	—	—
8	11	6	1	—	—	—
1	1	8	—	—	—	—
113	124	85	38	3	1	1
19	23	13	4	5	3	4
23	33	21	4	4	3	3
1	1	1	2	2	1	2
15	22	12	1	1	—	—
14	15	23	9	12	24	6
18	25	13	1	2	—	—
16	24	14	2	2	—	—

2,763	3,670	2,627	290	285	68	51

(1)	—	(498)	(104)	(63)	(28)	(20)

2,762	3,670	2,129	186	222	40	31

(1,457)	5,283	1,625	12	118	(8)	(8)

31,323	22,686	(9,090)	1,001	(1,482)	(454)	(24)
74	—	—	—	—	—	—
—	—	—	—	—	—	—
(7,117)	(75,483)	(38,877)	(2,456)	(1,824)	(1,114)	133
(170)	—	—	—	—	—	—
—	—	—	—	—	—	—

24,110	(52,797)	(47,967)	(1,455)	(3,306)	(1,568)	109

159	156	30	13	—	—	—

$22,812	$(47,358)	$(46,312)	$(1,430)	$(3,188)	$(1,576)	$101

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2007 (Unaudited)

	Multi-Factor Small Cap Value Fund	S&P 500 ® Index Fund	Small Cap Core Fund	Small Cap Growth Fund
Investment Income:
Dividends	$2,449	$1,862	$955	$72
Interest	3	3	2	—
Income from affiliated funds(1)	225	92	198	10
Security lending income	116	8	155	25
Less: foreign taxes withheld	(9)	—	(4)	—

Total Investment Income	2,784	1,965	1,306	107

Expenses:
Investment advisory fees	2,403	359	1,111	168
Administration fees	145	62	67	10
12b-1 fees:
Class I	48	4	33	2
Class A	21	1	—	2
Class B	42	14	2	4
Class C	34	7	4	1
Shareholder services fees:
Class A	179	39	4	19
Class B	14	5	1	1
Class C	11	2	1	—
Transfer agent fees	136	28	17	77
Custodian fees	19	16	9	5
Professional fees	23	10	11	4
Pricing service fees	3	11	1	2
Printing and shareholder reports	15	6	6	1
Registration and filing fees	15	12	13	11
Trustees’ fees	18	6	7	1
Miscellaneous	21	6	6	1

Total Expenses	3,147	588	1,293	309

Less:
Waiver of investment advisory fees(1)	—	(154)	—	(76)

Net Expenses	3,147	434	1,293	233

Net Investment Income (Loss)	(363)	1,531	13	(126)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	(23,062)	3,633	12,640	157
Net realized gain (loss) on futures	(112)	165	(200)	—
Net change in unrealized appreciation/ depreciation on investments	(72,679)	(10,412)	(29,570)	432
Net change in unrealized appreciation/ depreciation on futures	(805)	(76)	(63)	—

Net Gain (Loss) on Investments	(96,658)	(6,690)	(17,193)	589

Payment from Affiliate(2)	225	79	34	22

Net Increase (Decrease) in Net Assets Resulting from Operations	$(96,796)	$(5,080)	$(17,146)	$485

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 12 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income (loss)	$1,415	$3,214	$1,147	$2,922
Net realized gain (loss) on investments sold, futures and foreign currency transactions	4,839	9,453	15,615	16,920
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	(2,602)	12,538	846	59,735
Payment from affiliate(1)	39	—	71	—

Net increase (decrease) in net assets resulting from operations	3,691	25,205	17,679	79,577

Dividends and Distributions to Shareholders
Dividends from net investment income:
Class I	(1,470)	(2,500)	—	(660)
Class A	(150)	(244)	—	(1)
Class B	(31)	(52)	—	—
Class C	(11)	(17)	—	—
Distributions from net realized capital gains
Class I	—	(3,692)	—	—
Class A	—	(411)	—	—
Class B	—	(161)	—	—
Class C	—	(58)	—	—

Total dividends and distributions	(1,662)	(7,135)	—	(661)

Share Transactions:
Proceeds from shares issued:
Class I	13,656	32,108	52,978	62,666
Class A	1,360	3,140	1,817	4,252
Class B	20	581	317	163
Class C	51	1,010	120	353
Reinvestment of dividends and distributions:
Class I	1,362	5,841	—	175
Class A	145	641	—	1
Class B	30	211	—	—
Class C	11	75	—	—

Total proceeds from shares issued and reinvested	16,635	43,607	55,232	67,610

Value of shares redeemed:
Class I(2)	(18,858)	(27,019)	(25,136)	(57,818)
Class A	(1,366)	(2,679)	(1,206)	(2,758)
Class B	(370)	(997)	(137)	(287)
Class C	(193)	(269)	(236)	(381)

Total value of shares redeemed	(20,787)	(30,964)	(26,715)	(61,244)

Increase (decrease) in net assets from share transactions	(4,152)	12,643	28,517	6,366

Redemption Fees(3)	—	—	9	8

Total increase (decrease) in net assets	(2,123)	30,713	46,205	85,290

Net Assets:
Beginning of period	174,979	144,266	366,062	280,772

End of period*	$172,856	$174,979	$412,267	$366,062

* Including undistributed (distributions in excess of) net investment income	$497	$705	$3,492	$2,274

(1)	See Note 12 in Notes to Financial Statements.

(2)	See Note 9 in Notes to Financial Statements.

(3)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Equity Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund
For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007

$(333)	$2,270	$(1,457)	$2,086	$5,283	$9,721	$1,625	$3,894
16,960	9,529	31,397	47,413	22,686	92,117	(9,090)	21,943

(17,064)	24,034	(7,287)	33,560	(75,483)	58,624	(38,877)	31,456
55	—	159	—	156	—	30	—

(382)	35,833	22,812	83,059	(47,358)	160,462	(46,312)	57,293

(1,504)	(1,099)	—	(3,109)	(5,141)	(8,498)	—	(420)
(32)	(14)	—	(614)	(386)	(654)	—	(161)
(10)	—	—	—	(22)	(38)	—	—
(1)	—	—	—	(2)	(3)	—	—

—	(13,322)	—	(37,151)	—	(66,033)	—	(6,259)
—	(337)	—	(10,830)	—	(6,119)	—	(2,976)
—	(184)	—	(692)	—	(939)	—	(253)
—	(26)	—	(90)	—	(84)	—	(173)

(1,547)	(14,982)	—	(52,486)	(5,551)	(82,368)	—	(10,242)

3,083	8,182	37,763	52,297	83,943	165,857	76,882	91,910
248	647	4,249	7,468	3,404	7,927	84,995	175,070
56	14	57	3	100	314	58	294
6	47	35	155	26	222	2,891	3,279

1,368	13,245	—	28,487	2,296	38,489	—	3,396
31	339	—	11,218	355	6,225	—	2,749
10	181	—	686	22	957	—	249
1	26	—	84	2	83	—	172

4,803	22,681	42,104	100,398	90,148	220,074	164,826	277,119

(15,877)	(33,325)	(35,724)	(127,954)	(65,474)	(138,330)	(26,564)	(25,242)
(429)	(1,423)	(8,901)	(22,553)	(4,171)	(9,864)	(134,979)	(12,378)
(509)	(705)	(569)	(2,524)	(793)	(1,385)	(434)	(581)
(92)	(83)	(91)	(381)	(67)	(156)	(595)	(224)

(16,907)	(35,536)	(45,285)	(153,412)	(70,505)	(149,735)	(162,572)	(38,425)

(12,104)	(12,855)	(3,181)	(53,014)	19,643	70,339	2,254	238,694

—	—	—	—	—	—	—	—

(14,033)	7,996	19,631	(22,441)	(33,266)	148,433	(44,058)	285,745

244,591	236,595	559,125	581,566	794,414	645,981	396,798	111,053

$230,558	$244,591	$578,756	$559,125	$761,148	$794,414	$352,740	$396,798

$(437)	$1,388	$(1,298)	$—	$2,219	$2,331	$5,082	$3,427

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Multi-Factor Mid Cap Growth Fund		Multi-Factor Small Cap Core Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income (loss)	$12	$306	$118	$185
Net realized gain (loss) on investments sold and futures	1,001	5,026	(1,482)	(1,420)
Net change in unrealized appreciation/depreciation on investments and futures	(2,456)	1,571	(1,824)	4,662
Payment from affiliate(1)	13	—	—	—

Net increase (decrease) in net assets resulting from operations	(1,430)	6,903	(3,188)	3,427

Dividends from net investment income:
Class I	—	(99)	—	(65)
Class A	—	(58)	—	(2)
Class B	—	—	—	—
Class C	—	—	—	—
Distributions from net realized capital gains:
Class I	—	—	—	(79)
Class A	—	—	—	(2)
Class B	—	—	—	—
Class C	—	—	—	—

Total dividends and distributions	—	(157)	—	(148)

Share Transactions:
Proceeds from shares issued:
Class I	11,453	5,025	4,878	38,125
Class A	199	559	53	557
Class B	43	2	—	—
Class C	6	7	—	—
Reinvestment of dividends and distributions:
Class I	—	54	—	144
Class A	—	55	—	4
Class B	—	—	—	—
Class C	—	—	—	—

Total proceeds from shares issued and reinvested	11,701	5,702	4,931	38,830

Value of shares redeemed:
Class I	(3,108)	(7,147)	(384)	(446)
Class A	(1,132)	(3,154)	(62)	(80)
Class B	(92)	(363)	—	—
Class C	—	(60)	—	—

Total value of shares redeemed	(4,332)	(10,724)	(446)	(526)

Increase (decrease) in net assets from share transactions	7,369	(5,022)	4,485	38,304

Redemption Fees(2)	—	—	—	—

Total increase (decrease) in net assets	5,939	1,724	1,297	41,583

Net Assets:
Beginning of period	35,414	33,690	48,297	6,714

End of period*	$41,353	$35,414	$49,594	$48,297

*Including undistributed (distributions in excess of) net investment income	$174	$149	$258	$140

(1)	See Note 12 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Focused Value Fund		Multi-Factor Small Cap Growth Fund		Multi-Factor Small Cap Value Fund		S & P 500® Index Fund
For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007

$(8)	$5	$(8)	$(19)	$(363)	$(403)	$1,531	$3,143
(454)	266	(24)	117	(23,174)	80,477	3,798	13,169

(1,114)	575	133	556	(73,484)	(25,133)	(10,488)	23,291
—	—	—	—	225	—	79	—

(1,576)	846	101	654	(96,796)	54,941	(5,080)	39,603

—	(19)	—	—	—	(315)	(1,294)	(2,742)
—	—	—	—	—	—	(200)	(416)
—	—	—	—	—	—	(10)	(29)
—	—	—	—	—	—	(5)	(12)

—	(396)	—	—	—	(68,647)	—	(368)
—	(11)	—	—	—	(27,477)	—	(69)
—	—	—	—	—	(2,332)	—	(9)
—	—	—	—	—	(2,593)	—	(4)

—	(426)	—	—	—	(101,364)	(1,509)	(3,649)

18	158	332	229	9,963	58,343	36,862	38,199
68	200	8	22	6,833	19,568	1,596	6,749
—	—	—	—	5	19	24	81
9	148	—	—	84	489	92	305

—	415	—	—	—	47,556	950	2,295
—	10	—	—	—	27,062	195	469
—	—	—	—	—	2,180	8	30
—	—	—	—	—	2,374	5	15

95	931	340	251	16,885	157,591	39,732	48,143

—	—	(1)	(84)	(149,313)	(290,395)	(30,799)	(82,064)
(8)	(22)	(1)	(12)	(33,035)	(60,547)	(3,613)	(5,107)
—	—	—	—	(1,698)	(4,115)	(330)	(1,054)
(24)	(1)	—	—	(4,096)	(8,106)	(257)	(326)

(32)	(23)	(2)	(96)	(188,142)	(363,163)	(34,999)	(88,551)

63	908	338	155	(171,257)	(205,572)	4,733	(40,408)

—	—	—	—	118	100	—	—

(1,513)	1,328	439	809	(267,935)	(251,895)	(1,856)	(4,454)

7,499	6,171	6,348	5,539	613,543	865,438	198,682	203,136

$5,986	$7,499	$6,787	$6,348	$345,608	$613,543	$196,826	$198,682

$(8)	$—	$(8)	$—	$(138)	$—	$593	$492

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Small Cap Core Fund		Small Cap Growth Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income (loss)	$13	$69	$(126)	$(287)
Net realized gain on investments sold, futures, foreign currency transactions and swap agreements	12,440	11,787	157	3,717
Net change in unrealized appreciation/depreciation on investments and futures	(29,633)	21,645	432	208
Payment from affiliate(1)	34	—	22	—

Net increase (decrease) in net assets resulting from operations	(17,146)	33,501	485	3,638

Distributions to Shareholders:
Distributions from net realized capital gains:
Class I	—	(10,050)	—	—
Class A	—	(142)	—	—
Class B	—	(22)	—	—
Class C	—	(43)	—	—

Total distributions	—	(10,257)	—	—

Share Transactions:
Proceeds from shares issued:
Class I	40,704	35,430	987	1,718
Class A	197	491	118	325
Class B	2	54	28	4
Class C	64	109	20	2
Reinvestment of dividends and distributions:
Class I	—	5,646	—	—
Class A	—	129	—	—
Class B	—	22	—	—
Class C	—	41	—	—

Total proceeds from shares issued and reinvested	40,967	41,922	1,153	2,049

Value of shares redeemed:
Class I	(26,340)	(58,448)	(2,343)	(6,854)
Class A	(339)	(1,284)	(1,197)	(3,342)
Class B	(47)	(38)	(164)	(472)
Class C	(46)	(175)	(20)	(8)

Total value of shares redeemed	(26,772)	(59,945)	(3,724)	(10,676)

Increase (decrease) in net assets from share transactions	14,195	(18,023)	(2,571)	(8,627)

Redemption Fees(2)	2	2	3	—

Total increase (decrease) in net assets	(2,949)	5,223	(2,083)	(4,989)

Net Assets:
Beginning of period	230,283	225,060	34,738	39,727

End of period*	$227,334	$230,283	$32,655	$34,738

*Including undistributed (distributions in excess of) net investment income	$116	$69	$(104)	$—

(1)	See Note 12 in Notes to Financial Statements.

(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2007, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares are no longer offered except in connection with dividend reinvestments and permitted exchanges.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income and Tax Exempt Bond Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity Funds.

Investment Valuation

Investment securities of the Equity Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007(Unaudited)

prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Balanced Allocation, Large Cap Core Equity, Large Cap Value and S&P 500® Index Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large Cap Growth, Mid Cap Value, Multi-Factor Mid Cap Growth, Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap

Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds, if any, are declared and paid annually. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statement of Operations for the current period. The Balanced Allocation and International Equity Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At November 30, 2007, there were no open forward foreign currency contracts in the Funds.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. Details of futures contracts open on November 30, 2007 are included in the respective Fund’s Statement of Net Assets.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Swap Agreements

The Balanced Allocation Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statement of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. There were no open swap agreements at November 30, 2007.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Equity Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect on November 30, 2007.

	Advisory Fee on Net Assets	Fee Waiver
Balanced Allocation Fund	0.75%	—
International Equity Fund	1.15%	0.15%
S&P 500® Index Fund	0.35%	0.15%

	First $1 Billion	Next $500 Million	In Excess of $1.5 Billion	Fee Waiver
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	—
Large Cap Growth Fund	0.75%	0.70%	0.65%	—
Large Cap Value Fund	0.75%	0.70%	0.65%	—
Mid Cap Value Fund	1.00%	0.95%	0.90%	0.25%
Multi-Factor Mid Cap Growth Fund	1.00%	0.95%	0.90%	0.55%
	First $500 Million	Next $500 Million	In Excess of $1 Billion	Fee Waiver
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.27	%*
Multi-Factor Small Cap Focused Value Fund	1.00%	0.95%	0.90%	0.83	%*
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.62	%*
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	—
Small Cap Core Fund	1.00%	0.95%	0.90%	—
Small Cap Growth Fund	1.00%	0.95%	0.90%	0.45%

*	For the six months ended November 30, 2007, the Adviser voluntarily waived the requisite amount of its fees to maintain the expense ratios of Class I and Class A Shares of Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds at 0.95% and 1.20%, 1.17% and 1.42%, and 0.95% and 1.20%, respectively.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage. Another officer of PFPC is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. As of November 30, 2007, the 12b-1 fee accrual rates were as shown in the table below:

	Annual Rate
	Class I	Class A
Balanced Allocation Fund	0.020%	0.020%
International Equity Fund	0.030%	0.030%
Large Cap Core Equity Fund	0.030%	0.030%
Large Cap Growth Fund	0.030%	0.030%
Large Cap Value Fund	0.030%	0.030%
Mid Cap Value Fund	0.030%	0.030%
Multi-Factor Mid Cap Growth Fund	0.020%	0.020%
Multi-Factor Small Cap Core Fund	0.020%	0.020%
Multi-Factor Small Cap Focused Value Fund	0.010%	0.010%
Multi-Factor Small Cap Growth Fund	0.010%	0.010%
Multi-Factor Small Cap Value Fund	0.030%	0.030%
S&P 500® Index Fund	0.005%	0.005%
Small Cap Core Fund	0.030%	0.030%
Small Cap Growth Fund	0.020%	0.020%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus either $4,000 for each combined Board meeting attended in person, or $2,000 for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses.These fees were effective through December 31, 2007. Effective January 1, 2008, the annual fee per Trustee will increase to $45,000 and the fee for each combined

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

Board meeting attended will increase to $4,500.The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the six months ended November 30, 2007, approximately 0.0275% was allocated to PFPC and approximately 0.0325% was allocated to NCB.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2007, include legal fees of $153,316 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PFPC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2007, PFPC received $788,925 from the Funds in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Affiliated Funds

Pursuant to SEC rules, the Equity Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

During the six months ended November 30, 2007, Union Bank of California, acting as domestic securities lending agent for the Funds, invested cash collateral for loaned securities in a medium-term note of an affiliate of the Adviser. The holding was sold on October 24, 2007.

The table below shows the transactions which occurred during the six months ended November 30, 2007, and the final sale of the entire position on October 24, 2007:

	Affiliated Issuer	Balance of Affiliate as of 5/31/07 (000)	Purchases through 10/23/07 (000)	Sales at 10/24/07 (000)	Balance of Affiliate as of 11/30/07 (000)
Balanced Allocation Fund	National City Bank of Indiana	$—	$2,626	$(2,626)	$—
Large Cap Core Equity Fund	National City Bank of Indiana	—	535	(535)	—
Large Cap Growth Fund	National City Bank of Indiana	—	3,619	(3,619)	—
Large Cap Value Fund	National City Bank of Indiana	—	1,263	(1,263)	—
Mid Cap Value Fund	National City Bank of Indiana	—	3,949	(3,949)	—
Multi-Factor Mid Cap Growth Fund	National City Bank of Indiana	—	400	(400)	—
Multi-Factor Small Cap Core Fund	National City Bank of Indiana	—	1,594	(1,594)	—
Multi-Factor Small Cap Focused Value Fund	National City Bank of Indiana	—	66	(66)	—
Multi-Factor Small Cap Growth Fund	National City Bank of Indiana	—	167	(167)	—
Multi-Factor Small Cap Value Fund	National City Bank of Indiana	—	7,391	(7,391)	—
S&P 500® Index Fund	National City Bank of Indiana	—	834	(834)	—
Small Cap Core Fund	National City Bank of Indiana	—	6,060	(6,060)	—
Small Cap Growth Fund	National City Bank of Indiana	—	999	(999)	—

Redemption Fees

The International Equity Fund charges a redemption fee of 2.00% on proceeds from Class I, Class A and Class C (where applicable) Shares redeemed or exchanged within 60 days following their acquisition. Effective October 1, 2007, the Allegiant Funds has eliminated the redemption fee from the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds. The redemption fee is calculated as a percentage of the net asset value of total redemption proceeds and is retained by the International Equity Fund and accounted for as additional paid-in capital. Certain exceptions to the imposition of the redemption fee exist. Please see the Funds’ prospectuses for more information.

4. Investments

During the six months ended November 30, 2007, the cost of purchases and proceeds from sales of investments, other than short-term investments and U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$97,138	$98,576
International Equity Fund	119,411	97,121
Large Cap Core Equity Fund	100,448	118,816
Large Cap Growth Fund	280,721	295,960
Large Cap Value Fund	380,275	373,934
Mid Cap Value Fund	133,410	118,261
Multi-Factor Mid Cap Growth Fund	29,690	23,231
Multi-Factor Small Cap Core Fund	27,944	23,717
Multi-Factor Small Cap Focused Value Fund	4,614	4,492
Multi-Factor Small Cap Growth Fund	4,182	3,992
Multi-Factor Small Cap Value Fund	245,574	463,917
S&P 500® Index Fund	41,321	33,383
Small Cap Core Fund	70,897	60,100
Small Cap Growth Fund	21,611	24,198

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

During the six months ended November 30, 2007, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$10,638	$18,550

5. Federal Income Taxes

Each of the Equity Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are primarily due to wash sales, foreign currency losses, “mark to market” of certain futures contracts and Passive Foreign Investment Company (“PFIC”) stock, write-off of unusable capital loss carryforwards, and dividends deemed paid upon shareholder redemption of fund shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2007, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2013	2015	Total
Balanced Allocation Fund*	$1,633	$—	$—	$—	$1,633
International Equity Fund	—	69,327	—	—	69,327
Large Cap Growth Fund*,**	11,146	—	—	—	11,146
Large Cap Value Fund*	2,872	—	—	—	2,872
Multi-Factor Mid Cap Growth Fund	30,888	37,879	—	—	68,767
Multi-Factor Small Cap Core Fund	—	—	—	32	32
Small Cap Growth Fund*	2,173	68,841	6,907	—	77,921

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective Riverfront Fund on October 11, 2004.

**	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Armada Large Cap Ultra Fund on April 23, 2004.

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of sharesTransactions in capital shares are summarized (in thousands) on the following pages for the Equity Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07
Balanced Allocation Fund
Shares issued	1,140	2,925	114	280	2	51	4	88
Shares reinvested	113	526	12	58	2	19	1	7
Shares redeemed	(1,599)	(2,422)	(115)	(242)	(31)	(90)	(16)	(24)

Net increase (decrease)	(346)	1,029	11	96	(27)	(20)	(11)	71

International Equity Fund
Shares issued	2,887	3,953	99	275	17	11	7	22
Share reinvested	—	11	—	—	—	—	—	—
Shares redeemed	(1,368)	(3,563)	(67)	(179)	(8)	(20)	(14)	(28)

Net increase (decrease)	1,519	401	32	96	9	(9)	(7)	(6)

Large Cap Core Equity Fund
Shares issued	227	635	19	52	4	1	1	4
Shares reinvested	102	1,051	2	27	1	15	—	2
Shares redeemed	(1,201)	(2,559)	(32)	(113)	(41)	(59)	(7)	(7)

Net decrease	(872)	(873)	(11)	(34)	(36)	(43)	(6)	(1)

Large Cap Growth Fund
Shares issued	1,791	2,638	203	382	3	—	2	8
Shares reinvested	—	1,478	—	591	—	38	—	5
Shares redeemed	(1,690)	(6,370)	(428)	(1,145)	(29)	(137)	(5)	(21)

Net increase (decrease)	101	(2,254)	(225)	(172)	(26)	(99)	(3)	(8)

Large Cap Value Fund
Shares issued	4,152	8,369	167	404	5	16	1	11
Shares reinvested	109	2,002	17	325	1	50	—	4
Shares redeemed	(3,225)	(6,975)	(206)	(501)	(39)	(72)	(3)	(8)

Net increase (decrease)	1,036	3,396	(22)	228	(33)	(6)	(2)	7

Mid Cap Value Fund
Shares issued	5,013	6,108	5,463	11,732	4	19	191	221
Shares reinvested	—	234	—	192	—	18	—	12
Shares redeemed	(1,737)	(1,695)	(9,050)	(824)	(29)	(41)	(40)	(15)

Net increase (decrease)	3,276	4,647	(3,587)	11,100	(25)	(4)	151	218

Multi-Factor Mid Cap Growth Fund
Shares issued	1,225	619	22	73	6	—	1	1
Shares reinvested	—	7	—	7	—	—	—	—
Shares redeemed	(335)	(857)	(127)	(408)	(13)	(59)	—	(9)

Net increase (decrease)	890	(231)	(105)	(328)	(7)	(59)	1	(8)

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07
Multi-Factor Small Cap Core Fund
Shares issued	421	3,295	4	50	—	—	—	—
Shares reinvested	—	12	—	—	—	—	—	—
Shares redeemed	(33)	(38)	(6)	(7)	—	—	—	—

Net increase (decrease)	388	3,269	(2)	43	—	—	—	—

Multi-Factor Small Cap Focused Value Fund
Shares issued	2	13	6	18	—	—	1	13
Shares reinvested	—	38	—	1	—	—	—	—
Shares redeemed	—	—	(1)	(2)	—	—	(2)	—

Net increase (decrease)	2	51	5	17	—	—	(1)	13

Multi-Factor Small Cap Growth Fund
Shares issued	28	22	1	2	—	—	—	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	—	(8)	—	(1)	—	—	—	—

Net increase	28	14	1	1	—	—	—	—

Multi-Factor Small Cap Value Fund
Shares issued	553	2,918	411	1,034	—	1	5	27
Shares reinvested	—	2,569	—	1,554	—	134	—	147
Shares redeemed	(8,566)	(14,540)	(1,980)	(3,214)	(109)	(234)	(261)	(466)

Net decrease	(8,013)	(9,053)	(1,569)	(626)	(109)	(99)	(256)	(292)

S&P 500® Index Fund
Shares issued	2,869	3,235	124	575	2	6	7	26
Shares reinvested	72	196	15	40	1	3	—	1
Shares redeemed	(2,412)	(6,986)	(285)	(435)	(26)	(91)	(20)	(29)

Net increase (decrease)	529	(3,555)	(146)	180	(23)	(82)	(13)	(2)

Small Cap Core Fund
Shares issued	3,083	2,873	15	39	—	4	5	9
Shares reinvested	—	463	—	11	—	2	—	3
Shares redeemed	(1,938)	(4,637)	(25)	(104)	(4)	(3)	(3)	(14)

Net increase (decrease)	1,145	(1,301)	(10)	(54)	(4)	3	2	(2)

Small Cap Growth Fund
Shares issued	94	178	11	35	3	—	2	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(218)	(698)	(115)	(349)	(17)	(53)	(2)	(1)

Net decrease	(124)	(520)	(104)	(314)	(14)	(53)	—	(1)

7. Market and Credit Risk

Some countries in which certain of the Equity Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Equity Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

8. Securities Lending

To generate additional income, the Equity Funds (excluding International Equity Fund) may lend their domestic securities pursuant to a securities lending agreement with Union Bank of California (“UBOC”), the domestic securities lending agent. In addition, the Balanced Allocation and International Equity Funds may lend their international securities pursuant to a securities lending agreement with PFPC Trust Co., the international securities lending agent. The Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The domestic lending Funds receive 70% and the international lending Funds receive 75% of the gross income earned comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC and PFPC Trust Co., respectively.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. In Kind Redemptions

During the year ended May 31, 2007, Large Cap Growth and Large Cap Value Funds distributed securities in lieu of cash for a Class I shareholder redemption. The respective shareholder received a pro-rata portion of Large Cap Growth and Large Cap Value Funds’ investments. The value of the redemptions was as follows:

	Value of the Redemption	Net Realized Gain Included in Redemption	Shares Redeemed

Large Cap Growth Fund	$13,338,901	$381,024	663,627
Large Cap Value Fund	13,809,240	678,543	687,027

The net realized gain from these transactions was not taxable to the Funds. Such gains were not distributable to shareholders and were reclassified to paid-in capital. These transactions were executed following guidelines approved by the Board of Trustees.

Allegiant Equity Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

10. Indemnification

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

11. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in IncomeTaxes.”This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds implemented FIN 48 in their NAV calculation as of November 30, 2007. Management reviewed the Funds’ tax return positions and applied the measurement requirements outlined in connection with FIN 48 and determined that implementation of FIN 48 did not have an impact on the Funds’ financial statements for the period ended November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

12. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Payment from Affiliate” in the Statement of Operations. The payment was allocated among the funds as recommended by the committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

13. Subsequent Events

Between December 7, 2007 and December 13, 2007, a large Class A shareholder placed several Capital Stock Redemptions within the Class A Shares of the Multi-Factor Small Cap Value Fund totaling $75,753,768. As of November 30, 2007, this amount represented 21.9% of the Fund’s total net assets.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of each of the Advisory Agreements for the Funds covered in this report, pursuant to which Allegiant Asset Management Company (“Adviser”) provides investment advisory services, and the Sub-Advisory Agreement between the Adviser and Polaris Capital Management LLC (“Polaris” or “Sub-Adviser”), pursuant to which Polaris provides advisory services to the value component of the International Equity Fund, for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s and Sub-Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser or Sub-Adviser, as applicable, included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser and Sub-Adviser, (ii) fees under the advisory and sub-advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser and Sub-Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s and Sub-Adviser’s relationships with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and Sub-Adviser and their affiliates, (vi) any economies of scale realized by the Adviser, Sub-Adviser and the Funds, and (vii) the Adviser’s and Sub-Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s and Sub-Adviser’s compliance procedures and controls. The Board also considered a report from the Adviser on soft dollar commissions which included information on brokers, the recent fiscal period total commissions paid for each Fund, the various research and other services obtained with soft dollar commissions, and the Adviser’s and Sub-Adviser’s policies for budgeting and allocating soft dollar payments. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s and Sub-Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and the Sub-Adviser and discussed the written materials that had been provided by the Adviser and the Sub-Adviser with respect to the proposed reapprovals of the Advisory and Sub-Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements and the Sub-Advisory Agreement was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds and the Polaris Sub-Advisory Agreement.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s and Sub-Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s and Sub-Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Brokerage commissions and trading policies were reviewed, including soft dollar payments, execution, commission payments and electronic trading. The Board’s review included the Adviser’s and Sub-Adviser’s trade allocation practices and criteria used to select brokers, including any soft dollar benefits the Adviser and Sub-Adviser may realize from allocating brokerage transactions in exchange for research. The Board also considered information that disclosed that all trades made on behalf of the Funds, including those in connection with soft dollar commissions, would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser and Sub- Adviser. The Board reviewed the Adviser’s and Sub-Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and the Sub-Adviser and their affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. Among the factors reviewed, the Board considered that the Adviser’s management of the Funds could generate economies of scale as assets increase. The Board also reviewed and discussed the Adviser’s and Sub-Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory and Sub-Advisory Agreements, Prospectuses and Statements of Additional Information.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Investment Performance of the Funds

In considering the investment performance of the Adviser and the Sub-Adviser, the Board compared the investment performance of the Adviser and Sub-Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or Funds managed by the Adviser and Sub-Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The Trustees concluded that the continuation of the Agreements was not inconsistent with the Trustees’ belief that investment performance of specific funds could be improved. The Trustees discussed with the Adviser and Sub-Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s and Sub-Adviser’s proposed investment approach for each Fund, including the Adviser’s and Sub-Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser and Sub-Adviser under the agreements and expenses they incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and the Sub-Adviser and their affiliates due to their relationships with the Funds, including research received under soft dollar arrangements. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds and on the brokerage and research services received by the Adviser in connection with the placement of brokerage transactions for the Funds.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory and Sub-Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, including the fees paid to the Sub-Adviser were reasonable in light of the services to be provided by the Adviser and the Sub-Adviser, that the proposed Advisory and Sub-Advisory Agreements were fair and in the best interests of the Funds and that the Advisory and Sub-Advisory Agreements should be approved.

PROXY VOTING AND QUARTERLY SCHEDULES OF INVESTMENTS

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8100 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

SEMI-ANNUAL REPORT

November 30, 2007

(Unaudited)

Fixed Income Funds

Tax Exempt Bond Funds

Allegiant.

AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

ALLEGIANT FIXED INCOME AND TAX EXEMPT BOND FUNDS

SEMI - ANNUAL REPORT

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

OTHER ALLEGIANT FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman’s Message	1
Report from Allegiant Asset Management Company	2
Summary of Portfolio Holdings	5
Expense Tables	6

	Financial Highlights	Statements of Net Assets
Bond Fund	8	15
Government Mortgage Fund	9	19
Intermediate Bond Fund	10	22
Limited Maturity Bond Fund	11	26
Total Return Advantage Fund	12	30
Ultra Short Bond Fund.	12	35
Intermediate Tax Exempt Bond Fund	13	38
Michigan Intermediate Municipal Bond Fund	13	41
Ohio Intermediate Tax Exempt Bond Fund	14	43
Pennsylvania Intermediate Municipal Bond Fund	14	46
Statements of Operations		48
Statements of Changes in Net Assets		52
Notes to Financial Statements		56
Trustees Review and Approval of Advisory Agreements		67
Proxy Voting and Quarterly Schedules of Investments		68

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

Allegiant Fixed Income and Tax Exempt Bond Funds

CHAIRMAN’S MESSAGE

JANUARY 2008

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and events shaping global economies. During the six month period ended November 30, 2007, total assets of the Allegiant Funds declined less than 1% to $11.1 billion.

The financial news has been dominated by events in the credit markets since problems emerged in the subprime mortgage market last year. This has generated increased scrutiny as to the credit quality and liquidity of individual securities held in investment portfolios. Your investment adviser has remained closely apprised of developments in the credit markets and continues to maintain a rigorous and ongoing credit review process across all fixed income and money market funds.

The start of a new year is often a natural time for individuals to evaluate their investment portfolios. As always, we encourage you to review the information included in this semi-annual report as a part of the process. You can also visit our web site at AllegiantFunds.com for additional information on all Allegiant Funds.

Finally, we would like to take this opportunity to thank Jack Breen for his valuable service on our Board of Trustees. Jack, who retired during this semi-annual period, made significant contributions during his tenure on the Board.

If you have any questions regarding Allegiant Funds or the information contained in this report, you may contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and prosperous new year.

Sincerely,

Robert D. Neary
Chairman

1

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Federal Reserve Board made significant moves to increase liquidity.”

Economic and Market Overview

During the second half of 2007, investors were faced with two significant economic events: the fallout of subprime lending, with its ensuing credit crunch, and slowing economic growth. As a result, both stock and bond investors today are dealing with higher market volatility and increased uncertainty.

During the year, it became apparent that the housing market and its accompanying job creation, construction activity and consumer spending could no longer drive U.S. economic growth as it had for much of the past five years. Rising financing costs resulted in fewer home sales, lower home prices and higher levels of defaults among marginal, or subprime, borrowers. The increase in subprime defaults made an impact on the market’s financial sector – particularly those financial institutions that had extended sub-optimal loans to borrowers – as well as the investors who had purchased securities formed by bundling these loans. The negative effects of these issues quickly rippled throughout the economy, ultimately affecting both stock and bond investors.

By August, tightening credit markets weighed on the economy, despite previously released economic data that had suggested continued strength and benign inflation. In response, the Federal Reserve Board made significant moves to increase liquidity. On August 17, the Fed cited growing risks to the economy when it cut the discount rate (the rate the Fed charges banks to lend directly) by 50 basis points. The Fed surprised the bond and equity markets on September 18, when it again cut both the discount rate and the target fed funds rate by 50 basis points. An additional 25-basis-point cut in October was accompanied by a Fed statement that risks to slowing growth and inflation were balanced.

Fixed Income

In the second half of 2007, volatility greatly increased in the fixed-income markets, resulting in substantially expanded risk premiums. This environment was in part the result of the recognition of serious issues with subprime mortgage loans, such as surging delinquencies and foreclosures of residential mortgage loans due to poor underwriting standards and weakening home prices. The subprime mortgage crisis rippled through the financial markets, creating a significant financial crisis that has greatly diminished liquidity and credit availability.

As the financial crisis unfolded in this period, the bond market responded with a classic “flight to quality” movement reflected in the 2-year note’s 191-basis-point decline in yield and the yield spread’s 128-basis-point widening between the 2-year and 10-year notes. Concurrently, credit yield spreads to treasuries, especially in the financial sectors, experienced extremely wide gaps as a prominent group of institutions took over $60 billion in balance sheet write-downs. In acknowledgment of this financial crisis and its potential to slow future economic growth, the Federal Reserve Bank lowered the target on the federal funds rate from 5.25% to 4.5%.

Commentary provided by Allegiant Asset Management Company

2

In spite of the crisis on Wall Street, the economy of Main Street, with the exception of housing, remained resilient with a low unemployment rate of 4.7% and a third-quarter Real GDP of 4.9%. This did not alleviate the crisis as liquidation of fixed-income securities into a risk-averse market overwhelmed bond investors’ ability to absorb these bonds without large concessions. The valuations of all non-treasury securities, including municipal bonds and AAA-rated asset-backed securities were severely affected.

Equities

The housing market downturn and credit crunch negatively affected the Financial and Consumer Discretionary sectors of the market, contributing to a considerable increase in volatility during the second half of 2007. Quantitative managers, such as multi-strategy hedge funds, were particularly affected by the markets in August. With a portion of their portfolios invested in illiquid mortgage-backed securities, many of these managers were forced to liquidate equity holdings to raise needed capital. Consequently, prices of many valuation-based portfolios were sent downward.

Third-quarter earnings for the S&P 500 were weaker than expected and included the first year-over-year decline in quarterly earnings in more than five years. So far this year, large cap companies, which tend to have higher exposure to the faster-growing international economies and benefit from a greater number of exports due to the weak dollar, performed well. The Materials, Energy and Technology sectors likewise benefited from strong international growth and development during the year.

As investors sought the safety of higher-quality, larger companies, large cap stocks significantly outperformed their small cap counterparts year-to-date in 2007 according to Russell growth and value indices across all market capitalizations. And in the growth vs. value face-off, the Russell Growth Index and the Russell Value Index show that growth stocks outperformed value stocks across all market capitalizations during the period. Investors typically seek stronger growth opportunities in a slowing economic climate.

Developing countries, such as Brazil, China, Russia and India, now appear to be the greatest contributors to international growth, adding as much as 30% to world GDP (ISI Group). While Europe and the United Kingdom addressed credit issues similar to those of the United States, international growth remained higher than domestic during the period.

Looking Ahead

The current financial crisis continues to develop. Large financial firms are experiencing serious liquidity and balance sheet issues, which are impairing the ability of businesses and consumers to borrow.

As a result of earlier excesses, investors are seeing less consumer lending, tighter underwriting standards, more selective credit card issuance and more restrictive corporate lending. Working through this will likely be a long-term process and it will have a significant impact on economic growth. That said, the Federal Reserve has made moves to inject liquidity and lower borrowing costs. Though this may stoke inflation worries, slower economic growth could act to keep inflation contained.

“The subprime mortgage crisis rippled through the financial markets...”

3

Allegiant Fixed Income and Tax Exempt Bond Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

Future economic growth estimates have been lowered to a range of 1.8% to 2.5% in 2008, but the probability of a recession remains unknown. The outcome will depend upon the willingness of financial institutions to lend and the consumer’s willingness and ability to spend.

Corporate America has done relatively well in the recent environment. However, investors question how performance can continue to improve in an environment where growth is slowing and credit is tightening. Earnings growth estimates for 2008, which were at 9% in January 2007, have fallen to only 2% today.

Fears remain that the U.S. growth slowdown will adversely impact international growth. Financial markets are now global, and the domestic demand generated by emerging economies could provide a boost for U.S.-based exporters.

Overall, the markets have begun to assimilate information. Looking forward, we see mounting evidence of an economic slowdown, or even a recession in the near term. We are likely to see additional action by the Federal Reserve to help U.S. growth reaccelerate and there is growing optimism for a better second half of 2008.

4

Allegiant Fixed Income and Tax Exempt Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Fixed Income and Tax Exempt Bond Funds as of November 30, 2007.

Bond Fund

Federal National Mortgage Association	43.1%
Asset Backed Securities	13.3
Corporate Bonds	13.0
U.S. Treasury Bonds	10.1
Collateralized Mortgage Obligations	6.5
U.S. Treasury Notes	5.5
Commercial Mortgage-Backed Securities	4.4
Affiliated Money Market Fund	1.8
Federal Farm Credit Bank	1.1
Government National Mortgage Association	0.7
Federal Home Loan Mortgage Corporation	0.3
Preferred Stock	0.2

100.0%

Government Mortgage Fund

Federal National Mortgage Association	79.1%
Asset Backed Securities	7.0
Government National Mortgage Association	4.6
Collateralized Mortgage Obligations	3.9
Federal Home Loan Mortgage Corporation	2.6
U.S. Treasury Note	1.1
Affiliated Money Market Fund	1.0
Federal Farm Credit Bank	0.7

100.0%

Intermediate Bond Fund

U.S. Treasury Notes	31.3%
Corporate Bonds	20.0
Federal National Mortgage Association	20.0
Asset Backed Securities	13.4
Collateralized Mortgage Obligations	12.3
Affiliated Money Market Fund	1.3
Commercial Mortgage-Backed Security	1.0
Federal Home Loan Mortgage Corporation	0.7

100.0%

Limited Maturity Bond Fund

Asset Backed Securities	23.8%
Collateralized Mortgage Obligations	20.7
U.S. Treasury Notes	18.9
Corporate Bonds	18.0
Federal National Mortgage Association	11.7
Federal Home Loan Mortgage Corporation	3.6
Commercial Mortgage-Backed Security	1.9
Affiliated Money Market Fund	1.4

100.0%

Total Return Advantage Fund

Federal National Mortgage Association	28.5%
Corporate Bonds	20.7
U.S. Treasury Notes	16.3
U.S. Treasury Bonds	12.1
Collateralized Mortgage Obligations	8.5
Asset Backed Securities	5.0
Commercial Mortgage-Backed Securities	3.4
Federal Home Loan Bank	2.8
Affiliated Money Market Fund	2.1
Loan Agreements	0.4
Preferred Stock	0.2

100.0%

Ultra Short Bond Fund

Asset Backed Securities	24.1%
U.S. Treasury Notes	22.9
Collateralized Mortgage Obligations	14.8
Corporate Bonds	12.7
Federal National Mortgage Association	9.5
Federal Home Loan Mortgage Corporation	6.5
Federal Home Loan Bank	5.6
Commercial Mortgage-Backed Security	2.3
Affiliated Money Market Fund	1.6

100.0%

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Revenue Bonds	27.1%	10.9%	28.2%	15.3%
Utility Bonds	19.1	14.2	14.8	10.4
General Obligations	17.0	51.9	37.6	33.1
Prerefunded & Escrowed to Maturity	9.9	7.4	12.7	25.1
Transportation	9.6	8.7	3.6	6.8
Agency Obligations	8.7	—	1.4	7.1
Hospital Bonds	7.5	5.7	1.3	0.8
Affiliated Money Market Funds	1.1	—	0.4	1.4
Other Money Market Funds	—	1.2	—	—

	100.0%	100.0%	100.0%	100.0%

5

Allegiant Fixed Income Funds and Tax Exempt Bond Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 to November 30, 2007).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class I	$1,000.00	$1,049.89	0.58%	$2.97
Class A	1,000.00	1,047.48	0.83	4.25
Class B	1,000.00	1,044.78	1.57	8.03
Class C	1,000.00	1,044.75	1.57	8.03
Hypothetical**
Class I	1,000.00	1,022.10	0.58	2.93
Class A	1,000.00	1,020.85	0.83	4.19
Class B	1,000.00	1,017.15	1.57	7.92
Class C	1,000.00	1,017.15	1.57	7.92

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,050.31	0.59%	$3.02
Class A	1,000.00	1,049.00	0.84	4.30
Class B	1,000.00	1,044.09	1.57	8.02
Class C	1,000.00	1,045.21	1.57	8.03
Hypothetical**
Class I	1,000.00	1,022.05	0.59	2.98
Class A	1,000.00	1,020.80	0.84	4.24
Class B	1,000.00	1,017.15	1.57	7.92
Class C	1,000.00	1,017.15	1.57	7.92

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,051.14	0.54%	$2.77
Class A	1,000.00	1,049.79	0.79	4.05
Class B	1,000.00	1,045.95	1.52	7.77
Class C	1,000.00	1,046.82	1.52	7.78
Hypothetical**
Class I	1,000.00	1,022.30	0.54	2.73
Class A	1,000.00	1,021.05	0.79	3.99
Class B	1,000.00	1,017.40	1.52	7.67
Class C	1,000.00	1,017.40	1.52	7.67

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,038.42	0.50%	$2.55
Class A	1,000.00	1,036.05	0.75	3.82
Class B	1,000.00	1,033.31	1.49	7.57
Class C	1,000.00	1,032.29	1.49	7.57
Hypothetical**
Class I	1,000.00	1,022.50	0.50	2.53
Class A	1,000.00	1,021.25	0.75	3.79
Class B	1,000.00	1,017.55	1.49	7.52
Class C	1,000.00	1,017.55	1.49	7.52

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,049.16	0.57%	$2.92
Class A	1,000.00	1,048.86	0.82	4.20
Class B	1,000.00	1,044.97	1.56	7.98
Class C	1,000.00	1,044.00	1.56	7.97
Hypothetical**
Class I	1,000.00	1,022.15	0.57	2.88
Class A	1,000.00	1,020.90	0.82	4.14
Class B	1,000.00	1,017.20	1.56	7.87
Class C	1,000.00	1,017.20	1.56	7.87

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,031.97	0.35%	$1.78
Class A	1,000.00	1,030.71	0.60	3.05
Hypothetical**
Class I	1,000.00	1,023.25	0.35	1.77
Class A	1,000.00	1,022.00	0.60	3.03

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

6

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expenses Paid During Period*
Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,032.13	0.56%	$2.84
Class A	1,000.00	1,030.82	0.81	4.11
Class B	1,000.00	1,028.18	1.55	7.86
Class C	1,000.00	1,027.45	1.55	7.86
Hypothetical**
Class I	1,000.00	1,022.20	0.56	2.83
Class A	1,000.00	1,020.95	0.81	4.09
Class B	1,000.00	1,017.25	1.55	7.82
Class C	1,000.00	1,017.25	1.55	7.82

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,033.90	0.59%	$3.00
Class A	1,000.00	1,032.64	0.84	4.27
Class B	1,000.00	1,029.87	1.58	8.02
Class C	1,000.00	1,029.87	1.58	8.02
Hypothetical**
Class I	1,000.00	1,022.05	0.59	2.98
Class A	1,000.00	1,020.80	0.84	4.24
Class B	1,000.00	1,017.10	1.58	7.97
Class C	1,000.00	1,017.10	1.58	7.97

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,032.97	0.55%	$2.80
Class A	1,000.00	1,032.68	0.80	4.07
Class B	1,000.00	1,027.98	1.53	7.76
Class C	1,000.00	1,027.97	1.53	7.76
Hypothetical**
Class I	1,000.00	1,022.25	0.55	2.78
Class A	1,000.00	1,021.00	0.80	4.04
Class B	1,000.00	1,017.35	1.53	7.72
Class C	1,000.00	1,017.35	1.53	7.72

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,033.43	0.57%	$2.90
Class A	1,000.00	1,032.12	0.82	4.17
Class C	1,000.00	1,029.33	1.56	7.91
Hypothetical**
Class I	1,000.00	1,022.15	0.57	2.88
Class A	1,000.00	1,020.90	0.82	4.14
Class C	1,000.00	1,017.20	1.56	7.87

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

7

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
BOND FUND
CLASS I
2007*	$9.89	$0.24	$0.25	$—	**	$(0.24)	$—	$10.14	4.99%	$364,771	0.58%	4.77%	0.68%	4.67%	98%
2007	9.71	0.46	0.16	—		(0.44)	—	9.89	6.47	357,483	0.59	4.64	0.69	4.54	298
2006	10.22	0.43	(0.50)	—		(0.44)	—	9.71	(0.74)	359,501	0.67	4.29	0.74	4.22	447
2005	9.98	0.41	0.25	—		(0.42)	—	10.22	6.69	374,907	0.76	3.99	0.76	3.99	515
2004	10.44	0.39	(0.45)	—		(0.40)	—	9.98	(0.62)	415,151	0.74	3.86	0.74	3.86	338
2003	9.86	0.48	0.56	—		(0.46)	—	10.44	10.74	617,012	0.71	4.73	0.71	4.73	213
CLASS A
2007*	$9.92	$0.22	$0.25	$—	**	$(0.23)	$—	$10.16	4.75%	$6,243	0.83%	4.52%	0.93%	4.42%	98%
2007	9.73	0.44	0.17	—		(0.42)	—	9.92	6.31	6,424	0.84	4.39	0.94	4.29	298
2006	10.25	0.40	(0.51)	—		(0.41)	—	9.73	(1.07)	7,519	0.92	4.04	0.99	3.97	447
2005	10.00	0.38	0.26	—		(0.39)	—	10.25	6.52	10,908	1.01	3.74	1.01	3.74	515
2004	10.47	0.37	(0.47)	—		(0.37)	—	10.00	(0.96)	11,193	0.99	3.61	0.99	3.61	338
2003	9.88	0.46	0.56	—		(0.43)	—	10.47	10.57	14,985	0.96	4.48	0.96	4.48	213
CLASS B
2007*	$9.90	$0.19	$0.25	$—	**	$(0.19)	$—	$10.15	4.48%	$329	1.57%	3.78%	1.67%	3.68%	98%
2007	9.72	0.36	0.16	—		(0.34)	—	9.90	5.43	596	1.57	3.66	1.67	3.56	298
2006	10.23	0.33	(0.50)	—		(0.34)	—	9.72	(1.67)	717	1.62	3.34	1.69	3.27	447
2005	9.99	0.31	0.25	—		(0.32)	—	10.23	5.68	934	1.71	3.04	1.71	3.04	515
2004	10.45	0.30	(0.46)	—		(0.30)	—	9.99	(1.56)	1,491	1.69	2.91	1.69	2.91	338
2003	9.87	0.38	0.56	—		(0.36)	—	10.45	9.70	2,095	1.67	3.77	1.67	3.77	213
CLASS C
2007*	$9.89	$0.19	$0.25	$—	**	$(0.19)	$—	$10.14	4.48%	$238	1.57%	3.78%	1.67%	3.68%	98%
2007	9.71	0.36	0.16	—		(0.34)	—	9.89	5.43	178	1.57	3.66	1.67	3.56	298
2006	10.22	0.33	(0.50)	—		(0.34)	—	9.71	(1.68)	184	1.62	3.34	1.69	3.27	447
2005	9.98	0.31	0.25	—		(0.32)	—	10.22	5.68	279	1.71	3.04	1.71	3.04	515
2004	10.44	0.30	(0.46)	—		(0.30)	—	9.98	(1.56)	327	1.69	2.91	1.69	2.91	338
2003	9.86	0.38	0.56	—		(0.36)	—	10.44	9.70	403	1.67	3.77	1.67	3.77	213

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

Due to their investment strategy, Bond Fund and Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
GOVERNMENT MORTGAGE FUND
CLASS I
2007*	$9.01	$0.23	$0.22	$—	**	$(0.23)	$—	$9.23	5.03%	$239,392	0.59%	5.02%	0.74%	4.87%	114%
2007	8.90	0.45	0.11	—		(0.45)	—	9.01	6.42	243,999	0.59	4.94	0.74	4.79	409
2006	9.34	0.43	(0.42)	—		(0.45)	—	8.90	0.08	245,162	0.64	4.70	0.79	4.55	593
2005	9.23	0.41	0.15	—		(0.45)	—	9.34	6.18	239,724	0.67	4.44	0.82	4.29	753
2004	9.58	0.37	(0.32)	—		(0.40)	—	9.23	0.63	244,380	0.69	4.09	0.78	4.00	380
2003	9.45	0.39	0.19	—		(0.45)	—	9.58	6.15	190,678	0.77	4.09	0.77	4.09	364
CLASS A
2007*	$9.01	$0.22	$0.22	$—	**	$(0.22)	$—	$9.23	4.90%	$11,633	0.84%	4.77%	0.99%	4.62%	114%
2007	8.90	0.43	0.11	—		(0.43)	—	9.01	6.15	11,963	0.84	4.69	0.99	4.54	409
2006	9.33	0.41	(0.42)	—		(0.42)	—	8.90	(0.07)	16,160	0.89	4.45	1.04	4.30	593
2005	9.23	0.39	0.14	—		(0.43)	—	9.33	5.81	21,300	0.92	4.19	1.07	4.04	753
2004	9.57	0.35	(0.31)	—		(0.38)	—	9.23	0.38	17,184	0.94	3.84	1.03	3.75	380
2003	9.45	0.37	0.18	—		(0.43)	—	9.57	5.89	18,067	1.02	3.84	1.02	3.84	364
CLASS B
2007*	$8.99	$0.18	$0.21	$—	**	$(0.18)	$—	$9.20	4.41%	$2,964	1.57%	4.04%	1.72%	3.89%	114%
2007	8.87	0.36	0.12	—		(0.36)	—	8.99	5.50	3,035	1.57	3.96	1.72	3.81	409
2006	9.31	0.34	(0.42)	—		(0.36)	—	8.87	(0.88)	3,725	1.59	3.75	1.74	3.60	593
2005	9.20	0.33	0.14	—		(0.36)	—	9.31	5.19	5,006	1.62	3.49	1.77	3.34	753
2004	9.55	0.28	(0.32)	—		(0.31)	—	9.20	(0.32)	6,729	1.64	3.14	1.73	3.05	380
2003	9.42	0.30	0.19	—		(0.36)	—	9.55	5.14	7,330	1.73	3.13	1.73	3.13	364
CLASS C
2007*	$9.00	$0.18	$0.22	$—	**	$(0.18)	$—	$9.22	4.52%	$1,134	1.57%	4.04%	1.72%	3.89%	114%
2007	8.89	0.36	0.11	—		(0.36)	—	9.00	5.38	1,423	1.57	3.96	1.72	3.81	409
2006	9.32	0.34	(0.41)	—		(0.36)	—	8.89	(0.76)	2,055	1.59	3.75	1.74	3.60	593
2005	9.22	0.32	0.14	—		(0.36)	—	9.32	5.07	2,095	1.62	3.49	1.77	3.34	753
2004	9.56	0.28	(0.31)	—		(0.31)	—	9.22	(0.21)	2,344	1.64	3.14	1.73	3.05	380
2003	9.43	0.30	0.19	—		(0.36)	—	9.56	5.15	1,246	1.73	3.13	1.73	3.13	364

9

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
INTERMEDIATE BOND FUND
CLASS I
2007*	$10.47	$0.24	$0.29	$—	**	$(0.24)	$—	$10.76	5.11%	$342,549	0.54%	4.54%	0.69%	4.39%	54%
2007	10.34	0.46	0.11	—		(0.44)	—	10.47	5.55	341,591	0.56	4.37	0.71	4.22	174
2006	10.78	0.42	(0.44)	—		(0.42)	—	10.34	(0.18)	404,812	0.59	3.99	0.74	3.84	285
2005	10.69	0.37	0.09	—		(0.37)	—	10.78	4.38	461,620	0.60	3.43	0.75	3.28	280
2004	11.09	0.37	(0.40)	—		(0.37)	—	10.69	(0.26)	439,369	0.59	3.40	0.74	3.25	164
2003	10.40	0.43	0.69	—		(0.43)	—	11.09	11.00	418,964	0.58	4.01	0.73	3.86	129
CLASS A
2007*	$10.49	$0.23	$0.29	$—	**	$(0.23)	$—	$10.78	4.98%	$8,689	0.79%	4.29%	0.94%	4.14%	54%
2007	10.36	0.43	0.11	—		(0.41)	—	10.49	5.28	8,768	0.81	4.12	0.96	3.97	174
2006	10.80	0.40	(0.44)	—		(0.40)	—	10.36	(0.42)	10,642	0.84	3.74	0.99	3.59	285
2005	10.70	0.34	0.11	—		(0.35)	—	10.80	4.21	14,108	0.85	3.18	1.00	3.03	280
2004	11.11	0.34	(0.41)	—		(0.34)	—	10.70	(0.60)	13,662	0.84	3.15	0.99	3.00	164
2003	10.42	0.41	0.69	—		(0.41)	—	11.11	10.71	11,250	0.83	3.76	0.98	3.61	129
CLASS B
2007*	$10.49	$0.19	$0.29	$—	**	$(0.19)	$—	$10.78	4.60%	$4,352	1.52%	3.56%	1.67%	3.41%	54%
2007	10.37	0.36	0.09	—		(0.33)	—	10.49	4.42	4,564	1.54	3.39	1.69	3.24	174
2006	10.80	0.32	(0.43)	—		(0.32)	—	10.37	(1.01)	5,080	1.54	3.04	1.69	2.89	285
2005	10.71	0.27	0.09	—		(0.27)	—	10.80	3.39	6,471	1.55	2.48	1.70	2.33	280
2004	11.11	0.27	(0.40)	—		(0.27)	—	10.71	(1.19)	7,379	1.54	2.45	1.69	2.30	164
2003	10.42	0.33	0.69	—		(0.33)	—	11.11	9.94	4,245	1.54	3.05	1.69	2.90	129
CLASS C
2007*	$10.51	$0.19	$0.30	$—	**	$(0.19)	$—	$10.81	4.68%	$600	1.52%	3.56%	1.67%	3.41%	54%
2007	10.39	0.36	0.09	—		(0.33)	—	10.51	4.42	390	1.54	3.39	1.69	3.24	174
2006	10.82	0.32	(0.43)	—		(0.32)	—	10.39	(1.01)	441	1.54	3.04	1.69	2.89	285
2005	10.73	0.27	0.09	—		(0.27)	—	10.82	3.39	442	1.55	2.48	1.70	2.33	280
2004	11.13	0.27	(0.40)	—		(0.27)	—	10.73	(1.19)	525	1.54	2.45	1.69	2.30	164
2003	10.44	0.33	0.69	—		(0.33)	—	11.13	9.93	654	1.54	3.05	1.69	2.90	129

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

Due to their investment strategy, Intermediate Bond Fund and Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

10

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
LIMITED MATURITY BOND FUND
CLASS I
2007*	$9.79	$0.22	$0.15	$—	**	$(0.21)	$—	$9.95	3.84%	$148,675	0.50%	4.40%	0.60%	4.30%	51%
2007	9.70	0.40	0.09	—		(0.40)	—	9.79	5.17	155,648	0.51	4.11	0.61	4.01	143
2006	9.85	0.32	(0.13)	—		(0.34)	—	9.70	1.96	171,192	0.56	3.25	0.66	3.15	115
2005	9.95	0.25	(0.07)	—		(0.28)	—	9.85	1.85	212,573	0.55	2.47	0.65	2.37	132
2004	10.17	0.26	(0.20)	—		(0.28)	—	9.95	0.45	306,914	0.54	2.58	0.64	2.48	136
2003	9.97	0.32	0.22	—		(0.34)	—	10.17	5.58	308,986	0.54	3.17	0.64	3.07	117
CLASS A
2007*	$9.82	$0.20	$0.15	$—	**	$(0.20)	$—	$9.97	3.61%	$3,602	0.75%	4.15%	0.85%	4.05%	51%
2007	9.73	0.38	0.09	—		(0.38)	—	9.82	4.90	3,617	0.76	3.86	0.86	3.76	143
2006	9.88	0.29	(0.12)	—		(0.32)	—	9.73	1.71	4,764	0.81	3.00	0.91	2.90	115
2005	9.98	0.22	(0.06)	—		(0.26)	—	9.88	1.60	6,798	0.80	2.22	0.90	2.12	132
2004	10.20	0.24	(0.21)	—		(0.25)	—	9.98	0.30	7,809	0.79	2.33	0.89	2.23	136
2003	10.00	0.30	0.21	—		(0.31)	—	10.20	5.21	11,369	0.79	2.92	0.89	2.82	117
CLASS B
2007*	$9.82	$0.17	$0.16	$—	**	$(0.17)	$—	$9.98	3.33%	$505	1.49%	3.41%	1.59%	3.31%	51%
2007	9.73	0.31	0.09	—		(0.31)	—	9.82	4.14	520	1.49	3.13	1.59	3.03	143
2006	9.88	0.23	(0.13)	—		(0.25)	—	9.73	1.00	832	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	—		(0.19)	—	9.88	0.90	1,187	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	—		(0.18)	—	9.98	(0.39)	1,477	1.49	1.63	1.59	1.53	136
2003	10.00	0.23	0.21	—		(0.24)	—	10.20	4.47	1,721	1.50	2.21	1.60	2.11	117
CLASS C
2007*	$9.82	$0.17	$0.15	$—	**	$(0.17)	$—	$9.97	3.23%	$424	1.49%	3.41%	1.59%	3.31%	51%
2007	9.73	0.31	0.09	—		(0.31)	—	9.82	4.14	422	1.49	3.13	1.59	3.03	143
2006	9.88	0.23	(0.13)	—		(0.25)	—	9.73	1.00	517	1.51	2.30	1.61	2.20	115
2005	9.98	0.15	(0.06)	—		(0.19)	—	9.88	0.89	870	1.50	1.52	1.60	1.42	132
2004	10.20	0.16	(0.20)	—		(0.18)	—	9.98	(0.40)	1,428	1.49	1.63	1.59	1.53	136
2003	10.00	0.23	0.21	—		(0.24)	—	10.20	4.47	1,572	1.50	2.21	1.60	2.11	117

11

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate(3)
TOTAL RETURN ADVANTAGE FUND
CLASS I
2007*	$10.00	$0.24	$0.25	$—	**	$(0.25)	$—	$10.24	4.92%	$388,190	0.57%	4.81%	0.72%	4.66%	39%
2007	9.86	0.47	0.13	—		(0.46)	—	10.00	6.18	399,105	0.58	4.67	0.73	4.52	171
2006	10.45	0.43	(0.52)	—		(0.43)	(0.07)	9.86	(0.97)	326,122	0.62	4.20	0.77	4.05	218
2005	10.22	0.39	0.33	—		(0.39)	(0.10)	10.45	7.14	319,802	0.63	3.74	0.78	3.59	214
2004	11.01	0.42	(0.55)	—		(0.42)	(0.24)	10.22	(1.18)	314,269	0.60	3.92	0.75	3.77	134
2003	10.23	0.49	0.92	—		(0.53)	(0.10)	11.01	14.18	241,404	0.58	4.60	0.73	4.45	108
CLASS A
2007*	$10.00	$0.23	$0.25	$—	**	$(0.23)	$—	$10.25	4.89%	$11,589	0.82%	4.56%	0.97%	4.41%	39%
2007	9.87	0.44	0.13	—		(0.44)	—	10.00	5.80	9,742	0.83	4.42	0.98	4.27	171
2006	10.46	0.40	(0.52)	—		(0.40)	(0.07)	9.87	(1.22)	6,129	0.87	3.95	1.02	3.80	218
2005	10.22	0.36	0.34	—		(0.36)	(0.10)	10.46	6.97	4,384	0.88	3.49	1.03	3.34	214
2004	11.01	0.39	(0.55)	—		(0.39)	(0.24)	10.22	(1.43)	4,359	0.85	3.67	1.00	3.52	134
2003	10.24	0.45	0.92	—		(0.50)	(0.10)	11.01	13.79	4,122	0.83	4.35	0.98	4.20	108
CLASS B
2007*	$10.03	$0.19	$0.26	$—	**	$(0.20)	$—	$10.28	4.50%	$1,451	1.56%	3.82%	1.71%	3.67%	39%
2007	9.90	0.37	0.12	—		(0.36)	—	10.03	5.03	1,446	1.56	3.69	1.71	3.54	171
2006	10.49	0.33	(0.52)	—		(0.33)	(0.07)	9.90	(1.88)	1,155	1.57	3.25	1.72	3.10	218
2005	10.26	0.29	0.33	—		(0.29)	(0.10)	10.49	6.12	1,180	1.58	2.79	1.73	2.64	214
2004	11.04	0.32	(0.54)	—		(0.32)	(0.24)	10.26	(2.01)	1,220	1.55	2.97	1.70	2.82	134
2003	10.27	0.39	0.91	—		(0.43)	(0.10)	11.04	12.97	902	1.54	3.64	1.69	3.49	108
CLASS C
2007*	$10.02	$0.19	$0.25	$—	**	$(0.20)	$—	$10.26	4.40%	$215	1.56%	3.82%	1.71%	3.67%	39%
2007	9.88	0.37	0.13	—		(0.36)	—	10.02	5.14	252	1.56	3.69	1.71	3.54	171
2006	10.47	0.33	(0.52)	—		(0.33)	(0.07)	9.88	(1.90)	216	1.57	3.25	1.72	3.10	218
2005	10.24	0.29	0.33	—		(0.29)	(0.10)	10.47	6.12	352	1.58	2.79	1.73	2.64	214
2004	11.03	0.32	(0.55)	—		(0.32)	(0.24)	10.24	(2.11)	362	1.55	2.97	1.70	2.82	134
2003	10.25	0.38	0.93	—		(0.43)	(0.10)	11.03	13.09	340	1.54	3.64	1.69	3.49	108
ULTRA SHORT BOND FUND
CLASS I
2007*	$9.89	$0.23	$0.09	$—	**	$(0.23)	$—	$9.98	3.20%	$65,791	0.35%	4.56%	0.55%	4.36%	77%
2007	9.84	0.44	0.04	—		(0.43)	—	9.89	4.97	71,115	0.35	4.39	0.55	4.19	111
2006	9.91	0.34	(0.05)	—		(0.36)	—	9.84	2.93	98,120	0.36	3.46	0.56	3.26	85
2005	10.00	0.22	(0.07)	—		(0.24)	—	9.91	1.48	178,675	0.38	2.27	0.58	2.07	219
2004	10.08	0.16	(0.07)	—		(0.17)	—	10.00	0.93	176,280	0.36	1.54	0.56	1.34	120
2003(4)	10.00	0.09	0.08	—		(0.09)	—	10.08	1.67	129,599	0.26	1.81	0.58	1.49	239
CLASS A
2007*	$9.88	$0.21	$0.09	$—	**	$(0.21)	$—	$9.97	3.07%	$1,438	0.60%	4.31%	0.80%	4.11%	77%
2007	9.83	0.41	0.04	—		(0.40)	—	9.88	4.71	1,408	0.60	4.14	0.80	3.94	111
2006	9.90	0.32	(0.06)	—		(0.33)	—	9.83	2.67	1,541	0.61	3.21	0.81	3.01	85
2005	9.99	0.21	(0.09)	—		(0.21)	—	9.90	1.22	1,662	0.63	2.02	0.83	1.82	219
2004	10.08	0.13	(0.07)	—		(0.15)	—	9.99	0.58	3,178	0.61	1.29	0.81	1.09	120
2003(4)	10.02	0.06	0.06	—		(0.06)	—	10.08	1.23	109	0.52	1.55	0.84	1.17	239

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

(3)

Due to their investment strategy, Total Return Advantage Fund and Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

(4)

Ultra Short Bond Fund Class I and Class A commenced operations on December 2, 2002 and January 6, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

12

Allegiant Tax Exempt Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2007*	$9.77	$0.19	$0.12	$—	**	$(0.19)	$—	$9.89	3.21%	$80,965	0.56%	3.92%	0.71%	3.77%	26%
2007	9.90	0.38	(0.03)	—		(0.38)	(0.10)	9.77	3.55	98,131	0.57	3.83	0.72	3.68	56
2006	10.19	0.39	(0.29)	—		(0.39)	—	9.90	1.01	114,947	0.61	3.89	0.76	3.74	49
2005	10.13	0.39	0.06	—		(0.39)	—	10.19	4.54	131,474	0.61	3.85	0.76	3.70	9
2004	10.61	0.39	(0.46)	—		(0.41)	—	10.13	(0.70)	162,027	0.60	3.78	0.75	3.63	9
2003	10.17	0.40	0.44	—		(0.40)	—	10.61	8.45	175,441	0.60	3.92	0.75	3.77	11
CLASS A
2007*	$9.80	$0.18	$0.12	$—	**	$(0.18)	$—	$9.92	3.08%	$4,702	0.81%	3.67%	0.96%	3.52%	26%
2007	9.93	0.36	(0.03)	—		(0.36)	(0.10)	9.80	3.29	5,823	0.82	3.58	0.97	3.43	56
2006	10.22	0.36	(0.28)	—		(0.37)	—	9.93	0.76	6,027	0.86	3.64	1.01	3.49	49
2005	10.17	0.37	0.05	—		(0.37)	—	10.22	4.18	9,945	0.86	3.60	1.01	3.45	9
2004	10.64	0.37	(0.46)	—		(0.38)	—	10.17	(0.83)	8,295	0.85	3.53	1.00	3.38	9
2003	10.21	0.38	0.43	—		(0.38)	—	10.64	8.07	4,443	0.85	3.67	1.00	3.52	11
CLASS B
2007*	$9.76	$0.14	$0.13	$—	**	$(0.14)	$—	$9.89	2.82%	$210	1.55%	2.93%	1.70%	2.78%	26%
2007	9.90	0.28	(0.04)	—		(0.28)	(0.10)	9.76	2.44	405	1.55	2.85	1.70	2.70	56
2006	10.19	0.30	(0.29)	—		(0.30)	—	9.90	0.05	418	1.56	2.94	1.71	2.79	49
2005	10.13	0.30	0.06	—		(0.30)	—	10.19	3.56	540	1.56	2.90	1.71	2.75	9
2004	10.60	0.29	(0.45)	—		(0.31)	—	10.13	(1.54)	778	1.55	2.83	1.70	2.68	9
2003	10.16	0.30	0.44	—		(0.30)	—	10.60	7.43	828	1.56	2.96	1.71	2.81	11
CLASS C
2007*	$9.76	$0.15	$0.12	$—	**	$(0.15)	$—	$9.88	2.75%	$9	1.55%	2.93%	1.70%	2.78%	26%
2007	9.89	0.29	(0.03)	—		(0.29)	(0.10)	9.76	2.58	6	1.55	2.85	1.70	2.70	56
2006	10.19	0.30	(0.30)	—		(0.30)	—	9.89	(0.04)	39	1.56	2.94	1.71	2.79	49
2005	10.12	0.30	0.07	—		(0.30)	—	10.19	3.66	41	1.56	2.90	1.71	2.75	9
2004	10.60	0.30	(0.47)	—		(0.31)	—	10.12	(1.64)	84	1.55	2.83	1.70	2.68	9
2003	10.17	0.30	0.43	—		(0.30)	—	10.60	7.33	91	1.56	2.96	1.71	2.81	11
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2007*	$10.16	$0.21	$0.13	$—	**	$(0.21)	$—	$10.29	3.39%	$40,508	0.59%	4.15%	0.74%	4.00%	36%
2007	10.38	0.44	(0.08)	—		(0.44)	(0.14)	10.16	3.48	42,756	0.58	4.22	0.73	4.07	47
2006	10.80	0.47	(0.38)	—		(0.47)	(0.04)	10.38	0.88	64,058	0.61	4.42	0.76	4.27	28
2005	10.93	0.48	(0.11)	—		(0.48)	(0.02)	10.80	3.39	88,583	0.62	4.37	0.77	4.22	7
2004	11.45	0.46	(0.51)	—		(0.47)	—	10.93	(0.44)	123,614	0.60	4.11	0.75	3.96	5
2003	11.03	0.47	0.44	—		(0.47)	(0.02)	11.45	8.51	147,331	0.60	4.24	0.75	4.09	7
CLASS A
2007*	$10.15	$0.20	$0.13	$—	**	$(0.20)	$—	$10.28	3.26%	$12,400	0.84%	3.90%	0.99%	3.75%	36%
2007	10.37	0.41	(0.08)	—		(0.41)	(0.14)	10.15	3.22	13,460	0.83	3.97	0.98	3.82	47
2006	10.79	0.44	(0.38)	—		(0.44)	(0.04)	10.37	0.62	18,193	0.86	4.17	1.01	4.02	28
2005	10.92	0.45	(0.11)	—		(0.45)	(0.02)	10.79	3.14	12,645	0.87	4.12	1.02	3.97	7
2004	11.44	0.43	(0.51)	—		(0.44)	—	10.92	(0.68)	12,920	0.85	3.86	1.00	3.71	5
2003	11.02	0.45	0.44	—		(0.45)	(0.02)	11.44	8.23	14,112	0.85	3.99	1.00	3.84	7
CLASS B
2007*	$10.16	$0.16	$0.14	$—	**	$(0.16)	$—	$10.30	2.99%	$263	1.58%	3.16%	1.73%	3.01%	36%
2007	10.38	0.33	(0.08)	—		(0.33)	(0.14)	10.16	2.47	457	1.56	3.24	1.71	3.09	47
2006	10.81	0.37	(0.39)	—		(0.37)	(0.04)	10.38	(0.16)	730	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.11)	—		(0.37)	(0.02)	10.81	2.42	1,332	1.57	3.42	1.72	3.27	7
2004	11.46	0.36	(0.51)	—		(0.37)	—	10.94	(1.37)	1,492	1.55	3.16	1.70	3.01	5
2003	11.03	0.37	0.45	—		(0.37)	(0.02)	11.46	7.57	1,985	1.56	3.28	1.71	3.13	7
CLASS C
2007*	$10.17	$0.16	$0.14	$—	**	$(0.16)	$—	$10.31	2.99%	$38	1.58%	3.16%	1.73%	3.01%	36%
2007	10.39	0.34	(0.08)	—		(0.34)	(0.14)	10.17	2.49	40	1.56	3.24	1.71	3.09	47
2006	10.82	0.38	(0.40)	—		(0.37)	(0.04)	10.39	(0.16)	172	1.56	3.47	1.71	3.32	28
2005	10.94	0.37	(0.10)	—		(0.37)	(0.02)	10.82	2.51	301	1.57	3.42	1.72	3.27	7
2004	11.46	0.35	(0.51)	—		(0.36)	—	10.94	(1.38)	72	1.55	3.16	1.70	3.01	5
2003	11.03	0.37	0.45	—		(0.37)	(0.02)	11.46	7.57	320	1.56	3.28	1.71	3.13	7

13

Allegiant Tax Exempt Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS (Unaudited)	For the Six Months Ended November 30, 2007
and For the Years Ended May 31,
unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gain (Loss) on Investments	Payment from Affiliate (1)(2)	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
CLASS I
2007*	$10.93	$0.21	$0.15	$— **	$(0.21)	$—	$11.08	1.71%	$114,115	0.55%	3.78%	0.70%	3.63%	12%
2007	10.94	0.41	(0.01)	—	(0.41)	—	10.93	3.69	125,426	0.56	3.72	0.71	3.57	39
2006	11.24	0.41	(0.30)	—	(0.41)	—	10.94	1.03	140,658	0.60	3.73	0.75	3.58	39
2005	11.20	0.42	0.04	—	(0.42)	—	11.24	4.19	144,334	0.62	3.76	0.77	3.61	11
2004	11.70	0.41	(0.50)	—	(0.41)	—	11.20	(0.75)	163,549	0.60	3.61	0.75	3.46	13
2003	11.20	0.44	0.50	—	(0.44)	—	11.70	8.56	167,899	0.60	3.85	0.75	3.70	6
CLASS A
2007*	$10.89	$0.19	$0.16	$— **	$(0.19)	$—	$11.05	1.58%	$9,690	0.80%	3.53%	0.95%	3.38%	12%
2007	10.91	0.38	(0.02)	—	(0.38)	—	10.89	3.33	10,094	0.81	3.47	0.96	3.32	39
2006	11.20	0.39	(0.30)	—	(0.38)	—	10.91	0.86	10,509	0.85	3.48	1.00	3.33	39
2005	11.17	0.39	0.03	—	(0.39)	—	11.20	3.84	12,098	0.87	3.51	1.02	3.36	11
2004	11.66	0.38	(0.49)	—	(0.38)	—	11.17	(0.92)	9,618	0.85	3.36	1.00	3.21	13
2003	11.17	0.41	0.49	—	(0.41)	—	11.66	8.21	14,859	0.85	3.60	1.00	3.45	6
CLASS B
2007*	$10.87	$0.15	$0.15	$— **	$(0.15)	$—	$11.02	0.00%	$722	1.53%	2.79%	1.68%	2.64%	12%
2007	10.88	0.30	(0.01)	—	(0.30)	—	10.87	2.68	716	1.54	2.74	1.69	2.59	39
2006	11.18	0.31	(0.30)	—	(0.31)	—	10.88	0.06	980	1.55	2.78	1.70	2.63	39
2005	11.14	0.32	0.04	—	(0.32)	—	11.18	3.22	974	1.57	2.81	1.72	2.66	11
2004	11.63	0.30	(0.49)	—	(0.30)	—	11.14	(1.62)	881	1.55	2.66	1.70	2.51	13
2003	11.14	0.33	0.49	—	(0.33)	—	11.63	7.47	706	1.56	2.89	1.71	2.74	6
CLASS C
2007*	$10.88	$0.14	$0.16	$— **	$(0.15)	$—	$11.03	0.00%	$634	1.53%	2.79%	1.68%	2.64%	12%
2007	10.89	0.30	(0.01)	—	(0.30)	—	10.88	2.68	612	1.54	2.74	1.69	2.59	39
2006	11.18	0.31	(0.29)	—	(0.31)	—	10.89	0.16	645	1.55	2.78	1.70	2.63	39
2005	11.15	0.32	0.03	—	(0.32)	—	11.18	3.12	652	1.57	2.81	1.72	2.66	11
2004	11.64	0.30	(0.49)	—	(0.30)	—	11.15	(1.62)	1,074	1.55	2.66	1.70	2.51	13
2003	11.15	0.33	0.49	—	(0.33)	—	11.64	7.46	1,091	1.56	2.89	1.71	2.74	6
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
CLASS I
2007*	$10.28	$0.18	$0.16	$— **	$(0.18)	$—	$10.44	3.34%	$36,312	0.57%	3.50%	0.72%	3.35%	18%
2007	10.28	0.37	0.03	—	(0.37)	(0.03)	10.28	3.89	37,521	0.58	3.54	0.73	3.39	29
2006	10.56	0.37	(0.28)	—	(0.37)	—	10.28	0.90	44,427	0.62	3.59	0.77	3.44	52
2005	10.46	0.36	0.10	—	(0.36)	—	10.56	4.41	49,028	0.64	3.36	0.79	3.21	15
2004	10.96	0.36	(0.49)	—	(0.37)	—	10.46	(1.18)	54,675	0.63	3.38	0.78	3.23	14
2003	10.47	0.41	0.49	—	(0.41)	—	10.96	8.76	55,503	0.65	3.84	0.80	3.69	12
CLASS A
2007*	$10.30	$0.17	$0.16	$— **	$(0.17)	$—	$10.46	3.21%	$2,142	0.82%	3.25%	0.97%	3.10%	18%
2007	10.30	0.34	0.03	—	(0.34)	(0.03)	10.30	3.63	2,002	0.83	3.29	0.98	3.14	29
2006	10.58	0.35	(0.28)	—	(0.35)	—	10.30	0.66	1,941	0.87	3.34	1.02	3.19	52
2005	10.48	0.33	0.10	—	(0.33)	—	10.58	4.15	1,170	0.89	3.11	1.04	2.96	15
2004	10.98	0.34	(0.49)	—	(0.35)	—	10.48	(1.42)	1,299	0.88	3.13	1.03	2.98	14
2003	10.49	0.38	0.49	—	(0.38)	—	10.98	8.48	1,118	0.90	3.59	1.05	3.44	12
CLASS C
2007*	$10.29	$0.13	$0.17	$— **	$(0.13)	$—	$10.46	2.93%	$574	1.56%	2.51%	1.71%	2.36%	18%
2007	10.30	0.27	0.02	—	(0.27)	(0.03)	10.29	2.78	544	1.57	2.55	1.72	2.40	29
2006	10.57	0.27	(0.27)	—	(0.27)	—	10.30	0.05	790	1.57	2.64	1.72	2.49	52
2005	10.48	0.26	0.09	—	(0.26)	—	10.57	3.32	805	1.59	2.41	1.74	2.26	15
2004	10.97	0.26	(0.48)	—	(0.27)	—	10.48	(2.01)	887	1.58	2.43	1.73	2.28	14
2003	10.48	0.31	0.49	—	(0.31)	—	10.97	7.73	907	1.61	2.88	1.76	2.73	12

*	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

14

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 36.2%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$124	$135
9.000%, 05/01/20	42	46
8.500%, 09/01/16	3	3
8.000%, 07/01/25	95	102
7.500%, 07/01/10	1	1
7.500%, 11/01/10	4	4
7.500%, 05/01/11	60	62
7.000%, 11/01/10	68	70
7.000%, 11/01/28	612	643
6.500%, 09/01/08	9	9
6.500%, 11/01/10	17	17

		1,092

Federal National Mortgage Association — 35.2%
9.500%, 05/01/18	19	20
9.000%, 07/01/09	–(E)	–(E)
9.000%, 11/01/24	180	197
7.000%, 01/01/33	694	729
7.000%, 10/01/33	154	162
6.500%, 12/01/08	16	16
6.500%, 01/01/37 (TBA)	12,000	12,339
6.000%, 07/01/28	1	1
6.000%, 01/01/34	213	217
6.000%, 11/01/35	294	299
6.000%, 09/01/36	11,810	12,007
6.000%, 01/01/37 (TBA)	9,670	9,829
5.500%, 12/01/33	9,079	9,118
5.500%, 05/01/35	1,834	1,838
5.500%, 12/01/36	15,017	15,054
5.500%, 07/01/37	15,920	15,949
5.455%, 01/01/36(A)	7,574	7,605
5.000%, 06/01/20	5,418	5,419
5.000%, 10/01/35	10,976	10,769
5.000%, 11/01/35	3,015	2,959
5.000%, 12/01/35	2,895	2,841
4.500%, 08/01/20	8,623	8,500
4.500%, 10/01/20	4,004	3,942
4.500%, 03/01/21	7,517	7,409
4.500%, 09/01/35	3,868	3,681

		130,900

Government National Mortgage Association — 0.7%
8.500%, 09/15/21	3	3
8.500%, 11/15/21	40	43
8.500%, 07/15/22	16	17
8.250%, 04/20/17	3	3
8.000%, 03/15/08	2	2
8.000%, 01/15/30	249	270
7.500%, 12/15/29	51	55
6.500%, 06/15/32	258	268
6.500%, 10/15/33	252	262
6.000%, 08/15/32	143	147
6.000%, 02/15/33	1,142	1,174
6.000%, 11/15/33	252	259
6.000%, 11/15/34	18	19

		2,522

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $133,174)		134,514

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bonds — 10.6%
6.250%, 08/15/23#	$22,740	$27,473
5.375%, 02/15/31#	2,555	2,905
4.500%, 02/15/36#	8,940	9,067

		39,445

U.S. Treasury Notes — 5.9%
4.875%, 07/31/11#	6,900	7,296
4.875%, 08/15/16#	1,875	2,003
4.750%, 05/15/14#	11,650	12,396

		21,695

Total U.S. Treasury Obligations (Cost $ 58,354)		61,140

ASSET BACKED SECURITIES — 14.0%
Automotive — 3.0%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	3,655	3,687
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	1,388	1,385
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A3
5.030%, 05/16/11	3,465	3,492
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,380	2,400

		10,964

Credit Cards — 8.2%
American Express Credit Account Master Trust, Series 2003-2, Cl A
4.762%, 10/15/10## (A)	6,000	5,999
Chase Issuance Trust, Series 2005-A3, Cl A
4.672%, 10/17/11## (A)	5,000	4,988
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,719
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,508
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,711
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
4.642%, 09/15/11## (A)	6,700	6,680

		30,605

Mortgage Related — 1.3%
Bear Stearns, Series 1999-2, Cl AF2 7.910%, 10/25/29 (B)	375	374
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	4,579

		4,953

15

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — 1.5%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	$5,050	$5,645

Total Asset Backed Securities (Cost $51,432)		52,167

CORPORATE BONDS — 13.7%
Cable — 0.5%
Comcast
5.300%, 01/15/14	825	813
Time Warner Cable
5.850%, 05/01/17	1,025	1,015

		1,828

Energy — 1.0%
Energy Transfer Partners
5.950%, 02/01/15	850	834
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	810	855
Nexen
5.875%, 03/10/35	1,255	1,173
XTO Energy
6.250%, 08/01/17	655	691

		3,553

Financials — 6.7%
American Express Bank FSB
5.550%, 10/17/12#	675	683
Bank of America
7.800%, 09/15/16	1,250	1,392
Capmark Financial Group
5.875%, 05/10/12 (C)	900	698
CIT Group
6.100%, 03/15/49 (A)	800	581
Citigroup
7.250%, 10/01/10	1,200	1,276
6.125%, 11/21/17	700	722
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	735	655
General Electric Capital, Series A (MTN)
6.000%, 06/15/12	2,630	2,774
Goldman Sachs Capital II
5.793%, 06/01/49 (A)	925	827
HSBC Finance
6.750%, 05/15/11	1,375	1,438
6.375%, 10/15/11	1,250	1,285
ING USA Global Funding
4.500%, 10/01/10	1,000	1,017
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,291
International Lease Finance (MTN)
5.625%, 09/15/10	1,700	1,731
JPMorgan Chase
5.125%, 09/15/14#	1,000	986
KeyBank
5.800%, 07/01/14	985	1,006
Lloyds TSB Group PLC
6.267%, 11/14/16# (A) (C)	1,250	1,125
Merrill Lynch
6.400%, 08/28/17	600	609
MUFG Capital Finance 1
6.346%, 07/25/16 (A)	825	795
Regions Financing Trust II
6.625%, 05/01/47 (A)	850	729
Residential Capital
6.375%, 06/30/10	690	462
6.500%, 04/17/13	755	493
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (A)	625	636
SLM (MTN)
5.375%, 05/15/14	875	773
Wachovia Capital Trust III
5.800%, 08/29/49# (A)	1,000	963

		24,947

Healthcare — 0.2%
WellPoint
5.000%, 12/15/14	975	934

Industrials — 0.4%
Centex
6.500%, 05/01/16	900	777
D.R. Horton
6.875%, 05/01/13	775	717

		1,494

Insurance — 0.5%
American General Finance (MTN)
3.875%, 10/01/09	1,195	1,181
AXA SA
6.379%, 12/14/49 (A) (C)	975	828

		2,009

Real Estate Investment Trusts — 0.6%
iStar Financial
5.950%, 10/15/13	1,500	1,285
Realty Income
6.750%, 08/15/19	800	831

		2,116

Retail — 0.9%
CVS Caremark
5.750%, 06/01/17	750	756
Home Depot
5.875%, 12/16/36#	1,000	850
Tesco PLC
5.500%, 11/15/17 (C)	730	727
Wal-Mart Stores
5.250%, 09/01/35	1,030	899

		3,232

Telecommunications — 0.8%
AT&T
5.625%, 06/15/16	560	569
GTE
6.940%, 04/15/28	800	847
Nextel Communications
7.375%, 08/01/15	835	823
Telefonica Emisiones SAU
6.221%, 07/03/17	850	886

		3,125

16

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — 0.6%
Burlington Northern Santa Fe
6.750%, 07/15/11	$1,200	$1,294
ERAC USA Finance
6.375%, 10/15/17 (C)	900	892

		2,186

Utilities — 1.5%
Appalachian Power
4.950%, 02/01/15	850	821
Bruce Mansfield Unit
6.850%, 06/01/34	575	589
Midamerican Energy
6.750%, 12/30/31	1,000	1,097
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	875	872
Nisource Finance
6.400%, 03/15/08	700	729
Southwestern Public Service
6.000%, 10/01/36	860	817
Virginia Electric and Power
6.350%, 11/30/37	710	718

		5,643

Total Corporate Bonds (Cost $52,774)		51,067

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Farm Credit Bank — 1.1%
4.576%, 03/02/09## (A)	4,200	4,202

Federal Home Loan Mortgage Corporation — 0.1%
4.260%, 12/10/07 (DN)## (D)	125	125

Federal National Mortgage Association — 10.2%
4.430%, 08/29/08 (DN)# (D)	7,020	6,817
4.420%, 08/29/08 (DN)# (D)	2,490	2,418
4.360%, 08/29/08 (DN)# (D)	1,990	1,932
4.228%, 02/13/08 (DN) (D)	3,215	3,188
4.115%, 08/29/08 (DN)# (D)	10,375	10,075
4.040%, 08/29/08 (DN)# (D)	4,860	4,719
3.980%, 08/29/08 (DN)# (D)	5,195	5,045
3.910%, 08/29/08 (DN)# (D)	3,855	3,744

		37,938

Total U.S. Government Agency Obligations (Cost $42,171)		42,265

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.8%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	9,882
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,114
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	5,700	5,713
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,774

Total Collateralized Mortgage Obligations (Cost $24,776)		25,483

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	5,208
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (A)	6,600	6,582
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	5,601

Total Commercial Mortgage-Backed Securities (Cost $17,385)		17,391

	Number of Shares
PREFERRED STOCK — 0.2%
Financial Conduits — 0.2%
Freddie Mac (Cost $625)	25,000	638

AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $6,922)	6,921,795	6,922

Total Investments Before Collateral for Loaned Securities – 105.4% (Cost $387,613)		391,587

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 27.9%
Certificates of Deposit — 1.3%
Bank Nova Scotia NY
5.060%, 01/16/08	$1,203	1,203
Barclays Bank NY
5.160%, 01/22/08	1,684	1,684
Royal Bank of Scotland NY
5.050%, 01/22/08	1,035	1,035
5.150%, 01/30/08	842	851

		4,773

Commercial Paper†† — 0.5%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	361	360
Orange and Rockland Utilities
4.800%, 12/03/07	1,805	1,804

		2,164

Master Notes — 3.6%
Bear Stearns
4.888%, 12/05/07	7,219	7,219
JPMorgan Securities
4.788%, 12/17/07	6,015	6,015

		13,234

Medium Term Notes — 4.8%
General Electric Capital
4.848%, 05/19/08 (A)	4,030	4,031

17

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Liquid Funding LLC
4.589%, 06/11/08 (A)	$3,008	$3,007
Merrill Lynch
4.753%, 07/07/08 (A)	8,422	8,434
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	1,203	1,203
4.750%, 08/14/08 (A)	1,203	1,203

		17,878

Repurchase Agreements — 17.7%
Bear Stearns
4.763%, 12/03/07	18,046	18,046
4.788%, 12/03/07	9,023	9,023
Greenwich Capital
4.888%, 12/03/07	12,031	12,031
Lehman Brothers
4.768%, 12/03/07	26,755	26,755

		65,855

Total Short Term Investments Held as Collateralfor Loaned Securities (Cost $103,904)‡		103,904

TOTAL INVESTMENTS — 133.3% (Cost $491,517)*		495,491

Other Assets & Liabilities – (33.3)%		(123,909)

TOTAL NET ASSETS — 100.0%		$371,582

*	Aggregate cost for Federal income tax purposes is (000) $491,649.

Gross unrealized appreciation (000)	$6,554
Gross unrealized depreciation (000)	(2,712)

Net unrealized appreciation (000)	$3,842

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $102,131.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

(B)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2007.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,270 and represents 1.1% of net assets as of November 30, 2007.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(E)	Par and Value are less than $500.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

STATEMENT OF

ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $380,691)	$384,665
Investments in affiliates at value, (Cost $6,922)	6,922
Short term investments held as collateral for loaned securities, (Cost $103,904)	103,904
Receivable for investments sold	23,411
Interest receivable	2,515
Receivable for shares of beneficial interest sold	1,155
Prepaid expenses	18

Total Assets	522,590

LIABILITIES
Payable for collateral for loaned securities	103,904
Payable for investment securities purchased	45,449
Payable for shares of beneficial interest purchased	285
Dividends Payable
Class I	1,107
Class A	7
Investment advisory fees payable	137
12b-1 Fees Payable
Class I	36
Class A	2
Administration fees payable	18
Custody fees payable	5
Trustee fees payable	21
Transfer agent fees payable	8
Other liabilities	29

Total Liabilities	151,008

TOTAL NET ASSETS	$371,582

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$393,029
Undistributed Net Investment Income	220
Accumulated Net Realized Loss on Investments	(25,641)
Net Unrealized Appreciation on Investments	3,974

Total Net Assets	$371,582

Net Asset Value, Offering and Redemption Price Per Share — Class I ($364,771,374 ÷ 35,982,498 outstanding shares of beneficial interest)	$10.14

Net Asset Value and Redemption Price Per Share — Class A ($6,243,273 ÷ 614,425 outstanding shares of beneficial interest)	$10.16

Maximum Offering Price Per Share — Class A ($10.16 ÷ 95.50%)	$10.64

Net Asset Value and Offering Price Per Share — Class B ($328,816 ÷ 32,396 outstanding shares of beneficial interest)	$10.15

Net Asset Value and Offering Price Per Share — Class C ($238,352 ÷ 23,515 outstanding shares of beneficial interest)	$10.14

See Notes to Financial Statements.

18

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 93.5%
Federal Home Loan Mortgage Corporation — 2.8%
12.250%, 08/01/15	$74	$82
9.750%, 11/01/08 to 04/01/09	8	8
9.250%, 08/01/13	1	1
9.000%, 06/01/09 to 09/01/20	186	198
8.750%, 06/01/16 to 05/01/17	32	34
8.500%, 09/01/17 to 01/01/22	138	146
8.000%, 07/01/09 to 03/01/22	102	108
7.000%, 05/01/31	132	138
6.000%, 10/01/32	1,117	1,139
5.000%, 11/01/35	5,222	5,131

		6,985

Federal National Mortgage Association — 85.8%
12.500%, 05/01/15	81	92
11.250%, 05/01/14	15	17
10.000%, 06/01/21	16	19
9.000%, 06/01/09 to 10/01/19	22	24
8.500%, 11/01/21 to 09/01/23	41	44
8.000%, 12/01/17 to 03/01/23	18	19
7.500%, 09/01/22 to 05/01/32	796	849
7.000%, 12/01/15 to 10/01/32	1,034	1,085
6.500%, 12/01/12 to 08/01/36	7,903	8,142
6.500%, 01/01/37 (TBA)	4,000	4,113
6.000%, 01/01/37 (TBA)	17,500	17,787
6.000%, 09/01/17 to 05/01/37	29,101	29,609
5.500%, 11/01/09 to 08/01/37	82,121	82,426
5.000%, 06/01/18 to 11/01/35	56,340	55,577
4.500%, 04/01/18 to 03/01/21	19,447	19,179

		218,982

Government National Mortgage Association — 4.9%
17.000%, 11/15/11	45	53
15.000%, 06/15/11 to 01/15/13	561	662
14.500%, 09/15/12 to 08/15/14	5	6
14.000%, 05/15/11 to 02/15/15	193	224
13.500%, 05/15/10 to 01/20/15	220	254
13.000%, 11/15/10 to 06/20/15	227	262
12.500%, 04/15/10 to 01/20/16	422	480
12.000%, 08/15/12 to 09/15/15	217	253
11.500%, 02/15/13 to 08/15/14	61	70
9.250%, 12/15/16 to 05/15/21	66	72
9.000%, 09/15/08 to 11/15/24	435	466
8.750%, 08/15/08 to 12/15/16	52	55
8.500%, 01/15/17 to 09/15/24	348	378
8.250%, 06/15/08 to 07/15/08	2	2
8.000%, 04/15/17 to 05/20/30	933	1,008
7.500%, 09/20/15 to 09/20/30	1,758	1,873
7.000%, 12/15/10 to 06/15/32	3,105	3,284
6.500%, 10/15/22 to 09/15/31	2,254	2,337
6.000%, 07/20/29	849	871

		12,610

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $236,037)		238,577

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 7.6%
Credit Cards — 7.6%
American Express Credit Account Master Trust, Series 2003-2, Cl A
4.762%, 10/15/10## (A)	$4,550	$4,550
Chase Issuance Trust, Series 2005-A3, Cl A
4.672%, 10/17/11## (A)	5,000	4,988
Citibank Credit Card Issuance Trust, Series 2005-A10, Cl A10
4.662%, 12/15/10## (A)	5,000	4,990
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
4.642%, 09/15/11## (A)	5,000	4,985

Total Asset Backed Securities (Cost $19,561)		19,513

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	46	47
Fannie Mae, Series 2003-64, Cl BX
6.000%, 03/25/30	3,354	3,425
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	77	77
Freddie Mac, Series 2869, Cl MD
5.000%, 02/15/29	7,000	7,025
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	207	206

Total Collateralized Mortgage Obligations (Cost $10,471)		10,780

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Note — 1.2%
4.500%, 05/15/10#	3,000	3,106

(Cost $2,966)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Farm Credit Bank — 0.8%
4.576%, 03/02/09## (A)	2,075	2,076

Federal Home Loan Mortgage Corporation — 0.1%
4.260%, 12/10/07 (DN)## (B)	100	100

Total U.S. Government Agency Obligations (Cost $2,174)		2,176

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Advantage Institutional Money Market Fund, Class I††	2,709,987	2,710
(Cost $2,710)

Total Investments Before Collateral for Loaned Securities – 108.6% (Cost $273,919)		276,862

19

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.2%
Certificates of Deposit — 0.1%
Bank Nova Scotia NY
5.060%, 01/16/08	$37	$37
Barclays Bank NY
5.160%, 01/22/08	52	51
Royal Bank of Scotland NY
5.050%, 01/22/08	32	32
5.150%, 01/30/08	26	26

		146

Commercial Paper† — 0.0%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	11	11
Orange and Rockland Utilities
4.800%, 12/03/07	55	55

		66

Master Notes — 0.1%
Bear Stearns
4.888%, 12/05/07	221	221
JPMorgan Securities
4.788%, 12/17/07	184	184

		405

Medium Term Notes — 0.2%
General Electric Capital
4.848%, 05/19/08 (A)	123	123
Liquid Funding LLC
4.589%, 06/11/08 (A)	92	92
Merrill Lynch
4.753%, 07/07/08 (A)	258	258
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	37	37
4.750%, 08/14/08 (A)	37	37

		547

Repurchase Agreements — 0.8%
Bear Stearns
4.763%, 12/03/07	552	553
4.788%, 12/03/07	276	276
Greenwich Capital
4.888%, 12/03/07	368	368
Lehman Brothers
4.768%, 12/03/07	819	819

		2,016

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $3,180)‡		3,180

TOTAL INVESTMENTS — 109.8% (Cost $277,099)*		$280,042

Other Assets & Liabilities – (9.8)%		(24,919)

TOTAL NET ASSETS — 100.0%		$255,123

*	Aggregate cost for Federal income tax purposes is (000) $277,099.

Gross unrealized appreciation (000)	$3,383
Gross unrealized depreciation (000)	(440)

Net unrealized appreciation (000)	$2,943

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,109.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

TBA — To Be Announced

See Notes to Financial Statements.

20

Allegiant Government Mortgage Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2007 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Cost $271,209)	$274,152
Investments in affiliates at value, (Cost $2,710)	2,710
Short term investments held as collateral for loaned securities, (Cost $3,180)	3,180
Receivable for investments sold	21,757
Receivable for shares of beneficial interest sold	215
Maturities receivable	8
Interest receivable	1,157
Prepaid expenses	18

Total Assets	303,197

LIABILITIES
Payable for collateral for loaned securities	3,180
Payable for shares of beneficial interest purchased	317
Payable for investment securities purchased	43,517
Dividends Payable
Class I	841
Class A	12
Class B	2
Investment advisory fees payable	83
12b-1 fees payable
Class I	23
Class A	3
Class B	1
Shareholder services fees payable
Class A	1
Administration fees payable	12
Custody fees payable	7
Transfer agent fees payable	10
Trustee fees payable	13
Other liabilities	52

Total Liabilities	48,074

TOTAL NET ASSETS	$255,123

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$262,886
Undistributed Net Investment Income	134
Accumulated Net Realized Loss on Investments	(10,840)
Net Unrealized Appreciation on Investments	2,943

Total Net Assets	$255,123

Net Asset Value, Offering and Redemption Price Per Share — Class I ($239,391,580 ÷ 25,938,643 outstanding shares of beneficial interest)	$9.23

Net Asset Value and Redemption Price Per Share — Class A ($11,632,911 ÷ 1,260,608 outstanding shares of beneficial interest)	$9.23

Maximum Offering Price Per Share — Class A ($9.23 ÷ 95.50%)	$9.66

Net Asset Value and Offering Price Per Share — Class B ($2,964,442 ÷ 322,150 outstanding shares of beneficial interest)	$9.20

Net Asset Value and Offering Price Per Share — Class C ($1,134,272 ÷ 123,078 outstanding shares of beneficial interest)	$9.22

See Notes to Financial Statements.

21

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Notes — 31.1%
6.500%, 02/15/10#	$1,895	$2,032
4.875%, 08/15/09#	9,365	9,637
4.875%, 07/31/11#	50,270	53,153
4.875%, 08/15/16#	26,245	28,035
4.750%, 05/15/14#	11,065	11,774
3.875%, 05/15/09#	6,245	6,317

Total U.S. Treasury Obligations (Cost $ 107,146)		110,948

CORPORATE BONDS — 19.8%
Cable — 0.3%
Time Warner Cable
5.850%, 05/01/17	1,000	990

Consumer Staples — 0.3%
Clorox
5.450%, 10/15/12	1,075	1,101

Energy — 1.2%
Apache
5.250%, 04/15/13	1,000	1,026
Energy Transfer Partners
5.950%, 02/01/15	1,000	981
Marathon Oil
6.000%, 10/01/17	950	972
XTO Energy
4.900%, 02/01/14	1,160	1,141

		4,120

Financials — 9.8%
American Express Bank FSB
5.550%, 10/17/12#	625	632
Bank of America
5.750%, 12/01/17	1,555	1,558
Bank One
5.250%, 01/30/13	2,050	2,053
BB&T
4.750%, 10/01/12	1,625	1,622
Bear Stearns
5.350%, 02/01/12#	1,475	1,442
Capmark Financial Group
5.875%, 05/10/12(A)	900	698
CIT Group
5.650%, 02/13/17	400	348
CIT Group (MTN)
5.125%, 09/30/14	1,250	1,112
Citigroup
7.250%, 10/01/10	2,074	2,206
6.125%, 11/21/17	1,100	1,134
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	700	623
General Electric Capital, Cl A (MTN)
5.450%, 01/15/13	430	444
General Electric Capital, Series A (MTN)
6.000%, 06/15/12	3,565	3,760
Goldman Sachs
5.000%, 10/01/14	1,335	1,305
HSBC Finance
6.750%, 05/15/11	2,800	2,928
6.375%, 10/15/11	625	643
ING USA Global Funding
4.500%, 10/01/10	1,400	1,424
International Lease Finance (MTN)
5.625%, 09/15/10	1,400	1,425
5.650%, 06/01/14	700	713
KeyBank
5.800%, 07/01/14	980	1,001
Merrill Lynch
6.400%, 08/28/17	1,800	1,828
Morgan Stanley
4.750%, 04/01/14	2,000	1,909
Republic New York
7.750%, 05/15/09	1,770	1,847
Residential Capital
6.375%, 06/30/10	700	469
6.500%, 04/17/13	775	506
SLM (MTN)
5.000%, 10/01/13	1,000	855
Wells Fargo
4.950%, 10/16/13	315	314

		34,799

Food, Beverage & Tobacco — 0.3%
Diageo Capital PLC
5.750%, 10/23/17	1,075	1,090

Healthcare — 0.5%
AstraZeneca PLC
5.900%, 09/15/17	950	995
WellPoint
5.000%, 12/15/14	1,000	958

		1,953

Industrials — 0.4%
Centex
6.500%, 05/01/16	875	755
D.R. Horton
6.875%, 05/01/13	750	694

		1,449

Insurance — 0.8%
American General Finance (MTN)
3.875%, 10/01/09	1,415	1,399
Genworth Financial
5.650%, 06/15/12	950	974
Prudential Financial (MTN)
6.000%, 12/01/17	650	645

		3,018

Real Estate Investment Trusts — 0.9%
ERP Operating
5.500%, 10/01/12	965	976
iStar Financial
5.950%, 10/15/13	1,350	1,156
Realty Income
5.950%, 09/15/16	1,225	1,228

		3,360

Retail — 0.7%
CVS Caremark
5.750%, 06/01/17	960	967

22

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Lowe’s
5.600%, 09/15/12	$850	$877
Tesco PLC
5.500%, 11/15/17 (A)	700	698

		2,542

Telecommunications — 1.1%
AT&T
5.625%, 06/15/16	910	925
Nextel Communications
7.375%, 08/01/15	875	862
Telefonica Emisiones SAU
6.221%, 07/03/17	870	906
Verizon Communications
5.550%, 02/15/16	1,350	1,364

		4,057

Transportation — 0.8%
Burlington Northern Santa Fe
6.750%, 07/15/11	1,177	1,269
ERAC USA Finance
6.375%, 10/15/17 (A)	850	842
Union Pacific
5.750%, 11/15/17#	575	582

		2,693

Utilities — 2.7%
Appalachian Power
4.950%, 02/01/15	810	782
Consumers Energy, Cl F
4.000%, 05/15/10	1,035	1,021
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	880	877
Nisource Finance
6.400%, 03/15/08	900	937
Pacificorp
5.450%, 09/15/13	1,040	1,054
PSI Energy
6.050%, 06/15/16	1,225	1,267
Southern
5.300%, 01/15/12	670	683
Virginia Electric & Power
4.750%, 03/01/13	1,835	1,790
Xcel Energy
5.613%, 04/01/17 (A)	1,100	1,105

		9,516

Total Corporate Bonds (Cost $71,078)		70,688

ASSET BACKED SECURITIES — 13.3%
Automotive — 5.9%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	6,000	6,019
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	3,480	3,510
USAA Auto Owner Trust Series 2007-2, Cl A3
4.900%, 02/15/12	4,910	4,938
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	4,500	4,481
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,230	2,248

		21,196

Credit Cards — 5.5%
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	3,250	3,217
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,503
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,295
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,451

		19,466

Utilities — 1.9%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,707

Total Asset Backed Securities (Cost $ 46,876)		47,369

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,173
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	953	908
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	6,866
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,393
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,276
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,879
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	853	822
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.734%, 07/25/34 (B)	5,530	5,266

Total Collateralized Mortgage Obligations (Cost $ 42,786)		43,583

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 12.0%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,620	2,514

Federal National Mortgage Association — 11.3%
6.000%, 10/01/36	8,353	8,493
5.500%, 10/01/09	7	7
5.500%, 12/01/36	10,468	10,494

23

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.500%, 04/01/37	$3,329	$3,336
5.500%, 07/01/37	1,040	1,042
5.455%, 01/01/36 (B)	8,611	8,646
4.500%, 08/01/20	8,253	8,135

		40,153

Government National Mortgage Association — 0.0%
9.000%, 09/15/08	1	1
9.000%, 10/15/08	2	2
9.000%, 11/15/08	3	3
9.000%, 12/15/08	3	3
9.000%, 02/15/09	3	3
9.000%, 03/15/09	–(C)	–(C)
9.000%, 04/15/09	8	9
9.000%, 05/15/09	14	15
9.000%, 07/15/09	1	1

		37

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 42,397)		42,704

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal National Mortgage Association — 8.7%
4.430%, 08/29/08 (DN)# (D)	4,305	4,180
4.420%, 08/29/08 (DN)# (D)	1,575	1,529
4.060%, 08/29/08 (DN)# (D)	21,000	20,393
4.040%, 08/29/08 (DN)# (D)	1,430	1,389
3.910%, 08/29/08 (DN)# (D)	3,495	3,394

Total U.S. Government Agency Obligations (Cost $ 30,817)		30,885

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	3,602	3,649

(Cost $ 3,618)
	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Advantage Institutional Money Market Fund, Class I††	4,677,735	4,678

(Cost $ 4,678)
Total Investments Before Collateral for Loaned Securities – 99.5% (Cost $ 349,396)		354,504

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 41.6%
Certificates of Deposit — 1.9%
Bank Nova Scotia NY
5.060%, 01/16/08	$1,714	1,715
Barclays Bank NY
5.160%, 01/22/08	2,400	2,400
Royal Bank of Scotland NY
5.050%, 01/22/08	$1,474	$1,474
5.150%, 01/30/08	1,200	1,212

		6,801

Commercial Paper† — 0.9%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	514	514
Orange and Rockland Utilities
4.800%, 12/03/07	2,572	2,571

		3,085

Master Notes — 5.3%
Bear Stearns
4.888%, 12/05/07	10,287	10,287
JPMorgan Securities
4.788%, 12/17/07	8,572	8,572

		18,859

Medium Term Notes — 7.2%
General Electric Capital
4.848%, 05/19/08 (B)	5,744	5,744
Liquid Funding LLC
4.589%, 06/11/08 (B)	4,286	4,285
Merrill Lynch
4.753%, 07/07/08 (B)	12,001	12,019
Morgan Stanley Dean Witter
4.700%, 08/01/08 (B)	1,714	1,715
4.750%, 08/14/08 (B)	1,714	1,714

		25,477

Repurchase Agreements — 26.3%
Bear Stearns
4.788%, 12/03/07	12,859	12,859
4.763%, 12/03/07	25,717	25,717
Greenwich Capital
4.888%, 12/03/07	17,145	17,145
Lehman Brothers
4.768%, 12/03/07	38,127	38,127

		93,848

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $148,070)‡		148,070

TOTAL INVESTMENTS — 141.1% (Cost $497,466)*		502,574

24

Value (000)
Other Assets & Liabilities — (41.1)%
Dividends Payable
Class I	$(871)
Class A	(4)
Class B	(1)
Investment Advisory Fees Payable 12b-1 Fees Payable	(117)
Class I	(44)
Class A	(2)
Class B	(1)
Administration Fees Payable	(17)
Custody Fees Payable	(5)
Trustees’ Fees Payable	(24)
Payable for Collateral for Loaned Securities	(148,070)
Payable for Investments Purchased	(2,828)
Payable for Shares of Beneficial Interest Redeemed	(460)
Other	6,060

Total Other Assets & Liabilities	(146,384)

TOTAL NET ASSETS — 100.0%	$356,190

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$360,777
Undistributed Net Investment Income	301
Accumulated Net Realized Loss on Investments	(9,996)
Net Unrealized Appreciation on Investments	5,108

Total Net Assets	$356,190

Net Asset Value, Offering and Redemption Price Per Share — Class I ($342,548,751 ÷ 31,831,023 outstanding shares of beneficial interest)	$10.76

Net Asset Value and Redemption Price Per Share — Class A ($8,689,306 ÷ 806,288 outstanding shares of beneficial interest)	$10.78

Maximum Offering Price Per Share — Class A ($10.78 ÷ 95.50%)	$11.29

Net Asset Value and Offering Price Per Share — Class B ($4,352,010 ÷ 403,545 outstanding shares of beneficial interest)	$10.78

Net Asset Value and Offering Price Per Share — Class C ($599,856 ÷ 55,515 outstanding shares of beneficial interest)	$10.81

*	Aggregate cost for Federal income tax purposes is (000) $497,793.

Gross unrealized appreciation (000)	$6,398
Gross unrealized depreciation (000)	(1,617)

Net unrealized appreciation (000)	$4,781

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $145,219.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $3,343 and represents 0.9% of net assets as of November 30, 2007.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

(C)	Par and Value are less than $500.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl	— Class

DN	— Discount Note

LLC	— Limited Liability Company

MTN	— Medium Term Note

PLC	— Public Liability Company

See Notes to Financial Statements.

25

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 23.7%
Automotive — 13.2%
Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	$2,060	$2,050
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	2,700	2,688
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	1,570	1,584
Hyundai Auto Receivables Trust, Series 2004-A, Cl A3
2.970%, 05/15/09	98	98
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	2,185	2,166
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A3
5.030%, 05/16/11	1,480	1,492
USAA Auto Owner Trust, Series 2006-1, Cl A3
5.010%, 09/15/10	2,256	2,258
USAA Auto Owner Trust Series 2007-2, Cl A3
4.900%, 02/15/12	2,290	2,303
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	1,015	1,011
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	2,350	2,340
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	340	340
World Omni Auto Receivables Trust, Series 2006-B, Cl A3
5.150%, 11/15/10	2,000	2,006

		20,336

Credit Cards — 7.1%
Bank One Issuance Trust, Series 2003-A7, Cl A7
3.350%, 03/15/11	3,000	2,976
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	1,660	1,686
Citibank Credit Card Issuance Trust Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,184
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	2,992

		10,838

Mortgage Related — 2.3%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (A)	226	225
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	2,107	2,108
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	$1,067	$1,050
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	147	146

		3,529

Other — 1.1%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,600	1,646

Total Asset Backed Securities (Cost $36,167)		36,349

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.6%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
3.993%, 02/25/33 (B)	341	341
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	850	853
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	967	971
Countrywide Alternative Loan Trust, Series 2004-29CB, Cl A6
4.000%, 01/25/35	593	584
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.570%, 09/20/34 (B)	1,552	1,526
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	820	826
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,599	1,598
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	2,387	2,367
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	1,973	1,989
First Horizon Asset Securities Series 2004-1 CI 1A1
5.500%, 03/25/34	738	742
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	3,595	3,579
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	1,847	1,838
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	261	261
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,017
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	2,900	2,907
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	1,003	1,000
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	2,397	2,443
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	356	351
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	440	434

26

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	$1,199	$1,194
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	1,228	1,206
Structured Asset Securities, Series, 2003-1, Cl 2A1
6.000%, 02/25/18	1,141	1,143
Washington Mutual, Series 2002-S8, Cl 2A1
4.500%, 01/25/18	102	101
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	1,251	1,245

Total Collateralized Mortgage Obligations (Cost $ 31,429)		31,516

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Notes — 18.8%
4.500%, 05/15/10#	9,740	10,082
3.875%, 09/15/10#	11,720	11,975
3.500%, 12/15/09#	6,600	6,663

Total U.S. Treasury Obligations (Cost $ 27,973)		28,720

CORPORATE BONDS — 17.9%
Cable — 0.7%
Comcast MO of Delaware
9.000%, 09/01/08	1,000	1,028

Financials — 11.2%
Associates Corp. of North America
6.250%, 11/01/08	275	278
8.550%, 07/15/09	1,250	1,325
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,474
CIT Group
5.000%, 11/24/08	1,000	987
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	315	280
FleetBoston Financial
7.375%, 12/01/09	500	526
General Electric Capital (MTN)
5.200%, 02/01/11	1,500	1,542
Goldman Sachs
6.875%, 01/15/11	1,000	1,063
HSBC Finance
8.000%, 07/15/10	1,500	1,611
International Lease Finance (MTN)
5.625%, 09/15/10	720	733
JPMorgan Chase
6.375%, 04/01/08	1,750	1,754
Lehman Brothers Holdings (MTN)
5.320%, 04/03/09 (B)	525	516
Merrill Lynch (MTN)
4.831%, 10/27/08	735	728
National Westminster Bank PLC
7.375%, 10/01/09	538	573
Republic New York
7.750%, 05/15/09	720	751
Residential Capital
7.125%, 11/21/08	410	322
SLM (MTN)
4.000%, 01/15/09	1,022	987
Wachovia
5.300%, 10/15/11	1,650	1,658

		17,108

Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	400	395

Insurance — 1.7%
Allstate Life Global Funding Trusts (MTN)
3.850%, 01/25/08	1,000	998
American General Finance (MTN)
4.625%, 05/15/09	400	400
Genworth Financial
5.231%, 05/16/09	355	358
Reliastar Financial
6.500%, 11/15/08	810	817

		2,573

Real Estate Investment Trusts — 0.7%
iStar Financial
5.970%, 03/03/08 (B)	650	641
Liberty Property LP
7.250%, 03/15/11	402	429

		1,070

Retail — 0.3%
Home Depot
3.750%, 09/15/09	540	530

Telecommunications — 1.1%
British Telecommunications PLC
8.625%, 12/15/10	390	428
GTE
6.460%, 04/15/08	1,255	1,261

		1,689

Transportation — 0.3%
FedEx
5.500%, 08/15/09	500	510

Utilities — 1.6%
Appalachian Power
3.600%, 05/15/08	400	398
Dominion Resources
5.125%, 12/15/09	550	553
Florida Power
5.279%, 11/14/08 (B)	380	379
Midamerican Funding LLC
6.339%, 03/01/09	640	652
Xcel Energy
3.400%, 07/01/08	560	554

		2,536

Total Corporate Bonds (Cost $27,401)		27,439

27

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.2%
Federal Home Loan Mortgage Corporation — 3.6%
6.000%, 05/01/21	$2,614	$2,676
5.500%, 02/01/10	269	272
5.500%, 06/01/10	352	356
5.000%, 10/01/09	779	778
3.500%, 09/01/08	1,457	1,431

		5,513

Federal National Mortgage Association — 11.6%
7.500%, 07/01/08	1	1
6.395%, 11/01/32 (B)	333	337
6.000%, 09/01/16	849	870
5.580%, 09/01/36 (B)	2,043	2,059
5.500%, 10/01/09	291	293
5.500%, 09/01/17	1,888	1,918
5.188%, 12/01/34 (B)	1,015	1,019
5.000%, 11/01/12	1,098	1,112
4.924%, 01/01/36 (B)	2,897	2,885
4.888%, 07/01/34 (B)	1,808	1,809
4.874%, 04/01/35 (B)	2,790	2,788
4.311%, 10/01/33 (B)	1,108	1,108
3.997%, 08/01/33 (B)	1,680	1,651

		17,850

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 23,336)		23,363

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.9%
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	2,956	2,915

(Cost $ 2,847)
	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,208,375	2,208

(Cost $ 2,208)
Total Investments Before Collateral for Loaned Securities – 99.5%
(Cost $ 151,361)		152,510

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.7%
Certificates of Deposit — 0.9%
Bank Nova Scotia NY
5.060%, 01/16/08	$349	349
Barclays Bank NY
5.160%, 01/22/08	489	489
Royal Bank of Scotland NY
5.050%, 01/22/08	300	301
5.150%, 01/30/08	244	247

		1,386

Commercial Paper†† — 0.4%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	105	105
Orange and Rockland Utilities
4.800%, 12/03/07	524	523

		628

Master Notes — 2.5%
Bear Stearns
4.888%, 12/05/07	2,095	2,095
JPMorgan Securities
4.788%, 12/17/07	1,746	1,746

		3,841

Medium Term Notes — 3.4%
General Electric Capital
4.848%, 05/19/08 (B)	1,170	1,170
Liquid Funding LLC
4.589%, 06/11/08 (B)	873	873
Merrill Lynch
4.753%, 07/07/08 (B)	2,444	2,448
Morgan Stanley Dean Witter
4.700%, 08/01/08 (B)	349	349
4.750%, 08/14/08 (B)	349	349

		5,189

Repurchase Agreements — 12.5%
Bear Stearns
4.788%, 12/03/07	2,619	2,619
4.763%, 12/03/07	5,238	5,238
Greenwich Capital
4.888%, 12/03/07	3,492	3,492
Lehman Brothers
4.768%, 12/03/07	7,766	7,766

		19,115

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $30,159)‡		30,159

TOTAL INVESTMENTS — 119.2% (Cost $181,520)**		182,669

Other Assets & Liabilities — (19.2)%
Dividends Payable
Class I		(259)
Class A		(3)
Investment Advisory Fees Payable 12b-1 Fees Payable		(44)
Class I		(18)
Class A		(1)
Administration Fees Payable		(8)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(14)
Payable for Collateral for Loaned Securities		(30,159)
Payable for Investments Purchased		(403)
Payable for Shares of Beneficial Interest Redeemed		(24)
Other		1,474

Total Other Assets & Liabilities		(29,462)

TOTAL NET ASSETS — 100.0%		$153,207

28

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$161,743
Distributions in Excess of Net Investment Income	(159)
Accumulated Net Realized Loss on Investments	(9,526)
Net Unrealized Appreciation on Investments	1,149

Total Net Assets	$153,207

Net Asset Value, Offering and Redemption Price Per Share — Class I ($148,675,185 ÷ 14,946,838 outstanding shares of beneficial interest)	$9.95

Net Asset Value and Redemption Price Per Share — Class A ($3,601,936 ÷ 361,099 outstanding shares of beneficial interest)	$9.97

Maximum Offering Price Per Share — Class A
($9.97 ÷ 98.00%)	$10.17

Net Asset Value and Offering Price Per Share — Class B ($505,402 ÷ 50,665 outstanding shares of beneficial interest)	$9.98

Net Asset Value and Offering Price Per Share — Class C ($424,479 ÷ 42,567 outstanding shares of beneficial interest)	$9.97

**	Aggregate cost for Federal income tax purposes is (000) $181,520.

Gross unrealized appreciation (000)	$1,559
Gross unrealized depreciation (000)	(410)

Net unrealized appreciation (000)	$1,149

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $29,556.

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2007.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

See Notes to Financial Statements.

29

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bonds — 12.0%
6.250%, 08/15/23#	$16,850	$20,357
5.375%, 02/15/31#	15,205	17,288
4.500%, 02/15/36#	10,450	10,599

		48,244

U.S. Treasury Notes — 16.2%
6.500%, 02/15/10#	10	11
4.875%, 08/15/09#	2,435	2,506
4.875%, 07/31/11#	28,665	30,310
4.875%, 08/15/16#	7,470	7,979
4.750%, 05/15/14#	22,730	24,186

		64,992

Total U.S. Treasury Obligations (Cost $108,300)		113,236

CORPORATE BONDS — 20.6%
Automotive — 0.4%
Allison Transmission
11.000%, 11/01/15(A)	750	726
General Motors
8.375%, 07/15/33#	1,180	985
Tenneco
8.125%, 11/15/15(A)	50	50

		1,761

Cable — 0.4%
CSC Holdings, Cl B
8.125%, 08/15/09	460	466
Time Warner Cable
5.850%, 05/01/17	1,250	1,237

		1,703

Consumer Non-Cyclical — 0.6%
ACCO Brands
7.625%, 08/15/15	235	211
Constellation Brands
7.250%, 05/15/17(A)	350	327
GSC Holdings
8.000%, 10/01/12	590	617
Hanesbrands
8.784%, 12/15/14(B)	545	540
Iron Mountain
7.750%, 01/15/15	390	394
Quiksilver
6.875%, 04/15/15	350	312

		2,401

Consumer Services — 1.8%
Education Management LLC
8.750%, 06/01/14	700	704
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15#(A)	650	578
Gaylord Entertainment
8.000%, 11/15/13	275	275
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A)	700	703
McDonald’s
6.300%, 10/15/37	885	921
MGM Mirage
7.625%, 01/15/17	410	410
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	740	716
Royal Caribbean Cruises
7.250%, 06/15/16	825	812
Universal City Development Partners
11.750%, 04/01/10	500	519
Universal City Florida Holding
8.375%, 05/01/10	310	312
Wynn Las Vegas Capital
6.625%, 12/01/14(A)	190	185
Yum! Brands
6.250%, 03/15/18	1,150	1,159

		7,294

Consumer Staples — 0.3%
Del Monte
8.625%, 12/15/12	1,015	1,030

Energy — 1.8%
ConocoPhillips Canada Funding
5.950%, 10/15/36	1,000	1,027
Denbury Resources
7.500%, 04/01/13	725	741
MarkWest Energy Partners
8.500%, 07/15/16	450	454
Nexen
5.875%, 03/10/35	1,335	1,248
OPTI Canada
8.250%, 12/15/14#(A)	800	792
PHI
7.125%, 04/15/13	650	634
Southern Union
7.200%, 11/01/45(B)	1,030	1,036
TEPPCO Partners
7.000%, 06/01/49(B)	1,225	1,133

		7,065

Financials — 8.2%
American Express Bank FSB
5.550%, 10/17/12	725	733
Bank of America
7.800%, 09/15/16	3,300	3,675
Capmark Financial Group
5.875%, 05/10/12(A)	1,000	776
CIT Group
6.100%, 03/15/49(B)	1,250	908
CIT Group (MTN)
5.125%, 09/30/14	765	680
Citigroup
7.250%, 10/01/10	1,000	1,064
6.125%, 11/21/17	735	758
Countrywide Financial (MTN)
5.756%, 06/18/08(B)	515	442
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	900	802
Ford Motor Credit
7.250%, 10/25/11	1,075	971
General Electric Capital, Series A (MTN)
6.000%, 06/15/12	3,475	3,665
General Motors Acceptance Corporation
6.750%, 12/01/14	365	301
Global Cash Access LLC
8.750%, 03/15/12#	420	381

30

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Goldman Sachs Capital II
5.793%, 06/01/49(B)	$1,600	$1,431
HSBC Finance
6.375%, 10/15/11	2,175	2,237
ING USA Global Funding
4.500%, 10/01/10	920	935
International Lease Finance (MTN)
5.625%, 09/15/10	1,800	1,833
JPMorgan Chase Capital XXII
6.450%, 02/02/37#	1,000	868
KeyBank
5.800%, 07/01/14	800	817
Lehman Brothers Holdings (MTN)
6.200%, 09/26/14	1,000	1,001
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,400	1,260
Merrill Lynch
6.400%, 08/28/17	700	711
Morgan Stanley
4.750%, 04/01/14	1,635	1,561
MUFG Capital Finance 1
6.346%, 07/25/16(B)	725	698
Regions Financing Trust II
6.625%, 05/01/47(B)	500	429
Residential Capital
6.500%, 04/17/13	455	297
6.375%, 06/30/10	740	496
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49(B)	675	686
SLM (MTN)
5.375%, 05/15/14	980	866
Wachovia Capital Trust III
5.800%, 08/29/49#(B)	925	891
Washington Mutual Preferred Funding
9.750%, 12/15/17 (A) (B)	700	561

		32,734

Industrials — 1.7%
Beazer Homes USA
8.625%, 05/15/11#	825	631
Centex
6.500%, 05/01/16	1,010	871
D.R. Horton
6.875%, 05/01/13	950	879
H&E Equipment Services
8.375%, 07/15/16#	300	279
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17#(A)	500	506
K. Hovnanian Enterprises
8.625%, 01/15/17#	1,515	1,121
Neenah Foundary
9.500%, 01/01/17	700	613
Pulte Homes
4.875%, 07/15/09	1,100	996
Stanley Works Capital Trust I
5.902%, 12/01/45(B)	750	702
Terex
8.000%, 11/15/17	250	252

		6,850

Insurance — 0.6%
American General Finance (MTN)
3.875%, 10/01/09	805	796
AXA SA
6.379%, 12/14/49 (A) (B)	975	828
ING Groep NV
5.775%, 12/29/49#(B)	750	690

		2,314

Media — 0.6%
DIRECTV Group
8.375%, 03/15/13	586	611
Echostar DBS
7.125%, 02/01/16	250	262
Idearc
8.000%, 11/15/16	675	634
Time Warner
6.500%, 11/15/36	935	892

		2,399

Real Estate Investment Trusts — 0.4%
iStar Financial
5.950%, 10/15/13	2,000	1,714

Retail — 0.5%
Home Depot
5.875%, 12/16/36	1,150	977
Wal-Mart Stores
5.250%, 09/01/35	1,150	1,004

		1,981

Technology — 0.2%
Sungard Data Systems
10.250%, 08/15/15#	550	569
TransDigm
7.750%, 07/15/14	400	406

		975

Telecommunications — 1.1%
AT&T
5.625%, 06/15/16	510	518
GTE
6.940%, 04/15/28	1,490	1,579
Nextel Communications
7.375%, 08/01/15	1,115	1,099
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,042

		4,238

Transportation — 0.9%
Avis Budget Car Rental
7.750%, 05/15/16	675	640
ERAC USA Finance
6.375%, 10/15/17(A)	975	967
FedEx
6.720%, 01/15/22	1,292	1,354
Hertz
8.875%, 01/01/14	500	503
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/14(A)	175	173

		3,637

31

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)		Value (000)
CORPORATE BONDS — continued
Utilities — 1.1%
Bruce Mansfield Unit
6.850%, 06/01/34	$650		$666
Edison Mission Energy
7.750%, 06/15/16#	560		568
Midamerican Energy
6.750%, 12/30/31	1,065		1,169
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	1,020		1,017
NRG Energy
7.250%, 02/01/14	600		588
Wisconsin Energy
6.250%, 05/15/49 (B)	480		449

			4,457

Total Corporate Bonds (Cost $ 86,315)			82,553

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 17.7%
Federal Home Loan Mortgage Corporation — 0.0%
8.750%, 05/01/08	—	(C)	—	(C)
7.500%, 12/01/10	—	(C)	—	(C)

			—

Federal National Mortgage Association — 17.7%
6.000%, 12/01/36	9,637		9,798
5.500%, 09/01/17	3,537		3,592
5.500%, 11/01/21	2,249		2,276
5.500%, 12/01/36	12,168		12,198
5.500%, 04/01/37	9,764		9,782
5.500%, 07/01/37	782		783
5.000%, 06/01/20	3,989		3,989
5.000%, 11/01/21	1,937		1,936
4.874%, 04/01/35 (B)	7,672		7,666
4.500%, 08/01/20	9,206		9,074
4.500%, 09/01/35	10,364		9,864

			70,958

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 70,505)			70,958

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.5%
Federal Home Loan Bank — 2.8%
4.750%, 03/14/08#	11,300		11,311

Federal National Mortgage Association — 10.7%
4.430%, 08/29/08 (DN)# (D)	5,815		5,647
4.420%, 08/29/08 (DN)# (D)	4,650		4,515
4.360%, 08/29/08 (DN)# (D)	15,710		15,256
4.228%, 02/13/08 (DN) (D)	5		5
4.115%, 08/29/08 (DN)# (D)	2,850		2,768
4.040%, 08/29/08 (DN)# (D)	5		5
3.980%, 08/29/08 (DN)# (D)	10,370		10,070
3.910%, 08/29/08 (DN)# (D)	4,575		4,443

			42,709

Total U.S. Government Agency Obligations (Cost $ 53,865)			54,020

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	$4,384		$4,077
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750		9,442
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294		4,056
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800		5,698
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200		6,669
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.734%, 07/25/34 (B)	4,000		3,809

Total Collateralized Mortgage Obligations (Cost $33,360)			33,751

ASSET BACKED SECURITIES — 5.0%
Automotive — 1.5%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,325		3,311
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,500		2,520

			5,831

Credit Cards — 2.7%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	4,291		4,289
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	6,700		6,798

			11,087

Other — 0.8%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175		3,169

Total Asset Backed Securities (Cost $19,819)			20,087

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100		3,977
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (B)	5,300		5,285
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	4,500		4,461

Total Commercial Mortgage-Backed Securities (Cost $13,733)			13,723

32

	Par (000)	Value (000)
LOAN AGREEMENTS — 0.4%
HCA
7.610%, 11/18/12 (E) (F)	$990	$941
Seminole Tribe of Florida, Tranche B-1
6.875%, 03/05/14 (E) (F)	104	102
Seminole Tribe of Florida, Tranche B-2
6.875%, 03/05/14 (E) (F)	349	344
Seminole Tribe of Florida, Tranche B-3
6.875%, 03/05/14 (E) (F)	347	340

Total Loan Agreements (Cost $1,750)		1,727

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project 7.430%, 05/01/22 (E) (G)	39	39

(Cost $39)
	Number of Shares
PREFERRED STOCK — 0.2%
Financial Conduits — 0.2%
Freddie Mac	28,000	714

(Cost $700)
AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,493,235	8,493

(Cost $8,493)
Total Investments Before Collateral for Loaned Securities — 99.5% (Cost $396,879)		399,301

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 44.9%
Certificates of Deposit — 2.1%
Bank Nova Scotia NY
5.060%, 01/16/08	$2,088	2,088
Barclays Bank NY
5.160%, 01/22/08	2,923	2,923
Royal Bank of Scotland NY
5.050%, 01/22/08	1,795	1,795
5.150%, 01/30/08	1,461	1,476

		8,282

Commercial Paper†† — 0.9%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	626	625
Orange and Rockland Utilities
4.800%, 12/03/07	3,132	3,130

		3,755

Master Notes — 5.7%
Bear Stearns
4.888%, 12/05/07	12,526	12,526
JPMorgan Securities
4.788%, 12/17/07	10,439	10,439

		22,965

Medium Term Notes — 7.7%
General Electric Capital
4.848%, 05/19/08 (B)	6,994	6,994
Liquid Funding LLC
4.589%, 06/11/08 (B)	5,219	5,218
Merrill Lynch
4.753%, 07/07/08 (B)	14,614	14,635
Morgan Stanley Dean Witter
4.700%, 08/01/08 (B)	2,088	2,088
4.750%, 08/14/08 (B)	2,088	2,088

		31,023

Repurchase Agreements — 28.5%
Bear Stearns
4.788%, 12/03/07	15,658	15,658
4.763%, 12/03/07	31,316	31,316
Greenwich Capital
4.888%, 12/03/07	20,877	20,877
Lehman Brothers
4.768%, 12/03/07	46,426	46,426

		114,277

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $180,302)‡		180,302

TOTAL INVESTMENTS — 144.4% (Cost $577,181)*		579,603

Other Assets & Liabilities — (44.4)%
Dividends Payable
Class I		(1,047)
Class A		(6)
Class B		(1)
Investment Advisory Fees Payable 12b-1 Fees Payable		(134)
Class I		(29)
Class A		(1)
Administration Fees Payable		(20)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(15)
Payable for Collateral for Loaned Securities		(180,302)
Payable for Investments Purchased		(700)
Payable for Shares of Beneficial Interest Redeemed		(119)
Other		4,220

Total Other Assets & Liabilities		(178,158)

TOTAL NET ASSETS — 100.0%		$401,445

33

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$397,526
Distributions in Excess of Net Investment Income	(1,014)
Undistributed Net Realized Gain on Investments and Foreign Currency Contracts	2,713
Net Unrealized Appreciation on Investments and Foreign Currency Contracts	2,220

Total Net Assets	$401,445

Net Asset Value, Offering and Redemption
Price Per Share — Class I ($388,190,435 ÷ 37,895,836 outstanding shares of beneficial interest)	$10.24

Net Asset Value and Redemption
Price Per Share — Class A ($11,589,047 ÷ 1,130,838 outstanding shares of beneficial interest)	$10.25

Maximum Offering Price Per Share — Class A ($10.25 ÷ 95.50%)	$10.73

Net Asset Value and Offering
Price Per Share — Class B ($1,450,565 ÷ 141,125 outstanding shares of beneficial interest)	$10.28

Net Asset Value and Offering
Price Per Share — Class C ($215,001 ÷ 20,950 outstanding shares of beneficial interest)	$10.26

*	Aggregate cost for Federal income tax purposes is (000) $577,293.

Gross unrealized appreciation (000)	$7,053
Gross unrealized depreciation (000)	(4,743)

Net unrealized appreciation (000)	$2,310

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $176,866.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $8,432 and represents 2.1% of net assets as of November 30, 2007.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

(C)	Par and Value are less than $500.

(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(E)	Illiquid Security. Total market value of illiquid securities is (000) $1,766 and represents 0.4% of net assets as of November 30, 2007.

(F)	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at November 30, 2007. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(G)	Security fair valued using methods determined in good faith by the Board of Trustees.

Cl — Class

DN — Discount Note

FHA — Federal Housing Authority

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

Foreign Currency Contracts:

Settlement Month	Type	Contracts to Receive (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Depreciation (000)
11/08	Buy	JPY 960,000	$9,132	$8,930	$(202)

JPY — Japanese Yen

See Notes to Financial Statements

34

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 23.9%
Automotive — 12.5%
BMW Vehicle Owner Trust, Series 2005-A, Cl A3
4.040%, 02/25/09	$30	$30
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	1,630	1,622
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A4
5.360%, 01/15/13	1,000	1,012
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A2
5.280%, 10/15/09	459	459
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3
4.040%, 09/08/09	627	626
Honda Auto Receivables Owner Trust, Series 2006-2, Cl A3
5.300%, 07/21/10	800	803
Nissan Auto Receivables Owner Trust, Series 2005-B, Cl A3
3.990%, 07/15/09	484	482
USAA Auto Owner Trust, Series 2007-1, Cl A2
5.400%, 04/15/10	1,185	1,190
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	690	687
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	644	641
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	192	191
World Omni Auto Receivables Trust, Series 2006-A, Cl A4
5.030%, 10/17/11	680	686

		8,429

Credit Cards — 10.0%
American Express Credit Account Master Trust, Series 2003-2, Cl A
4.762%, 10/15/10 (A)	1,500	1,500
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	1,450	1,435
Citibank Credit Card Issuance Trust, Series 2003-A9, Cl A9
5.029%, 11/22/10 (A)	750	749
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,528
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11
3.650%, 03/15/11	1,500	1,489

		6,701

Energy — 1.4%
Peco Energy Transition Trust, Series 1999-A, Cl A7
6.130%, 03/01/09	949	956

Total Asset Backed Securities (Cost $16,021)		16,086

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Notes — 22.8%
4.875%, 08/15/09#	8,560	8,808
4.750%, 02/28/09#	4,390	4,478
4.500%, 04/30/09	2,000	2,039

Total U.S. Treasury Obligations (Cost $15,143)		15,325

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
Federal Home Loan Bank — 5.6%
5.250%, 08/14/08	2,735	2,752
2.625%, 07/15/08	1,000	989

		3,741

Federal Home Loan Mortgage Corporation — 6.5%
4.625%, 02/21/08	4,350	4,353

Federal National Mortgage Association — 4.1%
5.125%, 09/02/08	1,000	1,006
3.250%, 01/15/08#	1,795	1,792

		2,798

Total U.S. Government Agency Obligations (Cost $10,869)		10,892

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
7.635%, 02/25/33 (A)	16	16
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	1,336	1,337
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	1,035	1,038
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	1,231	1,227
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	675	669
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	1,621	1,625
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	1,246	1,240
Freddie Mac, Series 1602, Cl PH
6.000%, 04/15/23	319	319
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	749	754
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	1,065	1,063
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	445	443

35

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	$140	$139

Total Collateralized Mortgage Obligations (Cost $9,854)		9,870

CORPORATE BONDS — 12.6%
Cable — 0.6%
Comcast MO of Delaware
9.000%, 09/01/08	415	427

Financials — 6.6%
Associates Corp. of North America
6.250%, 11/01/08	800	808
CIT Group
5.000%, 11/24/08	175	173
John Deere Capital (MTN)
4.500%, 08/25/08	350	349
Lehman Brothers Holdings (MTN)
5.320%, 04/03/09 (A)	225	221
Merrill Lynch (MTN)
4.831%, 10/27/08	350	347
Republic New York
5.875%, 10/15/08	445	447
SLM (MTN)
3.625%, 03/17/08	865	846
Transamerica Finance
6.400%, 09/15/08	500	505
UBS Paine Webber Group
7.625%, 10/15/08	740	756

		4,452

Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	165	163

Insurance — 2.2%
American General Finance (MTN)
4.625%, 05/15/09	425	425
AXA Financial
6.500%, 04/01/08	400	401
Genworth Financial
5.231%, 05/16/09	160	162
Reliastar Financial
6.500%, 11/15/08	500	504

		1,492

Retail — 0.4%
Home Depot
3.750%, 09/15/09	235	230

Utilities — 2.5%
Alabama Power
5.375%, 10/01/08	580	582
Appalachian Power
3.600%, 05/15/08	175	174
Dominion Resources
5.125%, 12/15/09	233	234
Florida Power
5.279%, 11/14/08 (A)	160	160
Midamerican Funding LLC
6.339%, 03/01/09	310	316
Xcel Energy
3.400%, 07/01/08	245	242

		1,708

Total Corporate Bonds (Cost $8,474)		8,472

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.3%
Federal National Mortgage Association — 5.3%
5.500%, 12/01/11	1,515	1,538
5.125%, 01/01/36 (A)	2,002	2,020

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $ 3,526)		3,558

COMMERCIAL MORTGAGE-BACKED SECURITY — 2.3%
Credit Suisse First Boston Mortgage Securities,
Series 2004-C1, Cl A2
3.516%, 01/15/37	1,587	1,565

(Cost $1,529)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.6%
Allegiant Money Market Fund, Class I†	1,045,609	1,046

(Cost $ 1,046)
Total Investments Before Collateral for Loaned Securities – 99.4%
(Cost $66,462)		66,814

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 23.3%
Certificates of Deposit — 1.0%
Bank Nova Scotia NY
5.060%, 01/16/08	$182	182
Barclays Bank NY
5.160%, 01/22/08	254	254
Royal Bank of Scotland NY
5.050%, 01/22/08	156	156
5.150%, 01/30/08	127	128

		720

Commercial Paper†† — 0.5%
Cooperative Association of Tractor Dealers
5.700%, 12/04/07	54	55
Orange and Rockland Utilities
4.800%, 12/03/07	272	272

		327

Master Notes — 3.0%
Bear Stearns
4.888%, 12/05/07	1,090	1,090
JPMorgan Securities
4.788%, 12/17/07	908	908

		1,998

36

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 4.0%
General Electric Capital
4.848%, 05/19/08 (A)	$608	$608
Liquid Funding LLC
4.589%, 06/11/08 (A)	454	454
Merrill Lynch
4.753%, 07/07/08 (A)	1,271	1,273
Morgan Stanley Dean Witter
4.700%, 08/01/08 (A)	182	182
4.750%, 08/14/08 (A)	182	182

		2,699

Repurchase Agreements — 14.8%
Bear Stearns
4.788%, 12/03/07	1,362	1,362
4.763%, 12/03/07	2,724	2,724
Greenwich Capital
4.888%, 12/03/07	1,816	1,816
Lehman Brothers
4.768%, 12/03/07	4,039	4,039

		9,941

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $15,685)‡		15,685

TOTAL INVESTMENTS — 122.7% (Cost $82,147)*		82,499

Other Assets & Liabilities — (22.7)%
Dividends Payable
Class I		(83)
Investment Advisory Fees Payable		(11)
12b-1 Fees Payable
Class I		(6)
Administration Fees Payable		(3)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(10)
Payable for Collateral for Loaned Securities		(15,685)
Payable for Investments Purchased		(166)
Payable for Shares of Beneficial Interest Redeemed		(13)
Other		709

Total Other Assets & Liabilities		(15,270)

TOTAL NET ASSETS — 100.0%		$67,229

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$69,717
Undistributed Net Investment Income		383
Accumulated Net Realized Loss on Investments		(3,223)
Net Unrealized Appreciation on Investments		352

Total Net Assets		$67,229

Net Asset Value, Offering and Redemption Price Per Share — Class I ($65,791,068 ÷ 6,591,828 outstanding shares of beneficial interest)		$9.98

Net Asset Value and Redemption Price Per Share — Class A ($1,437,957 ÷ 144,230 outstanding shares of beneficial interest)		$9.97

Maximum Offering Price Per Share — Class A ($9.97 ÷ 99.00%)		$10.07

*	Aggregate cost for Federal income tax purposes is (000) $82,148.

Gross unrealized appreciation (000)	$405
Gross unrealized depreciation (000)	(54)

Net unrealized appreciation (000)	$351

†	See Note 3 in Notes to Financial Statements.

††	The rate shown is the effective yield at purchase date.

‡	See Note 8 in Notes to Financial Statements.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $15,443.

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2007.

Cl — Class

LLC — Limited Liability Company

MTN — Medium Term Note

See Notes to Financial Statements.

37

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.7%
Arizona — 3.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,098
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,684

		2,782

California — 0.4%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	850	323

Colorado — 0.0%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 14.0%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,399
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	176
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,066
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,016
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
4.850%, 12/01/17	1,000	1,051
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,356
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,617
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,112
University of North Florida Financing Corporation, Housing Project (RB) (FGIC)
5.000%, 11/01/18	2,070	2,248

		12,041

Georgia — 7.3%
Atlanta Water & Wastewater Authority (RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,195
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,891
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	2,000	2,123
Georgia State (GO) Series B (ETM)
6.650%, 03/01/09	20	21

		6,230

Hawaii — 1.2%
Honolulu City & County (GO) Series C (MBIA)
5.000%, 07/01/20	1,000	1,063
Illinois — 4.3%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	171
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,097
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,373
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,077

		3,718

Indiana — 16.6%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,327
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,927
Fort Wayne South Side School Building Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	504
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,147
Indianapolis Local Improvement Project (RB) Series D (AMBAC)
5.375%, 02/01/17	1,250	1,318
Purdue University (COP)
5.250%, 07/01/21	3,240	3,618
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,097
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,320

		14,258

Massachusetts — 1.4%
Massachusetts Bay Transportation Authority, General Transportation Systems Project (RB) Series A
5.750%, 03/01/18	655	656
Massachusetts State Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	500	536

		1,192

Michigan — 6.1%
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,200	2,387
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,039

38

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Western School District (GO) (MBIA)
5.900%, 05/01/10	$1,680	$1,781

		5,207

Mississippi — 2.8%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,090
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,292

		2,382

Missouri — 1.3%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,138

Nevada — 1.3%
Clark County (GO) (AMBAC)
5.000%, 11/01/18	1,000	1,080

New Jersey — 1.3%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,104

New Mexico — 1.6%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,310	1,402

New York — 2.9%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,416
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,077

		2,493

North Carolina — 1.4%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,240

Ohio — 1.1%
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,340	914

Oklahoma — 3.8%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,735
Oklahoma Development Finance Authority, St. John Health System (RB)
5.000%, 02/15/17	500	530

		3,265

Pennsylvania — 0.8%
Westmoreland County Capital Appreciation (RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	648

South Carolina — 1.8%
Charleston County Public Improvement (GO)
6.000%, 09/01/09	1,000	1,047
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	529

		1,576

Tennessee — 1.2%
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	1,026

Texas — 9.9%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,087
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,116
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	228
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	200
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	525	568
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	864
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	871
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	597
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,203
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,727

		8,461

Utah — 2.4%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	2,000	2,091

Virginia — 1.3%
Virginia College Building Authority, Higher Education Financing Program (RB) Series A
5.000%, 09/01/15	1,000	1,098

Washington — 6.3%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,400

39

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Washington — continued
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	$2,000	$2,122
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,847

		5,369

Wisconsin — 1.5%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,235	1,322

Puerto Rico — 0.5%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	400	426

Total Municipal Bonds (Cost $81,388)		83,884

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Tax-Exempt Money Market Fund, Class I†	900,779	901

(Cost $901)
TOTAL INVESTMENTS — 98.7% (Cost $82,289)*		84,785

Other Assets & Liabilities — 1.3%
Dividends Payable
Class I		(253)
Class A		(6)
Investment Advisory Fees Payable		(28)
12b-1 Fees Payable
Class I		(11)
Class A		(1)
Administration Fees Payable		(4)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(8)
Payable for Shares of Beneficial Interest Redeemed		(17)
Other		1,429

Total Other Assets & Liabilities		1,100

TOTAL NET ASSETS — 100.0%		$85,885

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$82,935
Distributions in Excess of Net Investment Income		(348)
Undistributed Net Realized Gain on Investments		802
Net Unrealized Appreciation on Investments		2,496

Total Net Assets		$85,885

Net Asset Value, Offering and Redemption Price Per Share — Class I ($ 80,964,557 ÷ 8,185,215 outstanding shares of beneficial interest)		$9.89

Net Asset Value and Redemption Price Per Share — Class A ($4,702,352 ÷ 473,900 outstanding shares of beneficial interest)		$9.92

Maximum Offering Price Per Share — Class A ($9.92 ÷ 97.00%)		$10.23

Net Asset Value and Offering Price Per Share — Class B ($209,876 ÷ 21,217 outstanding shares of beneficial interest)		$9.89

Net Asset Value and Offering Price Per Share — Class C ($8,705 ÷ 881 outstanding shares of beneficial)		$9.88

*	Aggregate cost for Federal income tax purposes is (000) $82,620.

Gross unrealized appreciation (000)	$2,213
Gross unrealized depreciation (000)	(48)

Net unrealized appreciation (000)	$2,165

†	See Note 3 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund—Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

40

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.3%
Michigan — 97.7%
Allendale Public School District (GO) Series A (FSA)
5.500%, 05/01/16	$1,000	$1,133
Anchor Bay School District (GO) Series II (FGIC)
6.125%, 05/01/11	350	381
Ann Arbor Building Authority (GO) (MBIA)
5.000%, 03/01/15	1,315	1,431
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,474
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,750
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,145	1,269
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,172
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,120
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,350	1,434
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,100
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,711
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,161
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,715
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,122
Ingham County Building Authority
(GO) (MBIA)
5.000%, 07/01/16	1,010	1,095
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,076
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,090
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,800	3,038
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,069
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,210
Michigan Municipal Bond Authority, State Clean Water Revolving Fund (RB)
5.000%, 10/01/15	500	549
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,089
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	1,250	1,356
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	295	304
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	544
6.000%, 09/01/12	2,000	2,212
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	301
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,225
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,309
5.000%, 11/01/18	1,000	1,103
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,221
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,108
Oakland County Economic Development Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	2,350	2,399
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	665	681
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,075
Rochester Community School District (GO) (FSA Q-SBLF)
5.000%, 05/01/15	1,000	1,081
Thornapple Kellogg School District (GO) (MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,132
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,175	1,276
Utica Community Schools, School Building and Site, Prerefunded 05/01/13 @ 100 (GO) (Q-SBLF)
5.500%, 05/01/17	500	552
Warren Woods Public Schools (GO) (FSA)
5.000%, 05/01/17	1,645	1,793
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,098

		51,959

Puerto Rico — 0.6%
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	300	342

Total Municipal Bonds (Cost $49,826)		52,301

41

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.2%
JPMorgan Michigan Municipal Money Market Fund	645,387	$645

(Cost $645)
TOTAL INVESTMENTS — 99.5% (Cost $50,471)*		52,946

Other Assets & Liabilities — 0.5%
Dividends Payable
Class I		(130)
Class A		(9)
Class B		(1)
Investment Advisory Fees Payable		(18)
12b-1 Fees Payable
Class I		(7)
Class A		(2)
Administration Fees Payable		(3)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(6)
Payable for Shares of Beneficial Interest Redeemed		(56)
Other		496

Total Other Assets & Liabilities		263

TOTAL NET ASSETS — 100.0%		$53,209

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$49,730
Distributions in Excess of Net Investment Income		(137)
Undistributed Net Realized Gain on Investments		1,141
Net Unrealized Appreciation on Investments		2,475

Total Net Assets		$53,209

Net Asset Value, Offering and Redemption Price Per Share — Class I ($40,508,326 ÷ 3,936,695 outstanding shares of beneficial interest)		$10.29

Net Asset Value and Redemption Price Per Share — Class A ($12,399,572 ÷ 1,205,711 outstanding shares of beneficial interest)		$10.28

Maximum Offering Price Per Share — Class A ($10.28 ÷ 97.00%)		$10.60

Net Asset Value and Offering Price Per Share — Class B ($262,992 ÷ 25,525 outstanding shares of beneficial interest)		$10.30

Net Asset Value and Offering Price Per Share — Class C ($38,493 ÷ 3,734 outstanding shares of beneficial interest)		$10.31

* Aggregate cost for Federal income tax purposes is (000) $50,612.
Gross unrealized appreciation (000)	$2,334
Gross unrealized depreciation (000)	—

Net unrealized appreciation (000)	$2,334

AMBAC	— Ambac Assurance Corporation

ETM	— Escrowed to Maturity

FGIC	— Federal Guaranty Insurance Corporation

FSA	— Federal Security Assurance

GO	— General Obligation

MBIA	— Municipal Bond Insurance Association

Q-SBLF — Qualified State Bond Loan Fund

RB	— Revenue Bond

See Notes to Financial Statements.

42

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.2%
Ohio — 97.0%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,072
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,017
5.750%, 12/01/09	1,680	1,716
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,646
Ashland City School District, Elementary Schools
Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	254
5.000%, 12/01/08	200	203
Bellefontaine City School District, Prerefunded
12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	534
Bowling Green State University, Prerefunded
06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,070
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,328
5.000%, 12/01/16	1,260	1,388
Cincinnati City School District, Prerefunded
12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,079
Clermont County Water Works, Sewer District
Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,076
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,374
5.250%, 09/15/22	1,790	2,016
Cleveland Public Power Systems, First Mortgage
(RB) Series 1 (MBIA)
6.000%, 11/15/10	445	478
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,143
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,387
Cuyahoga County (GO)
5.650%, 05/15/18	600	688
Delaware County Capital Facilities,
Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	593
6.000%, 12/01/13	575	626
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,080
Erie County Garbage & Refuse Landfill
Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,442
Fairfield City School District Improvement
(GO) (FGIC)
5.500%, 12/01/15	1,000	1,074
Franklin County (GO)
5.000%, 12/01/15	1,875	2,067
5.000%, 12/01/16	950	1,041
Greater Cleveland Regional Transportation
Authority, Prerefunded 12/01/11 @ 100
(GO) Series A (MBIA)
5.000%, 12/01/19	495	527
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,633
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,252
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,145
Hamilton County Sales Tax (RB) Series A
(AMBAC)
5.000%, 12/01/17	2,000	2,183
Hamilton County Sewer System (RB) Series B
(MBIA)
5.000%, 12/01/17	1,325	1,435
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,065
Indian Hill Exempted Village School District,
Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,409
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,405
Lebanon City School District, Prerefunded
12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,168
Licking County Joint Vocational School District
(GO) (MBIA)
5.375%, 12/01/17	1,670	1,806
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,204
Mad River Local School District, Prerefunded
12/01/12 @ 100 (GO) (FGIC)
5.750%, 12/01/19	1,020	1,134
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,521
Miami University General Receipts (RB)
(AMBAC)
5.500%, 12/01/13	2,125	2,356
5.000%, 09/01/15	1,695	1,850
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	685
5.750%, 12/01/13	640	674
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,620
5.375%, 12/01/16	1,250	1,325
Montgomery County Solid Waste Authority
(RB) (MBIA)
5.350%, 11/01/10	900	901
5.125%, 11/01/08	500	500
Ohio Capital Corp. for Housing Mortgage (RB)
Series D (FHA)
5.350%, 02/01/09	90	92
Ohio Capital Corp. for Housing Mortgage,
Unrefunded (RB) Series D (FHA)
5.350%, 02/01/09	320	327
Ohio Common School Capital Facility
(GO) Series B
5.500%, 09/15/13	2,640	2,926
Ohio Department of Administrative Services
Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,236
Ohio Housing Finance Agency (RB) Series A
(FSA)
5.000%, 04/01/16	1,590	1,725

43

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series B
5.250%, 04/01/15	$2,105	$2,331
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,759
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,065
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,130
Ohio State Higher Educational Facilities
Commission, Kenyon College Project
(RB) (VRDN)
5.050%, 07/01/37	1,500	1,618
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,154
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,511
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,958
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	651
Ohio State Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	40	40
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,477
5.000%, 12/01/15	1,260	1,389
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,116
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	105	106
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,267
5.500%, 02/15/18	1,000	1,137
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,100
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	38
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	517
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,359
Princeton City School District, Prerefunded 12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,231
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	465
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,089
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	630
5.750%, 12/01/16	400	462
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,274
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	170	176
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,353
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	1,000	1,061
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,146
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,141
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,167
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,186
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,187
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	480
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,548
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,458
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	866
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	151
5.750%, 12/01/14	690	784
5.750%, 12/01/15	740	848
5.750%, 12/01/16	800	923
5.750%, 12/01/17	400	464

		121,389

Puerto Rico — 1.2%
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	884

44

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	$100	$107
5.000%, 07/01/18	500	529

		1,520

Total Municipal Bonds (Cost $119,020)		122,909

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Ohio Municipal Money Market
Fund, Class I†	534,991	535

(Cost $535)
TOTAL INVESTMENTS — 98.6%
(Cost $119,555)*		123,444

Other Assets & Liabilities — 1.4%
Dividends Payable
Class I		(344)
Class A		(6)
Class C		(1)
Investment Advisory Fees Payable		(41)
12b-1 Fees Payable
Class I		(13)
Class A		(2)
Administration Fees Payable		(6)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(9)
Payable for Shares of Beneficial Interest Redeemed		(535)
Other		2,675

Total Other Assets & Liabilities		1,716

TOTAL NET ASSETS — 100.0%		$125,160

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$121,867
Distributions in Excess of Net Investment Income		(47)
Accumulated Net Realized Loss on Investments		(549)
Net Unrealized Appreciation on Investments		3,889

Total Net Assets		$125,160

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($114,114,690 ÷ 10,296,416 outstanding shares of beneficial interest)		$11.08

Net Asset Value and Redemption Price Per
Share — Class A ($9,690,363 ÷ 877,345 outstanding shares of beneficial interest)		$11.05

Maximum Offering Price Per Share — Class A
($11.05 ÷ 97.00%)		$11.39

Net Asset Value and Offering Price Per
Share — Class B ($721,639 ÷ 65,463 outstanding shares of beneficial interest)		$11.02

Net Asset Value and Offering Price Per
Share — Class C ($633,558 ÷ 57,436 outstanding shares of beneficial interest)		$11.03

* Aggregate cost for Federal income tax purposes is (000) $119,557.
Gross unrealized appreciation (000)	$3,917
Gross unrealized depreciation (000)	(30)

Net unrealized appreciation (000)	$3,887

†	See Note 3 in Notes to Financial Statements.

AMBAC	— Ambac Assurance Corporation

COP	— Certificate of participation

ETM	— Escrowed to Maturity

FGIC	— Financial Guaranty Insurance Co.

FHA	— Federal Housing Authority

FSA	— Financial Security Assurance

GO	— General Obligation

MBIA	— MBIA, Inc.

RB	— Revenue Bond

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

45

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.5%
Pennsylvania — 86.5%
ABN AMRO Munitops Certificate Trust, Lancaster (GO) (AMBAC) (VRDN)
3.650%, 05/01/15	$1,000	$1,000
Allegheny County Higher Education Authority, Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	380	406
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	524
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	385	403
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	236
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	296
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	306
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,061
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC)
5.000%, 09/01/21	920	1,012
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	539
Gettysburg College Municipal Authority
(RB) (MBIA)
5.375%, 08/15/13	1,000	1,098
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,689
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,311
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,070	930
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,164
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,089
Northampton County (GO)
5.125%, 08/15/17	255	261
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,116
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,109
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,559
Pennsylvania State (GO)
5.000%, 01/01/15	1,000	1,093
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,096
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	512
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	1,002
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,096
5.000%, 03/01/13	1,000	1,078
Perkiomen Valley School District, Prerefunded 02/01/08 @ 100 (GO) (FSA)
5.000%, 02/01/17	100	100
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	135	142
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	75	77
Philadelphia Water & Wastewater Authority (RB) (MBIA)
6.250%, 08/01/11	200	220
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,165
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	996
Pittsburgh Water & Sewer Authority (RB) Series A (FGIC)
5.000%, 09/01/18	570	571
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,102
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	159
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	546
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,359
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	240	261
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,080

		33,764

Puerto Rico — 11.0%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	445
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	2,000	2,243
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	1,200	1,367

46

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority (RB)
Series VV
5.500%, 07/01/20	200	$221

		4,276

Total Municipal Bonds (Cost $ 36,450)		38,040

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Pennsylvania Tax-Exempt Money
Market Fund, Class I†	540,115	540

(Cost $ 540)
TOTAL INVESTMENTS — 98.9%
(Cost $36,990)*		38,580

Other Assets & Liabilities — 1.1%
Dividends Payable
Class I		(102)
Class A		(2)
Investment Advisory Fees Payable		(13)
12b-1 Fees Payable
Class I		(5)
Administration Fees Payable		(2)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(3)
Other		575

Total Other Assets & Liabilities		447

TOTAL NET ASSETS — 100.0%		$39,027

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)		$37,306
Distributions in Excess of Net Investment Income		(97)
Undistributed Net Realized Gain on Investments		228
Net Unrealized Appreciation on Investments		1,590

Total Net Assets		$39,027

Net Asset Value, Offering and Redemption Price Per
Share — Class I ($ 36,311,662 ÷ 3,476,576
outstanding shares of beneficial interest)		$10.44

Net Asset Value and Redemption Price Per
Share — Class A ($2,141,970 ÷ 204,706
outstanding shares of beneficial interest)		$10.46

Maximum Offering Price Per Share — Class A
($10.46 ÷ 97.00%)		$10.78

Net Asset Value and Offering Price Per
Share — Class C ($574,069 ÷ 54,901
outstanding shares of beneficial interest)		$10.46

* Aggregate cost for Federal income tax purposes is (000) $37,001.
Gross unrealized appreciation (000)	$1,584
Gross unrealized depreciation (000)	(5)

Net unrealized appreciation (000)	$1,579

†	See Note 3 in Notes to Financial Statements.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

GO — General Obligation

MBIA — MBIA, Inc.

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

47

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2007 (Unaudited)

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund
Investment Income:
Interest	$9,436	$7,111	$8,509
Income from affiliate(1)	238	115	128
Security lending income	197	20	251

Total Investment Income	9,871	7,246	8,888

Expenses:
Investment advisory fees	1,013	710	963
Administration fees	111	77	105
12b-1 fees:
Class I	27	18	25
Class A	–	1	1
Class B	2	11	17
Class C	1	5	2
Shareholder services fees:
Class A	8	14	11
Class B	1	4	6
Class C	–	2	1
Transfer agent fees	29	32	37
Custodian fees	15	21	14
Professional fees	16	12	15
Pricing service fees	7	47	6
Printing and shareholder reports	10	7	10
Registration and filing fees	10	12	10
Trustees’ fees	12	9	11
Miscellaneous	9	7	8

Total Expenses	1,271	989	1,242

Less:
Waiver of investment advisory fees	(184)	(194)	(263)

Net Expenses	1,087	795	979

Net Investment Income	8,784	6,451	7,909

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	1,662	(106)	1,050
Net change in unrealized appreciation/depreciation on investments	7,354	6,118	8,366

Net Gain on Investments	9,016	6,012	9,416

Payment from Affiliate(2)	102	68	106

Net Increase in Net Assets Resulting from Operations	$17,902	$12,531	$17,431

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

48

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$3,759	$10,542	$1,659
Income from affiliate(1)	61	256	42
Security lending income	62	309	24

Total Investment Income	3,882	11,107	1,725

Expenses:
Investment advisory fees	356	1,136	140
Administration fees	47	124	21
12b-1 fees:
Class I	12	30	5
Class A	—	1	—
Class B	2	5	—
Class C	2	1	—
Shareholder services fees:
Class A	5	13	2
Class B	1	2	—
Class C	1	—	—
Transfer agent fees	14	112	4
Custodian fees	9	15	5
Professional fees	8	19	5
Pricing service fees	7	7	4
Printing and shareholder reports	5	12	2
Registration and filing fees	10	13	3
Trustees’ fees	5	13	2
Miscellaneous	3	13	3

Total Expenses	487	1,516	196

Less:
Waiver of investment advisory fees	(79)	(310)	(70)

Net Expenses	408	1,206	126

Net Investment Income	3,474	9,901	1,599

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	535	3,536	167
Net realized gain on foreign currency transactions	—	744	—
Net realized gain on swap agreements	—	83	—
Net change in unrealized appreciation/depreciation on investments and swap agreements	1,774	6,018	424
Net change in unrealized appreciation/depreciation on foreign currency translation	—	(196)	—

Net Gain on Investments	2,309	10,185	591

Payment from Affiliate(2)	59	82	33

Net Increase in Net Assets Resulting from Operations	$5,842	$20,168	$2,223

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

49

Allegiant Tax Exempt Bond Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2007 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Investment Income:
Interest	$2,168	$1,329	$2,858	$796
Income from affiliate(1)	9	7	9	8

Total Investment Income	2,177	1,336	2,867	804

Expenses:
Investment advisory fees	267	155	365	109
Administration fees	29	17	40	12
12b-1 fees:
Class I	7	3	9	2
Class A	—	1	1	—
Class B	2	2	3	—
Class C	—	—	2	2
Shareholder services fees:
Class A	6	16	12	3
Class B	1	1	1	—
Class C	—	—	1	1
Transfer agent fees	8	7	10	3
Custodian fees	4	3	6	3
Professional fees	7	6	8	4
Pricing service fees	6	4	10	4
Printing and shareholder reports	3	2	4	1
Registration and filing fees	6	7	3	1
Trustees’ fees	3	2	4	1
Miscellaneous	3	1	3	1

Total Expenses	352	227	482	147

Less:
Waiver of investment advisory fees	(73)	(42)	(100)	(30)

Net Expenses	279	185	382	117

Net Investment Income	1,898	1,151	2,485	687

Realized and Unrealized Gain on Investments:
Net realized gain on investments sold	95	415	207	12
Net change in unrealized appreciation/depreciation on investments	991	306	1,525	598

Net Gain on Investments	1,086	721	1,732	610

Payment from Affiliate(2)	17	12	19	6

Net Increase in Net Assets Resulting from Operations	$3,001	$1,884	$4,236	$1,303

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

50

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Allegiant Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Bond Fund		Government Mortgage Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income	$8,784	$16,757	$6,451	$13,163
Net realized gain (loss) on investments sold, futures, foreign currency transactions and swap agreements	1,662	1,906	(106)	1,931
Net change in unrealized appreciation/depreciation on investments, swap agreements and foreign currency translation	7,354	4,181	6,118	1,705
Payment from affiliate(1)	102	—	68	—

Net increase in net assets resulting from operations	17,902	22,844	12,531	16,799

Dividends to Shareholders:
Dividends from net investment income:
Class I	(8,624)	(15,719)	(6,083)	(12,431)
Class A	(141)	(294)	(276)	(690)
Class B	(8)	(23)	(59)	(137)
Class C	(4)	(6)	(26)	(71)

Total dividends	(8,777)	(16,042)	(6,444)	(13,329)

Share Transactions:
Proceeds from shares issued:
Class I	26,739	54,908	17,070	51,388
Class A	115	386	276	1,150
Class B	—	23	—	30
Class C	53	—	3	111
Reinvestment of dividends:
Class I	1,823	2,850	896	1,927
Class A	95	198	198	492
Class B	7	20	44	101
Class C	3	6	20	57

Total proceeds from shares issued and reinvested	28,835	58,391	18,507	55,256

Value of shares redeemed:
Class I	(30,237)	(66,414)	(28,295)	(57,641)
Class A	(540)	(1,825)	(1,074)	(6,067)
Class B	(282)	(177)	(184)	(870)
Class C	(1)	(15)	(338)	(829)

Total value of shares redeemed	(31,060)	(68,431)	(29,891)	(65,407)

Increase (decrease) in net assets from share transactions	(2,225)	(10,040)	(11,384)	(10,151)

Total increase (decrease) in net assets	6,900	(3,238)	(5,297)	(6,681)

Net Assets:
Beginning of period	364,682	367,920	260,420	267,101

End of period*	$371,582	$364,682	$255,123	$260,420

* Including undistributed (distributions in excess of ) net investment income	$220	$111	$134	$59

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

52

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007

$7,909	$16,671	$3,474	$6,803	$9,901	$17,484	$1,599	$3,659

1,050	578	535	(90)	4,363	1,228	167	(134)

8,366	3,935	1,774	1,650	5,822	2,953	424	576
106	—	59	—	82	—	33	—

17,431	21,184	5,842	8,363	20,168	21,665	2,223	4,101

(7,636)	(15,351)	(3,318)	(6,626)	(9,777)	(16,788)	(1,544)	(3,553)
(186)	(365)	(74)	(159)	(243)	(360)	(30)	(60)
(78)	(156)	(9)	(22)	(28)	(48)	—	—
(8)	(14)	(7)	(15)	(4)	(9)	—	—

(7,908)	(15,886)	(3,408)	(6,822)	(10,052)	(17,205)	(1,574)	(3,613)

23,020	43,003	12,442	17,172	50,103	147,441	9,471	6,898
78	551	95	68	2,183	4,649	5	19
2	1	—	—	47	354	—	—
412	77	—	—	8	148	—	—

2,290	4,145	1,644	2,941	3,033	5,063	948	2,056
159	308	54	112	208	292	30	57
72	144	7	19	18	34	—	—
7	13	6	12	3	8	—	—

26,040	48,242	14,248	20,324	55,603	157,989	10,454	9,030

(33,508)	(115,473)	(23,422)	(37,143)	(73,857)	(83,884)	(16,379)	(36,438)
(551)	(2,856)	(220)	(1,369)	(813)	(1,409)	(18)	(218)
(405)	(726)	(30)	(339)	(95)	(111)	—	—
(222)	(147)	(10)	(112)	(53)	(123)	—	—

(34,686)	(119,202)	(23,682)	(38,963)	(74,818)	(85,527)	(16,397)	(36,656)

(8,646)	(70,960)	(9,434)	(18,639)	(19,215)	72,462	(5,943)	(27,626)

877	(65,662)	(7,000)	(17,098)	(9,099)	76,922	(5,294)	(27,138)

355,313	420,975	160,207	177,305	410,544	333,622	72,523	99,661

$356,190	$355,313	$153,207	$160,207	$401,445	$410,544	$67,229	$72,523

$301	$194	$(159)	$(284)	$(1,014)	$(945)	$383	$325

53

Allegiant Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income	$1,898	$4,350
Net realized gain on investments sold	95	960
Net change in unrealized appreciation/depreciation on investments	991	(1,230)
Payment from affiliate(1)	17	—

Net increase in net assets resulting from operations	3,001	4,080

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,794)	(4,127)
Class A	(88)	(211)
Class B	(6)	(12)
Class C	—	—
Distributions from net realized capital gains:
Class I	—	(1,058)
Class A	—	(57)
Class B	—	(4)
Class C	—	—

Total dividends and distributions	(1,888)	(5,469)

Share Transactions:
Proceeds from shares issued:
Class I	2,709	9,801
Class A	107	2,174
Class C	9	—
Reinvestment of dividends and distributions:
Class I	24	192
Class A	50	161
Class B	5	14
Class C	—	—

Total proceeds from shares issued and reinvested	2,904	12,342

Value of shares redeemed:
Class I	(20,956)	(25,485)
Class A	(1,331)	(2,478)
Class B	(204)	(22)
Class C	(6)	(34)

Total value of shares redeemed	(22,497)	(28,019)

Decrease in net assets from share transactions	(19,593)	(15,677)

Total decrease in net assets	(18,480)	(17,066)

Net Assets:
Beginning of period	104,365	121,431

End of period*	$85,885	$104,365

* Including distributions in excess of net investment income	$(348)	$(375)

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

54

Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007

$1,151	$2,970	$2,485	$5,295	$687	$1,526
415	1,320	207	539	12	219
306	(1,665)	1,525	(612)	598	(57)
12	—	19	—	6	—

1,884	2,625	4,236	5,222	1,303	1,688

(891)	(2,286)	(2,290)	(4,891)	(646)	(1,443)
(251)	(662)	(176)	(363)	(34)	(69)
(7)	(18)	(10)	(24)	—	—
(1)	(4)	(10)	(18)	(7)	(14)

—	(708)	—	—	—	(114)
—	(226)	—	—	—	(6)
—	(7)	—	—	—	—
—	(1)	—	—	—	(2)

(1,150)	(3,912)	(2,486)	(5,296)	(687)	(1,648)

5,730	1,767	11,144	21,075	2,309	3,100
61	874	399	1,487	211	376
3	3	8	4	15	30

66	292	36	107	1	24
193	731	141	289	22	50
6	21	7	16	—	—
1	3	5	11	6	13

6,060	3,691	11,740	22,989	2,564	3,593

(8,609)	(22,386)	(24,087)	(36,350)	(4,093)	(10,071)
(1,477)	(6,035)	(1,080)	(2,181)	(128)	(365)
(207)	(284)	(11)	(281)	—	—
(6)	(138)	—	(48)	—	(288)

(10,299)	(28,843)	(25,178)	(38,860)	(4,221)	(10,724)

(4,239)	(25,152)	(13,438)	(15,871)	(1,657)	(7,131)

(3,505)	(26,439)	(11,688)	(15,945)	(1,041)	(7,091)

56,714	83,153	136,848	152,793	40,068	47,159

$53,209	$56,714	$125,160	$136,848	$39,027	$40,068

$(137)	$(150)	$(47)	$(65)	$(97)	$(103)

55

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2007, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Exempt Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances. Class B Shares are no longer offered except in connection with dividend reinvestments and permitted exchanges.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund , S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Exempt Bond Funds. The financial statements of the Equity Funds and the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Exempt Bond Funds.

Investment Valuation

Investment securities of the Fixed Income and Tax Exempt Bond Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid

56

and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Fixed Income and Tax Exempt Bond Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Fixed Income and Tax Exempt Bond Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should

57

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

the value of such foreign currency increase. Details of forward foreign currency contracts open at period end are included in the respective Fund’s Statements of Net Assets.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Bond, Government Mortgage, Intermediate Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced and COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Loan Agreements

Certain Funds may invest in loan agreements which may be in the form of assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. As a result, a Fund may be subject to the credit risk of the borrower. As of November 30, 2007, there were no unfunded loan commitments in the Funds.

Swap Agreements

Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statements of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of November 30, 2007, there were no open swap agreements in the Funds.

58

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fixed Income and Tax Exempt Bond Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect for the six months ended November 30, 2007.

	Annual Rate	Fee Waiver
Bond Fund	0.55%	0.10%
Government Mortgage Fund	0.55%	0.15%
Intermediate Bond Fund	0.55%	0.15%
Limited Maturity Bond Fund	0.45%	0.10%
Total Return Advantage Fund	0.55%	0.15%
Ultra Short Bond Fund	0.40%	0.20%
Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Michigan Intermediate Municipal Bond Fund	0.55%	0.15%
Ohio Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Pennsylvania Intermediate Municipal Bond Fund	0.55%	0.15%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage. Another officer of PFPC is Assistant Secretary of the Trust and Advantage.

59

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. For the six months ended November 30, 2007, the 12b-1 fee accrual rates were as shown below:

	Annual Rate
	Class I	Class A
Bond Fund	0.015%	0.015%
Government Mortgage Fund	0.015%	0.015%
Intermediate Bond Fund	0.015%	0.015%
Limited Maturity Bond Fund	0.015%	0.015%
Total Return Advantage Fund	0.015%	0.015%
Ultra Short Bond Fund	0.015%	0.015%
Intermediate Tax Exempt Bond Fund	0.015%	0.015%
Michigan Intermediate Municipal Bond Fund	0.015%	0.015%
Ohio Intermediate Tax Exempt Bond Fund	0.015%	0.015%
Pennsylvania Intermediate Municipal Bond Fund	0.010%	0.010%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus either $4,000 for each combined Board meeting attended in person, or $2,000 for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. These fees were effective through December 31, 2007. Effective January 1, 2008, the annual fee per Trustee will increase to $45,000 and the fee for each combined Board meeting attended will increase to $4,500. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the six months ended November 30, 2007, approximately 0.0275% was allocated to PFPC and approximately 0.0325% was allocated to NCB.

60

Legal Fees

Expenses paid by the Trust during the six months ended November 30, 2007, include legal fees of $153,316 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Transfer Agent

PFPC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2007, PFPC received $276,232 from the Funds in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Affiliated Funds

Pursuant to SEC rules, the Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 8) to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

During the six months ended November 30, 2007, Union Bank of California, acting as domestic securities lending agent for the Funds, invested cash collateral for loaned securities in a medium-term note of an affiliate of the Adviser. The holding was sold on October 24, 2007.

The table below shows the transactions which occurred during the six months ended November 30, 2007, and the final sale of the entire position on October 24, 2007:

	Affiliated Issuer	Balance of Affiliate as of 05/31/07 (000)		Purchases through 10/23/07 (000)	Sales at 10/24/07 (000)	Balance of Affiliate as of 11/30/07 (000)
Bond Fund	National City Bank of Indiana	$		$9,547	$(9,547)	$
Government Mortgage Fund	National City Bank of Indiana		—	244	(244)		—
Intermediate Bond Fund	National City Bank of Indiana		—	12,555	(12,555)		—
Limited Maturity Bond Fund	National City Bank of Indiana		—	2,356	(2,356)		—
Total Return Advantage Fund	National City Bank of Indiana		—	14,521	(14,521)		—
Ultra Short Bond Fund	National City Bank of Indiana		—	1,317	(1,317)		—

4. Investments

During the six months ended November 30, 2007, the cost of purchases and proceeds from sales of investments, other than short-term investments and long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$290,525	$245,184
Government Mortgage Fund	307,098	309,387
Intermediate Bond Fund	72,072	58,132
Limited Maturity Bond Fund	33,147	33,149
Total Return Advantage Fund	63,326	28,682
Ultra Short Bond Fund	16,781	26,435
Intermediate Tax Exempt Bond Fund	24,439	44,372
Michigan Intermediate Municipal Bond Fund	19,926	24,667
Ohio Intermediate Tax Exempt Bond Fund	15,991	28,796
Pennsylvania Intermediate Municipal Bond Fund	6,795	8,070

61

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

During the six months ended November 30, 2007, the cost of purchases and proceeds from sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$63,805	$144,532
Government Mortgage Fund	10,364	18,073
Intermediate Bond Fund	106,332	144,806
Limited Maturity Bond Fund	45,336	52,802
Total Return Advantage Fund	85,362	180,945
Ultra Short Bond Fund	30,601	23,165

5. Federal Income Taxes

Each of the Fixed Income and Tax Exempt Bond Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature, and are primarily due to wash sales, paydowns, market discount, swap agreements, and dividends deemed paid upon shareholder redemption of fund shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2007, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
Fund	2008	2009	2010	2012	2013		2014	2015	Total
Bond Fund	$—	$11,132	$11,952	$—	$		$1,212	$2,875	$27,171
Government Mortgage Fund*	1,987	2,228	—	2,107		—	2,274	2,138	10,734
Intermediate Bond Fund	—	1,034	1,169	—		—	2,120	5,948	10,271
Limited Maturity Bond Fund	1,834	755	1,650	233		773	3,290	1,526	10,061
Total Return Advantage Fund	—	—	—	—		—	559	979	1,538
Ultra Short Bond Fund	—	—	—	315		681	1,609	783	3,388
Ohio Intermediate Tax Exempt Bond Fund	—	758	—	—		—	—	—	758

*	A portion of the amount of this loss may be utilized in subsequent years. The amount is subject to an annual limitation due to the Fund’s merger with Armada GNMA Fund on November 21, 2003.

62

6. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Fixed Income and Tax Exempt Bond Funds.

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07
Bond Fund
Shares issued	2,704	5,528	12	39	—	2	5	—
Share reinvested	183	287	10	20	1	2	—	1
Shares redeemed	(3,042)	(6,713)	(55)	(184)	(28)	(18)	—	(2)

Net increase (decrease)	(155)	(898)	(33)	(125)	(27)	(14)	5	(1)

Government Mortgage Fund
Shares issued	1,895	5,679	31	128	—	3	—	13
Share reinvested	99	213	22	54	5	11	2	6
Shares redeemed	(3,128)	(6,365)	(119)	(670)	(20)	(96)	(38)	(92)

Net decrease	(1,134)	(473)	(66)	(488)	(15)	(82)	(36)	(73)

Intermediate Bond Fund
Shares issued	2,185	4,103	7	53	—	—	39	7
Share reinvested	217	395	15	29	7	14	1	1
Shares redeemed	(3,189)	(11,017)	(52)	(273)	(38)	(69)	(21)	(14)

Net increase (decrease)	(787)	(6,519)	(30)	(191)	(31)	(55)	19	(6)

Limited Maturity Bond Fund
Shares issued	1,267	1,752	10	7	—	—	—	—
Share reinvested	167	300	5	11	1	1	1	1
Shares redeemed	(2,378)	(3,800)	(22)	(140)	(3)	(34)	(1)	(11)

Net decrease	(944)	(1,748)	(7)	(122)	(2)	(33)	—	(10)

Total Return Advantage Fund
Shares issued	5,010	14,673	218	464	5	35	1	14
Share reinvested	302	504	21	29	2	3	—	1
Shares redeemed	(7,327)	(8,330)	(81)	(140)	(9)	(11)	(5)	(12)

Net increase (decrease)	(2,015)	6,847	158	353	(2)	27	(4)	3

Ultra Short Bond Fund
Shares issued	954	698	1	2	—	—	—	—
Share reinvested	95	208	3	6	—	—	—	—
Shares redeemed	(1,649)	(3,689)	(2)	(22)	—	—	—	—

Net increase (decrease)	(600)	(2,783)	2	(14)	—	—	—	—

Intermediate Tax Exempt Bond Fund
Shares issued	278	991	11	219		—	1	—
Share reinvested	2	19	5	16		1		—
Shares redeemed	(2,142)	(2,573)	(137)	(248)	(21)	(2)	(1)	(3)

Net decrease	(1,862)	(1,563)	(121)	(13)	(21)	(1)	—	(3)

63

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

	Class I		Class A		Class B		Class C
	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07	Six Months Ended 11/30/07	Year Ended 5/31/07
Michigan Intermediate Municipal Bond Fund
Shares issued	569	171	6	84	—	—	—	—
Share reinvested	6	28	19	71	1	2	—	—
Shares redeemed	(849)	(2,163)	(146)	(584)	(20)	(27)	(1)	(13)

Net decrease	(274)	(1,964)	(121)	(429)	(19)	(25)	(1)	(13)

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	1,022	1,910	37	135	—	—	1	—
Share reinvested	3	10	13	26	1	1	1	1
Shares redeemed	(2,203)	(3,300)	(99)	(198)	(1)	(25)	—	(4)

Net increase (decrease)	(1,178)	(1,380)	(49)	(37)	—	(24)	2	(3)

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	224	300	21	36	—	—	1	3
Share reinvested	—	2	2	5	—	—	1	1
Shares redeemed	(398)	(972)	(12)	(35)	—	—		(28)

Net increase (decrease)	(174)	(670)	11	6	—	—	2	(24)

7. Market and Credit Risk

Some countries in which certain of the Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

64

The rating of long-term debt as a percentage of total value of investments on November 30, 2007, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AAA/Aaa	73.4%	78.4%	75.8%	86.1%
AA/Aa	13.9%	21.6%	14.1%	13.3%
A/A	11.0%	—	7.3%	—
BBB/Baa	1.7%	—	2.8%	0.6%

	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8. Securities Lending

To generate additional income, the Fixed Income Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. The lending Funds may lend up to 50% of securities in which they are invested requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The lending Funds receive 70% of the income earned which is comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

10. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds implemented FIN 48 in their NAV calculation as of November 30, 2007. Management reviewed the Funds’ tax return positions and applied the measurement requirements outlined in connection with FIN 48 and determined that implementation of FIN 48 did not have an impact on the Funds’ financial statements for the period ended November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

65

Allegiant Fixed Income and Tax Exempt Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

11. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Payment from Affiliate” in the Statement of Operations. The payment was allocated among the funds as recommended by the Committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

66

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Fixed Income and Tax Exempt Bond Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory Agreements, Prospectuses and Statements of Additional Information.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Trustees considered the short- and long-term performance of the Funds, including any periods of outperformance or underperformance of relevant benchmarks or peer groups. TheTrustees concluded that the continuation of the Agreements was not inconsistent with the Trustees’ belief that investment performance of specific funds could be improved. The Trustees discussed with the Adviser actions that might be taken to improve performance. The Trustees considered that the Adviser has made changes in its portfolio management personnel and processes to improve long-term performance. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the

67

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

Proxy Voting

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

68

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square 18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

SEMI-ANNUAL REPORT

November 30, 2007

(Unaudited)

Money Market Funds

Allegiant

AllegiantFunds.com

The Discipline of Investing,
a Commitment to Results

ALLEGIANT MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER ALLEGIANT FUNDS

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Mid Cap Growth Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

	Financial Highlights	Statements of Net Assets
Government Money Market Fund	8	10
Money Market Fund.	8	12
Ohio Municipal Money Market Fund	9	16
Pennsylvania Tax Exempt Money Market Fund	9	20
Tax Exempt Money Market Fund	9	23
Treasury Money Market Fund	9	30

Statements of Operations.		32
Statements of Changes in Net Assets		34
Notes to Financial Statements.		36
Trustees Review and Approval of Advisory Agreements		41
Proxy Voting and Quarterly Schedule of Investments		42

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Allegiant Asset Management Company (“Adviser”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with the Adviser and is not a bank.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Allegiant Money Market Funds

CHAIRMAN‘S MESSAGE

JANUARY 2008

Dear Shareholders:

We are pleased to provide you with important semi-annual information about Allegiant Funds, as well as a review of the financial markets and events shaping global economies. During the six month period ended November 30, 2007, total assets of the Allegiant Funds declined less than 1% to $11.1 billion.

The financial news has been dominated by events in the credit markets since problems emerged in the subprime mortgage market last year. This has generated increased scrutiny as to the credit quality and liquidity of individual securities held in investment portfolios. Your investment adviser has remained closely apprised of developments in the credit markets and continues to maintain a rigorous and ongoing credit review process across all fixed income and money market funds.

The start of a new year is often a natural time for individuals to evaluate their investment portfolios. As always, we encourage you to review the information included in this semi-annual report as a part of the process. You can also visit our web site at AllegiantFunds.com for additional information on all Allegiant Funds.

Finally, we would like to take this opportunity to thank Jack Breen for his valuable service on our Board of Trustees. Jack, who retired during this semi-annual period, made significant contributions during his tenure on the Board.

If you have any questions regarding Allegiant Funds or the information contained in this report, you may contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Thank you for investing with Allegiant Funds and best wishes for a happy, healthy and prosperous new year.

Sincerely,

Robert D. Neary Chairman

1

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

“...the Federal Reserve Board made significant moves to increase liquidity.”

Commentary provided by Allegiant Asset Management Company

Economic and Market Overview

During the second half of 2007, investors were faced with two significant economic events: the fallout of subprime lending, with its ensuing credit crunch, and slowing economic growth. As a result, both stock and bond investors today are dealing with higher market volatility and increased uncertainty.

During the year, it became apparent that the housing market and its accompanying job creation, construction activity and consumer spending could no longer drive U.S. economic growth as it had for much of the past five years. Rising financing costs resulted in fewer home sales, lower home prices and higher levels of defaults among marginal, or subprime, borrowers. The increase in subprime defaults made an impact on the market’s financial sector – particularly those financial institutions that had extended sub-optimal loans to borrowers – as well as the investors who had purchased securities formed by bundling these loans. The negative effects of these issues quickly rippled throughout the economy, ultimately affecting both stock and bond investors.

By August, tightening credit markets weighed on the economy, despite previously released economic data that had suggested continued strength and benign inflation. In response, the Federal Reserve Board made significant moves to increase liquidity. On August 17, the Fed cited growing risks to the economy when it cut the discount rate (the rate the Fed charges banks to lend directly) by 50 basis points. The Fed surprised the bond and equity markets on September 18, when it again cut both the discount rate and the target fed funds rate by 50 basis points. An additional 25-basis-point cut in October was accompanied by a Fed statement that risks to slowing growth and inflation were balanced.

Fixed Income

In the second half of 2007, volatility greatly increased in the fixed-income markets, resulting in substantially expanded risk premiums. This environment was in part the result of the recognition of serious issues with subprime mortgage loans, such as surging delinquencies and foreclosures of residential mortgage loans due to poor underwriting standards and weakening home prices. The subprime mortgage crisis rippled through the financial markets, creating a significant financial crisis that has greatly diminished liquidity and credit availability.

As the financial crisis unfolded in this period, the bond market responded with a classic “flight to quality” movement reflected in the 2-year note’s 191-basis-point decline in yield and the yield spread’s 128-basis-point widening between the 2-year and 10-year notes. Concurrently, credit yield spreads to treasuries, especially in the financial sectors, experienced extremely wide gaps as a prominent group of institutions took over $60 billion in balance sheet write-downs. In acknowledgment of this financial crisis and its potential to slow future economic growth, the Federal Reserve Bank lowered the target on the federal funds rate from 5.25% to 4.5%.

2

In spite of the crisis on Wall Street, the economy of Main Street, with the exception of housing, remained resilient with a low unemployment rate of 4.7% and a third-quarter Real GDP of 4.9%. This did not alleviate the crisis as liquidation of fixed-income securities into a risk-averse market overwhelmed bond investors’ ability to absorb these bonds without large concessions. The valuations of all non-treasury securities, including municipal bonds and AAA-rated asset-backed securities were severely affected.

Equities

The housing market downturn and credit crunch negatively affected the Financial and Consumer Discretionary sectors of the market, contributing to a considerable increase in volatility during the second half of 2007. Quantitative managers, such as multi-strategy hedge funds, were particularly affected by the markets in August. With a portion of their portfolios invested in illiquid mortgage-backed securities, many of these managers were forced to liquidate equity holdings to raise needed capital. Consequently, prices of many valuation-based portfolios were sent downward.

Third-quarter earnings for the S&P 500® were weaker than expected and included the first year-over-year decline in quarterly earnings in more than five years. So far this year, large cap companies, which tend to have higher exposure to the faster-growing international economies and benefit from a greater number of exports due to the weak dollar, performed well. The Materials, Energy and Technology sectors likewise benefited from strong international growth and development during the year.

As investors sought the safety of higher-quality, larger companies, large cap stocks significantly outperformed their small cap counterparts year-to-date in 2007 according to Russell growth and value indices across all market capitalizations. And in the growth vs. value face-off, the Russell Growth Index and the Russell Value Index show that growth stocks outperformed value stocks across all market capitalizations during the period. Investors typically seek stronger growth opportunities in a slowing economic climate.

Developing countries, such as Brazil, China, Russia and India, now appear to be the greatest contributors to international growth, adding as much as 30% to world GDP (ISI Group). While Europe and the United Kingdom addressed credit issues similar to those of the United States, international growth remained higher than domestic during the period.

Looking Ahead

The current financial crisis continues to develop. Large financial firms are experiencing serious liquidity and balance sheet issues, which are impairing the ability of businesses and consumers to borrow.

“The subprime mortgage crisis rippled through the financial markets...”

3

Allegiant Money Market Funds

REPORT FROM ALLEGIANT ASSET MANAGEMENT COMPANY

As a result of earlier excesses, investors are seeing less consumer lending, tighter underwriting standards, more selective credit card issuance and more restrictive corporate lending. Working through this will likely be a long-term process and it will have a significant impact on economic growth. That said, the Federal Reserve has made moves to inject liquidity and lower borrowing costs. Though this may stoke inflation worries, slower economic growth could act to keep inflation contained.

Future economic growth estimates have been lowered to a range of 1.8% to 2.5% in 2008, but the probability of a recession remains unknown. The outcome will depend upon the willingness of financial institutions to lend and the consumer’s willingness and ability to spend.

Corporate America has done relatively well in the recent environment. However, investors question how performance can continue to improve in an environment where growth is slowing and credit is tightening. Earnings growth estimates for 2008, which were at 9% in January 2007, have fallen to only 2% today.

Fears remain that the U.S. growth slowdown will adversely impact international growth. Financial markets are now global, and the domestic demand generated by emerging economies could provide a boost for U.S.-based exporters.

Overall, the markets have begun to assimilate information. Looking forward, we see mounting evidence of an economic slowdown, or even a recession in the near term. We are likely to see additional action by the Federal Reserve to help U.S. growth reaccelerate and there is growing optimism for a better second half of 2008.

4

Allegiant Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments for each of the Allegiant Money Market Funds as of November 30, 2007.

Government Money Market Fund

Repurchase Agreements	52.6%
Federal Home Loan Bank	18.7
Federal Home Loan Mortgage Corporation	14.9
Federal National Mortgage Association	7.0
Federal Farm Credit Bank	5.1
Money Market Fund	1.7

100.0%

Money Market Fund

Commercial Paper	52.2%
Repurchase Agreements	19.4
Certificates of Deposit	12.0
Corporate Bonds	10.7
Master Note	2.3
Funding Agreements	1.9
Municipal Securities	1.2
Money Market Fund	0.3

100.0%

Ohio Municipal Money Market Fund

Hospital/Nursing Homes Revenue Bonds	30.0%
General Obligation Bonds	22.3
Education Revenue Bonds	13.6
Industrial Development Revenue Bonds	12.2
Water/Sewer Revenue Bonds	7.4
Anticipation Notes	6.0
Tax Exempt Commerical Paper	3.1
Transportation Revenue Bonds	1.6
Pollution Control Revenue Bonds	1.2
Public Purpose Revenue Bonds	1.1
Money Market Fund	0.7
Retirement Community Revenue Bonds	0.6
Public Facilities Revenue Bonds	0.2

100.0%

Pennsylvania Tax Exempt Money Market Fund

Education Revenue Bonds	22.5%
Hospital/Nursing Homes Revenue Bonds	16.7
Industrial Development Revenue Bonds	15.8
Public Purpose Revenue Bonds	15.3
General Obligation Bonds	11.1
Transportation Revenue Bonds	7.4
Water/Sewer Revenue Bonds	4.5
Tax Exempt Commerical Paper	3.0
Public Facilities Revenue Bonds	2.8
Money Market Fund	0.9

100.0%

Tax Exempt Money Market Fund

General Obligation Bonds	20.3%
Education Revenue Bonds	17.1
Hospital/Nursing Homes Revenue Bonds	16.0
Industrial Development Revenue Bonds	13.3
Public Purpose Revenue Bonds	12.6
Other Revenue Bonds	5.6
Public Facilities Revenue Bonds	4.3
Tax Exempt Commerical Paper	3.7
Transportation Revenue Bonds	3.3
Water/Sewer Revenue Bonds	1.3
Anticipation Notes	1.2
Money Market Fund	0.7
Pollution Control Revenue Bonds	0.6

100.0%

Treasury Money Market Fund

U.S. Treasury Bills	83.1%
Money Market Fund	8.5
U.S. Treasury Notes	8.4

100.0%

5

Allegiant Money Market Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class B Shares and Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

**	Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2007 to November 30, 2007).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 6/1/07	Ending Account Value 11/30/07	Annualized Expense Ratio	Expenses Paid During Period*

Government Money Market Fund
Actual
Class I	$1,000.00	$1,023.97	0.36%	$1.82
Class A	1,000.00	1,022.71	0.61	3.08
Hypothetical**
Class I	1,000.00	1,023.20	0.36	1.82
Class A	1,000.00	1,021.95	0.61	3.08

Money Market Fund
Actual
Class I	$1,000.00	$1,024.65	0.36%	$1.82
Class A	1,000.00	1,023.37	0.61	3.09
Class B	1,000.00	1,019.68	1.35	6.82
Class C	1,000.00	1,019.68	1.35	6.82
Hypothetical**
Class I	1,000.00	1,023.20	0.36	1.82
Class A	1,000.00	1,021.95	0.61	3.08
Class B	1,000.00	1,018.25	1.35	6.81
Class C	1,000.00	1,018.25	1.35	6.81

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,017.09	0.26%	$1.31
Class A	1,000.00	1,015.82	0.51	2.57
Hypothetical**
Class I	1,000.00	1,023.70	0.26	1.32
Class A	1,000.00	1,022.45	0.51	2.58

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,017.13	0.27%	$1.36
Class A	1,000.00	1,015.85	0.52	2.62
Hypothetical**
Class I	1,000.00	1,023.65	0.27	1.37
Class A	1,000.00	1,022.40	0.52	2.63

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,017.13	0.26%	$1.31
Class A	1,000.00	1,015.86	0.51	2.57
Hypothetical**
Class I	1,000.00	1,023.70	0.26	1.32
Class A	1,000.00	1,022.45	0.51	2.58

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,020.22	0.36%	$1.82
Class A	1,000.00	1,018.94	0.61	3.08
Hypothetical**
Class I	1,000.00	1,023.20	0.36	1.82
Class A	1,000.00	1,021.95	0.61	3.08

6

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7

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS (Unaudited)
Selected Per Share Data and Ratios
For the Six Months Ended November 30, 2007
and For the Years Ended May 31

	Net Asset Value, Beginning of Period	Net Investment Income†		Realized and Unrealized Gain (Loss) on Investments		Payment from Affiliate†(2)		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)
GOVERNMENT MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	2.40%	$515,695	0.36%	4.74%	0.41%	4.69%
2007	1.00	0.05		—	*	—		(0.05)	1.00	5.01	464,208	0.37	4.90	0.42	4.85
2006	1.00	0.04		—		—		(0.04)	1.00	3.69	576,444	0.41	3.61	0.49	3.53
2005	1.00	0.02		—		—		(0.02)	1.00	1.58	724,656	0.44	1.43	0.54	1.33
2004	1.00	0.01		—		—		(0.01)	1.00	0.65	1,554,598	0.42	0.65	0.52	0.55
2003	1.00	0.01		—		—		(0.01)	1.00	1.15	1,966,487	0.41	1.16	0.51	1.06
CLASS A
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	2.27%	$340,178	0.61%	4.49%	0.66%	4.44%
2007	1.00	0.05		—	*	—		(0.05)	1.00	4.75	339,913	0.62	4.65	0.67	4.60
2006	1.00	0.03		—		—		(0.03)	1.00	3.43	391,159	0.66	3.36	0.74	3.28
2005	1.00	0.01		—		—		(0.01)	1.00	1.33	441,606	0.69	1.18	0.79	1.08
2004	1.00	—	*	—		—		— *	1.00	0.40	388,023	0.67	0.40	0.77	0.30
2003	1.00	0.01		—		—		(0.01)	1.00	0.89	593,867	0.66	0.91	0.76	0.81
MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	2.47%	$2,396,656	0.36%	4.88%	0.41%	4.83%
2007	1.00	0.05		—	*	—		(0.05)	1.00	5.09	2,400,557	0.37	4.98	0.42	4.93
2006	1.00	0.04		—		—		(0.04)	1.00	3.75	2,107,744	0.41	3.65	0.49	3.57
2005(1)	1.00	0.02		—		—		(0.02)	1.00	1.62	2,373,840	0.42	1.57	0.52	1.47
2004	1.00	0.01		—		—		(0.01)	1.00	0.67	2,920,107	0.43	0.68	0.53	0.58
2003	1.00	0.01		—		—		(0.01)	1.00	1.19	3,646,585	0.40	1.19	0.50	1.09
CLASS A
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	2.34%	$827,852	0.61%	4.63%	0.66%	4.58%
2007	1.00	0.05		—	*	—		(0.05)	1.00	4.82	902,964	0.62	4.73	0.67	4.68
2006	1.00	0.03		—		—		(0.03)	1.00	3.49	749,629	0.66	3.40	0.74	3.32
2005(1)	1.00	0.01		—		—		(0.01)	1.00	1.37	734,047	0.67	1.32	0.77	1.22
2004	1.00	—	*	—		—		— *	1.00	0.43	902,676	0.68	0.43	0.78	0.33
2003	1.00	0.01		—		—		(0.01)	1.00	0.94	1,097,776	0.65	0.94	0.75	0.84
CLASS B						—
2007**	$1.00	$0.02		$—	*	—	*	$(0.02)	$1.00	1.97%	$441	1.35%	3.95%	1.40%	3.90%
2007	1.00	0.04		—	*	—		(0.04)	1.00	4.07	632	1.35	3.89	1.40	3.84
2006	1.00	0.03		—		—		(0.03)	1.00	2.76	715	1.37	2.69	1.45	2.61
2005(1)	1.00	0.01		—		—		(0.01)	1.00	0.94	1,126	1.09	0.90	1.49	0.50
2004	1.00	—	*	—		—		— *	1.00	0.43	1,129	0.68	0.43	1.48	(0.37)
2003	1.00	0.01		—		—		(0.01)	1.00	0.60	1,789	0.95	0.64	1.46	0.13
CLASS C
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	1.97%	$107	1.35%	3.95%	1.40%	3.90%
2007	1.00	0.04		—	*	—		(0.04)	1.00	4.07	107	1.35	3.89	1.40	3.84
2006	1.00	0.03		—		—		(0.03)	1.00	2.76	107	1.37	2.69	1.45	2.61
2005(1)	1.00	0.01		—		—		(0.01)	1.00	0.94	685	1.09	0.90	1.49	0.50
2004	1.00	—	*	—		—		— *	1.00	0.42	671	0.68	0.43	1.48	(0.37)
2003	1.00	0.01		—		—		(0.01)	1.00	0.60	1,283	0.95	0.64	1.46	0.13

*	Amount represents less than $0.005 per share.

**	For the six months ended November 30, 2007. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Per share data calculated using average shares outstanding method.

(1)

Capital infusions in June and July 2004 resulted in a $0.001, $0.003, $0.001 and $0.000 effect to the net asset value per share of Class I, Class A, Class B and Class C, respectively, for the year ended May 31, 2005 and had no effect on the total return of the Fund.

(2)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income†		Realized and Unrealized Gain (Loss) on Investments		Payment from Affiliate†(2)		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
OHIO MUNICIPAL MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—		$—	*	$(0.02)	$1.00	1.71%	$309,209	0.26%	3.39%	0.31%	3.34%
2007	1.00	0.03		—		—		(0.03)	1.00	3.40	293,090	0.27	3.35	0.32	3.30
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	315,415	0.31	2.55	0.45	2.41
2005	1.00	0.01		—		—		(0.01)	1.00	1.38	304,362	0.33	1.40	0.53	1.20
2004	1.00	0.01		—		—		(0.01)	1.00	0.70	238,433	0.34	0.70	0.54	0.50
2003	1.00	0.01		—		—		(0.01)	1.00	1.06	262,692	0.32	1.05	0.52	0.85
CLASS A
2007**	$1.00	$0.02		—		—	*	$(0.02)	$1.00	1.58%	$113,879	0.51%	3.14%	0.56%	3.09%
2007	1.00	0.03		—		—		(0.03)	1.00	3.15	90,158	0.52	3.10	0.57	3.05
2006	1.00	0.02		—		—		(0.02)	1.00	2.32	55,993	0.56	2.30	0.70	2.16
2005	1.00	0.01		—		—		(0.01)	1.00	1.12	55,348	0.58	1.15	0.78	0.95
2004	1.00	—	*	—		—		— *	1.00	0.45	48,535	0.59	0.45	0.79	0.25
2003	1.00	0.01		—		—		(0.01)	1.00	0.81	52,040	0.57	0.80	0.77	0.60
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—		$—	*	$(0.02)	$1.00	1.71%	$98,154	0.27%	3.40%	0.32%	3.35%
2007	1.00	0.03		—		—		(0.03)	1.00	3.40	102,098	0.28	3.35	0.33	3.30
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	80,340	0.32	2.55	0.49	2.38
2005	1.00	0.01		—		—		(0.01)	1.00	1.35	93,325	0.34	1.33	0.59	1.08
2004	1.00	0.01		—		—		(0.01)	1.00	0.69	97,248	0.34	0.69	0.59	0.44
2003	1.00	0.01		—		—		(0.01)	1.00	1.07	100,585	0.30	1.06	0.55	0.81
CLASS A
2007**	$1.00	$0.02		—		—	*	$(0.02)	$1.00	1.59%	$67,072	0.52%	3.15%	0.57%	3.10%
2007	1.00	0.03		—		—		(0.03)	1.00	3.14	59,534	0.53	3.10	0.58	3.05
2006	1.00	0.02		—		—		(0.02)	1.00	2.32	42,149	0.57	2.30	0.74	2.13
2005	1.00	0.01		—		—		(0.01)	1.00	1.10	39,357	0.59	1.08	0.84	0.83
2004	1.00	—	*	—		—		— *	1.00	0.43	104,046	0.59	0.44	0.84	0.19
2003	1.00	0.01		—		—		(0.01)	1.00	0.82	88,615	0.55	0.81	0.80	0.56
TAX EXEMPT MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—		$—	*	$(0.02)	$1.00	1.71%	$679,392	0.26%	3.40%	0.31%	3.35%
2007	1.00	0.03		—	*	—		(0.03)	1.00	3.40	546,126	0.27	3.36	0.32	3.31
2006	1.00	0.03		—		—		(0.03)	1.00	2.58	381,918	0.31	2.55	0.45	2.41
2005	1.00	0.01		—		—		(0.01)	1.00	1.36	436,206	0.33	1.35	0.53	1.15
2004	1.00	0.01		—		—		(0.01)	1.00	0.68	426,256	0.33	0.68	0.53	0.48
2003	1.00	0.01		—		—		(0.01)	1.00	1.04	545,100	0.31	1.03	0.51	0.83
Class A
2007**	$1.00	$0.02		$—		$—	*	$(0.02)	$1.00	1.59%	$222,754	0.51%	3.15%	0.56%	3.10%
2007	1.00	0.03		—	*	—		(0.03)	1.00	3.15	201,946	0.52	3.11	0.57	3.06
2006	1.00	0.02		—		—		(0.02)	1.00	2.33	165,891	0.56	2.30	0.70	2.16
2005	1.00	0.01		—		—		(0.01)	1.00	1.10	137,814	0.58	1.10	0.78	0.90
2004	1.00	—	*	—		—		— *	1.00	0.43	222,193	0.58	0.43	0.78	0.23
2003	1.00	0.01		—		—		(0.01)	1.00	0.79	267,874	0.56	0.78	0.76	0.58
TREASURY MONEY MARKET FUND
CLASS I
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	2.02%	$232,380	0.36%	3.96%	0.41%	3.91%
2007	1.00	0.05		–	*	—		(0.05)	1.00	4.69	171,646	0.39	4.59	0.44	4.54
2006	1.00	0.03		—		—		(0.03)	1.00	3.36	164,992	0.43	3.24	0.48	3.19
2005	1.00	0.01		—		—		(0.01)	1.00	1.43	196,930	0.43	1.17	0.48	1.12
2004	1.00	0.01		—		—		(0.01)	1.00	0.54	578,023	0.43	0.54	0.48	0.49
2003	1.00	0.01		—		—		(0.01)	1.00	1.07	636,837	0.41	1.04	0.46	0.99
CLASS A
2007**	$1.00	$0.02		$—	*	$—	*	$(0.02)	$1.00	1.89%	$11,406	0.61%	3.71%	0.66%	3.66%
2007	1.00	0.04		–	*	—		(0.04)	1.00	4.43	7,896	0.64	4.34	0.69	4.29
2006	1.00	0.03		—		—		(0.03)	1.00	3.10	12,814	0.68	2.99	0.73	2.94
2005	1.00	0.01		—		—		(0.01)	1.00	1.17	16,649	0.68	0.92	0.73	0.87
2004	1.00	—	*	—		—		— *	1.00	0.29	24,611	0.68	0.29	0.73	0.24
2003	1.00	0.01		—		—		(0.01)	1.00	0.82	14,890	0.66	0.79	0.71	0.74

9

Allegiant Government Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.5%
Federal Farm Credit Bank — 5.3%
Federal Farm Credit Bank (DN)
4.800%, 12/07/07 (A)	$10,000	$9,992
Federal Farm Credit Bank (FRN)
4.520%, 11/14/08	10,000	10,000
4.540%, 03/17/09	10,000	10,000
4.530%, 04/17/09	5,000	5,000
4.780%, 04/30/09	10,000	10,000

		44,992

Federal Home Loan Bank — 19.0%
Federal Home Loan Bank
5.250%, 12/12/07	7,000	7,000
4.000%, 03/10/08	5,590	5,571
5.125%, 04/24/08	5,000	4,998
Federal Home Loan Bank (DN)
4.890%, 12/27/07 (A)	15,000	14,947
5.080%, 01/18/08 (A)	10,000	9,932
4.320%, 01/25/08 (A)	8,000	7,947
4.920%, 02/22/08 (A)	5,000	4,943
4.300%, 02/22/08 (A)	10,000	9,901
Federal Home Loan Bank (FRN)
3.474%, 01/24/08	12,500	12,500
3.464%, 02/07/08	15,000	15,000
3.676%, 02/28/08	10,000	10,000
5.019%, 10/02/08	10,000	10,002
4.785%, 11/26/08	10,000	10,000
4.520%, 02/20/09	10,000	10,000
4.741%, 05/05/09	10,000	10,000
4.739%, 05/20/09	10,000	9,996
4.678%, 05/20/09	10,000	10,000

		162,737

Federal Home Loan Mortgage Corporation — 15.1%
Federal Home Loan Mortgage Corporation
2.750%, 03/15/08	10,000	9,954
Federal Home Loan Mortgage Corporation (DN)
4.910%, 12/03/07 (A)	10,000	9,997
4.890%, 12/03/07 (A)	10,000	9,997
4.370%, 12/24/07 (A)	15,000	14,958
4.584%, 01/07/08 (A)	8,229	8,190
5.105%, 01/11/08 (A)	8,958	8,906
4.490%, 01/22/08 (A)	15,000	14,903
4.450%, 01/22/08 (A)	10,000	9,936
4.860%, 01/25/08 (A)	10,000	9,926
5.050%, 02/11/08 (A)	8,350	8,266
5.095%, 03/03/08 (A)	10,000	9,868
5.060%, 04/18/08 (A)	15,000	14,707

		129,608

Federal National Mortgage Association — 7.1%
Federal National Mortgage Association
4.750%, 02/01/08	2,263	2,261
Federal National Mortgage Association (DN)
4.790%, 12/19/07 (A)	15,000	14,964
4.500%, 12/26/07 (A)	10,000	9,968
4.860%, 01/02/08 (A)	10,000	9,957
4.870%, 01/04/08 (A)	5,704	5,678
4.480%, 01/30/08 (A)	15,000	14,888
5.010%, 02/29/08 (A)	3,181	3,141

		60,857

Total U.S. Government Agency Obligations (Cost $398,194)		398,194

	Number of Shares
MONEY MARKET FUND — 1.8%
AIM Government & Agency Portfolio (Cost $15,203)	15,202,966	15,203

	Par (000)
REPURCHASE AGREEMENTS — 53.6%
Bank of America
4.610% (dated 11/30/07, due 12/03/07, repurchase price $60,023,050, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 08/01/37, total market value $61,200,001)	$60,000	60,000
4.650% (dated 11/08/07, due 12/12/07, repurchase price $25,109,792, collateralized by Federal National Mortgage Association Bond, 6.000%, due 11/01/34, total market value $25,500,000) (B)	25,000	25,000
Barclays
4.610% (dated 11/30/07, due 12/03/07, repurchase price $60,023,050, collateralized by Federal Home Loan Bank and Federal Home Loan Mortgage Corporation Bonds, 4.500% to 4.750%, due 11/03/09 to 11/27/09, total market value $61,200,105)	60,000	60,000
Deutsche Bank
4.630% (dated 11/30/07, due 12/03/07, repurchase price $59,022,764, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 6.500%, due 01/01/34 to 10/01/37, total market value $60,180,000)	59,000	59,000
Goldman Sachs
4.610% (dated 11/30/07, due 12/03/07, repurchase price $60,023,050, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.500% to 8.500%, due 06/01/16 to 10/01/37, total market value $61,200,000)	60,000	60,000
Greenwich Capital
4.630% (dated 11/30/07, due 12/03/07, repurchase price $70,027,008, collateralized by Federal National Mortgage Association Bonds, 5.800% to 6.090%, due 9/01/36 to 11/01/37, total market value $71,404,292)	70,000	70,000

10

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Merrill Lynch
4.610% (dated 11/30/07, due 12/03/07, repurchase price $55,021,129, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000% to 5.500%, due 05/01/36 to 02/01/37, total market value $56,103,403)	$55,000	$55,000
UBS Securities
4.580% (dated 11/30/07, due 12/03/07, repurchase price $70,026,717, collateralized by Federal National Mortgage Association Bonds, 3.850% to 6.120%, due 10/01/33 to 06/01/40, total market value $71,401,988)	70,000	70,000

Total Repurchase Agreements (Cost $459,000)		459,000

TOTAL INVESTMENTS — 101.9% (Cost $872,397)*		872,397

Other Assets & Liabilities — (1.9)%
Dividends Payable
Class I		(1,650)
Class A		(918)
Investment Advisory Fees Payable		(175)
12b-1 Fees Payable
Class I		(24)
Class A		(52)
Administration Fees Payable		(42)
Custody Fees Payable		(6)
Trustees’ Fees Payable		(72)
Payable for Shares of Beneficial Interest Redeemed		(15,738)
Other		2,153

Total Other Assets & Liabilities		(16,524)

TOTAL NET ASSETS — 100.0%		$855,873

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$855,789
Undistributed Net Investment Income		152
Accumulated Net Realized Loss on Investments		(68)

Total Net Assets		$855,873

Net Asset Value, Offering and Redemption Price Per Share — Class I ($515,695,427 ÷ 515,602,216 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($340,177,633 ÷ 340,165,184 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $25,000 and represents 2.9% of net assets as of November 30, 2007.

DN	— Discount Note

FRN	— Floating Rate Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

See Notes to Financial Statements.

11

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 53.0%
Banks — 18.7%
Abbey National North America
4.790%, 01/22/08	$30,000	$29,792
4.660%, 01/24/08	8,000	7,944
4.670%, 01/30/08	30,000	29,767
5.145%, 02/29/08	30,000	29,614
ABN AMRO
5.000%, 01/15/08	30,000	29,812
4.770%, 02/15/08	30,000	29,698
4.950%, 02/26/08	30,000	29,641
Danske
4.950%, 01/16/08	30,000	29,810
4.730%, 01/31/08	30,000	29,760
4.800%, 02/20/08	30,000	29,676
JPMorgan Chase
4.750%, 12/18/07	30,000	29,933
5.050%, 01/04/08	30,000	29,857
Lloyds TSB Bank PLC
4.660%, 02/14/08	30,000	29,709
Nordea North America DE
5.180%, 01/04/08	30,000	29,853
4.900%, 02/26/08	30,000	29,645
Royal Bank of Scotland PLC
4.680%, 01/28/08	30,000	29,774
Societe Generale North America
4.755%, 12/27/07	30,000	29,897
5.080%, 01/22/08	30,000	29,780
4.725%, 02/07/08	30,000	29,732
Svenska Handelsbanken
5.020%, 01/23/08	30,000	29,778
4.815%, 02/21/08	30,000	29,670

		603,142

Commercial Services — 1.1%
Harvard University
4.700%, 12/19/07	35,000	34,918

Finance-Automotive — 2.2%
DaimlerChrysler Revolving Auto Conduit
4.750%, 12/05/07	20,000	19,989
FCAR Owner Trust
4.710%, 12/11/07	20,000	19,974
Toyota Motor Credit
4.840%, 01/11/08	30,000	29,835

		69,798

Financial Conduits — 2.3%
Edison Asset Securitization LLC
4.720%, 01/23/08	25,000	24,827
Fountain Square Commercial Funding
4.770%, 12/03/07	30,000	29,992
Govco
5.050%, 12/27/07	20,000	19,927

		74,746

Financial Services — 22.8%
Aegon Funding
4.900%, 01/23/08	30,000	29,784
AIG Funding
4.850%, 01/02/08	30,000	29,871
4.750%, 01/28/08	25,000	24,809
Allianz Finance
4.650%, 12/06/07	30,000	29,981
4.680%, 01/16/08	28,600	28,429
4.860%, 01/16/08	8,475	8,422
4.750%, 02/15/08	30,000	29,699
American Express
4.960%, 02/21/08	30,000	30,000
Dexia Delaware LLC
4.775%, 01/09/08	30,000	29,845
4.770%, 02/11/08	10,000	9,905
Fortis Funding LLC
4.770%, 01/10/08	30,000	29,841
4.800%, 01/14/08	30,000	29,824
General Electric Capital
5.230%, 12/17/07	30,000	29,930
5.140%, 12/18/07	30,000	29,927
Greenwich Capital
5.170%, 12/24/07	30,000	29,901
ING America Insurance Holdings
4.850%, 01/08/08	30,000	29,846
ING Funding LLC
5.010%, 01/16/08	30,000	29,808
4.690%, 02/14/08	30,000	29,707
Merrill Lynch
5.300%, 01/04/08	30,000	29,850
MetLife Funding
4.700%, 12/07/07	7,991	7,985
Prudential Funding LLC
4.840%, 01/07/08	30,000	29,851
4.790%, 01/18/08	30,000	29,808
Rabobank USA Finance
4.645%, 12/18/07	30,000	29,934
4.750%, 02/21/08	30,000	29,675
UBS Finance
4.855%, 12/19/07	30,000	29,927
5.015%, 01/17/08	30,000	29,804
4.745%, 01/25/08	30,000	29,782

		736,145

Food Distributors — 0.9%
SYSCO
4.750%, 12/19/07	30,000	29,928

Industrials — 3.1%
IBM International Group Capital LLC
5.080%, 12/14/07	30,000	29,945
Nestle Capital
4.720%, 12/11/07	30,000	29,960
PACCAR Financial
5.030%, 12/11/07	10,200	10,186
Procter & Gamble International Funding SCA
4.980%, 12/13/07	30,000	29,950

		100,041

12

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Retail — 1.9%
Wal-Mart Stores
4.980%, 12/11/07	$30,000	$29,959
4.700%, 12/18/07	30,045	29,978

		59,937

Total Commercial Paper (Cost $1,708,655)		1,708,655

CERTIFICATES OF DEPOSIT — 12.2%
Domestic — 5.1%
Citigroup
4.980%, 02/20/08	30,000	30,000
5.030%, 02/27/08	30,000	30,000
JPMorgan Chase Bank
5.130%, 01/10/08	30,000	30,000
Wells Fargo Bank NA
4.650%, 01/02/08	30,000	30,000
Wilmington Trust
4.870%, 12/27/07	15,000	15,000
5.355%, 01/22/08	30,000	30,000

		165,000

Yankee — 7.1%
Barclays Bank PLC NY
5.180%, 01/17/08	30,000	30,000
5.020%, 02/20/08	30,000	30,000
Barclays Bank PLC NY (FRN)
4.648%, 01/03/08	30,000	30,000
Dexia Credit Local NY (FRN)
4.746%, 01/25/08	25,000	24,996
Lloyds TSB Bank PLC NY
4.910%, 01/22/08	20,000	20,000
5.300%, 02/22/08	30,000	30,000
Nordea Bank Finland PLC NY
5.320%, 01/18/08	25,000	25,006
Royal Bank of Canada NY (FRN)
3.604%, 01/22/08	7,000	7,000
Royal Bank of Scotland PLC NY
5.160%, 01/17/08	30,000	30,001

		227,003

Total Certificates of Deposit (Cost $392,003)		392,003

CORPORATE BONDS — 10.9%
Banks — 3.5%
ANZ (FRN)
5.312%, 04/14/08 (A)	29,900	29,911
BNP Paribas (FRN)
4.779%, 08/25/08 (A)	15,000	15,000
Marshall & Ilsley Bank
3.800%, 02/08/08	11,595	11,563
Wachovia Bank (FRN)
4.570%, 10/03/08	25,000	24,910
Wells Fargo (FRN)
4.732%, 10/14/08 (A)	30,000	30,000

		111,384

Finance-Automotive — 1.6%
American Honda Finance (FRN) (MTN)
5.273%, 04/10/08 (A)	8,000	8,002
5.329%, 07/11/08 (A)	20,000	19,986
Toyota Motor Credit (FRN) (MTN)
3.574%, 03/17/08	15,000	15,000
3.574%, 03/24/08	8,000	8,000

		50,988

Financial Services — 2.9%
Bear Stearns (FRN) (MTN)
4.752%, 01/15/08	10,000	10,001
5.028%, 02/08/08	26,750	26,758
Citigroup
3.500%, 02/01/08	16,000	15,948
General Electric Capital (FRN) (MTN)
5.290%, 01/03/08	4,140	4,140
5.292%, 01/15/08	5,990	5,991
Morgan Stanley (FRN) (MTN)
5.334%, 01/18/08	30,000	30,006

		92,844

Insurance — 2.9%
Allstate Life Global Funding II (FRN) (MTN)
5.322%, 04/14/08 (A)	30,000	30,013
ASIF Global Financing XXXII (FRN)
5.080%, 02/25/08 (A)	30,000	29,997
Monumental Global Funding III (FRN)
5.568%, 03/20/08 (A)	15,000	15,000
Principal Life Income Funding Trusts (FRN) (MTN)
5.750%, 12/07/07	20,000	20,003

		95,013

Total Corporate Bonds (Cost $350,229)		350,229

MASTER NOTE — 2.3%
Banks — 2.3%
Bank of America (DO)
4.748%, 12/03/07	75,000	75,000

(Cost $75,000)
FUNDING AGREEMENTS — 2.0%
Metlife Funding Agreement (FRN)
5.784%, 12/15/07 (B)	30,000	30,000
New York Life Funding Agreement (FRN)
5.281%, 01/01/08 (B)	33,000	33,000

Total Funding Agreements (Cost $63,000)		63,000

MUNICIPAL SECURITIES — 1.2%
Georgia — 0.5%
Aquarium Parking Deck (RB) (LOC - SunTrust Bank) (VRDN)
4.850%, 04/01/20	9,100	9,100
Savannah College of Art & Design (RB) (LOC - Bank of America) (VRDN)
4.850%, 04/01/24	6,700	6,700

		15,800

Illinois — 0.1%
Champaign (GO) Series B (VRDN)
4.860%, 01/01/24	4,900	4,900

13

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Kentucky — 0.3%
Kentucky Housing Corporation (RB) Series W (VRDN)
4.820%, 07/01/37	$10,500	$10,500

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Clarendon Street Associates (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
4.850%, 12/01/40	5,000	5,000

Ohio — 0.1%
Cuyahoga County Economic Development Authority, Gateway Arena Project (RB) Series 2004B (VRDN)
4.810%, 06/01/22	2,690	2,690

Total Municipal Securities (Cost $38,890)		38,890

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Advantage Institutional Money Market Fund, Class I††	11,038,406	11,038

(Cost $11,038)

	Par (000)
REPURCHASE AGREEMENTS — 19.6%
Bank of America
4.610% (dated 11/30/07, due 12/03/07, repurchase price $86,033,038, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 08/01/37, total market value $87,720,000)	$86,000	86,000
4.650% (dated 11/08/07, due 12/12/07, repurchase price $75,329,375, collateralized by Federal National Mortgage Association Bonds, 5.366% to 6.000%, due 08/01/37 to 12/01/37, total market value $76,500,000) (B)	75,000	75,000
Barclays
4.610% (dated 11/30/07, due 12/03/07, repurchase price $87,033,423, collateralized by Federal Home Loan Mortgage Corporation Note and Federal National Mortgage Association Bond, 5.100% to 5.125%, due 09/10/09 to 10/23/12, total market value $88,740,363)	87,000	87,000
Deutsche Bank
4.630% (dated 11/30/07, due 12/03/07, repurchase price $86,033,182, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 7.000%, due 11/01/16 to 11/01/37, total market value $87,720,000)	86,000	86,000
Goldman Sachs
4.610% (dated 11/30/07, due 12/03/07, repurchase price $60,023,050, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.000% to 7.000%, due 05/01/17 to 10/01/37, total market value $61,200,000)	60,000	60,000
Greenwich Capital
4.630% (dated 11/30/07, due 12/03/07, repurchase price $85,032,796, collateralized by Federal National Mortgage Association Bonds, 4.638% to 6.138%, due 01/01/36 to 11/01/37, total market value $86,701,805)	85,000	85,000
Merrill Lynch
4.610% (dated 11/30/07, due 12/03/07, repurchase price $65,024,971, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 02/01/37, total market value $66,302,677)	65,000	65,000
UBS Securities
4.580% (dated 11/30/07, due 12/03/07, repurchase price $90,034,350, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.047% to 5.888%, due 09/01/34 to 08/01/37, total market value $91,803,763)	90,000	90,000

Total Repurchase Agreements (Cost $634,000)		634,000

TOTAL INVESTMENTS — 101.5% (Cost $3,272,815)*		3,272,815

Other Assets & Liabilities — (1.5)%
Dividends Payable
Class I		(8,748)
Class A		(1,945)
Investment Advisory Fees Payable		(653)
12b-1 Fees Payable
Class I		(146)
Class A		(90)
Administration Fees Payable		(157)
Custody Fees Payable		(20)
Trustees’ Fees Payable		(173)
Payable for Investments Purchased		(11,705)
Payable for Shares of Beneficial Interest Redeemed		(33,638)
Other		9,516

Total Other Assets & Liabilities		(47,759)

TOTAL NET ASSETS — 100.0%		$3,225,056

14

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$3,226,457
Undistributed Net Investment Income	402
Accumulated Net Realized Loss on Investments	(1,803)

Total Net Assets	$3,225,056

Net Asset Value, Offering and Redemption Price Per Share — Class I ($2,396,655,848 ÷ 2,397,580,168 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($827,852,140 ÷ 828,317,877 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class B ($441,158 ÷ 441,506 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class C ($107,116 ÷ 106,720 outstanding shares of beneficial interest)	$1.00

*	Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Financial Statements.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $177,909 and represents 5.5% of net assets as of November 30, 2007.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $138,000 and represents 4.3% of net assets as of November 30, 2007.

DO — Demand Obligation: the rate shown is the rate in effect on November 30, 2007, and the date shown is the next reset date. The rate floats daily.

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

15

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.2%
Ohio — 99.2%
ABN AMRO Munitops Certificate Trust (MBIA) Series 2001-3 (VRDN)
3.620%, 06/01/09	$2,700	$2,700
Allen County Healthcare Facilities,Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.580%, 02/01/18	2,260	2,260
Butler County (BAN) (GO)
4.250%, 08/07/08	3,435	3,447
4.050%, 09/07/08	3,700	3,714
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN)
3.560%, 05/01/27	3,110	3,110
Butler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA)
5.500%, 04/01/08	1,150	1,180
6.000%, 04/01/08	1,000	1,028
Cincinnati & Hamilton County Port Authority, Fourth Street LP (RB) (LOC - Fifth Third Bank) (VRDN)
4.800%, 05/01/15	1,225	1,225
Cincinnati & Hamilton County Port Authority, Kenwood Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.750%, 09/01/25	1,600	1,600
Circleville (BAN) (GO)
4.170%, 07/17/08	2,460	2,465
Clark County (BAN) (GO)
4.020%, 02/13/08	800	800
4.000%, 03/26/08	1,780	1,782
4.000%, 05/08/08	1,000	1,001
Clark County Multifamily, Ohio Masonic Home Project (RB) (AMBAC) (VRDN)
3.640%, 10/01/25	5,650	5,650
Cleveland Heights (BAN) (GO)
4.000%, 08/07/08	3,000	3,005
Cleveland Waterworks (RB) Series L (FGIC) (VRDN)
3.570%, 01/01/33	5,660	5,660
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.600%, 01/01/33	18,895	18,895
Columbus Sewer (GO) Series 2006-1 (VRDN)
3.490%, 12/01/26	14,710	14,710
Columbus Sewer (RB) (VRDN)
3.580%, 06/01/11	2,700	2,700
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
3.850%, 04/01/16	1,260	1,260
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC - KeyBank) (VRDN)
3.650%, 08/01/20	2,415	2,415
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 01/01/34	4,700	4,700
Cuyahoga County Port Authority, Laurel School Project (RB) (LOC - KeyBank) (VRDN)
3.650%, 06/01/24	4,160	4,160
Cuyahoga Falls (BAN) (GO)
3.750%, 12/11/08	3,500	3,514
Deerfield Township (BAN) (GO)
3.450%, 11/18/08	5,000	5,000
Evendale Tax Increment, Evendale Commons Project (RN) (LOC - Fifth Third Bank)
3.800%, 05/15/08	2,100	2,100
Fairborn (BAN) (GO)
4.250%, 06/26/08	1,000	1,002
Franklin County Healthcare Facility, Creekside at the Village Project (RB) (LOC - KeyBank) (VRDN)
3.600%, 05/01/34	2,435	2,435
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
3.590%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.630%, 06/01/16	15,895	15,895
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
3.830%, 11/01/14	2,050	2,050
Franklin County, Trinity Health (RB) Series C-2 (FGIC) (VRDN)
3.650%, 12/01/38	4,500	4,500
Franklin County, Trinity Health Credit Group Project (RB) Series F (FSA) (VRDN)
3.650%, 12/01/30	2,000	2,000
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.570%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
4.125%, 05/22/08	1,700	1,703
Geauga County Healthcare Facilities, Montefiore Housing Corporation Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.680%, 01/01/26	1,940	1,940
Geauga County, Franklin Circle Project (RB) Series 2007A (LOC - Keybank) (VRDN)
3.680%, 09/01/14	4,800	4,800
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 11/01/23	940	940

16

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 09/01/25	$735	$735
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 12/01/24	3,955	3,955
Hamilton County Healthcare Facilities, Ronald McDonald House Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 05/01/15	2,370	2,370
Hamilton County Healthcare Facilities, Sisters of Charity Senior Care (RB) (LOC - Fifth Third Bank) (VRDN)
3.630%, 08/01/27	3,850	3,850
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
3.580%, 05/15/28	7,000	7,000
Hunting Valley, Village Hall Construction Project (BAN)
4.125%, 07/10/08	4,250	4,258
Indian Lake Local School District (BAN) (GO)
4.530%, 12/13/07	1,750	1,750
Jefferson Local School District (BAN) (GO)
4.125%, 11/25/08	1,500	1,510
Kent (BAN) (GO)
4.000%, 10/16/08	1,000	1,003
Lake County (BAN) (GO)
4.250%, 05/15/08	900	902
4.250%, 07/18/08	1,000	1,003
Lancaster (BAN) (GO)
4.000%, 10/16/08	1,000	1,004
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
3.650%, 12/01/10	625	625
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.600%, 04/01/37	18,400	18,400
Little Miami Local School District (BAN)
4.250%, 06/05/08	6,250	6,266
Lucas County Health Care Facilities, Sunset Retirement Community Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.590%, 08/15/30	785	785
Marion (BAN) (GO)
4.000%, 06/26/08	960	961
Marysville (BAN) (GO)
4.250%, 03/06/08	900	901
4.250%, 05/16/08	1,000	1,002
4.250%, 06/05/08	1,750	1,757
Marysville Water and Sewer (BAN) (GO)
4.500%, 01/24/08	1,905	1,907
Mason (BAN) (GO)
4.500%, 07/02/08	2,175	2,184
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
3.580%, 03/01/27	12,100	12,100
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
3.560%, 04/01/37	11,700	11,700
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	3,000	3,005
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	350
Ohio State (GO) Series B (VRDN)
3.600%, 08/01/17	2,200	2,200
3.500%, 03/15/25	3,000	3,000
Ohio State (GO) Series C (VRDN)
3.600%, 06/15/26	2,395	2,395
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.600%, 12/01/33	3,700	3,700
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.640%, 12/01/23	5,000	5,000
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.600%, 02/01/14	850	850
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.660%, 06/01/23	12,950	12,950
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 11/01/25	200	200
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - KeyBank) (VRDN)
3.600%, 06/01/33	5,200	5,200
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
3.630%, 09/01/25	920	920
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - KeyBank) (VRDN)
3.630%, 09/01/24	4,400	4,400
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.600%, 10/01/31	415	415
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.600%, 08/01/33	6,600	6,600
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
3.600%, 10/01/35	2,700	2,700

17

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
3.600%, 10/01/29	$1,800	$1,800
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.630%, 09/01/24	2,035	2,035
3.600%, 09/01/27	420	420
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
3.570%, 05/01/15	6,100	6,100
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
3.570%, 11/01/30	2,800	2,800
Ohio State Infrastructure (GO) Series A (VRDN)
3.600%, 02/01/23	2,900	2,900
Ohio State University (VRDO) Series 03-C
3.430%, 02/14/08	13,145	13,145
Ohio State University General Receipts (RB) (FSA) (VRDN)
3.600%, 12/01/26	700	700
Ohio State Water Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.570%, 12/01/33	550	550
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.620%, 05/15/19	8,600	8,600
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.600%, 01/01/34	1,000	1,000
Ohio State Water Development Authority, Pure Water Project (RB) (AMBAC)
5.000%, 12/01/07	2,000	2,000
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
3.600%, 11/01/25	2,000	2,000
Ohio State, Common Schools (GO) Series 2004A
5.000%, 06/15/08	1,000	1,007
Olmsted Falls City School District (BAN) (GO)
4.875%, 12/06/07	750	750
Perrysburg (BAN) (GO)
4.000%, 11/06/08	3,923	3,939
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series C (AMBAC) (VRDN)
3.560%, 12/01/25	2,800	2,800
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series D (AMBAC) (VRDN)
3.560%, 12/01/25	1,150	1,150
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series E (AMBAC) (VRDN)
3.560%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series F (AMBAC) (VRDN)
3.560%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series G (AMBAC) (VRDN)
3.560%, 12/01/25	650	650
Sharonville (BAN) (GO)
4.250%, 02/20/08	915	916
4.250%, 07/25/08	2,560	2,568
Solon (BAN) (GO)
4.125%, 06/26/08	1,690	1,693
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
3.600%, 06/01/08	7,100	7,100
3.600%, 12/01/09	11,400	11,400
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
3.590%, 05/15/38	6,800	6,800
Toledo-Lucas County Port Authority, St. Francis de Sales High School (RB) (LOC- Fifth Third Bank) (VRDN)
3.620%, 08/01/25	5,550	5,550
University of Cincinnati (BAN) (RN) Series E
4.500%, 01/24/08	4,500	4,505
University of Cincinnati (RB) Series B (MBIA) (VRDN)
3.630%, 06/01/20	4,000	4,000
University of Cincinnati General Receipts (BAN) (RN) Series C
4.500%, 01/24/08	1,500	1,502
University of Cincinnati General Receipts (RB) Series B (AMBAC) (VRDN)
3.680%, 06/01/31	5,495	5,495
Upper Valley Joint Vocational School District (BAN) (GO)
4.000%, 11/25/08	950	955
Warren County Health Care Facilities, Otterbein Homes Project (RB) (LOC - U.S Bank) (VRDN)
3.560%, 07/01/31	4,960	4,960
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
3.800%, 09/01/15##	4,690	4,690
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
3.600%, 03/01/15	1,670	1,670
Washington County Hospital, Marietta Area Health Care Project (RB) (FSA) (VRDN)
3.600%, 12/01/33	2,660	2,660

18

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC - Wachovia Bank) (VRDN)
3.660%, 12/01/10	$5,200	$5,200

Total Municipal Securities (Cost $419,714)		419,714

	Number of Shares
MONEY MARKET FUND — 0.7%
BlackRock Ohio Municipal Money Market Fund	2,799,390	2,799
(Cost $2,799)

TOTAL INVESTMENTS — 99.9% (Cost $422,513)*		422,513

Other Assets & Liabilities — 0.1%
Dividends Payable
Class I		(798)
Class A		(2)
Investment Advisory Fees Payable		(53)
12b-1 Fees Payable
Class I		(24)
Class A		(5)
Administration Fees Payable		(21)
Custody Fees Payable		(4)
Trustees’ Fees Payable		(15)
Payable for Investments Purchased		(3,514)
Payable for Shares of Beneficial Interest Redeemed		(2,947)
Other		7,958

Total Other Assets & Liabilities		575

TOTAL NET ASSETS — 100.0%		$423,088

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$423,048
Undistributed Net Investment Income		40

Total Net Assets		$423,088

Net Asset Value, Offering and Redemption Price Per Share — Class I ($309,208,676 ÷ 309,182,309 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($113,879,492 ÷ 113,866,474 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

SAN — Special Assessment Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

19

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.5%
Pennsylvania — 98.5%
ABN AMRO Munitops Certificate Trust, Lancaster (GO) (AMBAC) (VRDN)
3.650%, 05/01/15	$4,000	$4,000
ABN AMRO Munitops Certificate Trust, Pennsylvania Turnpike Commission (RB) Series 2004-9 (AMBAC) (VRDN)
3.650%, 12/01/12 (A)	4,000	4,000
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
3.580%, 12/01/33	1,550	1,550
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.630%, 06/01/35	2,000	2,000
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series A (MBIA) (VRDN)
3.560%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series C (MBIA) (VRDN)
3.560%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series D (MBIA) (VRDN)
3.560%, 03/01/20	1,300	1,300
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.700%, 06/01/30	2,000	2,000
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
3.800%, 07/01/25	2,400	2,400
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
3.640%, 08/01/32	1,900	1,900
Allegheny County Industrial Development Authority, University of Pittsburgh Medical Center (RB) Series C (LOC - Comerica Bank) (VRDN)
3.600%, 03/01/15	2,470	2,470
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
3.590%, 12/01/20	3,050	3,050
Beaver County Industrial Development Authority, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.550%, 01/01/35	1,500	1,500
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
3.630%, 04/01/41	1,445	1,445
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B (LOC - Royal Bank of Scotland) (VRDN)
3.600%, 12/01/41	4,400	4,400
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
3.710%, 12/01/30	3,850	3,850
Dallastown Area School District (GO) (FGIC) (VRDN)
3.700%, 02/01/18	3,440	3,440
3.700%, 05/01/20	2,000	2,000
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC - Citizens Bank) (VRDN)
3.640%, 12/01/36	6,600	6,600
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
3.600%, 10/01/19	50	50
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
3.560%, 12/01/31	2,200	2,200
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
3.580%, 12/01/20	10,000	10,000
Emmaus General Authority (RB) (FSA) (VRDN)
3.610%, 12/01/28	95	95
Fort Le Boeuf School District (GO) (FGIC)
3.604%, 01/01/08	840	840
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.570%, 08/01/22	6,000	6,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 06/01/24	15	15
Hanover School District (GO) (FSA) (VRDN)
3.620%, 06/01/25	850	850
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
3.630%, 07/15/29	7,405	7,405
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.630%, 03/01/34	4,740	4,740
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.630%, 03/01/34	2,105	2,105
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.630%, 03/01/34	1,640	1,640
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Company) (VRDN)
3.630%, 10/15/25	3,570	3,570

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued Pennsylvania — continued
Luzerne County Convention Center Authority (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 09/01/28	$2,680	$2,680
Montgomery County (VRDO) Series 94-A
3.400%, 06/29/10	5,000	5,000
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
3.710%, 02/01/25	100	100
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
3.600%, 11/01/37	1,000	1,000
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
3.600%, 12/01/20	1,600	1,600
Pennsylvania State (GO)
5.000%, 02/01/08	2,000	2,005
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
3.700%, 05/01/25	2,500	2,500
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AC (MBIA)
5.000%, 06/15/08	1,400	1,410
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.560%, 12/01/30	5,400	5,400
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.570%, 07/15/41	355	355
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.600%, 07/15/41	1,900	1,900
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
3.580%, 06/01/27	2,750	2,750
Pennsylvania State University (RB) Series A (VRDN)
3.570%, 04/01/31	6,125	6,125
3.570%, 03/01/32	1,420	1,420
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.560%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.640%, 07/01/27	770	770
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.570%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.570%, 11/01/31	4,800	4,800
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
3.580%, 03/01/27	1,000	1,000
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.630%, 11/01/32	1,200	1,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
3.570%, 07/01/25	6,250	6,250
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC - First Union National Bank) (VRDN)
3.660%, 03/01/19	525	525
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/27/08	5,000	5,022
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.610%, 12/01/20	1,700	1,700
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.610%, 12/01/20	4,000	4,000
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.620%, 09/15/14	1,600	1,600
3.620%, 09/15/15	1,220	1,220
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.620%, 09/15/29	2,460	2,460
3.570%, 09/15/38	1,700	1,700
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.570%, 06/01/27	1,215	1,215
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
3.490%, 07/01/34	2,100	2,100
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN)
3.800%, 07/01/08	3,000	3,000

Total Municipal Securities (Cost $162,822)		162,822

21

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
BlackRock Pennsylvania Municipal Money Market Portfolio	1,450,422	$1,450
(Cost $1,450)

TOTAL INVESTMENTS — 99.4% (Cost $164,272)*		164,272

Other Assets & Liabilities — 0.6%
Dividends Payable
Class I		(269)
Class A		(86)
Investment Advisory Fees Payable		(21)
12b-1 Fees Payable
Class I		(6)
Class A		(5)
Administration Fees Payable		(8)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(7)
Payable for Shares of Beneficial Interest Redeemed		(1,371)
Other		2,730

Total Other Assets & Liabilities		954

TOTAL NET ASSETS — 100.0%		$165,226

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$165,247
Undistributed Net Investment Income		19
Accumulated Net Realized Loss on Investments		(40)

Total Net Assets		$165,226

Net Asset Value, Offering and Redemption Price Per Share — Class I ($98,154,015 ÷ 98,255,120 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($67,071,848 ÷ 67,005,605 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,000 and represents 2.4% of net assets as of November 30, 2007.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

TRAN — Tax and Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

22

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.2%
Alaska — 2.0%
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
3.630%, 07/01/37	$14,800	$14,800
Valdez Marine Terminal, Exxon Pipeline Company Project (RB) Series A (VRDN)
3.600%, 12/01/33	3,000	3,000

		17,800

Arizona — 0.2%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
3.630%, 10/01/30	2,325	2,325

Colorado — 5.4%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation (RB) Series C-5 (LOC - U.S. Bank) (VRDN)
3.600%, 11/01/37	3,500	3,500
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program (RB) Series C-1 (LOC - U.S. Bank) (VRDN)
3.600%, 09/01/35	7,890	7,890
Denver City & County, Colorado Convention Center Expansion Project (RB) Series 2001B (FSA) (VRDN)
3.590%, 09/01/25	15,100	15,100
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
3.600%, 11/01/31	22,700	22,700

		49,190

Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Masonicare Issue (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.600%, 07/01/37	10,000	10,000

Delaware — 0.6%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN)
3.710%, 09/01/12	5,200	5,200

District of Columbia — 2.1%
District of Columbia (GO) Series C (FGIC) (VRDN)
3.680%, 06/01/26	15,000	15,000
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
3.660%, 07/01/31	3,600	3,600

		18,600

Florida — 0.5%
Collier County Educational Facilities Authority, International College Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 04/01/28	4,180	4,180

Georgia — 3.7%
Atlanta (TECP)
3.720%, 12/19/07	6,000	6,000
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (RB) Series A (FGIC) (VRDN)
3.660%, 01/01/16	23,580	23,580
Municipal Electric Authority, General Resolution Projects (RB) Sub-Series B (LOC - Bayerische Landesbank/Landesbank Hessen-Thueringen/ Westdeutsche Landesbank) (MBIA) (VRDN)
3.600%, 01/01/20	4,200	4,200

		33,780

Illinois — 4.2%
Bloomington (GO) (VRDN)
3.570%, 06/01/24	9,100	9,100
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.700%, 12/01/37	15,000	15,000
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
3.640%, 01/01/23	1,150	1,150
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
3.600%, 09/01/24	1,080	1,080
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
3.630%, 08/01/33	6,100	6,100
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC)
6.000%, 12/01/20	1,000	1,026
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
3.630%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.570%, 06/01/23	1,750	1,750

		37,706

Indiana — 6.0%
ABN AMRO Munitops Certificate Trust, Hammond Multi-School Building Corporation (RB) Series 2004-50 (MBIA) (VRDN)
3.650%, 01/15/13 (A)	9,995	9,995
Angola Educational Facilities, Tri-State University Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 07/01/26	8,350	8,350
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
3.630%, 12/01/08	2,500	2,500
Indiana Bond Bank (RN) Series A (LOC - Bank of New York)
4.250%, 01/31/08	4,000	4,004
4.500%, 05/20/08	5,485	5,503

23

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Indiana — continued
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
3.570%, 02/01/36	$600	$600
Indiana State Development Finance Authority, Sycamore School Project (RB) (LOC - KeyBank) (VRDN)
3.660%, 08/01/24	3,825	3,825
Indiana State Educational Facilities Authority, Indiana Wesleyan University Project (RB) Series A (LOC - Bank One Indiana) (VRDN)
3.600%, 06/01/28	2,185	2,185
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.630%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, YMCA of Portage Township Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 08/01/31	1,000	1,000
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
3.630%, 04/01/20	1,730	1,730
St. Joseph County Educational Facilities, Holy Cross College Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.640%, 09/01/25	5,800	5,800

		54,092

Kansas — 1.4%
Burlington (VRDO) Series C-1
3.420%, 12/10/07	900	900
Burlington (VRDO) Series C-2
3.420%, 12/10/07	3,600	3,600
3.370%, 02/06/08	8,200	8,200

		12,700

Kentucky — 0.4%
Kentucky Asset/Liability Commission (TRAN) Series A
4.500%, 06/26/08	4,000	4,017

Louisiana — 1.7%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.850%, 09/01/08	6,000	6,000
St. James Parish (TECP)
3.540%, 02/12/08	4,000	4,000
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
3.600%, 07/01/18	5,000	5,000

		15,000

Maryland — 1.9%
Maryland State Health and Higher Educational Facilities Authority, Bishop McNamara High School Project (RB) (LOC - PNC Bank) (VRDN)
3.590%, 07/01/32	4,000	4,000
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (AMBAC) (VRDN)
3.680%, 07/01/23	3,365	3,365
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.560%, 07/01/34	4,000	4,000
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series E (FGIC) (VRDN)
3.560%, 07/01/41	6,050	6,050

		17,415

Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series BB (VRDN)
3.430%, 02/01/34	1,000	1,000
Massachusetts Water Resources Authority (RB) Series B (FGIC) (VRDN)
3.650%, 08/01/37	1,225	1,225

		2,225

Michigan — 1.6%
Byron Center Public School (RB) (GO) (MBIA)
8.250%, 05/01/08	1,380	1,406
Detroit (TAN) (GO) (LOC - Scotiabank)
4.500%, 03/01/08	2,200	2,204
Detroit Sewer Disposal (RB) Series B (FSA) (VRDN)
3.650%, 07/01/33	1,400	1,400
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 01/01/36	6,880	6,880
University of Michigan (RB) Series A (VRDN)
3.650%, 12/01/19	1,100	1,100
3.670%, 12/01/37	1,400	1,400

		14,390

Missouri — 4.3%
ABN AMRO Munitops Certificate Trust, Missouri State Health & Educational Facilities Authority (RB) Series 2006-90 (VRDN)
3.650%, 01/15/15 (A)	11,050	11,050
Curators University System Facilities (RB) Series B (VRDN)
3.660%, 11/01/35	6,005	6,005

24

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Missouri — continued
Missouri State Health & Educational Facilities Authority, SSM Healthcare Corporation Project (RB) Series C-4 (FSA) (VRDN)
3.600%, 06/01/33	$10,815	$10,815
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (VRDN)
3.600%, 02/15/34	3,855	3,855
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series B (VRDN)
3.650%, 02/15/33	4,600	4,600
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series C (VRDN) (GO)
3.560%, 09/01/30	2,100	2,100

		38,425

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
3.560%, 12/01/15	1,020	1,020

New Hampshire — 0.5%
New Hampshire Higher Educational & Health Facilities Authority, New England Incorporated Project (RB) Series B (AMBAC) (VRDN)
3.610%, 12/01/25	4,300	4,300

New Mexico — 0.9%
New Mexico (TRAN)
4.500%, 06/30/08	6,000	6,026
New Mexico State Hospital Equipment Loan Council, Presbyterian Healthcare (RB) Series B (FSA) (VRDN)
3.590%, 08/01/30	1,850	1,850

		7,876

New York — 1.1%
New York (GO) Series E, Sub-series E-3 (LOC - Bank of America) (VRDN)
3.560%, 08/01/34	10,245	10,245

North Carolina — 2.0%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.630%, 02/01/23	2,050	2,050
Mecklenburg County (GO) Series B (VRDN)
3.570%, 02/01/24	12,900	12,900
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
3.610%, 06/01/18	800	800
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.630%, 09/01/21	1,400	1,400
University of North Carolina, Chapel Hill Hospital Project (RB) Series B (VRDN)
3.620%, 02/15/31	550	550

		17,700

Ohio — 20.6%
Avon Local School District (BAN) (GO)
4.125%, 01/11/08	1,500	1,501
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.600%, 01/01/33	9,245	9,245
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 06/01/30	1,880	1,880
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	2,000	2,003
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 01/01/34	2,210	2,210
Cuyahoga Falls (BAN)
4.000%, 12/13/07	11,210	11,211
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.630%, 06/01/16	4,700	4,700
Franklin County, Trinity Health Credit Group Project (RB) Series F (FSA) (VRDN)
3.650%, 12/01/30	10,600	10,600
Geauga County, Franklin Circle Project (RB) Series 2007A (LOC - Keybank) (VRDN)
3.680%, 09/01/14	5,200	5,200
Hamilton City (BAN) (GO)
4.000%, 09/11/08	1,000	1,002
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 12/01/24	1,445	1,445
Hamilton County Economic Development Authority, Saint Xavier High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.580%, 04/01/28	1,000	1,000
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 05/01/27	9,895	9,895
Hamilton County Healthcare Facilities, Episcopal (RB) Series A (LOC - KeyBank) (VRDN)
3.580%, 06/01/35	650	650
Hilliard School District (BAN) (GO) Series A
4.000%, 06/12/08	3,500	3,506
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
4.300%, 12/13/07	3,875	3,876
4.000%, 09/11/08	4,725	4,740
Mayfield Heights (BAN) (GO)
4.250%, 08/21/08	3,200	3,213
Mentor (BAN) (GO)
4.250%, 03/14/08	1,395	1,397

25

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Miami County (BAN) (GO)
4.000%, 11/27/08	$2,235	$2,247
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
3.560%, 04/01/37	11,500	11,500
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	12,000	12,021
New Albany (BAN) (GO)
4.250%, 12/13/07	1,800	1,800
Ohio State (GO) Series B (VRDN)
3.500%, 03/15/25	400	400
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.600%, 12/01/33	60	60
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.640%, 12/01/23	2,000	2,000
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.600%, 11/01/25	675	675
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
3.630%, 09/01/25	2,680	2,680
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
3.600%, 10/01/29	9,000	9,000
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.630%, 09/01/24	1,425	1,425
3.600%, 09/01/26	7,805	7,805
Ohio State University (VRDO) Series 03-C
3.430%, 02/14/08	5,500	5,500
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
3.600%, 01/01/34	17,200	17,200
Orrville (BAN) (GO)
4.000%, 09/17/08	2,180	2,184
Orrville City School District (BAN) (GO)
4.375%, 12/13/07	4,500	4,501
Penta County Career Center (TAN) (GO)
4.250%, 02/28/08	6,000	6,007
Perrysburg (BAN) (GO)
4.000%, 08/07/08	1,500	1,502
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 12/01/22	2,400	2,400
Summit County Port Authority (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 02/01/28	3,600	3,600
Trenton (BAN) (GO)
3.800%, 03/13/08	2,145	2,145
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.700%, 01/01/29	$15	$15
University of Cincinnati (BAN) (RN) Series F
3.730%, 04/01/08	4,000	4,000
Warren County (BAN) (GO)
4.150%, 09/05/08	1,610	1,615
Warren County Healthcare Facilities Authority, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.630%, 07/01/23	2,728	2,728
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.620%, 12/01/26	1,480	1,480

		185,764

Pennsylvania — 16.9%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
3.580%, 12/01/33	700	700
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.630%, 06/01/35	3,305	3,305
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.590%, 12/01/19	800	800
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.700%, 06/01/30	1,000	1,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
3.590%, 12/01/20	3,100	3,100
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
3.600%, 07/01/27	2,005	2,005
Dallastown Area School District (GO) (FGIC) (VRDN)
3.700%, 05/01/20	600	600
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC - Citizens Bank) (VRDN)
3.640%, 12/01/36	1,685	1,685
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
3.580%, 12/01/20	3,000	3,000
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.600%, 11/01/23	4,800	4,800
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
3.570%, 11/15/32	2,550	2,550

26

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.570%, 08/01/22	$1,900	$1,900
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 06/01/24	5,800	5,800
Hanover School District (GO) (FSA) (VRDN)
3.620%, 06/01/25	1,000	1,000
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.630%, 03/01/34	1,860	1,860
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.630%, 03/01/34	1,060	1,060
Lackawanna County (GO) Series A (LOC - PNC Bank) (VRDN)
3.600%, 09/01/29	1,000	1,000
Lancaster County Hospital Authority, Masonic Homes Project (RB) (AMBAC) (VRDN)
3.610%, 05/01/32	3,335	3,335
Luzerne County (GO) Series A (FSA) (VRDN)
3.570%, 11/15/26	20,000	20,000
Luzerne County Convention Center Authority (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 09/01/28	1,500	1,500
Manheim Township School District (GO) (FSA) (VRDN)
3.620%, 06/01/16	2,000	2,000
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.600%, 09/15/31	4,600	4,600
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
3.600%, 11/01/37	4,000	4,000
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN)
3.580%, 11/01/29	2,675	2,675
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.580%, 12/01/33	715	715
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.600%, 05/01/27	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Student Association Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
3.610%, 07/01/38	1,500	1,500
Pennsylvania State Turnpike Commission (RB) Series B (AMBAC) (VRDN)
3.570%, 12/01/22	4,780	4,780
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.570%, 07/15/41	1,100	1,100
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
3.580%, 06/01/27	5,150	5,150
3.580%, 06/01/28	4,090	4,090
Pennsylvania State University (RB) Series A (VRDN)
3.570%, 03/01/32	2,000	2,000
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
3.560%, 12/01/14	2,400	2,400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.640%, 07/01/27	240	240
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.640%, 10/01/29	4,165	4,165
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
3.580%, 03/01/27	5,500	5,500
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.630%, 11/01/32	2,900	2,900
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
3.570%, 07/01/25	2,800	2,800
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/27/08	2,500	2,511
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.610%, 12/01/20	2,800	2,800
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.600%, 12/01/20	2,750	2,750
State Public School Building Authority, Albert Gallatin Area School Project (RB) (FSA) (VRDN)
3.600%, 09/01/24	2,400	2,400
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.620%, 09/15/18	1,000	1,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.570%, 09/15/38	20,300	20,300
3.550%, 09/15/40	4,300	4,300

27

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC—Wachovia Bank) (VRDN)
3.660%, 12/01/26	$2,910	$2,910

		152,586

South Carolina — 0.6%
South Carolina Public Service Authority (TECP)
3.410%, 01/09/08	5,500	5,500

Tennessee — 1.5%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC—SunTrust Bank) (VRDN)
3.600%, 01/01/19	5,875	5,875
Hendersonville Industrial Development Board (TIB) Series A (LOC—Fifth Third Bank) (VRDN)
3.620%, 05/01/36	7,500	7,500

		13,375

Texas — 12.0%
ABN AMRO Munitops Certificate Trust, Keller Independent School District (GO) Series 2007- 23 (PSF-GTD) (VRDN)
3.650%, 08/15/15 (A)	22,445	22,445
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.750%, 08/15/21	7,500	7,500
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.650%, 06/01/25	4,000	4,000
Harris County Health Facilities Development Corporation, St. Luke’s Episcopal Health System (RB) Series 2005A (FGIC) (VRDN)
3.600%, 02/15/32	17,900	17,900
Houston Independent School District (GO) (PSF- GTD) (VRDN)
3.750%, 06/15/31	4,500	4,500
Munitops II Certificate Trust, Burleson Independent School District (GO) (PSF-GTD) (VRDN)
3.650%, 08/01/31	11,000	11,000
Red River Texas Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
3.620%, 03/15/35	20,000	20,000
Tarrant County Health Facilities Development Corporation, Texas Health Resources System, Prerefunded 02/15/08 @ 102 (RB) Series A (MBIA)
5.250%, 02/15/08	7,755	7,932
Texas State (GO) (VRDN)
3.600%, 04/01/36	3,000	3,000
Texas State (TRAN) (GO)
4.500%, 08/28/08	10,000	10,057

		108,334

Utah — 3.3%
Intermountain Power Agency, Power Supply (RB) Series B (FGIC) (VRDN)
3.600%, 07/01/16	10,350	10,350
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.510%, 07/01/15	7,250	7,250
3.650%, 07/01/18	6,000	6,000
Salt Lake County Pollution Control, Service Station Holdings Project (RB) (VRDN)
3.630%, 02/01/08	5,895	5,895

		29,495

Washington — 1.9%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC—Wells Fargo Bank) (VRDN)
3.610%, 06/01/19##	10,000	10,000
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC—BNP Paribas) (VRDN)
3.600%, 01/01/32	4,700	4,700
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
3.570%, 10/01/29	2,550	2,550

		17,250

Wisconsin — 0.5%
Byron Industrial Development, Ocean Spray Project (RB) (LOC—Wachovia Bank) (VRDN)
3.660%, 12/01/20	4,400	4,400

Wyoming — 1.0%
Carbon County, Wyoming Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
3.400%, 11/01/14	3,800	3,800
Uinta County, Amoco Project (RB) (VRDN)
3.650%, 07/01/26	5,000	5,000

		8,800

Total Municipal Securities (Cost $903,690)		903,690

	Number of Shares
MONEY MARKET FUND — 0.6%
BlackRock Liquidity Funds MuniFund (Cost $5,913)	5,912,546	5,913

TOTAL INVESTMENTS — 100.8% (Cost $909,603)*		909,603

28

Value (000)
Other Assets & Liabilities — (0.8)%
Dividends Payable
Class I	$(1,753)
Class A	(88)
Investment Advisory Fees Payable	(109)
12b-1 Fees Payable
Class I	(30)
Class A	(18)
Administration Fees Payable	(44)
Custody Fees Payable	(6)
Trustees’ Fees Payable	(27)
Payable for Investments Purchased	(4,740)
Payable for Shares of Beneficial Interest Redeemed	(8,382)
Other	7,740

Total Other Assets & Liabilities	(7,457)

TOTAL NET ASSETS — 100.0%	$902,146

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$902,095
Undistributed Net Investment Income	78
Accumulated Net Realized Loss on Investments	(27)

Total Net Assets	$902,146

Net Asset Value, Offering and Redemption Price Per Share — Class I ($679,392,140 ÷ 679,375,223 outstanding shares of beneficial interest)	$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($222,754,342 ÷ 222,738,452 outstanding shares of beneficial interest)	$1.00

*	Also cost for Federal income tax purposes.

##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $33,495 and represents 3.7% of net assets as of November 30, 2007.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

PSF-GTD — Public School Fund—Guaranteed

RB — Revenue Bond

RN — Revenue Note

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

TRAN — Tax and Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on November 30, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

29

Allegiant Treasury Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 89.5%
U.S. Treasury Bills† — 81.3%
3.800%, 12/06/07	$7,000	$6,996
3.820%, 12/06/07	5,000	4,997
3.920%, 12/06/07	10,000	9,995
3.929%, 12/06/07	5,000	4,997
4.241%, 12/06/07	5,000	4,997
2.897%, 12/13/07	10,000	9,990
3.220%, 12/13/07	5,000	4,995
3.360%, 12/13/07	20,000	19,978
3.850%, 12/20/07	5,000	4,990
4.050%, 12/20/07	5,000	4,989
4.166%, 12/20/07	10,000	9,978
3.590%, 12/20/07	15,000	14,972
3.965%, 12/27/07	10,000	9,972
4.171%, 12/27/07	10,000	9,970
3.380%, 12/27/07	10,000	9,976
3.490%, 12/27/07	6,000	5,985
3.015%, 01/03/08	15,000	14,958
3.710%, 01/31/08	5,000	4,969
3.811%, 01/31/08	3,000	2,981
3.890%, 01/31/08	5,000	4,967
3.900%, 01/31/08	5,000	4,967
3.750%, 02/21/08	5,000	4,957
4.010%, 04/03/08	5,000	4,931
4.057%, 04/03/08	5,000	4,930
4.111%, 04/03/08	4,000	3,943
3.895%, 04/17/08	4,000	3,940
3.260%, 05/29/08	5,000	4,918

		198,238

U.S. Treasury Notes — 8.2%
4.375%, 12/31/07	15,000	15,012
4.875%, 04/30/08	5,000	5,018

		20,030

Total U.S. Treasury Obligations (Cost $218,268)		218,268

	Number of Shares
MONEY MARKET FUND — 8.3%
BlackRock Treasury Trust Fund (Cost $20,236)	20,236,497	20,236

TOTAL INVESTMENTS — 97.8% (Cost $238,504)*		238,504

Other Assets & Liabilities — 2.2%
Dividends Payable
Class I		(633)
Class A		(8)
Investment Advisory Fees Payable		(47)
12b-1 Fees Payable
Class I		(15)
Class A		(2)
Administration Fees Payable		(11)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(18)
Payable for Shares of Beneficial Interest Redeemed		(149)
Other		6,167

Total Other Assets & Liabilities		5,282

TOTAL NET ASSETS — 100.0%		$243,786

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$243,789
Undistributed Net Investment Income		42
Accumulated Net Realized Loss on Investments		(45)

Total Net Assets		$243,786

Net Asset Value, Offering and Redemption Price Per Share — Class I ($232,379,643 ÷ 232,401,163 outstanding shares of beneficial interest)		$1.00

Net Asset Value, Offering and Redemption Price Per Share — Class A ($11,406,298 ÷ 11,395,773 outstanding shares of beneficial interest)		$1.00

*	Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Financial Statements.

30

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31

Allegiant Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2007 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Interest	$20,986	$84,904
Income from affiliate(1)	—	318

Total Investment Income	20,986	85,222

Expenses:
Investment advisory fees	1,233	4,872
Administration fees	247	975
12b-1 fees:
Class I	36	178
Class A	26	66
Class B	—	2
Class C	—	1
Shareholder services fees:
Class A	425	1,095
Class B	—	1
Transfer agent fees	43	169
Custodian fees	19	64
Professional fees	32	126
Pricing service fees	—	1
Printing and shareholder reports	7	32
Registration and filing fees	9	18
Trustees’ fees	26	105
Miscellaneous	20	80

Total Expenses	2,123	7,785

Less:
Waiver of investment advisory fees	(206)	(812)

Net Expenses	1,917	6,973

Net Investment Income	19,069	78,249

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(25)	—

Payment from Affiliate(2)	163	407

Net Increase in Net Assets Resulting from Operations	$19,207	$78,656

(1)	See Note 3 in Notes to Financial Statements.

(2)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

$7,412	$3,159	$15,589	$5,451
—	—	—	—

7,412	3,159	15,589	5,451

405	172	851	378
121	52	255	76

23	8	48	18
8	5	15	1
—	—	—	—
—	—	—	—

129	85	258	14
—	—	—	—
19	8	35	10
12	7	21	7
19	9	34	9
2	1	3	—
4	2	8	2
2	2	8	7
13	5	26	6
8	4	19	5

765	360	1,581	533

(101)	(43)	(213)	(63)

664	317	1,368	470

6,748	2,842	14,221	4,981

—	—	—	(31)

40	19	77	39

$6,788	$2,861	$14,298	$4,989

33

Allegiant Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007
Investment Activities:
Net investment income	$19,069	$41,459	$78,249	$151,659
Net realized gain (loss) on investments sold	(25)	(5)	—	(38)
Payment from affiliate(1)	163	—	407	–

Net increase in net assets resulting from operations	19,207	41,454	78,656	151,621

Dividends to Shareholders:
Dividends from net investment income:
Class I	(11,425)	(24,880)	(57,906)	(113,103)
Class A	(7,655)	(16,579)	(20,331)	(38,523)
Class B	—	—	(11)	(29)
Class C	—	—	(5)	(4)

Total dividends	(19,080)	(41,459)	(78,253)	(151,659)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	584,814	1,346,258	1,388,579	3,442,475
Class A	605,139	1,293,301	1,844,921	3,196,537
Class B	—	—	51	203
Class C	—	—	303	59
Reinvestment of dividends:
Class I	604	727	577	1,438
Class A	1,780	4,194	7,305	12,495
Class B	—	—	10	28
Class C	—	—	4	4

Total proceeds from shares issued and reinvested	1,192,337	2,644,480	3,241,750	6,653,239

Value of shares redeemed:
Class I	(534,008)	(1,459,218)	(1,393,357)	(3,151,072)
Class A	(606,704)	(1,348,739)	(1,927,441)	(3,055,686)
Class B	—	—	(252)	(314)
Class C	—	—	(308)	(63)

Total value of shares redeemed	(1,140,712)	(2,807,957)	(3,321,358)	(6,207,135)

Increase (decrease) in net assets from share transactions	51,625	(163,477)	(79,608)	446,104

Total increase (decrease) in net assets	51,752	(163,482)	(79,205)	446,066

Net Assets:
Beginning of period	804,121	967,603	3,304,261	2,858,195

End of period*	$855,873	$804,121	$3,225,056	$3,304,261

*Including undistributed (distributions in excess of) net investment income	$152	$—	$402	$(1)

(1)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

34

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2007)	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007	For the Six Months Ended November 30, 2007	For the Year Ended May 31, 2007

$6,748	$12,175	$2,842	$5,233	$14,221	$21,158	$4,981	$8,169
—	—	—	—	—	(2)	(31)	7
40	—	19	—	77	—	39	—

6,788	12,175	2,861	5,233	14,298	21,156	4,989	8,176

(5,126)	(9,650)	(1,777)	(3,628)	(10,972)	(15,343)	(4,761)	(7,659)
(1,622)	(2,525)	(1,065)	(1,605)	(3,248)	(5,815)	(215)	(514)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(6,748)	(12,175)	(2,842)	(5,233)	(14,220)	(21,158)	(4,976)	(8,173)

573,138	1,051,067	117,647	325,476	844,144	1,294,415	337,030	376,129
113,970	224,464	123,037	242,442	547,747	831,590	65,951	108,251
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

359	951	2	3	312	594	19	4
1,609	2,500	545	872	2,662	4,956	145	318
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

689,076	1,278,982	241,231	568,793	1,394,865	2,131,555	403,145	484,702

(557,410)	(1,074,343)	(121,604)	(303,722)	(711,248)	(1,130,800)	(276,326)	(369,482)
(91,867)	(192,798)	(116,053)	(225,928)	(529,620)	(800,491)	(62,588)	(113,487)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(649,277)	(1,267,141)	(237,657)	(529,650)	(1,240,868)	(1,931,291)	(338,914)	(482,969)

39,799	11,841	3,574	39,143	153,997	200,264	64,231	1,733

39,839	11,841	3,593	39,143	154,075	200,262	64,244	1,736

383,249	371,408	161,633	122,490	748,071	547,809	179,542	177,806

$423,088	$383,249	$165,226	$161,633	$902,146	$748,071	$243,786	$179,542

$40	$—	$19	$—	$78	$—	$42	$(2)

35

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

1. Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2007, the Trust offered for sale shares of 30 Funds. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A Shares are sold without a sales charge; Class B and Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity Funds and the Fixed Income and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. No such investments held at November 30, 2007 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

36

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Money Market Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Money Market Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Trust’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, the Tax Exempt and Ohio Municipal Money Market Funds may purchase or sell securities on a delayed delivery basis. These transactions (principally in municipal securities referred to as COP’s or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Money Market Funds pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation (“NCC”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2007.

	Annual Rate	Fee Waiver
Government Money Market Fund	0.30%	0.05%
Money Market Fund	0.30%	0.05%
Ohio Municipal Money Market Fund	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund	0.20%	0.05%
Tax Exempt Money Market Fund	0.20%	0.05%
Treasury Money Market Fund	0.30%	0.05%

37

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, based on each Class’ average daily net assets.

	Annual Rate
	Class A	Class B	Class C
Government Money Market Fund	0.25%	N/A	N/A
Money Market Fund	0.25%	0.25%	0.25%
Ohio Municipal Money Market Fund	0.25%	N/A	N/A
Pennsylvania Tax Exempt Money Market Fund	0.25%	N/A	N/A
Tax Exempt Money Market Fund	0.25%	N/A	N/A
Treasury Money Market Fund	0.25%	N/A	N/A

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. PFPC Trust Co. also serves as Custodian for the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser. Custodian fees for the Trust and Advantage are calculated at the following annual rate: 0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Advantage and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and Advantage based on each Fund’s average daily net assets. PFPC Trust Co. also receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the officers of PFPC is Treasurer of the Trust and Advantage. Another officer of PFPC is Assistant Secretary of the Trust and Advantage.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. During the reporting period, the 12b-1 fee accrual rate was 0.015% per annum of the average daily net assets of Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares of the Money Market Fund, pursuant to which the Money Market Fund compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and Advantage, which are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $40,000 plus either $4,000 for each combined Board meeting attended in person, or $2,000 for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. These fees were effective through December 31, 2007. Effective January 1, 2008, the annual fee per Trustee will increase to $45,000 and the fee for each combined Board meeting attended will increase to $4,500. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

38

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds. For its services as Co-Administrators during the six months ended November 30, 2007, approximately 0.0275% was allocated to PFPC and approximately 0.0325% was allocated to NCB.

Transfer Agent

PFPC serves as Transfer Agent for the Funds. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2007, PFPC received $333,205 from the Funds in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2007 include legal fees of $153,316 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Money Market Fund

Pursuant to SEC rules, the Money Market Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Federal Income Taxes

Each of the Money Market Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future capital gains. At May 31, 2007, the Money Market Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2010	2011	2012		2013		2014	2015	Total
Government Money Market Fund	$—	$18	$3		$—		$7	$4	$32
Money Market Fund	1,747	—	—		—		—	22	1,769
Ohio Municipal Money Market Fund	—	—	—	*	—		—	—	—	*
Pennsylvania Tax Exempt Money Market Fund	40	—	—		—	*	—	—	40
Tax Exempt Money Market Fund	—	23	—		—		—	2	25
Treasury Money Market Fund	—	—	—		8		6	—	14

*	Amount represents less than $500.

During the year ended May 31, 2007, the Treasury Money Market Fund utilized a capital loss carryforward of $3,019 to offset capital gains. During the year ended May 31, 2007, the Pennsylvania Tax Exempt Money Market Fund and the Tax Exempt Money Market Fund had capital loss carryforwards of $278 and $18,774, respectively, that expired.

5. Market and Credit Risk

Each of the Money Market Funds may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

39

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2007 (Unaudited)

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

6. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

7. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds implemented FIN 48 in their NAV calculation as of November 30, 2007. Management reviewed the Funds’ tax return positions and applied the measurement requirements outlined in connection with FIN 48 and determined that implementation of FIN 48 did not have an impact on the Funds’ financial statements for the period ended November 30, 2007.

In September 2006, the Financial Accounting Standards Board issued FASB Statement No. 157, Fair Value Measurements, (“Statement 157”). Statement 157 establishes a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

8. Regulatory Matters

On October 11, 2006, the Adviser was notified that the Pacific Regional Office of the SEC was conducting an examination concerning marketing budget arrangements with entities that provide administrative services to the Trust. NCC and the Adviser cooperated fully with the SEC in that examination. In connection with the SEC examination, the Board of Trustees of the Trust established a committee comprising independent members of the Board of Trustees that (a) monitored the matter, (b) reviewed pertinent documents, (c) met with its special counsel, and (d) met with the Staff of the SEC and representatives of the Adviser. As recommended by the committee, the Trust and Adviser entered into an agreement under which the Adviser made a one-time payment to the Trust. The payment is reflected as “Payment from Affiliate” in the Statement of Operations. The payment was allocated among the funds as recommended by the Committee and did not result in a material impact on net asset value of any fund. On November 9, 2007, the Adviser was notified by the SEC that they had concluded their examination and have no further requests or comments at this time.

40

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Money Market Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. Counsel provided the Trustees with a memorandum related to their consideration of the Agreements. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees with regard to the Adviser included: (i) the history, stability, organizational structure, assets under management and client base of the Adviser, (ii) fees under the advisory agreements, including breakpoints and fee waivers, for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds as compared with other similar mutual funds and benchmark indices, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the Adviser’s compliance procedures and controls. In addition to this annual review, the Trustees oversee and evaluate the Adviser’s services at their quarterly meetings.

The Trust’s Board of Trustees, including all of the independent Trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed reapprovals of the Advisory Agreements, as discussed below. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, risk management and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background, experience and responsibilities of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board also considered its periodic meetings with the portfolio managers and other employees of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the terms of Advisory Agreements, Prospectuses and Statements of Additional Information.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale as assets increase.

41

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it in the same styles as the Funds.

Approval of the Agreement

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

Proxy Voting

A description of the policies and procedures that Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

42

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Custodian

PFPC Trust Co.

8800 Tinicum Boulevard, 4th Floor

Philadelphia, Pennsylvania 19153

760 Moore Road

King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, OH 44114

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson,
President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson,
President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date January 29, 2008

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date January 29, 2008

*	Print the name and title of each signing officer under his or her signature.